UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201-7912

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.29%

BELGIUM—0.15%
Belgacom SA	16,212	$426,965

		426,965
CANADA—7.01%
Barrick Gold Corp.	11,620	455,354
BCE Inc.	51,044	2,031,313
Bell Aliant Inc.	16,520	419,938
Enbridge Inc.	112,168	4,419,363
Fairfax Financial Holdings Ltd.	4,424	1,738,336
Franco-Nevada Corp.	11,088	464,908
Goldcorp Inc.	16,548	602,297
Intact Financial Corp.	14,000	852,056
Pembina Pipeline Corp.	5,684	152,719
Rogers Communications Inc. Class B	8,904	303,620
TELUS Corp.	138	8,010
Thomson Reuters Corp.	81,172	2,224,824
Tim Hortons Inc.	35,140	1,867,597
TMX Group Inc.	16,576	736,942
TransCanada Corp.	102,956	4,207,499

		20,484,776
CHILE—0.43%
Banco de Credito e Inversiones	6,412	381,224
Empresa Nacional de Electricidad SA	110,656	173,068
Lan Airlines SA	27,692	699,996

		1,254,288
CHINA—2.20%
China Construction Bank Corp. Class H	1,708,000	1,184,025
China Minsheng Banking Corp. Ltd. Class H	476,000	454,481
China Mobile Ltd.	224,000	2,265,731
China Resources Gas Group Ltd.	112,000	213,296
China Resources Power Holdings Co. Ltd.	392,000	709,160
Inner Mongolia Yitai Coal Co. Ltd. Class B	50,400	263,088
Jiangsu Expressway Co. Ltd. Class H(a)	280,000	266,620
Kunlun Energy Co. Ltd.	112,000	191,361
Tingyi (Cayman Islands) Holding Corp.	280,000	664,566
Zhejiang Expressway Co. Ltd. Class H	336,000	231,191

		6,443,519
COLOMBIA—0.34%
Cementos Argos SA(a)	40,516	247,069
Corporacion Financiera Colombiana SA	8,260	146,613
Inversiones Argos SA	64,757	602,915

		996,597
CZECH REPUBLIC—0.11%
Telefonica O2 Czech Republic AS	17,192	312,931

		312,931

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

May 31, 2012

DENMARK—0.16%
Novo Nordisk A/S Class B	3,444	458,180

		458,180
EGYPT—0.14%
Commercial International Bank Egypt SAE	99,204	402,893

		402,893
FINLAND—0.04%
Orion OYJ Class B	6,888	119,830

		119,830
FRANCE—0.33%
Eutelsat Communications	28,476	745,730
Societe BIC SA	2,156	210,597

		956,327
HONG KONG—3.27%
Cheung Kong Infrastructure Holdings Ltd.	84,000	461,625
CLP Holdings Ltd.	350,000	2,850,203
Hang Seng Bank Ltd.(b)	168,000	2,171,205
Hopewell Holdings Ltd.	140,000	364,393
Link REIT (The)	462,000	1,773,981
MTR Corp. Ltd.	322,000	1,039,332
Power Assets Holdings Ltd.	126,000	880,767

		9,541,506
INDONESIA—1.07%
PT Bank Central Asia Tbk	1,106,000	823,617
PT Telekomunikasi Indonesia (Persero) Tbk	1,988,000	1,649,617
PT Unilever Indonesia Tbk	294,000	642,734

		3,115,968
ISRAEL—0.61%
Bezeq The Israel Telecommunication Corp. Ltd.	275,716	347,715
NICE Systems Ltd.(a)(b)	13,496	505,073
Teva Pharmaceutical Industries Ltd.	23,296	933,333

		1,786,121
JAPAN—12.55%
ABC-MART Inc.	5,600	211,174
All Nippon Airways Co. Ltd.	168,000	458,484
Bank of Kyoto Ltd. (The)	56,000	408,493
Benesse Holdings Inc.	14,000	630,237
Chugai Pharmaceutical Co. Ltd.	33,600	606,313
Chugoku Bank Ltd. (The)	28,000	331,365
Eisai Co. Ltd.	36,400	1,483,109
FamilyMart Co. Ltd.	11,200	508,474
Gunma Bank Ltd. (The)	84,000	371,715
Hachijuni Bank Ltd. (The)	84,000	401,709
Itochu Techno-Solutions Corp.	5,600	259,236
Iyo Bank Ltd. (The)	56,000	421,348
Japan Real Estate Investment Corp.	56	494,191
Jupiter Telecommunications Co. Ltd.	364	372,750
Kamigumi Co. Ltd.	56,000	434,917
Keikyu Corp.	84,000	733,788

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Keio Corp.	56,000	384,926
Kintetsu Corp.	112,000	389,925
Lawson Inc.	11,200	784,136
McDonald’s Holdings Co. (Japan) Ltd.	14,000	408,315
Miraca Holdings Inc.	14,000	534,541
Mitsubishi Tanabe Pharma Corp.	44,800	589,601
Nexon Co. Ltd.(a)	22,400	353,932
Nippon Building Fund Inc.	56	510,617
Nissin Foods Holdings Co. Ltd.	14,000	510,974
Nitori Holdings Co. Ltd.	7,000	632,022
NTT DoCoMo Inc.	2,324	3,707,612
Odakyu Electric Railway Co. Ltd.	112,000	1,015,520
Ono Pharmaceutical Co. Ltd.	16,800	948,033
Oracle Corp. Japan	8,400	306,156
Oriental Land Co. Ltd.	11,200	1,221,195
Osaka Gas Co. Ltd.	224,000	876,975
Otsuka Holdings Co. Ltd.	25,200	792,491
Rakuten Inc.	392	418,920
Rinnai Corp.	2,800	181,037
Sankyo Co. Ltd.	8,400	404,923
Santen Pharmaceutical Co. Ltd.	14,000	506,867
Secom Co. Ltd.	33,600	1,484,716
Seven Bank Ltd.	112,000	249,952
Shikoku Electric Power Co. Inc.	16,800	394,210
Shimamura Co. Ltd.	5,600	634,878
Shizuoka Bank Ltd. (The)	112,000	1,092,648
Suzuken Co. Ltd.	14,000	435,274
Taisho Pharmaceutical Holdings Co. Ltd.	5,600	417,777
Takeda Pharmaceutical Co. Ltd.	72,800	3,040,490
Toho Co. Ltd.	11,200	178,394
Tokyo Gas Co. Ltd.	392,000	1,859,644
TonenGeneral Sekiyu K.K.	56,000	509,902
Tsumura & Co.	14,000	307,977
Unicharm Corp.	14,000	756,105
West Japan Railway Co.	33,600	1,317,605
Yamazaki Baking Co. Ltd.	28,000	388,140

		36,673,733
MALAYSIA—1.35%
Berjaya Sports Toto Bhd	176,400	231,919
Bumi Armada Bhd(a)	221,200	278,963
Hong Leong Bank Bhd	42,000	162,610
Malayan Banking Bhd	176,400	486,640
Maxis Communications Bhd	417,200	814,209
Petronas Dagangan Bhd	47,600	310,655
Petronas Gas Bhd	58,800	318,865
Public Bank Bhd Foreign	235,200	1,021,851
Telekom Malaysia Bhd	196,000	333,078

		3,958,790
PERU—0.26%
Compania de Minas Buenaventura SA SP ADR	19,656	769,336

		769,336
PHILIPPINES—0.35%
Bank of the Philippine Islands	165,480	254,848
Philippine Long Distance Telephone Co.	10,080	542,172
San Miguel Corp.	84,840	228,164

		1,025,184

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

May 31, 2012

SINGAPORE—1.82%
ComfortDelGro Corp. Ltd.	504,000	574,883
Oversea-Chinese Banking Corp. Ltd.	168,000	1,089,800
Singapore Airlines Ltd.(b)	112,000	903,821
Singapore Press Holdings Ltd.	10,000	29,331
Singapore Telecommunications Ltd.	924,000	2,222,619
StarHub Ltd.	196,000	492,756

		5,313,210
SPAIN—0.23%
Amadeus IT Holding SA Class A	26,012	476,488
Bankia SA(a)(b)	151,816	195,785

		672,273
SWITZERLAND—5.68%
Givaudan SA Registered(a)	1,484	1,375,191
Lindt & Spruengli AG Registered(a)	28	969,735
Nestle SA Registered	56,672	3,210,490
Novartis AG Registered	58,996	3,062,874
Roche Holding AG Genusschein	5,768	899,850
Schindler Holding AG Participation Certificates	1,596	176,393
SGS SA Registered	1,064	1,917,226
Swiss Prime Site AG Registered(a)	10,612	846,339
Swisscom AG Registered	4,928	1,789,142
Synthes Inc.(c)	14,448	2,358,068

		16,605,308
TAIWAN—4.21%
Advantech Co. Ltd.	56,000	191,370
Chang Hwa Commercial Bank Ltd.	280,000	145,403
China Steel Corp.	1,960,000	1,838,649
Chunghwa Telecom Co. Ltd.	840,000	2,538,462
Far EasTone Telecommunications Co. Ltd.	364,000	809,756
First Financial Holding Co. Ltd.	560,000	327,392
Formosa Petrochemical Corp.	224,000	611,632
Fubon Financial Holding Co. Ltd.	196,000	194,700
Inventec Corp.	504,000	167,674
MStar Semiconductor Inc.	56,000	339,587
Synnex Technology International Corp.	280,000	625,704
Taiwan Cooperative Financial Holding Co. Ltd.(a)	868,000	511,820
Taiwan Mobile Co. Ltd.	364,000	1,152,439
Taiwan Semiconductor Manufacturing Co. Ltd.	952,000	2,714,259
U-Ming Marine Transport Corp.	84,000	129,174

		12,298,021
THAILAND—0.82%
Advanced Information Service PCL NVDR	115,600	650,398
Bangkok Bank PCL Foreign	36,400	214,521
Bangkok Bank PCL NVDR	33,600	190,099
BEC World PCL NVDR	148,400	251,881
Charoen Pokphand Foods PCL NVDR	165,200	197,316
CP All PCL NVDR	828,800	892,233

		2,396,448
UNITED KINGDOM—4.16%
Aon PLC	58,996	2,743,314
Babcock International Group PLC	41,664	545,081
British Sky Broadcasting Group PLC	15,232	161,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Capita PLC	106,232	1,010,474
Compass Group PLC	123,060	1,204,634
Experian PLC	13,244	184,480
Pearson PLC	66,556	1,164,739
Reckitt Benckiser Group PLC	14,812	785,160
Reed Elsevier PLC	131,124	964,698
Serco Group PLC	110,572	893,481
Shire PLC	20,804	585,334
SSE PLC	31,276	636,872
Unilever PLC	4,592	144,253
Vodafone Group PLC	246,848	657,290
Wm Morrison Supermarkets PLC	111,972	476,008

		12,157,115
UNITED STATES—52.00%
3M Co.	1,680	141,809
Abbott Laboratories	68,656	4,242,254
Activision Blizzard Inc.	97,916	1,149,534
Advance Auto Parts Inc.	15,876	1,157,995
Airgas Inc.	2,044	177,440
Allergan Inc.	1,652	149,093
Altria Group Inc.	54,264	1,746,758
American Capital Agency Corp.	61,936	2,023,449
AmerisourceBergen Corp.	43,232	1,599,152
Amgen Inc.	55,636	3,867,815
Annaly Capital Management Inc.(b)	214,956	3,572,569
Arch Capital Group Ltd.(a)	29,708	1,135,737
AT&T Inc.	44,128	1,507,854
Automatic Data Processing Inc.	81,284	4,238,961
AutoZone Inc.(a)(b)	5,880	2,235,929
Becton, Dickinson and Co.	22,176	1,621,731
Bristol-Myers Squibb Co.	34,160	1,138,894
C.H. Robinson Worldwide Inc.	4,284	249,586
C.R. Bard Inc.	17,192	1,670,890
Campbell Soup Co.	41,972	1,330,512
Chevron Corp.	7,308	718,449
Church & Dwight Co. Inc.	27,412	1,459,415
Clorox Co. (The)	21,504	1,479,475
Coca-Cola Co. (The)	33,376	2,494,188
Colgate-Palmolive Co.	28,252	2,777,172
Consolidated Edison Inc.	53,312	3,217,912
Costco Wholesale Corp.	2,688	232,216
DIRECTV Class A(a)	14,308	635,991
Dollar General Corp.(a)	7,616	372,499
Dollar Tree Inc.(a)	26,348	2,718,587
Dominion Resources Inc.	17,444	908,135
Duke Energy Corp.	51,212	1,125,640
Dun & Bradstreet Corp. (The)	9,660	652,726
Ecolab Inc.	59,668	3,771,614
Eli Lilly and Co.	72,940	2,986,893
Everest Re Group Ltd.	10,836	1,106,572
Exxon Mobil Corp.	39,956	3,141,740
Family Dollar Stores Inc.	19,264	1,305,136
Forest Laboratories Inc.(a)	14,840	519,400
General Mills Inc.	88,984	3,406,307
Goodrich Corp.	1,540	193,686
H.J. Heinz Co.	2,520	133,762
Health Care REIT Inc.(b)	42,364	2,349,931
Hershey Co. (The)	17,808	1,190,643
Hormel Foods Corp.	30,660	917,041
International Business Machines Corp.	10,612	2,047,055
Intuit Inc.	22,820	1,283,169
J.M. Smucker Co. (The)	22,792	1,744,956
Johnson & Johnson	66,612	4,158,587

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Kellogg Co.	50,484	2,462,609
Kimberly-Clark Corp.	34,720	2,755,032
Kinder Morgan Inc.	86,064	2,942,528
Kinder Morgan Management LLC(a)(b)	19,488	1,384,233
Kroger Co. (The)	12,964	285,338
Laboratory Corp. of America Holdings(a)(b)	16,604	1,382,781
Marsh & McLennan Companies Inc.	56,280	1,799,834
McCormick & Co. Inc. NVS	23,576	1,328,743
McDonald’s Corp.	44,492	3,974,915
Microsoft Corp.	97,132	2,835,283
Newmont Mining Corp.	3,556	167,701
NextEra Energy Inc.	3,780	246,985
O’Reilly Automotive Inc.(a)	25,872	2,478,279
PartnerRe Ltd.	14,308	1,014,008
Paychex Inc.	71,848	2,153,285
People’s United Financial Inc.	70,336	818,008
PepsiCo, Inc.	34,916	2,369,051
PG&E Corp.	66,024	2,885,249
Procter & Gamble Co. (The)	54,236	3,378,360
Progress Energy Inc.	6,636	363,786
Raytheon Co.	4,760	239,523
RenaissanceRe Holdings Ltd.	10,500	809,235
Ross Stores Inc.	33,152	2,096,201
SAIC Inc.	59,276	658,556
Sherwin-Williams Co. (The)	17,584	2,279,590
Southern Co. (The)	92,456	4,244,655
Stericycle Inc.(a)(b)	16,016	1,397,556
Synopsys Inc.(a)	32,284	953,992
Target Corp.	18,816	1,089,635
TJX Companies Inc. (The)	30,996	1,316,090
Total System Services Inc.	34,440	801,419
Travelers Companies Inc. (The)	19,068	1,191,559
VeriSign Inc.(a)	4,816	184,116
Verisk Analytics Inc. Class A(a)	27,832	1,333,153
Verizon Communications Inc.	57,680	2,401,795
W.R. Berkley Corp.	23,856	914,162
Wal-Mart Stores Inc.	41,916	2,758,911
Washington Post Co. (The) Class B	1,120	390,678
Waste Management Inc.	53,144	1,723,991
Wisconsin Energy Corp.	46,424	1,756,684
Xcel Energy Inc.	51,492	1,442,806
Xilinx Inc.	21,756	695,539
Yum! Brands Inc.	3,528	248,230

		151,960,943

TOTAL COMMON STOCKS
(Cost: $294,405,518)		290,130,262

INVESTMENT COMPANIES—0.26%

EXCHANGE-TRADED FUNDS—0.26%
iShares S&P India Nifty 50 Index Fund(d)	38,152	763,040

		763,040

TOTAL INVESTMENT COMPANIES
(Cost: $774,486)		763,040

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

May 31, 2012

PREFERRED STOCKS—0.15%

COLOMBIA—0.15%
Banco Davivienda SA	19,096	233,729
Grupo Aval Acciones y Valores SA	322,392	209,761

		443,490

TOTAL PREFERRED STOCKS
(Cost: $465,974)		443,490

SHORT-TERM INVESTMENTS—2.40%

MONEY MARKET FUNDS—2.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	6,418,080	6,418,080
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	466,998	466,998
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	140,219	140,219

		7,025,297

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,025,297)		7,025,297

TOTAL INVESTMENTS IN SECURITIES—102.10%
(Cost: $302,671,275)		298,362,089
Other Assets, Less Liabilities—(2.10)%		(6,149,441)

NET ASSETS—100.00%		$292,212,648

NVDR	- Non-Voting Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.09%

AIRLINES—0.20%
Qantas Airways Ltd.(a)	3,101,527	$4,482,406

		4,482,406
BANKS—30.51%
Australia and New Zealand Banking Group Ltd.	7,487,584	151,787,963
Bendigo and Adelaide Bank Ltd.	1,090,518	7,710,982
Commonwealth Bank of Australia	4,418,570	211,718,119
National Australia Bank Ltd.	6,255,821	136,404,896
Westpac Banking Corp.	8,534,396	167,959,346

		675,581,306
BEVERAGES—0.90%
Coca-Cola Amatil Ltd.	1,592,071	19,843,346

		19,843,346
BIOTECHNOLOGY—2.39%
CSL Ltd.	1,451,359	53,001,623

		53,001,623
BUILDING MATERIALS—0.72%
Boral Ltd.	2,081,365	7,126,434
James Hardie Industries SE	1,217,372	8,761,462

		15,887,896
CHEMICALS—0.57%
Incitec Pivot Ltd.	4,551,287	12,537,239

		12,537,239
COAL—0.22%
Whitehaven Coal Ltd.	1,273,870	4,917,649

		4,917,649
COMMERCIAL SERVICES—2.12%
Brambles Ltd.	4,136,613	26,721,969
Transurban Group	3,667,573	20,134,671

		46,856,640
COMPUTERS—0.42%
Computershare Ltd.	1,242,423	9,387,637

		9,387,637
DIVERSIFIED FINANCIAL SERVICES—1.72%
ASX Ltd.	489,294	13,981,442
Macquarie Group Ltd.	925,288	24,205,119

		38,186,561

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2012

ELECTRIC—2.93%
AGL Energy Ltd.	1,295,703	19,090,293
AGL Energy Ltd. New(a)	219,083	3,227,868
Origin Energy Ltd.	3,035,435	37,921,555
SP AusNet	4,638,699	4,544,299

		64,784,015
ENGINEERING & CONSTRUCTION—1.11%
Leighton Holdings Ltd.(b)	423,735	7,262,401
Sydney Airport	1,046,812	2,944,530
WorleyParsons Ltd.	574,574	14,322,817

		24,529,748
ENTERTAINMENT—0.68%
Tabcorp Holdings Ltd.	1,991,821	5,602,703
Tatts Group Ltd.	3,746,457	9,520,755

		15,123,458
FOOD—4.33%
Metcash Ltd.	2,155,452	7,986,400
Woolworths Ltd.	3,428,256	87,919,262

		95,905,662
HEALTH CARE - PRODUCTS—0.44%
Cochlear Ltd.	158,834	9,662,708

		9,662,708
HEALTH CARE - SERVICES—0.90%
Ramsay Health Care Ltd.	367,237	7,683,267
Sonic Healthcare Ltd.	1,035,086	12,248,576

		19,931,843
INSURANCE—5.18%
AMP Ltd.	7,976,878	30,020,230
Insurance Australia Group Ltd.	5,809,700	18,764,944
QBE Insurance Group Ltd.	3,234,777	38,843,140
Suncorp Group Ltd.	3,595,085	27,059,528

		114,687,842
IRON & STEEL—0.79%
Fortescue Metals Group Ltd.	3,915,418	17,545,649

		17,545,649
LODGING—0.75%
Crown Ltd.	1,119,300	9,206,439
Echo Entertainment Group Ltd.	1,730,118	7,383,763

		16,590,202
MANUFACTURING—0.48%
Campbell Brothers Ltd.	188,682	10,642,154

		10,642,154

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2012

MEDIA—0.18%
Fairfax Media Ltd.(b)	6,243,562	4,027,202

		4,027,202
METAL FABRICATE & HARDWARE—0.22%
Sims Metal Management Ltd.	459,979	4,894,338

		4,894,338
MINING—20.62%
Alumina Ltd.	6,818,669	6,514,562
BHP Billiton Ltd.	9,010,365	279,405,119
Iluka Resources Ltd.	1,169,935	15,206,031
Lynas Corp. Ltd.(a)(b)	4,790,604	4,809,279
Newcrest Mining Ltd.	2,136,264	51,635,965
Orica Ltd.	1,020,162	24,500,171
OZ Minerals Ltd.	879,450	7,438,356
Rio Tinto Ltd.	1,217,905	67,169,112

		456,678,595
OIL & GAS—4.15%
Caltex Australia Ltd.	377,364	4,996,230
Santos Ltd.	2,639,416	30,695,617
Woodside Petroleum Ltd.	1,801,007	56,197,345

		91,889,192
PACKAGING & CONTAINERS—1.10%
Amcor Ltd.	3,371,758	24,430,161

		24,430,161
PIPELINES—0.40%
APA Group	1,801,007	8,769,371

		8,769,371
REAL ESTATE—0.49%
BGP Holdings PLC(a)(c)	18,888,372	2,336
Lend Lease Group	1,517,984	10,807,185

		10,809,521
REAL ESTATE INVESTMENT TRUSTS—7.32%
Centro Retail Australia(a)	3,558,841	6,558,606
CFS Retail Property Trust Group	5,554,393	10,128,469
Dexus Property Group	12,845,833	11,712,227
Goodman Group	4,323,163	14,173,191
GPT Group	4,044,937	12,711,772
Mirvac Group	9,548,162	11,391,325
Stockland Corp. Ltd.	6,472,752	20,027,604
Westfield Group	6,129,500	54,042,853
Westfield Retail Trust	8,107,463	21,389,627

		162,135,674
RETAIL—3.72%
Harvey Norman Holdings Ltd.(b)	1,484,405	2,836,403
Wesfarmers Ltd.	2,812,641	79,661,136

		82,497,539

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

May 31, 2012

TELECOMMUNICATIONS—1.89%
Telstra Corp. Ltd.	12,169,456	41,903,361

		41,903,361
TRANSPORTATION—1.64%
Asciano Group	2,725,762	12,003,092
QR National Ltd.	4,772,482	15,785,124
Toll Holdings Ltd.	1,903,876	8,531,590

		36,319,806

TOTAL COMMON STOCKS
(Cost: $2,571,836,126)		2,194,440,344

SHORT-TERM INVESTMENTS—0.46%

MONEY MARKET FUNDS—0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	9,218,070	9,218,070
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	670,733	670,733
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	255,725	255,725

		10,144,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,144,528)		10,144,528

TOTAL INVESTMENTS IN SECURITIES—99.55%
(Cost: $2,581,980,654)		2,204,584,872
Other Assets, Less Liabilities—0.45%		9,915,762

NET ASSETS—100.00%		$2,214,500,634

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—98.30%

AUTO MANUFACTURERS—0.52%
Rosenbauer International AG	5,577	$282,378

		282,378
BANKS—14.02%
Erste Group Bank AG(a)	317,421	5,484,841
Raiffeisen International Bank Holding AG(b)	75,699	2,076,472

		7,561,313
BIOTECHNOLOGY—0.30%
Intercell AG(a)(b)	67,080	160,906

		160,906
BUILDING MATERIALS—3.00%
Wienerberger AG	179,907	1,615,625

		1,615,625
CHEMICALS—2.59%
Lenzing AG	15,912	1,394,718

		1,394,718
COMMERCIAL SERVICES—1.18%
Kapsch TrafficCom AG	8,034	634,760

		634,760
ELECTRIC—5.54%
EVN AG	55,185	674,829
Verbund AG	100,035	2,312,353

		2,987,182
ELECTRICAL COMPONENTS & EQUIPMENT—1.03%
Zumtobel AG	45,084	557,441

		557,441
ELECTRONICS—0.44%
Austria Technologie & Systemtechnik AG	23,244	235,151

		235,151
ENGINEERING & CONSTRUCTION—2.80%
Flughafen Wien AG	17,472	684,067
Strabag SE	37,830	826,279

		1,510,346
ENVIRONMENTAL CONTROL—0.45%
BWT AG	14,742	245,345

		245,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2012

INSURANCE—3.91%
Vienna Insurance Group AG	60,216	2,110,773

		2,110,773
IRON & STEEL—8.41%
AMAG Austria Metall AG(c)	22,776	503,948
voestalpine AG	161,343	4,029,750

		4,533,698
MACHINERY—11.50%
Andritz AG	108,342	5,728,107
Palfinger AG	20,475	470,377

		6,198,484
MANUFACTURING—2.56%
RHI AG	36,933	806,458
Semperit AG Holding	16,068	574,165

		1,380,623
OIL & GAS—11.05%
OMV AG	218,673	5,956,433

		5,956,433
OIL & GAS SERVICES—2.53%
Schoeller-Bleckmann Oilfield Equipment AG	16,692	1,362,162

		1,362,162
PACKAGING & CONTAINERS—2.15%
Mayr-Melnhof Karton AG	12,831	1,158,137

		1,158,137
REAL ESTATE—12.81%
Atrium European Real Estate Ltd.	333,411	1,484,086
CA Immobilien Anlagen AG(a)	125,307	1,175,653
conwert Immobilien Invest SE(a)	113,880	1,196,859
IMMOEAST AG Escrow(a)(d)	998,769	123
IMMOFINANZ AG(a)	902,421	2,575,263
IMMOFINANZ AG Escrow(a)(d)	897,599	111
S IMMO AG(a)(b)	93,327	477,155

		6,909,250
TELECOMMUNICATIONS—8.28%
Telekom Austria AG(b)	484,497	4,462,970

		4,462,970
TRANSPORTATION—3.23%
Oesterreichische Post AG	52,728	1,743,329

		1,743,329
TOTAL COMMON STOCKS
(Cost: $116,525,333)		53,001,024

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—11.14%

MONEY MARKET FUNDS—11.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(f)(g)	5,565,294	5,565,294
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(e)(f)(g)	404,947	404,947
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(f)	34,154	34,154

		6,004,395

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,004,395)		6,004,395

TOTAL INVESTMENTS IN SECURITIES—109.44%
(Cost: $122,529,728)		59,005,419
Other Assets, Less Liabilities—(9.44)%		(5,090,914)

NET ASSETS—100.00%		$53,914,505

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—98.54%

AGRICULTURE—1.78%
SIPEF NV	5,800	$451,297

		451,297
BANKS—2.35%
Dexia SA(a)	128,412	25,404
KBC Groep NV	37,236	570,441

		595,845
BEVERAGES—24.31%
Anheuser-Busch InBev NV	91,060	6,164,365

		6,164,365
BIOTECHNOLOGY—0.12%
Ablynx NV(a)	8,932	30,261

		30,261
BUILDING MATERIALS—0.07%
Deceuninck NV(a)	17,632	18,749

		18,749
CHEMICALS—7.12%
Recticel SA	5,162	27,637
Solvay SA	15,370	1,610,419
Tessenderlo Chemie NV	6,496	167,788

		1,805,844
COMPUTERS—0.67%
Econocom Group SA	7,946	169,478

		169,478
DISTRIBUTION & WHOLESALE—0.88%
SA D’Ieteren NV(a)	5,916	223,980

		223,980
ELECTRIC—4.43%
Elia System Operator SA	29,754	1,123,730

		1,123,730
ELECTRICAL COMPONENTS & EQUIPMENT—0.92%
Bekaert NV	8,932	233,249

		233,249
ELECTRONICS—1.05%
Barco NV(b)	2,494	137,780
EVS Broadcast Equipment SA	2,668	128,358

		266,138

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2012

ENGINEERING & CONSTRUCTION—0.51%
Compagnie d’Entreprises CFE SA	2,030	98,015
Hamon & Cie (International) SA	1,566	30,206

		128,221
ENTERTAINMENT—1.14%
Kinepolis Group NV	3,712	290,115

		290,115
FOOD—8.94%
Colruyt SA	30,334	1,218,210
Delhaize Group SA(b)	28,826	1,048,585

		2,266,795
HEALTH CARE - PRODUCTS—0.10%
Ion Beam Applications SA(a)	5,278	24,995

		24,995
HOLDING COMPANIES - DIVERSIFIED—7.88%
Ackermans & van Haaren NV(a)	6,670	516,930
Groupe Bruxelles Lambert SA	21,692	1,356,878
KBC Ancora SCA(a)(b)	4,582	29,290
RHJ International SA(a)(b)	19,580	93,449

		1,996,547
INSURANCE—3.25%
Ageas	520,724	823,483

		823,483
MANUFACTURING—0.25%
Agfa-Gevaert NV(a)	40,252	63,207

		63,207
MEDIA—0.08%
Roularta Media Group NV	1,044	19,750

		19,750
MINING—5.53%
Nyrstar NV(a)	35,206	209,991
Umicore	25,114	1,191,784

		1,401,775
PHARMACEUTICALS—8.20%
Arseus NV	13,456	245,406
Galapagos NV(a)	4,814	70,237
ThromboGenics NV(a)	7,482	213,978
UCB SA	33,060	1,549,853

		2,079,474

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2012

REAL ESTATE INVESTMENT TRUSTS—6.27%
Befimmo SCA	4,698	266,219
Cofinimmo SA	5,626	587,387
Intervest Offices & Warehouses SA	4,524	99,680
Leasinvest Real Estate SCA	1,972	154,587
Warehouses De Pauw SCA	4,988	239,296
Wereldhave Belgium NV	2,668	242,465

		1,589,634
SEMICONDUCTORS—0.29%
Melexis NV	4,988	73,947

		73,947
TELECOMMUNICATIONS—10.42%
Belgacom SA	53,070	1,397,672
Mobistar SA(b)	13,514	400,106
Telenet Group Holding NV	20,706	844,736

		2,642,514
TRANSPORTATION—0.65%
Compagnie Maritime Belge SA	4,408	100,012
Euronav SA(a)	2,494	19,335
Exmar NV	7,192	44,641

		163,988
VENTURE CAPITAL—1.33%
GIMV NV	7,366	336,894

		336,894

TOTAL COMMON STOCKS
(Cost: $45,841,884)		24,984,275

SHORT-TERM INVESTMENTS—6.77%

MONEY MARKET FUNDS—6.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,583,105	1,583,105
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	115,191	115,191

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	19,236	19,236

		1,717,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,717,532)		1,717,532

TOTAL INVESTMENTS IN SECURITIES—105.31%
(Cost: $47,559,416)		26,701,807
Other Assets, Less Liabilities—(5.31)%		(1,346,219)

NET ASSETS—100.00%		$25,355,588

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—46.40%

AEROSPACE & DEFENSE—0.91%
Embraer SA	9,246,932	$65,774,499

		65,774,499
AGRICULTURE—1.27%
Souza Cruz SA	6,818,700	91,258,501

		91,258,501
BANKS—2.71%
Banco do Brasil SA	9,356,897	92,761,941
Banco Santander (Brasil) SA Units	12,659,241	102,282,953

		195,044,894
BUILDING MATERIALS—0.33%
Duratex SA	4,930,100	23,607,002

		23,607,002
CHEMICALS—1.50%
Ultrapar Participacoes SA	5,246,400	107,897,857

		107,897,857
COMMERCIAL SERVICES—5.87%
Anhanguera Educacional Participacoes SA	1,927,100	22,830,222
CCR SA	14,035,200	109,226,053
Cielo SA	4,860,760	131,313,284
EcoRodovias Infraestrutura e Logistica SA	2,753,000	22,025,092
Localiza Rent A Car SA	1,926,400	30,556,558
Multiplus SA	550,400	12,631,863
Obrascon Huarte Lain Brasil SA	1,100,800	8,894,141
Redecard SA	5,504,000	84,576,187

		422,053,400
COSMETICS & PERSONAL CARE—0.82%
Natura Cosmeticos SA	2,752,000	59,066,918

		59,066,918
DIVERSIFIED FINANCIAL SERVICES—2.65%
BM&F Bovespa SA	31,097,600	147,210,310
CETIP SA - Mercados Organizados	3,027,202	43,665,896

		190,876,206
ELECTRIC—2.25%
Centrais Eletricas Brasileiras SA	4,390,599	28,880,365
CPFL Energia SA	3,577,600	43,766,813
EDP Energias do Brasil SA	3,302,400	21,116,764
Light SA	1,100,800	12,931,972
MPX Energia SA(a)	825,600	14,180,153
Tractebel Energia SA	2,476,800	41,067,195

		161,943,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2012

ENGINEERING & CONSTRUCTION—0.36%
Multiplan Empreendimentos Imobiliarios SA	1,100,800	26,136,770

		26,136,770
FOOD—3.08%
BRF - Brasil Foods SA	10,865,750	169,067,063
Cosan SA Industria e Comercio	1,926,490	28,609,914
JBS SA(a)	8,806,422	23,790,522

		221,467,499
FOREST PRODUCTS & PAPER—0.38%
Fibria Celulose SA(a)	4,128,026	27,050,909

		27,050,909
HEALTH CARE - SERVICES—0.63%
Amil Participacoes SA	1,926,400	18,142,956
Diagnosticos da America SA	3,854,300	27,033,977

		45,176,933
HOME BUILDERS—0.28%
MRV Engenharia e Participacoes SA	4,660,347	20,005,257

		20,005,257
INSURANCE—0.77%
Odontoprev SA	4,128,000	22,098,939
Porto Seguro SA	2,203,400	19,539,420
Sul America SA Units	1,961,737	13,642,893

		55,281,252
IRON & STEEL—6.39%
Companhia Siderurgica Nacional SA	11,944,954	76,913,331
MMX Mineracao e Metalicos SA(a)	3,852,800	12,108,036
Vale SA	14,585,600	271,771,936
Vale SA SP ADR	5,402,858	98,926,330

		459,719,633
OIL & GAS—8.36%
HRT Participacoes em Petroleo SA(a)	4,590,000	15,357,639
OGX Petroleo e Gas Participacoes SA(a)	21,190,400	108,189,313
Petroleo Brasileiro SA	48,710,444	478,074,150

		601,621,102
PHARMACEUTICALS—0.40%
Hypermarcas SA(a)	5,228,800	28,588,115

		28,588,115
REAL ESTATE—2.36%
BR Malls Participacoes SA	6,604,800	72,680,956
BR Properties SA	2,476,800	28,114,762

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2012

Cyrela Brazil Realty SA	4,953,600	37,126,218
PDG Realty SA Empreendimentos e Participacoes	18,988,800	31,626,037

		169,547,973
RETAIL—1.12%
Lojas Renner SA	1,926,400	55,526,995
Raia Drogasil SA	2,752,000	25,441,063

		80,968,058
SOFTWARE—0.42%
Totvs SA	1,687,600	30,533,062

		30,533,062
TELECOMMUNICATIONS—1.16%
Oi SA	3,852,873	18,143,300
TIM Participacoes SA	13,484,890	65,171,844

		83,315,144
TEXTILES—0.64%
Companhia Hering SA	2,201,600	45,725,706

		45,725,706
TRANSPORTATION—0.42%
ALL - America Latina Logistica SA	7,352,900	30,542,928

		30,542,928
WATER—1.32%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,201,600	77,493,614
Companhia de Saneamento de Minas Gerais SA	825,600	17,597,303

		95,090,917

TOTAL COMMON STOCKS
(Cost: $2,944,213,560)		3,338,293,797

PREFERRED STOCKS—52.90%

AIRLINES—0.41%
TAM SA	1,376,000	29,738,079

		29,738,079
BANKS—14.06%
Banco Bradesco SA	30,683,815	450,203,690
Banco do Estado do Rio Grande do Sul SA Class B	3,579,110	28,385,922
Itau Unibanco Holding SA	36,728,500	533,431,670

		1,012,021,282
BEVERAGES—6.43%
Companhia de Bebidas das Americas	12,108,832	462,769,380

		462,769,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2012

CHEMICALS—0.19%
Braskem SA Class A	2,476,836	13,812,038

		13,812,038
ELECTRIC—4.33%
AES Tiete SA	1,651,700	22,269,376
Centrais Eletricas Brasileiras SA Class B	3,852,851	35,713,450
Companhia de Transmissao de Energia Eletrica Paulista	610,080	18,023,579
Companhia Energetica de Minas Gerais	7,918,194	138,079,734
Companhia Energetica de Sao Paulo Class B	2,752,070	47,459,361
Companhia Paranaense de Energia Class B	1,651,200	33,574,018
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,376,020	16,369,823

		311,489,341
FOOD—0.89%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,697,364	64,280,068

		64,280,068
FOREST PRODUCTS & PAPER—0.42%
Klabin SA	7,083,100	29,843,536

		29,843,536
HOLDING COMPANIES - DIVERSIFIED—3.41%
Bradespar SA	3,852,800	60,272,811
Itausa - Investimentos Itau SA	42,380,888	185,077,636

		245,350,447
IRON & STEEL—10.90%
Gerdau SA	14,035,246	110,339,547
Metalurgica Gerdau SA	4,403,290	43,543,985
Usinas Siderurgicas de Minas Gerais SA Class A	7,155,200	30,147,318
Vale SA Class A	32,978,900	600,270,253

		784,301,103
OIL & GAS—8.93%
Petroleo Brasileiro SA	67,728,978	642,240,185

		642,240,185
RETAIL—0.53%
Lojas Americanas SA	6,361,806	38,314,632

		38,314,632
TELECOMMUNICATIONS—2.40%
Oi SA	13,767,394	54,594,601
Telefonica Brasil SA	4,953,674	117,862,770

		172,457,371

TOTAL PREFERRED STOCKS
(Cost: $2,629,668,462)		3,806,617,462

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

May 31, 2012

RIGHTS—0.00%

DIVERSIFIED FINANCIAL SERVICES—0.00%
CETIP SA - Mercados Organizados(a)	1,823	2,259

		2,259

TOTAL RIGHTS
(Cost: $0)		2,259

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	737,554	737,554

		737,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $737,554)		737,554

TOTAL INVESTMENTS IN SECURITIES—99.31%
(Cost: $5,574,619,576)		7,145,651,072
Other Assets, Less Liabilities—0.69%		49,947,374

NET ASSETS—100.00%		$7,195,598,446

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—82.09%

BRAZIL—14.14%
ALL - America Latina Logistica SA	246,600	$1,024,342
Amil Participacoes SA	82,200	774,165
Anhanguera Educacional Participacoes SA	41,100	486,909
Banco do Brasil SA	293,989	2,914,534
Banco Santander (Brasil) SA Units	369,937	2,988,982
BM&F Bovespa SA	904,269	4,280,643
BR Malls Participacoes SA	205,500	2,261,376
BR Properties SA	82,200	933,072
BRF - Brasil Foods SA	328,800	5,116,007
CCR SA	452,100	3,518,375
Centrais Eletricas Brasileiras SA	123,300	811,039
CETIP SA - Mercados Organizados	82,629	1,191,883
Cielo SA	151,320	4,087,905
Companhia de Saneamento Basico do Estado de Sao Paulo	41,100	1,446,669
Companhia de Saneamento de Minas Gerais SA	41,100	876,029
Companhia Hering SA	82,200	1,707,237
Companhia Siderurgica Nacional SA	369,900	2,381,779
Cosan SA Industria e Comercio	82,200	1,220,736
CPFL Energia SA	123,300	1,508,399
Cyrela Brazil Realty SA	164,400	1,232,144
Diagnosticos da America SA	123,300	864,824
Duratex SA	123,300	590,403
EcoRodovias Infraestrutura e Logistica SA	82,200	657,633
EDP Energias do Brasil SA	123,300	788,426
Embraer SA	287,700	2,046,443
Fibria Celulose SA(a)	123,341	808,252
HRT Participacoes em Petroleo SA(a)	100,000	334,589
Hypermarcas SA(a)	164,400	898,846
JBS SA(a)	246,652	666,330
Light SA	41,100	482,834
Localiza Rent A Car SA	41,100	651,928
Lojas Renner SA	41,100	1,184,676
MMX Mineracao e Metalicos SA(a)	123,300	387,490
MPX Energia SA(a)	41,100	705,916
MRV Engenharia e Participacoes SA	164,400	705,712
Multiplan Empreendimentos Imobiliarios SA	41,100	975,855
Natura Cosmeticos SA	82,200	1,764,281
Obrascon Huarte Lain Brasil SA	41,100	332,076
Odontoprev SA	123,300	660,077
OGX Petroleo e Gas Participacoes SA(a)	657,600	3,357,430
Oi SA	123,325	580,740
PDG Realty SA Empreendimentos e Participacoes	575,400	958,334
Petroleo Brasileiro SA	1,479,600	14,521,701
Porto Seguro SA	41,100	364,469
Raia Drogasil SA	70,750	654,053
Redecard SA	164,400	2,526,222
Souza Cruz SA	205,500	2,750,322
Sul America SA Units	41,845	291,010
TIM Participacoes SA	411,069	1,986,677
Totvs SA	41,100	743,606
Tractebel Energia SA	82,200	1,362,937
Ultrapar Participacoes SA	164,400	3,381,063
Vale SA	657,600	12,252,991

		102,000,371

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2012

CHINA—41.46%
Agile Property Holdings Ltd.	822,000	954,305
Agricultural Bank of China Ltd. Class H	10,275,000	4,157,212
Air China Ltd. Class H(a)	822,000	502,043
Alibaba.com Ltd.(a)	616,500	1,066,047
Aluminum Corp. of China Ltd. Class H(a)(b)	1,644,000	711,757
Angang Steel Co. Ltd. Class H(a)(b)	822,000	471,327
Anhui Conch Cement Co. Ltd. Class H(a)	616,500	1,898,548
Anta Sports Products Ltd.(b)	411,040	336,846
AviChina Industry & Technology Co. Ltd. Class H	1,644,000	639,734
Bank of China Ltd. Class H	36,990,000	14,251,029
Bank of Communications Co. Ltd. Class H	3,699,200	2,402,310
BBMG Corp. Class H	616,500	490,127
Beijing Capital International Airport Co. Ltd. Class H	822,000	517,930
Beijing Enterprises Holdings Ltd.	205,500	1,179,642
Belle International Holdings Ltd.(b)	2,466,000	3,959,149
Bosideng International Holdings Ltd.	822,000	189,590
Brilliance China Automotive Holdings Ltd.(a)	822,000	806,023
BYD Co. Ltd. Class H(a)(b)	205,500	417,840
China Agri-Industries Holdings Ltd.	822,000	592,072
China BlueChemical Ltd. Class H(a)	822,000	567,711
China CITIC Bank Corp. Ltd. Class H	3,969,000	2,055,880
China Coal Energy Co. Class H	2,055,000	1,903,844
China Communications Construction Co. Ltd. Class H(a)	2,055,000	1,932,971
China Communications Services Corp. Ltd. Class H(a)	972,800	485,093
China Construction Bank Corp. Class H	35,346,370	24,502,918
China COSCO Holdings Co. Ltd. Class H	1,233,000	591,013
China Everbright Ltd.(b)	404,000	539,302
China Gas Holdings Ltd.(b)	1,664,000	823,332
China International Marine Containers (Group) Co. Ltd. Class B	328,800	432,138
China Life Insurance Co. Ltd. Class H	3,699,000	8,684,072
China Longyuan Power Group Corp. Ltd. Class H(b)	1,233,000	754,653
China Mengniu Dairy Co. Ltd.(b)	822,000	2,250,720
China Merchants Bank Co. Ltd. Class H(a)	2,055,297	3,967,136
China Merchants Holdings (International) Co. Ltd.(b)	524,000	1,590,058
China Minsheng Banking Corp. Ltd. Class H	2,466,000	2,354,518
China Mobile Ltd.	3,082,500	31,179,091
China Molybdenum Co. Ltd. Class H(a)(b)	82,822	32,015
China National Building Material Co. Ltd. Class H	1,644,000	1,995,462
China Oilfield Services Ltd. Class H	822,000	1,141,777
China Overseas Land & Investment Ltd.	1,644,800	3,437,595
China Pacific Insurance (Group) Co. Ltd. Class H	904,200	2,691,331
China Petroleum & Chemical Corp. Class H	8,220,000	7,318,812
China Railway Construction Corp. Ltd. Class H	1,027,500	798,344
China Railway Group Ltd. Class H	2,055,000	794,372
China Resources Cement Holdings Ltd.(b)	822,000	601,604
China Resources Enterprise Ltd.(b)	822,000	2,600,244
China Resources Land Ltd.(b)	822,000	1,550,614
China Resources Power Holdings Co. Ltd.	856,200	1,548,934
China Rongsheng Heavy Industries Group Holdings Ltd.	1,233,000	338,402
China Shanshui Cement Group Ltd.(b)	822,000	655,621
China Shenhua Energy Co. Ltd. Class H	1,644,000	5,793,618
China Shipping Container Lines Co. Ltd. Class H(a)(b)	1,644,000	413,073
China Shipping Development Co. Ltd. Class H	822,000	444,848
China Southern Airlines Co. Ltd. Class H(a)	822,000	350,583
China State Construction International Holdings Ltd.	822,000	750,946
China Taiping Insurance Holdings Co. Ltd.(a)(b)	411,000	685,278
China Telecom Corp. Ltd. Class H(a)	7,398,000	3,393,556
China Unicom (Hong Kong) Ltd.	2,467,900	3,389,811
China Vanke Co. Ltd. Class B(a)	658,001	861,412
China Yurun Food Group Ltd.(b)	822,000	840,975
China ZhengTong Auto Services Holdings Ltd.(a)(b)	411,000	256,847

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2012

China Zhongwang Holdings Ltd.(a)	822,000	320,926
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,233,000	525,874
CITIC Pacific Ltd.(b)	822,000	1,266,758
CITIC Securities Co. Ltd. Class H(a)	205,500	419,428
CNOOC Ltd.	9,042,000	16,357,703
COSCO Pacific Ltd.	822,000	1,008,323
Country Garden Holdings Co. Ltd.(a)	2,159,356	809,670
CSG Holding Co. Ltd. Class B	411,000	296,565
CSR Corp Ltd. Class H(a)	825,000	634,628
Dah Chong Hong Holdings Ltd.(b)	411,000	390,831
Daphne International Holdings Ltd.(b)	488,000	525,674
Datang International Power Generation Co. Ltd. Class H(a)	1,644,000	567,711
Dongfang Electric Corp. Ltd. Class H	164,400	383,840
Dongfeng Motor Group Co. Ltd. Class H(a)	1,644,000	2,796,189
Dongyue Group Ltd.(b)	411,000	265,850
ENN Energy Holdings Ltd.(a)	142,000	548,909
Evergrande Real Estate Group Ltd.(a)(b)	2,466,000	1,353,609
Far East Horizon Ltd.(a)	411,000	277,501
Fosun International Ltd.	822,000	450,144
Franshion Properties (China) Ltd.(b)	1,644,000	482,978
GCL-Poly Energy Holdings Ltd.(b)	3,699,000	891,285
Geely Automobile Holdings Ltd.(b)	2,055,000	744,062
Golden Eagle Retail Group Ltd.(b)	411,000	898,170
GOME Electrical Appliances Holdings Ltd.(b)	5,343,400	839,979
Great Wall Motor Co. Ltd. Class H(b)	616,500	1,266,229
Guangdong Investment Ltd.(b)	1,644,000	1,088,819
Guangzhou Automobile Group Co. Ltd. Class H(a)	1,148,454	973,711
Guangzhou R&F Properties Co. Ltd. Class H(b)	493,200	649,478
Haier Electronics Group Co. Ltd.(a)	411,000	483,508
Hengan International Group Co. Ltd.(b)	411,000	3,932,140
Hengdeli Holdings Ltd.	1,644,000	482,978
Huabao International Holdings Ltd.(b)	822,000	347,405
Huaneng Power International Inc. Class H(a)	1,644,000	1,044,334
Industrial and Commercial Bank of China Ltd. Class H	32,058,050	19,497,091
Inner Mongolia Yitai Coal Co. Ltd. Class B	288,185	1,504,326
Intime Department Store Group Co. Ltd.	411,000	427,372
Jiangsu Expressway Co. Ltd. Class H(a)	822,000	782,721
Jiangxi Copper Co. Ltd. Class H	822,000	1,728,553
Kingboard Chemical Holdings Co. Ltd.	205,500	443,789
Kunlun Energy Co. Ltd.	1,644,000	2,808,898
Lee & Man Paper Manufacturing Ltd.	822,000	361,174
Lenovo Group Ltd.	3,288,000	2,796,189
Longfor Properties Co. Ltd.(b)	616,500	956,424
Lonking Holdings Ltd.	822,000	255,258
Metallurgical Corp. of China Ltd. Class H(a)	1,644,000	362,234
Nine Dragons Paper (Holdings) Ltd.	822,000	515,812
Parkson Retail Group Ltd.(b)	822,000	817,673
PetroChina Co. Ltd. Class H	10,686,000	13,521,266
PICC Property and Casualty Co. Ltd. Class H	1,653,200	1,838,345
Ping An Insurance (Group) Co. of China Ltd. Class H	822,000	6,053,113
Poly (Hong Kong) Investments Ltd.(a)(b)	830,984	403,668
Renhe Commercial Holdings Co. Ltd.(b)	338,296	17,000
Sany Heavy Equipment International Holdings Co. Ltd.	411,000	249,962
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	880,000	902,582
Shanghai Electric Group Co. Ltd. Class H	1,644,000	739,295
Shanghai Industrial Holdings Ltd.(b)	411,000	1,149,191
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)	205,500	249,698
Shimao Property Holdings Ltd.(b)	822,000	1,101,529
Shougang Fushan Resources Group Ltd.	1,644,000	544,409
Shui On Land Ltd.(b)	1,438,500	569,035
Sihuan Pharmaceutical Holdings Group Ltd.(b)	822,000	281,737
Sino-Ocean Land Holdings Ltd.(b)	1,644,000	675,746
Sinopec Shanghai Petrochemical Co. Ltd. Class H	822,000	236,193

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND
May 31, 2012

Sinopharm Group Co. Ltd. Class H(a)	328,800	744,803
SOHO China Ltd.(b)	1,027,500	696,399
Sun Art Retail Group Ltd.	822,000	1,008,323
Tencent Holdings Ltd.	493,200	13,561,515
Tingyi (Cayman Islands) Holding Corp.	822,000	1,950,977
Uni-President China Holdings Ltd.	411,000	362,234
Want Want China Holdings Ltd.(b)	2,877,000	3,295,584
Weichai Power Co. Ltd. Class H(a)	199,813	881,810
Wumart Stores Inc. Class H(a)	411,000	905,584
Yanzhou Coal Mining Co. Ltd. Class H(a)	822,000	1,383,266
Yingde Gases Group Co. Ltd.(a)(b)	494,500	451,755
Yuexiu Property Co. Ltd.	2,490,000	599,973
Zhaojin Mining Industry Co. Ltd. Class H	411,000	484,037
Zhejiang Expressway Co. Ltd. Class H	822,000	565,593
Zhongsheng Group Holdings Ltd.	205,500	330,988
Zhuzhou CSR Times Electric Co. Ltd. Class H(a)	411,000	1,196,853
Zijin Mining Group Co. Ltd. Class H(a)	3,201,000	1,014,639
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	684,000	1,002,973
ZTE Corp. Class H(b)	328,840	651,676

		299,048,529
INDIA—14.11%
ACC Ltd.	26,896	546,445
Adani Enterprises Ltd.	107,211	497,419
Adani Ports and Special Economic Zone	172,303	378,771
Aditya Birla Nuvo Ltd.	17,299	231,326
Ambuja Cements Ltd.	282,278	760,264
Asian Paints Ltd.	15,061	1,078,548
Axis Bank Ltd.	116,045	2,006,391
Bajaj Auto Ltd.	42,333	1,139,333
Bank of Baroda	23,838	292,364
Bank of India	55,755	338,407
Bharat Heavy Electricals Ltd.	302,907	1,144,043
Bharat Petroleum Corp. Ltd.	46,854	582,072
Bharti Airtel Ltd.	256,464	1,381,707
Cairn India Ltd.(a)	78,090	464,584
Canara Bank Ltd.	45,380	324,931
Cipla Ltd.	181,685	1,002,612
Coal India Ltd.	258,108	1,478,120
Dabur India Ltd.	217,956	404,805
DLF Ltd.	210,021	690,378
Dr. Reddy’s Laboratories Ltd.	52,126	1,564,592
GAIL (India) Ltd.	208,125	1,190,398
GMR Infrastructure Ltd.(a)	593,437	217,688
Godrej Consumer Products Ltd.	45,210	467,618
HCL Technologies Ltd.	48,498	435,301
HDFC Bank Ltd.	749,268	6,753,852
Hero Motocorp Ltd.	20,550	669,698
Hindalco Industries Ltd.	523,203	1,086,794
Hindustan Unilever Ltd.	438,842	3,344,600
Housing Development Finance Corp. Ltd.	553,833	6,456,248
ICICI Bank Ltd.	219,121	3,056,164
Idea Cellular Ltd.(a)	337,265	456,433
Infosys Ltd.	215,775	9,334,336
Infrastructure Development Finance Co. Ltd.	489,912	1,093,540
ITC Ltd.	1,110,111	4,533,748
Jaiprakash Associates Ltd.	510,051	564,478
Jindal Steel & Power Ltd.	190,071	1,490,411
JSW Steel Ltd.	39,456	441,722
Kotak Mahindra Bank Ltd.	140,562	1,410,438
Larsen & Toubro Ltd.	105,216	2,196,969
LIC Housing Finance Ltd.	132,342	558,637

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2012

Lupin Ltd.	83,043	801,040
Mahindra & Mahindra Ltd.	157,365	1,828,721
Maruti Suzuki India Ltd.	18,084	354,306
NTPC Ltd.	333,732	872,401
Oil & Natural Gas Corp. Ltd.	387,984	1,749,322
Piramal Healthcare Ltd.	44,047	343,897
Power Finance Corp. Ltd.	100,284	265,900
Power Grid Corp. of India Ltd.	625,542	1,182,412
Ranbaxy Laboratories Ltd.(a)	68,824	634,653
Reliance Capital Ltd.	37,331	204,977
Reliance Communications Ltd.	266,328	306,130
Reliance Industries Ltd.	655,545	8,236,701
Reliance Infrastructure Ltd.	54,475	435,451
Reliance Power Ltd.(a)	289,129	481,903
Rural Electrification Corp. Ltd.	127,419	373,470
Satyam Computer Services Ltd.(a)	260,882	350,042
Sesa Goa Ltd.	173,462	578,078
Shriram Transport Finance Co. Ltd.	58,402	548,115
Siemens Ltd.	30,828	371,945
State Bank of India	62,883	2,302,285
Sterlite Industries (India) Ltd.	676,095	1,132,293
Sun Pharmaceuticals Industries Ltd.	164,547	1,661,219
Tata Consultancy Services Ltd.	236,325	5,240,749
Tata Motors Ltd.	740,622	3,072,874
Tata Power Co. Ltd.	535,834	892,142
Tata Steel Ltd.	150,837	1,084,189
Titan Industries Ltd.	110,148	436,806
Ultratech Cement Ltd.	31,909	809,039
Unitech Ltd.(a)	512,273	194,756
United Phosphorus Ltd.	114,033	224,888
United Spirits Ltd.	42,874	430,362
Wipro Ltd.	251,553	1,836,562
Zee Entertainment Enterprises Ltd.	203,920	479,865

		101,783,678
RUSSIA—12.38%
Federal Grid Co. of Unified Energy System OJSC(a)	160,338,500	821,407
Gazprom OAO	5,322,458	23,376,254
IDGC Holding JSC(a)	9,240,800	414,055
Inter RAO UES OJSC(a)	616,500,000	519,325
LSR Group OJSC SP GDR(c)	91,264	374,182
LUKOIL OAO	255,642	13,134,616
Magnit OJSC SP GDR(a)(c)	122,889	3,023,069
Mechel OAO SP ADR	72,336	384,104
MMC Norilsk Nickel OJSC	23,427	3,448,610
Mobile TeleSystems OJSC SP ADR(a)	263,451	4,383,825
NovaTek OAO SP GDR(c)	46,032	4,373,040
Novolipetsk Steel OJSC SP GDR(c)	34,113	538,303
Rosneft Oil Co. OJSC	809,672	5,044,495
Rostelecom OJSC	604,170	1,902,923
RusHydro OJSC	58,773,200	1,401,003
Sberbank of Russia	4,377,150	10,681,126
Severstal OAO	102,830	1,127,308
Sistema JSFC SP GDR(c)	49,731	849,405
Surgutneftegas OJSC	3,575,720	2,651,075
Tatneft OAO	709,773	3,515,074
TMK OAO SP GDR(c)	30,414	376,829
Uralkali OJSC	702,810	4,855,696
VTB Bank OJSC	1,327,576,001	2,104,579

		89,300,303

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2012

TOTAL COMMON STOCKS
(Cost: $694,385,100)		592,132,881

PREFERRED STOCKS—16.76%

BRAZIL—16.25%
AES Tiete SA	41,100	554,139
Banco Bradesco SA	966,862	14,186,138
Banco do Estado do Rio Grande do Sul SA Class B	82,200	651,928
Bradespar SA	123,300	1,928,893
Braskem SA Class A	82,200	458,387
Centrais Eletricas Brasileiras SA Class B	123,382	1,143,672
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	41,356	1,566,174
Companhia de Bebidas das Americas	382,273	14,609,521
Companhia de Transmissao de Energia Eletrica Paulista	4,232	125,026
Companhia Energetica de Minas Gerais	257,341	4,487,591
Companhia Energetica de Sao Paulo Class B	82,200	1,417,536
Companhia Paranaense de Energia Class B	41,100	835,690
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	42,400	504,412
Gerdau SA	452,100	3,554,231
Itau Unibanco Holding SA	1,155,600	16,783,523
Itausa - Investimentos Itau SA	1,312,436	5,731,417
Klabin SA	246,600	1,039,011
Lojas Americanas SA	217,470	1,309,738
Metalurgica Gerdau SA	123,300	1,219,310
Oi SA	411,100	1,630,217
Petroleo Brasileiro SA	2,096,114	19,876,406
TAM SA	41,100	888,252
Telefonica Brasil SA	164,864	3,922,609
Usinas Siderurgicas de Minas Gerais SA Class A	205,500	865,842
Vale SA Class A	986,400	17,954,103

		117,243,766
RUSSIA—0.51%
AK Transneft OAO	822	1,080,490
Sberbank of Russia	493,630	897,998
Surgutneftegas OJSC	3,563,400	1,697,889

		3,676,377

TOTAL PREFERRED STOCKS
(Cost: $127,991,685)		120,920,143

RIGHTS—0.00%

BRAZIL—0.00%
CETIP SA - Mercados Organizados(a)	49	61

		61

TOTAL RIGHTS
(Cost: $0)		61

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—5.01%

MONEY MARKET FUNDS—5.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	33,684,413	33,684,413
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	2,450,973	2,450,973

		36,135,386

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,135,386)		36,135,386

TOTAL INVESTMENTS IN SECURITIES—103.86%
(Cost: $858,512,171)		749,188,471
Other Assets, Less Liabilities—(3.86)%		(27,833,957)

NET ASSETS—100.00%		$721,354,514

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.81%

AEROSPACE & DEFENSE—0.22%
CAE Inc.	931,406	$9,037,102

		9,037,102
APPAREL—0.24%
Gildan Activewear Inc.	415,251	9,745,850

		9,745,850
AUTO PARTS & EQUIPMENT—0.80%
Magna International Inc. Class A	798,960	32,203,688

		32,203,688
BANKS—24.20%
Bank of Montreal	2,309,767	123,159,328
Bank of Nova Scotia	3,969,227	202,983,157
Canadian Imperial Bank of Commerce	1,452,403	101,056,849
National Bank of Canada	580,780	41,301,656
Royal Bank of Canada	5,193,579	258,475,572
Toronto-Dominion Bank (The)	3,265,936	249,312,183

		976,288,745
CHEMICALS—4.13%
Agrium Inc.	569,255	44,450,033
Potash Corp. of Saskatchewan Inc.	3,096,873	122,314,225

		166,764,258
COMMERCIAL SERVICES—0.16%
Ritchie Bros. Auctioneers Inc.(a)	326,233	6,415,685

		6,415,685
COMPUTERS—0.90%
CGI Group Inc. Class A(b)	812,470	18,786,114
Research In Motion Ltd.(b)	1,704,026	17,602,894

		36,389,008
DIVERSIFIED FINANCIAL SERVICES—0.94%
CI Financial Corp.	562,703	11,886,408
IGM Financial Inc.	370,367	14,213,254
TMX Group Inc.	269,194	11,967,932

		38,067,594
ELECTRIC—0.86%
Fortis Inc.	680,491	21,614,360
TransAlta Corp.	808,926	13,159,300

		34,773,660

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2012

ENGINEERING & CONSTRUCTION—0.50%
SNC-Lavalin Group Inc.	545,931	20,102,151

		20,102,151
FOOD—1.63%
Empire Co. Ltd. Class A	108,991	5,799,946
George Weston Ltd.	184,965	10,446,469
Loblaw Companies Ltd.	405,484	12,386,091
Metro Inc. Class A	364,092	17,930,424
Saputo Inc.	467,073	19,299,792

		65,862,722
FOREST PRODUCTS & PAPER—0.00%
Sino-Forest Corp. Class A(a)(b)(c)	978,594	94

		94
GAS—0.33%
Canadian Utilities Ltd. Class A	204,567	13,234,249

		13,234,249
HAND & MACHINE TOOLS—0.36%
Finning International Inc.	616,784	14,422,194

		14,422,194
HOLDING COMPANIES - DIVERSIFIED—0.30%
Onex Corp.	331,819	12,211,759

		12,211,759
INSURANCE—6.16%
Fairfax Financial Holdings Ltd.	71,630	28,145,791
Great-West Lifeco Inc.	1,026,111	20,734,218
Industrial Alliance Insurance and Financial Services Inc.	326,767	7,965,695
Intact Financial Corp.	467,238	28,436,651
Manulife Financial Corp.	6,490,074	69,737,907
Power Corp. of Canada	1,259,878	27,878,358
Power Financial Corp.	892,888	21,809,294
Sun Life Financial Inc.	2,120,242	43,641,204

		248,349,118
MANUFACTURING—0.47%
Bombardier Inc. Class B	5,179,875	18,903,193

		18,903,193
MEDIA—1.56%
Shaw Communications Inc. Class B	1,357,275	25,879,689
Thomson Reuters Corp.	1,344,314	36,845,988

		62,725,677
MINING—15.27%
Agnico-Eagle Mines Ltd.	615,178	22,960,785
Barrick Gold Corp.	3,608,257	141,397,134
Cameco Corp.	1,423,019	27,284,377

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2012

Centerra Gold Inc.	598,218	6,231,678
Eldorado Gold Corp.	2,431,609	26,903,108
First Quantum Minerals Ltd.	1,717,741	29,999,937
Franco-Nevada Corp.	498,890	20,917,931
Goldcorp Inc.	2,921,362	106,328,777
IAMGOLD Corp.	1,357,030	14,503,111
Inmet Mining Corp.	188,213	7,886,121
Ivanhoe Mines Ltd.(a)(b)	1,069,569	10,067,868
Kinross Gold Corp.	4,109,147	32,887,458
New Gold Inc.(b)	1,661,755	14,647,445
Osisko Mining Corp.(a)(b)	1,388,045	10,331,943
Pan American Silver Corp.	557,306	9,335,064
Silver Wheaton Corp.	1,275,019	32,657,129
Teck Resources Ltd. Class B	2,079,650	62,120,458
Yamana Gold Inc.	2,690,226	39,374,229

		615,834,553
OIL & GAS—19.87%
ARC Resources Ltd.	1,042,216	20,818,159
Athabasca Oil Corp.(b)	1,150,562	11,874,404
Baytex Energy Corp.	427,153	18,677,119
Bonavista Energy Corp.	517,178	8,842,655
Canadian Natural Resources Ltd.	3,954,634	113,240,437
Canadian Oil Sands Ltd.	1,747,630	33,896,396
Cenovus Energy Inc.	2,719,187	85,450,412
Crescent Point Energy Corp.	1,050,135	40,279,845
Encana Corp.	2,652,348	52,852,349
Enerplus Corp.	707,048	9,781,809
Husky Energy Inc.	1,218,275	27,416,480
Imperial Oil Ltd.	1,070,085	42,883,982
MEG Energy Corp.(b)	454,514	15,116,825
Nexen Inc.	1,905,815	29,807,109
Pacific Rubiales Energy Corp.	1,052,726	27,532,677
Pengrowth Energy Corp.	1,299,276	9,232,160
Penn West Petroleum Ltd.	1,702,661	22,651,736
Precision Drilling Corp.(b)	849,026	6,606,632
Progress Energy Resources Corp.	670,130	7,239,578
Suncor Energy Inc.	5,678,043	153,654,707
Talisman Energy Inc.	3,719,616	39,142,512
Tourmaline Oil Corp.(b)	456,298	10,462,519
Vermilion Energy Inc.	329,785	13,843,456

		801,303,958
PHARMACEUTICALS—1.78%
SXC Health Solutions Corp.(b)	224,786	20,594,894
Valeant Pharmaceuticals International Inc.(b)	1,050,056	51,164,633

		71,759,527
PIPELINES—5.87%
Enbridge Inc.	2,678,691	105,539,081
Pembina Pipeline Corp.	1,026,293	27,574,565
TransCanada Corp.	2,539,323	103,774,418

		236,888,064
REAL ESTATE—2.01%
Brookfield Asset Management Inc. Class A	2,021,048	64,467,490
Brookfield Office Properties Inc.	997,976	16,639,356

		81,106,846

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2012

REAL ESTATE INVESTMENT TRUSTS—0.48%
H&R Real Estate Investment Trust	302,692	7,013,524
RioCan Real Estate Investment Trust	485,477	12,514,226

		19,527,750
RETAIL—2.38%
Alimentation Couche-Tard Inc. Class B	428,800	16,911,064
Canadian Tire Corp. Ltd. Class A	280,848	18,226,108
Shoppers Drug Mart Corp.	765,952	30,473,916
Tim Hortons Inc.	568,278	30,202,456

		95,813,544
SOFTWARE—0.25%
Open Text Corp.(b)	207,531	10,007,891

		10,007,891
TELECOMMUNICATIONS—3.36%
BCE Inc.	923,146	36,736,897
Bell Aliant Inc.	271,390	6,898,725
Rogers Communications Inc. Class B	1,413,069	48,184,589
TELUS Corp.	222,420	12,909,722
TELUS Corp. NVS	540,753	30,624,224

		135,354,157
TRANSPORTATION—4.78%
Canadian National Railway Co.	1,595,753	130,119,037
Canadian Pacific Railway Ltd.	614,289	45,119,818
Viterra Inc.	1,139,562	17,602,811

		192,841,666

TOTAL COMMON STOCKS
(Cost: $4,880,423,896)		4,025,934,703

SHORT-TERM INVESTMENTS—0.49%

MONEY MARKET FUNDS—0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	17,544,103	17,544,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	1,276,559	1,276,559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	729,491	729,491

		19,550,153

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

May 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,550,153)	19,550,153

TOTAL INVESTMENTS IN SECURITIES—100.30%
(Cost: $4,899,974,049)	4,045,484,856
Other Assets, Less Liabilities—(0.30)%	(12,065,222)

NET ASSETS—100.00%	$4,033,419,634

NVS	- Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—92.84%

AIRLINES—6.20%
Lan Airlines SA	1,397,278	$35,603,952

		35,603,952
BANKS—15.64%
Banco de Chile	167,858,469	23,273,429
Banco de Credito e Inversiones	297,606	17,836,201
Banco Santander (Chile) SA	529,200,210	37,956,570
CorpBanca SA	889,842,326	10,720,473

		89,786,673
BEVERAGES—3.54%
Compania Cervecerias Unidas SA	1,018,268	13,274,139
Vina Concha y Toro SA	4,088,319	7,055,456

		20,329,595
BUILDING MATERIALS—1.14%
SalfaCorp SA	3,014,853	6,565,926

		6,565,926
COMPUTERS—1.54%
Sonda SA	3,287,562	8,866,937

		8,866,937
ELECTRIC—20.80%
AES Gener SA	22,527,732	12,416,194
Colbun SA(a)	70,976,522	19,042,917
E.CL SA	4,931,343	11,406,892
Empresa Nacional de Electricidad SA	25,943,060	40,901,365
Enersis SA	103,065,281	35,615,069

		119,382,437
ENGINEERING & CONSTRUCTION—1.17%
Besalco SA	2,554,548	4,548,401
Socovesa SA	4,785,242	2,153,035

		6,701,436
FOOD—8.10%
AquaChile SA(a)	3,671,825	2,416,142
Cencosud SA	7,358,897	39,996,111
Compania Pesquera Camanchaca SA(a)	16,584,104	962,886
Empresas Iansa SA	25,377,570	1,793,178
Multiexport Foods SA	6,285,238	1,325,897

		46,494,214
FOREST PRODUCTS & PAPER—5.46%
Empresas CMPC SA	7,696,068	28,640,931
Masisa SA	27,474,515	2,708,635

		31,349,566

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2012

HEALTH CARE - SERVICES—0.49%
Cruz Blanca Salud SA	2,690,227	2,799,773

		2,799,773
HOLDING COMPANIES - DIVERSIFIED—9.05%
Empresas Copec SA	3,668,158	49,313,901
Norte Grande SA(a)	250,552,563	2,637,906

		51,951,807
IRON & STEEL—4.12%
CAP SA	662,569	23,641,929

		23,641,929
LODGING—0.23%
Enjoy SA	7,366,113	1,332,943

		1,332,943
REAL ESTATE—1.38%
Parque Arauco SA	4,154,325	7,232,642
PAZ Corp. SA	1,356,983	667,067

		7,899,709
RETAIL—5.52%
Empresas Hites SA	1,961,266	1,365,940
La Polar SA(a)	2,305,771	1,702,174
S.A.C.I. Falabella SA	3,181,219	28,589,105

		31,657,219
TELECOMMUNICATIONS—3.33%
Empresa Nacional de Telecomunicaciones SA	1,075,589	19,102,061

		19,102,061
TRANSPORTATION—1.82%
Compania SudAmericana de Vapores SA(a)	42,486,634	4,341,580
Sociedad Matriz SAAM SA(a)	59,238,455	6,130,211

		10,471,791
WATER—3.31%
Aguas Andinas SA	21,699,456	12,593,832
Inversiones Aguas Metropolitanas SA	4,118,234	6,376,209

		18,970,041

TOTAL COMMON STOCKS
(Cost: $432,304,977)		532,908,009

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

May 31, 2012

PREFERRED STOCKS—6.57%

CHEMICALS—6.57%
Sociedad Quimica y Minera de Chile SA Series B	724,908	37,724,117

		37,724,117

TOTAL PREFERRED STOCKS
(Cost: $23,244,004)		37,724,117

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	1,032,667	1,032,667

		1,032,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,032,667)		1,032,667

TOTAL INVESTMENTS IN SECURITIES—99.59%
(Cost: $456,581,648)		571,664,793
Other Assets, Less Liabilities—0.41%		2,338,280

NET ASSETS—100.00%		$574,003,073

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—98.67%

CHINA—30.15%
Agile Property Holdings Ltd.	12,000	$13,931
Agricultural Bank of China Ltd. Class H	200,000	80,919
Air China Ltd. Class H(a)	20,000	12,215
Alibaba.com Ltd.(a)	12,000	20,750
Aluminum Corp. of China Ltd. Class H(a)	36,000	15,586
Angang Steel Co. Ltd. Class H(a)	16,000	9,174
Anhui Conch Cement Co. Ltd. Class H(a)	12,000	36,955
Anta Sports Products Ltd.	10,000	8,195
AviChina Industry & Technology Co. Ltd. Class H	24,000	9,339
Bank of China Ltd. Class H	716,000	275,851
Bank of Communications Co. Ltd. Class H	74,000	48,057
BBMG Corp. Class H	13,000	10,335
Beijing Capital International Airport Co. Ltd. Class H	20,000	12,602
Beijing Enterprises Holdings Ltd.	5,000	28,702
Belle International Holdings Ltd.	46,000	73,853
Bosideng International Holdings Ltd.	36,000	8,303
Brilliance China Automotive Holdings Ltd.(a)	24,000	23,534
BYD Co. Ltd. Class H(a)	5,000	10,166
China Agri-Industries Holdings Ltd.	16,000	11,525
China BlueChemical Ltd. Class H(a)	16,000	11,050
China CITIC Bank Corp. Ltd. Class H	76,000	39,367
China Coal Energy Co. Class H	42,000	38,911
China Communications Construction Co. Ltd. Class H(a)	44,000	41,387
China Communications Services Corp. Ltd. Class H(a)	24,000	11,968
China Construction Bank Corp. Class H	692,000	479,710
China COSCO Holdings Co. Ltd. Class H	23,000	11,025
China Everbright Ltd.	8,000	10,679
China Gas Holdings Ltd.	28,000	13,854
China Life Insurance Co. Ltd. Class H	74,000	173,728
China Longyuan Power Group Corp. Ltd. Class H	20,000	12,241
China Mengniu Dairy Co. Ltd.	12,000	32,857
China Merchants Bank Co. Ltd. Class H(a)	39,000	75,278
China Merchants Holdings (International) Co. Ltd.	12,000	36,414
China Minsheng Banking Corp. Ltd. Class H	46,000	43,920
China Mobile Ltd.	60,000	606,892
China Molybdenum Co. Ltd. Class H(a)	2,217	857
China National Building Material Co. Ltd. Class H	28,000	33,986
China Oilfield Services Ltd. Class H	16,000	22,224
China Overseas Land & Investment Ltd.	40,000	83,599
China Pacific Insurance (Group) Co. Ltd. Class H	17,600	52,386
China Petroleum & Chemical Corp. Class H	168,000	149,582
China Railway Construction Corp. Ltd. Class H	19,000	14,763
China Railway Group Ltd. Class H	38,000	14,689
China Resources Cement Holdings Ltd.	20,000	14,638
China Resources Enterprise Ltd.	12,000	37,960
China Resources Gas Group Ltd.	8,000	15,235
China Resources Land Ltd.	20,000	37,728
China Resources Power Holdings Co. Ltd.	16,000	28,945
China Rongsheng Heavy Industries Group Holdings Ltd.	33,000	9,057
China Shanshui Cement Group Ltd.	16,000	12,761
China Shenhua Energy Co. Ltd. Class H	34,000	119,819
China Shipping Container Lines Co. Ltd. Class H(a)	46,000	11,558
China Shipping Development Co. Ltd. Class H	16,000	8,659
China Southern Airlines Co. Ltd. Class H(a)	20,000	8,530
China State Construction International Holdings Ltd.	16,000	14,617
China Taiping Insurance Holdings Co. Ltd.(a)	7,600	12,672

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

China Telecom Corp. Ltd. Class H(a)	140,000	64,220
China Unicom (Hong Kong) Ltd.	48,000	65,931
China Yurun Food Group Ltd.	14,000	14,323
China ZhengTong Auto Services Holdings Ltd.(a)	11,000	6,874
China Zhongwang Holdings Ltd.(a)	28,000	10,932
Chongqing Rural Commercial Bank Co. Ltd. Class H	22,000	9,383
CITIC Pacific Ltd.	12,000	18,493
CITIC Securities Co. Ltd. Class H(a)	3,000	6,123
CNOOC Ltd.	178,000	322,016
COSCO Pacific Ltd.	16,000	19,627
Country Garden Holdings Co. Ltd.(a)	41,964	15,735
CSR Corp Ltd. Class H(a)	18,000	13,846
Dah Chong Hong Holdings Ltd.	8,000	7,607
Daphne International Holdings Ltd.	12,000	12,926
Datang International Power Generation Co. Ltd. Class H(a)	32,000	11,050
Dongfang Electric Corp. Ltd. Class H	3,200	7,471
Dongfeng Motor Group Co. Ltd. Class H(a)	28,000	47,624
Dongyue Group Ltd.	14,000	9,056
ENN Energy Holdings Ltd.(a)	4,000	15,462
Evergrande Real Estate Group Ltd.(a)	50,000	27,445
Far East Horizon Ltd.(a)	12,000	8,102
Fosun International Ltd.	18,000	9,857
Franshion Properties (China) Ltd.	52,000	15,277
GCL-Poly Energy Holdings Ltd.	68,000	16,385
Geely Automobile Holdings Ltd.	50,000	18,104
Golden Eagle Retail Group Ltd.	6,000	13,112
GOME Electrical Appliances Holdings Ltd.	100,000	15,720
Great Wall Motor Co. Ltd. Class H	10,000	20,539
Guangdong Investment Ltd.	28,000	18,544
Guangzhou Automobile Group Co. Ltd. Class H(a)	24,000	20,348
Guangzhou R&F Properties Co. Ltd. Class H	12,000	15,802
Haier Electronics Group Co. Ltd.(a)	10,000	11,764
Hengan International Group Co. Ltd.	7,000	66,971
Hengdeli Holdings Ltd.	32,000	9,401
Huabao International Holdings Ltd.	20,000	8,453
Huaneng Power International Inc. Class H(a)	32,000	20,328
Industrial and Commercial Bank of China Ltd. Class H	622,000	378,288
Intime Department Store Group Co. Ltd.	9,000	9,359
Jiangsu Expressway Co. Ltd. Class H(a)	12,000	11,427
Jiangxi Copper Co. Ltd. Class H	14,000	29,440
Kingboard Chemical Holdings Co. Ltd.	6,000	12,957
Kunlun Energy Co. Ltd.	28,000	47,840
Lee & Man Paper Manufacturing Ltd.	28,000	12,303
Lenovo Group Ltd.	64,000	54,427
Longfor Properties Co. Ltd.	13,000	20,168
Lonking Holdings Ltd.	28,000	8,695
Metallurgical Corp. of China Ltd. Class H(a)	48,000	10,576
Minmetals Resources Ltd.(a)	24,000	10,298
Nine Dragons Paper (Holdings) Ltd.	16,000	10,040
Parkson Retail Group Ltd.	14,000	13,926
PetroChina Co. Ltd. Class H	212,000	268,249
PICC Property and Casualty Co. Ltd. Class H	28,000	31,136
Ping An Insurance (Group) Co. of China Ltd. Class H	17,000	125,186
Poly (Hong Kong) Investments Ltd.(a)	24,000	11,659
Renhe Commercial Holdings Co. Ltd.	5,880	295
Sany Heavy Equipment International Holdings Co. Ltd.	12,000	7,298
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	16,411
Shanghai Electric Group Co. Ltd. Class H	28,000	12,591
Shanghai Industrial Holdings Ltd.	6,000	16,777
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)	5,600	6,804
Shimao Property Holdings Ltd.	15,000	20,101
Shougang Fushan Resources Group Ltd.	28,000	9,272
Shui On Land Ltd.	34,000	13,450

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

Sihuan Pharmaceutical Holdings Group Ltd.	28,000	9,597
Sino-Ocean Land Holdings Ltd.	31,000	12,742
Sinopec Shanghai Petrochemical Co. Ltd. Class H	32,000	9,195
Sinopharm Group Co. Ltd. Class H(a)	8,000	18,122
SOHO China Ltd.	21,000	14,233
Sun Art Retail Group Ltd.	19,000	23,307
Tencent Holdings Ltd.	10,000	274,970
Tingyi (Cayman Islands) Holding Corp.	20,000	47,469
Want Want China Holdings Ltd.	60,000	68,730
Weichai Power Co. Ltd. Class H(a)	4,000	17,653
Wumart Stores Inc. Class H(a)	6,000	13,220
Yanzhou Coal Mining Co. Ltd. Class H(a)	20,000	33,656
Yingde Gases Group Co. Ltd.(a)	10,000	9,136
Yuexiu Property Co. Ltd.	68,000	16,385
Zhaojin Mining Industry Co. Ltd. Class H	8,000	9,422
Zhejiang Expressway Co. Ltd. Class H	20,000	13,761
Zhongsheng Group Holdings Ltd.	6,000	9,664
Zhuzhou CSR Times Electric Co. Ltd. Class H(a)	4,000	11,648
Zijin Mining Group Co. Ltd. Class H(a)	60,000	19,019
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	12,400	18,183
ZTE Corp. Class H	6,000	11,890

		5,879,364
INDIA—10.25%
ACC Ltd.	528	10,727
Adani Enterprises Ltd.	2,122	9,845
Adani Ports and Special Economic Zone	3,916	8,609
Aditya Birla Nuvo Ltd.	574	7,676
Ambuja Cements Ltd.	6,066	16,338
Asian Paints Ltd.	290	20,768
Axis Bank Ltd.	2,244	38,798
Bajaj Auto Ltd.	872	23,469
Bank of India	1,506	9,141
Bharat Heavy Electricals Ltd.	5,720	21,604
Bharat Petroleum Corp. Ltd.	950	11,802
Bharti Airtel Ltd.	5,684	30,623
Canara Bank Ltd.	1,144	8,191
Cipla Ltd.	3,236	17,858
Coal India Ltd.	5,290	30,295
Dabur India Ltd.	5,366	9,966
DLF Ltd.	3,718	12,222
Dr. Reddy’s Laboratories Ltd.	1,008	30,256
GAIL (India) Ltd.	3,832	21,918
HCL Technologies Ltd.	686	6,157
HDFC Bank Ltd.	15,284	137,769
Hero Motocorp Ltd.	408	13,296
Hindalco Industries Ltd.	10,040	20,855
Hindustan Unilever Ltd.	8,890	67,754
Housing Development Finance Corp. Ltd.	10,892	126,972
ICICI Bank Ltd.	4,248	59,249
Idea Cellular Ltd.(a)	6,550	8,864
Infosys Ltd.	4,284	185,324
Infrastructure Development Finance Co. Ltd.	8,940	19,955
ITC Ltd.	22,694	92,683
Jaiprakash Associates Ltd.	8,456	9,358
Jindal Steel & Power Ltd.	3,524	27,633
JSW Steel Ltd.	834	9,337
Kotak Mahindra Bank Ltd.	2,702	27,113
Larsen & Toubro Ltd.	2,048	42,763
LIC Housing Finance Ltd.	2,776	11,718
Lupin Ltd.	1,502	14,488
Mahindra & Mahindra Ltd.	3,050	35,444

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

Maruti Suzuki India Ltd.	398	7,798
NTPC Ltd.	5,902	15,428
Oil & Natural Gas Corp. Ltd.	7,874	35,502
Power Finance Corp. Ltd.	2,992	7,933
Power Grid Corp. of India Ltd.	11,202	21,174
Ranbaxy Laboratories Ltd.(a)	1,230	11,342
Reliance Capital Ltd.	1,670	9,170
Reliance Communications Ltd.	6,442	7,405
Reliance Industries Ltd.	13,110	164,723
Reliance Infrastructure Ltd.	1,236	9,880
Reliance Power Ltd.(a)	5,970	9,950
Rural Electrification Corp. Ltd.	2,656	7,785
Satyam Computer Services Ltd.(a)	7,596	10,192
Sesa Goa Ltd.	2,838	9,458
Shriram Transport Finance Co. Ltd.	1,178	11,056
Siemens Ltd.	712	8,590
State Bank of India	1,266	46,351
Sterlite Industries (India) Ltd.	11,810	19,779
Sun Pharmaceuticals Industries Ltd.	3,104	31,337
Tata Consultancy Services Ltd.	4,684	103,873
Tata Motors Ltd.	14,702	60,999
Tata Power Co. Ltd.	9,234	15,374
Tata Steel Ltd.	2,780	19,982
Titan Industries Ltd.	2,796	11,088
Ultratech Cement Ltd.	698	17,698
Unitech Ltd.(a)	21,372	8,125
United Phosphorus Ltd.	3,896	7,683
United Spirits Ltd.	768	7,709
Wipro Ltd.	4,770	34,825
Zee Entertainment Enterprises Ltd.	4,016	9,450

		1,998,497
INDONESIA—4.43%
PT Adaro Energy Tbk	141,000	22,050
PT Astra Agro Lestari Tbk	5,000	10,878
PT Astra International Tbk	20,000	136,808
PT Bank Central Asia Tbk	123,000	91,596
PT Bank Danamon Indonesia Tbk	32,000	18,042
PT Bank Mandiri (Persero) Tbk	92,000	67,532
PT Bank Negara Indonesia (Persero) Tbk	73,000	28,734
PT Bank Rakyat Indonesia (Persero) Tbk	110,000	66,117
PT Bukit Asam (Persero) Tbk	8,000	12,766
PT Bumi Resources Tbk	153,000	23,113
PT Charoen Pokphand Indonesia Tbk	71,000	19,827
PT Gudang Garam Tbk	5,000	28,777
PT Indo Tambangraya Megah Tbk	4,000	14,383
PT Indocement Tunggal Prakarsa Tbk	14,000	26,511
PT Indofood Sukses Makmur Tbk	42,000	21,112
PT Indosat Tbk	17,000	7,053
PT Kalbe Farma Tbk	44,000	18,138
PT Perusahaan Gas Negara (Persero) Tbk	106,000	41,723
PT Semen Gresik (Persero) Tbk	29,000	33,782
PT Telekomunikasi Indonesia (Persero) Tbk	100,000	82,979
PT Unilever Indonesia Tbk	15,000	32,792
PT United Tractors Tbk	16,000	39,319
PT Vale Indonesia Tbk	29,000	7,713
PT XL Axiata Tbk	20,000	12,553

		864,298

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

MALAYSIA—5.96%
AirAsia Bhd	11,800	13,096
Alliance Financial Group Bhd	8,600	11,117
AMMB Holdings Bhd	16,000	31,326
Axiata Group Bhd	25,200	42,665
Berjaya Corp. Bhd	31,400	7,969
Berjaya Sports Toto Bhd	7,600	9,992
British American Tobacco (Malaysia) Bhd	1,000	17,164
Bumi Armada Bhd(a)	8,200	10,341
CIMB Group Holdings Bhd	48,800	115,394
DiGi.Com Bhd	30,400	38,338
Gamuda Bhd	14,600	15,605
Genting Bhd	20,000	63,057
Genting Malaysia Bhd	28,800	33,506
Genting Plantations Bhd	4,000	11,792
Hong Leong Bank Bhd	5,600	21,681
Hong Leong Financial Group Bhd	2,800	10,593
IJM Corp. Bhd	10,400	17,018
IOI Corp. Bhd	31,200	51,643
Kuala Lumpur Kepong Bhd	4,800	33,839
Lafarge Malayan Cement Bhd	4,600	10,196
Malayan Banking Bhd	34,400	94,900
Malaysia Airports Holdings Bhd	5,400	9,875
Malaysia Marine and Heavy Engineering Holdings Bhd	5,600	8,793
Maxis Communications Bhd	22,200	43,326
MISC Bhd	9,600	12,198
MMC Corp. Bhd	12,200	10,385
Parkson Holdings Bhd	5,600	8,386
Petronas Chemicals Group Bhd	23,400	49,430
Petronas Dagangan Bhd	2,600	16,969
Petronas Gas Bhd	7,000	37,960
PPB Group Bhd	4,600	24,655
Public Bank Bhd Foreign	11,200	48,660
RHB Capital Bhd	5,200	12,181
Sapurakencana Petroleum Bhd(a)	20,000	13,935
Sime Darby Bhd	26,800	81,792
Telekom Malaysia Bhd	10,000	16,994
Tenaga Nasional Bhd	26,600	55,938
UEM Land Holdings Bhd(a)	14,400	9,126
UMW Holdings Bhd	4,800	12,092
YTL Corp. Bhd	30,800	17,868
YTL Power International Bhd	19,000	9,944

		1,161,739
PHILIPPINES—1.50%
Aboitiz Equity Ventures Inc.	18,800	22,471
Aboitiz Power Corp.	18,200	14,788
Alliance Global Group Inc.	40,600	11,628
Ayala Corp.	1,560	15,849
Ayala Land Inc.	47,600	21,489
Bank of the Philippine Islands	7,780	11,982
BDO Unibank Inc.	8,858	14,354
DMCI Holdings Inc.	8,000	10,656
Energy Development Corp.	71,000	9,792
Globe Telecom Inc.	440	11,429
International Container Terminal Services Inc.	8,200	14,513
Jollibee Foods Corp.	4,800	11,651
Manila Electric Co.	2,700	13,964
Metropolitan Bank & Trust Co.	6,220	12,853
Philippine Long Distance Telephone Co.	420	22,590
San Miguel Corp.	4,623	12,433
SM Investments Corp.	1,740	28,157
SM Prime Holdings Inc.	62,750	18,376
Universal Robina Corp.	8,800	13,148

		292,123

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

SOUTH KOREA—24.10%
AmorePacific Corp.	32	29,390
BS Financial Group Inc.	1,800	17,691
Celltrion Inc.	1,053	29,933
Cheil Industries Inc.	440	36,274
CJ CheilJedang Corp.	78	22,206
CJ Corp.	142	9,745
Daelim Industrial Co. Ltd.	272	22,977
Daewoo Engineering & Construction Co. Ltd.(a)	1,140	8,239
Daewoo International Corp.	400	9,828
Daewoo Securities Co. Ltd.	2,160	18,667
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	920	21,280
DGB Financial Group Inc.	1,840	22,839
Dongbu Insurance Co. Ltd.	420	16,814
Dongkuk Steel Mill Co. Ltd.	500	6,927
Doosan Corp.	98	10,379
Doosan Heavy Industries & Construction Co. Ltd.	412	18,850
Doosan Infracore Co. Ltd.(a)	960	15,820
E-Mart Co. Ltd.	200	44,736
GS Engineering & Construction Corp.	350	23,872
GS Holdings Corp.	506	23,751
Hana Financial Group Inc.	1,090	34,355
Hankook Tire Co. Ltd.	920	37,026
Hanwha Chemical Corp.	820	14,347
Hanwha Corp.	420	10,017
Honam Petrochemical Corp.	142	30,078
Hyosung Corp.	212	9,484
Hyundai Department Store Co. Ltd.	150	18,428
Hyundai Development Co.	580	11,573
Hyundai Engineering & Construction Co. Ltd.	658	37,074
Hyundai Glovis Co. Ltd.	130	22,966
Hyundai Heavy Industries Co. Ltd.	414	93,656
Hyundai Hysco Co. Ltd.	300	9,405
Hyundai Marine & Fire Insurance Co. Ltd.	620	15,444
Hyundai Merchant Marine Co. Ltd.(a)	440	9,339
Hyundai Mipo Dockyard Co. Ltd.	102	10,198
Hyundai Mobis Co. Ltd.	680	159,593
Hyundai Motor Co.	1,542	318,787
Hyundai Securities Co. Ltd.	1,180	8,148
Hyundai Steel Co.	540	38,753
Hyundai Wia Corp.	114	16,855
Industrial Bank of Korea	2,280	23,182
Kangwon Land Inc.	980	20,924
KB Financial Group Inc.	3,640	113,803
KCC Corp.	44	11,035
Kia Motors Corp.	2,400	163,084
Korea Aerospace Industries Ltd.	440	9,264
Korea Electric Power Corp.(a)	2,820	53,760
Korea Exchange Bank	3,680	25,599
Korea Gas Corp.	280	9,810
Korea Investment Holdings Co. Ltd.	500	16,988
Korea Life Insurance Co. Ltd.	2,680	13,829
Korea Zinc Co. Ltd.	82	24,664
Korean Air Lines Co. Ltd.(a)	340	13,021
KP Chemical Corp.	660	8,109
KT Corp. SP ADR	1,078	12,559
KT&G Corp.	1,040	69,260
Kumho Petro Chemical Co. Ltd.	100	9,956
LG Chem Ltd.	454	111,937

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

LG Corp.	936	43,618
LG Display Co. Ltd.(a)	2,280	40,375
LG Electronics Inc.	1,016	56,901
LG Household & Health Care Ltd.	94	46,512
LG Innotek Co. Ltd.(a)	156	10,482
LG Uplus Corp.	2,240	10,306
Lotte Confectionery Co. Ltd.	8	10,533
Lotte Shopping Co. Ltd.	102	27,266
LS Corp.	166	11,435
LS Industrial Systems Co. Ltd.	180	8,495
Mando Corp.	126	17,188
Mirae Asset Securities Co. Ltd.	300	7,969
NCsoft Corp.	152	30,909
NHN Corp.	408	83,830
OCI Co. Ltd.	154	26,553
ORION Corp.	36	29,343
POSCO	650	199,365
S-Oil Corp.	450	35,344
S1 Corp.	206	9,862
Samsung C&T Corp.	1,246	71,788
Samsung Card Co. Ltd.	620	17,440
Samsung Electro-Mechanics Co. Ltd.	590	50,989
Samsung Electronics Co. Ltd.	1,086	1,114,294
Samsung Engineering Co. Ltd.	298	47,468
Samsung Fire & Marine Insurance Co. Ltd.	392	69,914
Samsung Heavy Industries Co. Ltd.	1,600	49,549
Samsung Life Insurance Co. Ltd.	640	52,924
Samsung SDI Co. Ltd.	338	43,816
Samsung Securities Co. Ltd.	660	28,184
Samsung Techwin Co. Ltd.	352	22,219
Shinhan Financial Group Co. Ltd.	2,120	68,167
Shinsegae Co. Ltd.	70	13,641
SK C&C Co. Ltd.	150	11,921
SK Holdings Co. Ltd.	254	26,363
SK Hynix Inc.(a)	5,240	102,558
SK Innovation Co. Ltd.	598	70,934
SK Networks Co. Ltd.	1,080	7,723
SK Telecom Co. Ltd.	128	13,068
STX Pan Ocean Co. Ltd.	1,860	6,879
Woongjin Coway Co. Ltd.	520	15,553
Woori Finance Holdings Co. Ltd.	4,300	40,076
Woori Investment & Securities Co. Ltd.	1,580	14,190
Yuhan Corp.	88	8,612

		4,701,084
TAIWAN—18.76%
Acer Inc.	24,000	24,564
Advanced Semiconductor Engineering Inc.	46,000	43,537
Advantech Co. Ltd.	4,000	13,669
Asia Cement Corp.	18,000	21,499
ASUSTeK Computer Inc.	6,000	60,105
AU Optronics Corp.	72,000	29,429
Capital Securities Corp.	28,000	9,221
Catcher Technology Co. Ltd.	6,000	38,093
Cathay Financial Holding Co. Ltd.	66,000	64,678
Chang Hwa Commercial Bank Ltd.	40,000	20,772
Cheng Shin Rubber Industry Co. Ltd.	16,000	38,596
Cheng Uei Precision Industry Co. Ltd.	6,000	12,584
Chicony Electronics Co. Ltd.	8,000	15,197
Chimei Innolux Corp.(a)	46,000	19,341
China Airlines Ltd.	24,000	9,649
China Development Financial Holding Corp.	86,000	21,609

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

China Life Insurance Co. Ltd.	16,000	14,715
China Petrochemical Development Corp.	16,000	13,428
China Steel Corp.	110,000	103,190
Chinatrust Financial Holding Co. Ltd.	98,348	54,861
Chunghwa Telecom Co. Ltd.	38,000	114,835
Clevo Co.	8,000	11,471
Compal Electronics Inc.	40,000	41,276
Delta Electronics Inc.	18,000	50,174
E Ink Holdings Inc.	8,000	8,496
E.Sun Financial Holding Co. Ltd.	36,000	18,092
Epistar Corp.	8,000	17,716
Eternal Chemical Co. Ltd.	14,000	10,553
EVA Airways Corp.	18,000	10,734
Evergreen Marine Corp. Ltd.	22,000	10,798
Everlight Electronics Co. Ltd.	4,000	6,995
Far Eastern Department Stores Co. Ltd.	8,000	7,451
Far Eastern New Century Corp.	28,000	28,330
Far EasTone Telecommunications Co. Ltd.	16,000	35,594
Farglory Land Development Co. Ltd.	6,000	9,699
Feng Hsin Iron & Steel Co. Ltd.	8,000	13,910
First Financial Holding Co. Ltd.	56,000	32,739
Formosa Chemicals & Fibre Corp.	28,000	74,109
Formosa Petrochemical Corp.	12,000	32,766
Formosa Plastics Corp.	40,000	104,664
Formosa Taffeta Co. Ltd.	12,000	10,976
Foxconn Technology Co. Ltd.	6,000	21,609
Fubon Financial Holding Co. Ltd.	48,000	47,682
Giant Manufacturing Co. Ltd.	4,000	18,829
Highwealth Construction Corp.	8,000	12,865
Hiwin Technologies Corp.	2,000	20,035
Hon Hai Precision Industry Co. Ltd.	90,000	263,837
Hotai Motor Co. Ltd.	2,000	13,100
HTC Corp.	6,000	86,438
Hua Nan Financial Holdings Co. Ltd.	46,000	25,275
Inventec Corp.	28,000	9,315
KGI Securities Co. Ltd.	26,000	11,803
Kinsus Interconnect Technology Corp.	4,000	11,592
LCY Chemical Corp.	8,000	12,544
Lite-On Technology Corp.	20,000	25,596
Macronix International Co. Ltd.	30,000	8,654
MediaTek Inc.	10,000	88,448
Mega Financial Holding Co. Ltd.	78,000	54,225
MStar Semiconductor Inc.	4,000	24,256
Nan Kang Rubber Tire Co. Ltd.	8,000	11,043
Nan Ya Plastics Corp.	46,000	80,756
Novatek Microelectronics Corp. Ltd.	4,000	11,873
Pegatron Corp.	16,000	22,219
Phison Electronics Corp.	2,000	14,741
Pou Chen Corp.	18,000	15,589
Powertech Technology Inc.	6,000	11,619
President Chain Store Corp.	6,000	31,660
Quanta Computer Inc.	24,000	62,718
Radiant Opto-Electronics Corp.	4,000	18,025
Realtek Semiconductor Corp.	4,000	7,960
Ruentex Development Co. Ltd.	6,000	8,795
Ruentex Industries Ltd.	6,000	9,599
Shin Kong Financial Holding Co. Ltd.(a)	52,000	14,425
Siliconware Precision Industries Co. Ltd.	28,000	30,488
Simplo Technology Co. Ltd.	2,000	14,339
Sino-American Silicon Products Inc.	4,000	7,183
SinoPac Financial Holdings Co. Ltd.	54,000	20,082
Standard Foods Corp.	4,000	12,182
Synnex Technology International Corp.	12,000	26,816

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

Taishin Financial Holdings Co. Ltd.	48,000	18,011
Taiwan Business Bank Ltd.(a)	34,000	9,455
Taiwan Cement Corp.	32,000	36,183
Taiwan Cooperative Financial Holding Co. Ltd.(a)	38,000	22,407
Taiwan Fertilizer Co. Ltd.	6,000	13,951
Taiwan Glass Industry Corp.	10,000	9,364
Taiwan Mobile Co. Ltd.	16,000	50,657
Taiwan Semiconductor Manufacturing Co. Ltd.	244,000	695,671
Teco Electric and Machinery Co. Ltd.	18,000	12,242
TPK Holding Co. Ltd.(a)	2,000	29,818
Tripod Technology Corp.	6,000	16,725
TSRC Corp.	6,000	14,634
Tung Ho Steel Enterprise Corp.	12,000	11,458
U-Ming Marine Transport Corp.	8,000	12,302
Uni-President Enterprises Co.	38,000	57,163
Unimicron Technology Corp.	12,000	12,966
United Microelectronics Corp.	120,000	52,667
Walsin Lihwa Corp.	34,000	8,976
Wintek Corp.	14,000	8,372
Wistron Corp.	18,000	22,856
WPG Holdings Co. Ltd.	12,000	14,313
Yang Ming Marine Transport Corp.	28,000	11,585
Yuanta Financial Holding Co. Ltd.(a)	78,000	34,364
Yulon Motor Co. Ltd.	8,000	13,857

		3,658,327
THAILAND—3.52%
Advanced Information Service PCL NVDR	9,200	51,762
Bangkok Bank PCL Foreign	8,000	47,148
Bangkok Bank PCL NVDR	5,000	28,289
Bank of Ayudhya PCL NVDR	18,400	16,338
Banpu PCL NVDR	1,400	19,802
BEC World PCL NVDR	8,600	14,597
Charoen Pokphand Foods PCL NVDR	30,800	36,788
CP All PCL NVDR	45,200	48,659
Glow Energy PCL NVDR	5,600	11,617
Indorama Ventures PCL NVDR	14,200	12,497
IRPC PCL NVDR	98,600	11,343
Kasikornbank PCL Foreign	11,600	57,243
Kasikornbank PCL NVDR	6,000	29,231
Krung Thai Bank PCL NVDR	28,200	13,296
PTT Exploration & Production PCL NVDR	11,800	58,230
PTT Global Chemical PCL NVDR	15,000	25,578
PTT PCL NVDR	8,400	82,640
Siam Cement PCL Foreign	3,000	37,435
Siam Commercial Bank PCL NVDR	16,000	70,659
Thai Oil PCL NVDR	8,200	14,562

		687,714

TOTAL COMMON STOCKS
(Cost: $21,502,790)		19,243,146
PREFERRED STOCKS—0.87%

SOUTH KOREA—0.87%
Hyundai Motor Co. Ltd.	216	12,939
Hyundai Motor Co. Ltd. Series 2	372	23,986
LG Chem Ltd.	104	8,054
Samsung Electronics Co. Ltd.	206	124,097

		169,076

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

May 31, 2012

TOTAL PREFERRED STOCKS
(Cost: $177,289)		169,076

RIGHTS—0.00%

PHILIPPINES—0.00%
Ayala Land Inc.(a)(b)	47,600	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—0.08%

MONEY MARKET FUNDS—0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	16,217	16,217

		16,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,217)		16,217

TOTAL INVESTMENTS IN SECURITIES—99.62%
(Cost: $21,696,296)		19,428,439
Other Assets, Less Liabilities—0.38%		74,149

NET ASSETS—100.00%		$19,502,588

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—98.12%

BRAZIL—5.07%
Anhanguera Educacional Participacoes SA	4,300	$50,785
Companhia Hering SA	4,800	99,385
Cyrela Brazil Realty SA	10,400	77,705
Lojas Renner SA	4,300	123,561
MRV Engenharia e Participacoes SA	11,000	47,073
PDG Realty SA Empreendimentos e Participacoes	39,400	65,419

		463,928
CHILE—1.64%
S.A.C.I. Falabella SA	16,842	150,150

		150,150
CHINA—12.50%
Anta Sports Products Ltd.	31,000	25,404
Belle International Holdings Ltd.(a)	163,000	261,696
Bosideng International Holdings Ltd.	96,000	22,142
Brilliance China Automotive Holdings Ltd.(b)	88,000	86,290
BYD Co. Ltd. Class H(a)(b)	18,000	36,599
China ZhengTong Auto Services Holdings Ltd.(a)(b)	31,000	19,373
Dah Chong Hong Holdings Ltd.	29,000	27,577
Daphne International Holdings Ltd.	32,000	34,470
Dongfeng Motor Group Co. Ltd. Class H(b)	94,000	159,879
Geely Automobile Holdings Ltd.	130,000	47,070
Golden Eagle Retail Group Ltd.	24,000	52,448
GOME Electrical Appliances Holdings Ltd.(a)	355,000	55,806
Great Wall Motor Co. Ltd. Class H	36,500	74,967
Guangzhou Automobile Group Co. Ltd. Class H(b)	78,000	66,132
Haier Electronics Group Co. Ltd.(b)	29,000	34,116
Hengdeli Holdings Ltd.	76,000	22,327
Intime Department Store Group Co. Ltd.	35,000	36,394
Parkson Retail Group Ltd.	49,500	49,240
Zhongsheng Group Holdings Ltd.	20,000	32,213

		1,144,143
INDIA—6.08%
Bajaj Auto Ltd.	2,930	78,857
Hero Motocorp Ltd.	1,401	45,657
Mahindra & Mahindra Ltd.	10,772	125,180
Maruti Suzuki India Ltd.	1,205	23,608
Tata Motors Ltd.	51,735	214,651
Titan Industries Ltd.	7,476	29,647
Zee Entertainment Enterprises Ltd.	16,528	38,894

		556,494
INDONESIA—5.31%
PT Astra International Tbk	71,000	485,670

		485,670
MALAYSIA—4.97%
Berjaya Sports Toto Bhd	23,100	30,370
Genting Bhd	71,700	226,058

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

May 31, 2012

Genting Malaysia Bhd	103,900	120,877
Parkson Holdings Bhd	20,700	31,000
UMW Holdings Bhd	18,400	46,352

		454,657
MEXICO—5.02%
El Puerto de Liverpool SA de CV Series C1	6,900	49,796
Grupo Elektra SA de CV	1,729	61,634
Grupo Televisa SAB CPO	90,000	343,006
Urbi Desarrollos Urbanos SAB de CV(b)	6,352	5,462

		459,898
PHILIPPINES—0.38%
Jollibee Foods Corp.	14,540	35,293

		35,293
POLAND—0.41%
Cyfrowy Polsat SA(b)	6,694	25,558
TVN SA	5,427	12,189

		37,747
SOUTH AFRICA—15.90%
Foschini Group Ltd. (The)	7,173	99,720
Imperial Holdings Ltd.	6,228	120,271
Mr. Price Group Ltd.	8,246	100,362
Naspers Ltd. Class N	13,635	714,917
Steinhoff International Holdings Ltd.(b)	40,073	121,371
Truworths International Ltd.	15,333	147,271
Woolworths Holdings Ltd.	26,549	151,176

		1,455,088
SOUTH KOREA—34.04%
Hankook Tire Co. Ltd.	3,200	128,786
Hyundai Department Store Co. Ltd.	534	65,604
Hyundai Mobis Co. Ltd.	2,382	559,046
Hyundai Motor Co.	5,399	1,116,167
Hyundai Wia Corp.	539	79,691
Kangwon Land Inc.	3,380	72,168
Kia Motors Corp.	9,213	626,039
LG Electronics Inc.	3,718	208,227
Lotte Shopping Co. Ltd.	357	95,432
Mando Corp.	447	60,976
Shinsegae Co. Ltd.	240	46,770
Woongjin Coway Co. Ltd.	1,890	56,528

		3,115,434
TAIWAN—5.35%
Cheng Shin Rubber Industry Co. Ltd.	56,000	135,085
China Motor Co. Ltd.	19,000	16,933
Far Eastern Department Stores Co. Ltd.	32,000	29,804
Formosa International Hotels Corp.	1,000	11,592
Formosa Taffeta Co. Ltd.	27,000	24,695
Giant Manufacturing Co. Ltd.	10,000	47,072
Hotai Motor Co. Ltd.	9,000	58,949
Nan Kang Rubber Tire Co. Ltd.	16,000	22,085
Pou Chen Corp.	76,000	65,820
Ruentex Industries Ltd.	16,000	25,596
Yulon Motor Co. Ltd.	30,000	51,963

		489,594

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

May 31, 2012

THAILAND—0.63%
BEC World PCL NVDR	34,100	57,878

		57,878
TURKEY—0.82%
Arcelik AS	8,260	34,659
Ford Otomotiv Sanayi AS	2,463	21,344
Turkiye Sise ve Cam Fabrikalari AS	13,684	18,724

		74,727

TOTAL COMMON STOCKS
(Cost: $10,020,806)		8,980,701

PREFERRED STOCKS—2.40%

BRAZIL—0.93%
Lojas Americanas SA	14,190	85,198

		85,198
SOUTH KOREA—1.47%
Hyundai Motor Co. Ltd.	828	49,599
Hyundai Motor Co. Ltd. Series 2	1,320	85,111

		134,710

TOTAL PREFERRED STOCKS
(Cost: $238,698)		219,908

SHORT-TERM INVESTMENTS—2.88%

MONEY MARKET FUNDS—2.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	246,159	246,159
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	17,911	17,911

		264,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $264,070)		264,070

TOTAL INVESTMENTS IN SECURITIES—103.40%
(Cost: $10,523,574)		9,464,679
Other Assets, Less Liabilities—(3.40)%		(311,526)

NET ASSETS—100.00%		$9,153,153

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

May 31, 2012

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—94.23%

CZECH REPUBLIC—3.93%
CEZ AS	11,770	$414,383
Komercni Banka AS	1,105	164,083
Telefonica O2 Czech Republic AS	8,270	150,531

		728,997
HUNGARY—3.34%
Magyar Telekom Telecommunications PLC	34,850	60,545
MOL Hungarian Oil and Gas PLC(a)	3,043	186,587
OTP Bank Nyrt	16,405	223,846
Richter Gedeon Nyrt	1,020	148,852

		619,830
POLAND—16.46%
Asseco Poland SA	5,089	69,864
Bank Handlowy w Warszawie SA	2,414	48,931
Bank Millennium SA(a)	31,009	29,599
Bank Pekao SA(a)	8,652	342,490
BRE Bank SA(a)	1,088	82,686
Cyfrowy Polsat SA(a)	14,076	53,744
ENEA SA	8,347	37,494
Eurocash SA	4,981	53,838
Grupa Lotos SA(a)	4,913	32,138
Jastrzebska Spolka Weglowa SA(a)	2,635	66,579
Kernel Holding SA(a)	3,774	59,334
KGHM Polska Miedz SA	10,251	368,373
Polska Grupa Energetyczna SA	54,620	283,684
Polski Koncern Naftowy Orlen SA(a)	23,392	218,359
Polskie Gornictwo Naftowe i Gazownictwo SA	129,245	139,697
Powszechna Kasa Oszczednosci Bank Polski SA	45,596	409,627
Powszechny Zaklad Ubezpieczen SA	4,097	340,463
Synthos SA	38,746	58,196
Tauron Polska Energia SA	76,976	92,710
Telekomunikacja Polska SA	53,567	241,371
TVN SA	11,101	24,932

		3,054,109
RUSSIA—70.50%
Federal Grid Co. of Unified Energy System OJSC(a)	22,838,000	116,998
Gazprom OAO	778,942	3,421,116
IDGC Holding JSC(a)	1,250,500	56,031
Inter RAO UES OJSC(a)	142,100,000	119,702
LSR Group OJSC SP GDR(b)	14,926	61,197
LUKOIL OAO	37,298	1,916,332
Magnit OJSC SP GDR(a)(b)	19,271	474,067
Mechel OAO SP ADR	10,455	55,516
MMC Norilsk Nickel OJSC	3,483	512,721
Mobile TeleSystems OJSC SP ADR(a)	37,758	628,293
NovaTek OAO SP GDR(b)	6,662	632,890
Novolipetsk Steel OJSC SP GDR(b)	4,896	77,259
Rosneft Oil Co. OJSC	116,304	724,608
Rostelecom OJSC	86,230	271,594
RusHydro OJSC	8,483,000	202,213
Sberbank of Russia	631,655	1,541,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

May 31, 2012

Severstal OAO	14,699	161,143
Sistema JSFC SP GDR(b)	8,890	151,841
Surgutneftegas OJSC	523,660	388,247
Tatneft OAO	103,449	512,320
TMK OAO SP GDR(b)	4,267	52,868
Uralkali OJSC	101,835	703,575
VTB Bank OJSC	190,510,999	302,013

		13,083,909

TOTAL COMMON STOCKS
(Cost: $28,478,416)		17,486,845

PREFERRED STOCKS—2.81%

RUSSIA—2.81%
AK Transneft OAO	114	149,849
Sberbank of Russia	72,100	131,162
Surgutneftegas OJSC	504,900	240,575

		521,586

TOTAL PREFERRED STOCKS
(Cost: $643,730)		521,586

RIGHTS—0.00%

POLAND—0.00%
Globe Trade Centre SA(a)(c)	12,240	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	10,565	10,565

		10,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,565)		10,565

TOTAL INVESTMENTS IN SECURITIES—97.09%
(Cost: $29,132,711)		18,018,996
Other Assets, Less Liabilities—2.91%		539,119

NET ASSETS—100.00%		$18,558,115

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

May 31, 2012

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—97.52%

CZECH REPUBLIC—1.88%
CEZ AS	2,900	$102,099
Komercni Banka AS	272	40,390
Telefonica O2 Czech Republic AS	1,862	33,892

		176,381
EGYPT—1.89%
Commercial International Bank Egypt SAE SP GDR	13,400	53,600
Orascom Construction Industries SAE SP GDR	1,868	76,009
Orascom Telecom Holding SAE SP GDR(a)(b)	14,950	37,181
Orascom Telecom Media and Technology Holding SAE SP GDR(a)(b)	9,781	10,172

		176,962
HUNGARY—1.47%
Magyar Telekom Telecommunications PLC	8,992	15,622
MOL Hungarian Oil and Gas PLC(a)	618	37,894
OTP Bank Nyrt	3,672	50,104
Richter Gedeon Nyrt	236	34,440

		138,060
POLAND—7.43%
Asseco Poland SA	1,234	16,941
Bank Handlowy w Warszawie SA	540	10,946
Bank Millennium SA(a)	9,446	9,016
Bank Pekao SA(a)	1,914	75,766
BRE Bank SA(a)	234	17,783
Cyfrowy Polsat SA(a)	3,868	14,769
ENEA SA	2,484	11,158
Eurocash SA	922	9,966
Grupa Lotos SA(a)	1,344	8,792
Jastrzebska Spolka Weglowa SA(a)	612	15,463
Kernel Holding SA(a)	862	13,552
KGHM Polska Miedz SA	2,232	80,208
Polska Grupa Energetyczna SA	12,176	63,239
Polski Koncern Naftowy Orlen SA(a)	5,000	46,674
Polskie Gornictwo Naftowe i Gazownictwo SA	30,860	33,356
Powszechna Kasa Oszczednosci Bank Polski SA	10,170	91,366
Powszechny Zaklad Ubezpieczen SA	940	78,114
Synthos SA	8,106	12,175
Tauron Polska Energia SA	18,864	22,720
Telekomunikacja Polska SA	12,642	56,964
TVN SA	3,346	7,515

		696,483
RUSSIA—31.58%
Federal Grid Co. of Unified Energy System OJSC(a)	5,360,000	27,459
Gazprom OAO	176,040	773,168
IDGC Holding JSC(a)	310,000	13,890
Inter RAO UES OJSC(a)	21,400,000	18,027
LSR Group OJSC SP GDR(b)	3,748	15,367
LUKOIL OAO	8,458	434,563
Magnit OJSC SP GDR(b)	4,166	102,484
Mechel OAO SP ADR	2,400	12,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

May 31, 2012

MMC Norilsk Nickel OJSC	812	119,532
Mobile TeleSystems OJSC SP ADR	8,588	142,904
NovaTek OAO SP GDR(b)	1,492	141,740
Novolipetsk Steel OJSC SP GDR(b)	972	15,338
Rosneft Oil Co. OJSC	26,480	164,978
Rostelecom OJSC	20,100	63,308
RusHydro OJSC	2,024,000	48,247
Sberbank of Russia	142,940	348,802
Severstal OAO	3,340	36,616
Sistema JSFC SP GDR(b)	1,950	33,306
Surgutneftegas OJSC	121,600	90,155
Tatneft OAO	23,240	115,094
TMK OAO SP GDR(b)	890	11,027
Uralkali OJSC	23,120	159,736
VTB Bank OJSC	45,440,000	72,035

		2,960,520
SOUTH AFRICA—44.91%
Absa Group Ltd.	4,558	79,859
African Bank Investments Ltd.	11,084	47,022
African Rainbow Minerals Ltd.	1,598	31,395
Anglo American Platinum Ltd.	1,098	61,063
AngloGold Ashanti Ltd.	6,378	229,827
ArcelorMittal South Africa Ltd.	3,058	18,770
Aspen Pharmacare Holdings Ltd.(a)	4,858	66,714
Assore Ltd.	404	13,213
Aveng Ltd.	6,238	28,052
Barloworld Ltd.	3,238	31,993
Bidvest Group Ltd.	5,000	104,511
Discovery Holdings Ltd.	5,462	31,721
Exxaro Resources Ltd.	1,834	40,524
FirstRand Ltd.	47,932	144,166
Foschini Group Ltd. (The)	3,464	48,157
Gold Fields Ltd.	12,104	161,442
Growthpoint Properties Ltd.	28,656	69,286
Harmony Gold Mining Co. Ltd.	6,478	63,945
Impala Platinum Holdings Ltd.	8,318	130,192
Imperial Holdings Ltd.	2,914	56,273
Investec Ltd.	3,828	19,674
Kumba Iron Ore Ltd.	1,216	74,568
Liberty Holdings Ltd.	1,882	19,103
Life Healthcare Group Holdings Ltd.	13,960	47,613
Massmart Holdings Ltd.	2,026	38,680
MMI Holdings Ltd.	17,546	34,206
Mr. Price Group Ltd.	3,584	43,621
MTN Group Ltd.	27,986	439,536
Naspers Ltd. Class N	6,370	333,995
Nedbank Group Ltd.	3,290	63,396
Netcare Ltd.	15,624	27,758
Northam Platinum Ltd.	4,370	13,271
Pick’n Pay Stores Ltd.	4,792	25,294
Pretoria Portland Cement Co. Ltd.	9,110	29,656
Redefine Properties Ltd.	50,778	48,635
Remgro Ltd.	7,564	116,562
Reunert Ltd.	3,614	28,680
RMB Holdings Ltd.	12,306	48,009
RMI Holdings Ltd.	10,526	20,287
Sanlam Ltd.	28,350	110,767
Sappi Ltd.(a)	8,136	26,086
Sasol Ltd.	8,964	378,138
Shoprite Holdings Ltd.	7,002	112,718
SPAR Group Ltd. (The)	3,288	42,173

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

May 31, 2012

Standard Bank Group Ltd.	19,666	261,867
Steinhoff International Holdings Ltd.(a)	17,686	53,566
Tiger Brands Ltd.	2,780	78,419
Truworths International Ltd.	7,318	70,288
Vodacom Group Ltd.	6,248	74,074
Woolworths Holdings Ltd.	12,418	70,711

		4,209,476
TURKEY—8.36%
Akbank TAS	27,602	84,421
Anadolu Efes Biracilik ve Malt Sanayii AS	3,606	41,601
Arcelik AS	4,092	17,170
Asya Katilim Bankasi AS(a)	10,326	8,865
BIM Birlesik Magazalar AS	1,718	69,600
Coca-Cola Icecek AS	1,134	14,969
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,404	11,444
Enka Insaat ve Sanayi AS	6,193	13,359
Eregli Demir ve Celik Fabrikalari TAS	13,886	16,020
Ford Otomotiv Sanayi AS	1,296	11,231
Haci Omer Sabanci Holding AS	13,054	51,553
KOC Holding AS	9,648	30,233
Koza Altin Isletmeleri AS	662	11,189
TAV Havalimanlari Holding AS	3,192	15,449
Turk Hava Yollari AO(a)	7,840	10,601
Turk Telekomunikasyon AS	9,034	30,927
Turkcell Iletisim Hizmetleri AS(a)	12,970	56,650
Turkiye Garanti Bankasi AS	37,332	119,789
Turkiye Halk Bankasi AS	5,010	30,781
Turkiye Is Bankasi AS Class C	25,726	51,903
Turkiye Petrol Rafinerileri AS	2,008	37,388
Turkiye Sise ve Cam Fabrikalari AS	6,524	8,927
Turkiye Vakiflar Bankasi TAO Class D	12,048	19,200
Yapi ve Kredi Bankasi AS(a)	13,324	20,805

		784,075

TOTAL COMMON STOCKS
(Cost: $10,396,205)		9,141,957

PREFERRED STOCKS—1.26%

RUSSIA—1.26%
AK Transneft OAO	26	34,176
Sberbank of Russia	17,000	30,926
Surgutneftegas OJSC	111,000	52,889

		117,991

TOTAL PREFERRED STOCKS
(Cost: $156,164)		117,991

RIGHTS—0.00%

POLAND—0.00%
Globe Trade Centre SA(a)(c)	3,616	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	5,551	5,551

		5,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,551)		5,551

TOTAL INVESTMENTS IN SECURITIES—98.84%
(Cost: $10,557,920)		9,265,499
Other Assets, Less Liabilities—1.16%		108,617

NET ASSETS—100.00%		$9,374,116

SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—87.88%

BRAZIL—9.95%
HRT Participacoes em Petroleo SA(a)	5,000	$16,678
OGX Petroleo e Gas Participacoes SA(a)	26,300	133,862
Petroleo Brasileiro SA	49,300	482,366
Ultrapar Participacoes SA	6,800	139,417

		772,323
CHINA—22.26%
China Coal Energy Co. Class H	87,000	80,601
China Oilfield Services Ltd. Class H	38,000	52,783
China Petroleum & Chemical Corp. Class H	332,000	295,601
China Shenhua Energy Co. Ltd. Class H	69,000	243,163
CNOOC Ltd.	300,000	542,724
Kunlun Energy Co. Ltd.	8,000	13,668
PetroChina Co. Ltd. Class H	338,000	427,680
Yanzhou Coal Mining Co. Ltd. Class H(a)	42,000	70,678

		1,726,898
COLOMBIA—3.38%
Ecopetrol SA SP ADR	4,400	262,064

		262,064
HUNGARY—0.75%
MOL Hungarian Oil and Gas PLC(a)	954	58,496

		58,496
INDIA—6.68%
Bharat Petroleum Corp. Ltd.	2,772	34,437
Cairn India Ltd.(a)	4,912	29,223
Coal India Ltd.	11,138	63,785
Oil & Natural Gas Corp. Ltd.	17,031	76,788
Reliance Industries Ltd.	25,000	314,117

		518,350
INDONESIA—2.22%
PT Adaro Energy Tbk	326,500	51,059
PT Bukit Asam (Persero) Tbk	20,000	31,915
PT Bumi Resources Tbk	350,500	52,948
PT Indo Tambangraya Megah Tbk	10,000	35,957

		171,879
MALAYSIA—1.52%
Bumi Armada Bhd(a)	23,700	29,889
Petronas Dagangan Bhd	8,400	54,821
Sapurakencana Petroleum Bhd(a)	47,400	33,027

		117,737
POLAND—1.68%
Grupa Lotos SA(a)	2,195	14,358
Polski Koncern Naftowy Orlen SA(a)	7,164	66,875
Polskie Gornictwo Naftowe i Gazownictwo SA	45,580	49,266

		130,499

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

May 31, 2012

RUSSIA—24.30%
Gazprom OAO	186,000	816,913
LUKOIL OAO	8,100	416,169
NovaTek OAO SP GDR(b)	1,840	174,800
Rosneft Oil Co. OJSC	31,880	198,622
Surgutneftegas OJSC	147,000	108,987
Tatneft OAO	29,220	144,709
TMK OAO SP GDR(b)	2,000	24,780

		1,884,980
SOUTH AFRICA—4.63%
Sasol Ltd.	8,518	359,323

		359,323
SOUTH KOREA—3.59%
GS Holdings Corp.	1,204	56,515
S-Oil Corp.	1,004	78,857
SK Innovation Co. Ltd.	1,206	143,054

		278,426
TAIWAN—0.95%
Formosa Petrochemical Corp.	27,000	73,724

		73,724
THAILAND—5.24%
Banpu PCL NVDR	3,650	51,627
IRPC PCL NVDR	276,100	31,762
PTT Exploration & Production PCL NVDR	24,000	118,435
PTT PCL NVDR	16,800	165,280
Thai Oil PCL NVDR	22,000	39,070

		406,174
TURKEY—0.73%
Turkiye Petrol Rafinerileri AS	3,043	56,659

		56,659

TOTAL COMMON STOCKS
(Cost: $9,001,487)		6,817,532

PREFERRED STOCKS—10.34%

BRAZIL—8.72%
Petroleo Brasileiro SA	71,600	676,850

		676,850
RUSSIA—1.62%
AK Transneft OAO	37	48,635
Surgutneftegas OJSC	161,000	76,714

		125,349

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

May 31, 2012

TOTAL PREFERRED STOCKS
(Cost: $1,238,195)	802,199
TOTAL INVESTMENTS IN SECURITIES—98.22%
(Cost: $10,239,682)	7,619,731
Other Assets, Less Liabilities—1.78%	137,975

NET ASSETS—100.00%	$7,757,706

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—92.42%

BRAZIL—6.66%
ALL - America Latina Logistica SA	2,600	$10,767
Amil Participacoes SA	800	7,511
Anhanguera Educacional Participacoes SA	700	8,267
BR Malls Participacoes SA	2,400	26,329
BR Properties SA	1,100	12,448
BRF - Brasil Foods SA	3,900	60,495
CCR SA	5,300	41,119
CETIP SA - Mercados Organizados	1,100	15,818
Cielo SA	1,680	45,245
Companhia Hering SA	900	18,635
Cosan SA Industria e Comercio	700	10,363
Cyrela Brazil Realty SA	1,700	12,702
Diagnosticos da America SA	1,400	9,789
Duratex SA	1,300	6,206
EcoRodovias Infraestrutura e Logistica SA	1,100	8,773
Hypermarcas SA(a)	2,400	13,081
JBS SA(a)	1,400	3,770
Localiza Rent A Car SA	700	11,069
Lojas Renner SA	700	20,115
MMX Mineracao e Metalicos SA(a)	1,400	4,386
MPX Energia SA(a)	300	5,137
MRV Engenharia e Participacoes SA	1,700	7,275
Multiplan Empreendimentos Imobiliarios SA	500	11,835
Multiplus SA	200	4,576
Natura Cosmeticos SA	1,000	21,397
Odontoprev SA	1,500	8,005
OGX Petroleo e Gas Participacoes SA(a)	7,700	39,192
Oi SA	1,400	6,572
Raia Drogasil SA	900	8,294
Redecard SA	1,000	15,319
Souza Cruz SA	2,000	26,684
TIM Participacoes SA	4,900	23,608
Totvs SA	700	12,626
Tractebel Energia SA	700	11,571
Ultrapar Participacoes SA	1,900	38,955
Vale SA	2,900	53,869

		641,803
CHILE—1.54%
AES Gener SA	7,210	3,942
Banco de Credito e Inversiones	82	4,875
CAP SA	155	5,487
Cencosud SA	5,288	28,512
Colbun SA(a)	45,848	12,203
Compania Cervecerias Unidas SA	658	8,509
Empresa Nacional de Electricidad SA	18,922	29,594
Lan Airlines SA	976	24,671
S.A.C.I. Falabella SA	2,819	25,132
Vina Concha y Toro SA	3,158	5,407

		148,332
CHINA—17.97%
Agile Property Holdings Ltd.	4,000	4,644
Agricultural Bank of China Ltd. Class H	126,000	50,979

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

Alibaba.com Ltd.(a)	8,000	13,834
Anhui Conch Cement Co. Ltd. Class H(a)	7,500	23,097
AviChina Industry & Technology Co. Ltd. Class H	12,000	4,670
BBMG Corp. Class H	6,500	5,168
Beijing Capital International Airport Co. Ltd. Class H	12,000	7,561
Beijing Enterprises Holdings Ltd.	3,000	17,221
Belle International Holdings Ltd.	27,000	43,348
Brilliance China Automotive Holdings Ltd.(a)	14,000	13,728
BYD Co. Ltd. Class H(a)(b)	2,500	5,083
China Coal Energy Co. Class H	25,000	23,161
China Communications Construction Co. Ltd. Class H(a)	25,000	23,515
China Communications Services Corp. Ltd. Class H(a)	16,000	7,979
China Gas Holdings Ltd.	18,000	8,906
China Life Insurance Co. Ltd. Class H	44,000	103,298
China Longyuan Power Group Corp. Ltd. Class H	12,000	7,345
China Mengniu Dairy Co. Ltd.	7,000	19,167
China Merchants Bank Co. Ltd. Class H(a)	23,000	44,395
China Minsheng Banking Corp. Ltd. Class H	11,000	10,503
China National Building Material Co. Ltd. Class H	18,000	21,848
China Oilfield Services Ltd. Class H	10,000	13,890
China Overseas Land & Investment Ltd.	24,000	50,159
China Pacific Insurance (Group) Co. Ltd. Class H	10,400	30,955
China Railway Construction Corp. Ltd. Class H	11,500	8,935
China Resources Cement Holdings Ltd.	12,000	8,783
China Resources Enterprise Ltd.	8,000	25,307
China Resources Gas Group Ltd.	4,000	7,618
China Resources Land Ltd.	12,000	22,637
China Resources Power Holdings Co. Ltd.	14,000	25,327
China Shanshui Cement Group Ltd.	10,000	7,976
China Shenhua Energy Co. Ltd. Class H	19,500	68,720
China State Construction International Holdings Ltd.	8,000	7,308
China Taiping Insurance Holdings Co. Ltd.(a)	4,800	8,003
China Unicom (Hong Kong) Ltd.	30,000	41,207
China Yurun Food Group Ltd.	4,000	4,092
China ZhengTong Auto Services Holdings Ltd.(a)(b)	5,500	3,437
CNOOC Ltd.	103,000	186,335
Country Garden Holdings Co. Ltd.(a)	13,638	5,114
CSR Corp Ltd. Class H(a)	11,000	8,462
Dah Chong Hong Holdings Ltd.	5,000	4,755
Daphne International Holdings Ltd.(b)	6,000	6,463
Dongfang Electric Corp. Ltd. Class H	2,000	4,670
Dongfeng Motor Group Co. Ltd. Class H(a)(b)	16,000	27,214
Dongyue Group Ltd.(b)	7,000	4,528
ENN Energy Holdings Ltd.(a)	4,000	15,462
Evergrande Real Estate Group Ltd.(a)	30,000	16,467
Far East Horizon Ltd.(a)	7,000	4,726
Geely Automobile Holdings Ltd.(b)	25,000	9,052
Golden Eagle Retail Group Ltd.	4,000	8,741
GOME Electrical Appliances Holdings Ltd.	60,000	9,432
Great Wall Motor Co. Ltd. Class H	6,000	12,323
Guangzhou Automobile Group Co. Ltd. Class H(a)	14,000	11,870
Haier Electronics Group Co. Ltd.(a)	5,000	5,882
Hengan International Group Co. Ltd.	4,500	43,053
Hengdeli Holdings Ltd.	16,000	4,701
Huabao International Holdings Ltd.	12,000	5,072
Intime Department Store Group Co. Ltd.	5,500	5,719
Kunlun Energy Co. Ltd.	18,000	30,754
Lenovo Group Ltd.	36,000	30,615
Longfor Properties Co. Ltd.	8,000	12,411
Minmetals Resources Ltd.(a)	12,000	5,149
Nine Dragons Paper (Holdings) Ltd.	9,000	5,648
Parkson Retail Group Ltd.	8,500	8,455
PICC Property and Casualty Co. Ltd. Class H	16,000	17,792

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

Ping An Insurance (Group) Co. of China Ltd. Class H	10,000	73,639
Renhe Commercial Holdings Co. Ltd.(b)	2,117	106
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	3,649
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	8,205
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)(b)	3,200	3,888
Sihuan Pharmaceutical Holdings Group Ltd.(b)	14,000	4,798
Sinopharm Group Co. Ltd. Class H(a)	4,800	10,873
Sun Art Retail Group Ltd.	11,500	14,107
Tencent Holdings Ltd.	6,000	164,982
Tingyi (Cayman Islands) Holding Corp.	12,000	28,481
Uni-President China Holdings Ltd.	6,000	5,288
Want Want China Holdings Ltd.	35,000	40,092
Weichai Power Co. Ltd. Class H(a)	2,000	8,826
Wumart Stores Inc. Class H(a)	3,000	6,610
Yingde Gases Group Co. Ltd.(a)	6,000	5,481
Zhaojin Mining Industry Co. Ltd. Class H(b)	5,000	5,889
Zhongsheng Group Holdings Ltd.	3,500	5,637
Zhuzhou CSR Times Electric Co. Ltd. Class H(a)	3,000	8,736
Zijin Mining Group Co. Ltd. Class H(a)	34,000	10,777
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	7,400	10,851
ZTE Corp. Class H	3,600	7,134

		1,732,718
COLOMBIA—1.00%
Bancolombia SA SP ADR	825	48,848
Ecopetrol SA SP ADR	800	47,648

		96,496
CZECH REPUBLIC—0.37%
CEZ AS	1,007	35,453

		35,453
EGYPT—0.36%
Orascom Construction Industries SAE SP GDR	848	34,505

		34,505
HUNGARY—0.25%
MOL Hungarian Oil and Gas PLC(a)	255	15,636
Richter Gedeon Nyrt	55	8,026

		23,662
INDIA—6.30%
Adani Enterprises Ltd.	1,300	6,032
Adani Ports and Special Economic Zone	2,390	5,254
Asian Paints Ltd.	185	13,248
Axis Bank Ltd.	799	13,815
Bajaj Auto Ltd.	496	13,349
Bharti Airtel Ltd.	3,362	18,113
Cipla Ltd.	2,008	11,081
Coal India Ltd.	999	5,721
Dabur India Ltd.	2,683	4,983
Dr. Reddy’s Laboratories Ltd.	606	18,189
Godrej Consumer Products Ltd.	555	5,741
HCL Technologies Ltd.	620	5,565
HDFC Bank Ltd.	8,903	80,251
Hindustan Unilever Ltd.	4,885	37,231
Housing Development Finance Corp. Ltd.	6,239	72,730
Idea Cellular Ltd.(a)	3,908	5,289

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

ITC Ltd.	13,334	54,457
Jaiprakash Associates Ltd.	4,730	5,235
Jindal Steel & Power Ltd.	2,205	17,290
Kotak Mahindra Bank Ltd.	1,629	16,346
LIC Housing Finance Ltd.	1,534	6,475
Lupin Ltd.	910	8,778
Maruti Suzuki India Ltd.	259	5,074
Ranbaxy Laboratories Ltd.(a)	767	7,073
Reliance Power Ltd.(a)	3,510	5,850
Satyam Computer Services Ltd.(a)	3,798	5,096
Shriram Transport Finance Co. Ltd.	740	6,945
Siemens Ltd.	424	5,116
Sun Pharmaceuticals Industries Ltd.	1,843	18,606
Tata Consultancy Services Ltd.	2,754	61,073
Tata Motors Ltd.	8,072	33,491
Titan Industries Ltd.	1,398	5,544
Ultratech Cement Ltd.	297	7,530
United Spirits Ltd.	509	5,109
Wipro Ltd.	1,550	11,316
Zee Entertainment Enterprises Ltd.	2,007	4,723

		607,719
INDONESIA—2.60%
PT Astra International Tbk	6,000	41,042
PT Bank Central Asia Tbk	71,500	53,245
PT Bank Rakyat Indonesia (Persero) Tbk	41,000	24,644
PT Bukit Asam (Persero) Tbk	3,500	5,585
PT Bumi Resources Tbk	92,500	13,973
PT Charoen Pokphand Indonesia Tbk	43,000	12,008
PT Gudang Garam Tbk	2,500	14,388
PT Indo Tambangraya Megah Tbk	1,500	5,394
PT Indocement Tunggal Prakarsa Tbk	8,500	16,096
PT Indosat Tbk	8,500	3,527
PT Jasa Marga (Persero) Tbk	8,000	4,383
PT Kalbe Farma Tbk	26,500	10,924
PT Unilever Indonesia Tbk	6,500	14,210
PT United Tractors Tbk	10,000	24,574
PT XL Axiata Tbk	10,000	6,277

		250,270
MALAYSIA—3.67%
AirAsia Bhd	7,300	8,101
Axiata Group Bhd	14,200	24,042
Berjaya Sports Toto Bhd	3,800	4,996
British American Tobacco (Malaysia) Bhd	500	8,582
Bumi Armada Bhd(a)	6,300	7,945
CIMB Group Holdings Bhd	21,200	50,130
DiGi.Com Bhd	16,000	20,178
Gamuda Bhd	5,800	6,199
Genting Bhd	12,000	37,834
Genting Plantations Bhd	2,000	5,896
Hong Leong Bank Bhd	3,200	12,389
IJM Corp. Bhd	6,600	10,800
IOI Corp. Bhd	5,500	9,104
Kuala Lumpur Kepong Bhd	2,900	20,444
Malaysia Marine and Heavy Engineering Holdings Bhd	2,800	4,396
MMC Corp. Bhd	6,100	5,193
Parkson Holdings Bhd	3,100	4,643
Petronas Chemicals Group Bhd	14,300	30,207
Petronas Dagangan Bhd	1,800	11,747
Petronas Gas Bhd	4,200	22,776

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

Public Bank Bhd Foreign	6,200	26,937
Sapurakencana Petroleum Bhd(a)	9,300	6,480
SP Setia Bhd	3,200	3,935
Telekom Malaysia Bhd	3,500	5,948
UEM Land Holdings Bhd(a)	7,700	4,880

		353,782
MEXICO—4.70%
Alfa SAB de CV Series A	700	8,783
America Movil SAB de CV Series L(b)	115,823	135,984
Arca Continental SAB de CV	2,000	9,922
Coca-Cola FEMSA SAB de CV Series L	2,266	26,269
Compartamos SAB de CV	6,600	6,846
El Puerto de Liverpool SA de CV Series C1	919	6,632
Grupo Bimbo SAB de CV Series A	10,000	21,736
Grupo Elektra SA de CV	288	10,266
Grupo Financiero Banorte SAB de CV Series O	10,346	46,313
Grupo Financiero Inbursa SAB de CV Series O	7,400	15,346
Grupo Televisa SAB CPO	7,400	28,203
Industrias Penoles SAB de CV	810	30,997
Mexichem SAB de CV	4,500	15,658
Minera Frisco SAB de CV Series A1(a)	3,800	14,843
Wal-Mart de Mexico SAB de CV Series V	31,100	75,263

		453,061
PERU—0.78%
Compania de Minas Buenaventura SA SP ADR	572	22,388
Credicorp Ltd.	421	52,528

		74,916
PHILIPPINES—0.91%
Aboitiz Equity Ventures Inc.	11,100	13,268
Ayala Land Inc.	32,800	14,807
DMCI Holdings Inc.	4,000	5,328
Energy Development Corp.	38,700	5,337
International Container Terminal Services Inc.	4,300	7,611
Jollibee Foods Corp.	2,720	6,602
Manila Electric Co.	950	4,913
SM Investments Corp.	1,040	16,829
SM Prime Holdings Inc.	43,500	12,739

		87,434
POLAND—1.27%
Asseco Poland SA	372	5,107
Bank Pekao SA(a)	435	17,219
BRE Bank SA(a)	82	6,232
Cyfrowy Polsat SA(a)	1,267	4,837
Eurocash SA	373	4,032
Kernel Holding SA(a)	277	4,355
Polska Grupa Energetyczna SA	1,410	7,323
Polskie Gornictwo Naftowe i Gazownictwo SA	11,477	12,405
Powszechna Kasa Oszczednosci Bank Polski SA	3,592	32,270
Synthos SA	3,818	5,735
Telekomunikacja Polska SA	4,354	19,619
TVN SA	1,686	3,787

		122,921

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

RUSSIA—5.46%
Federal Grid Co. of Unified Energy System OJSC(a)	1,880,000	9,631
Inter RAO UES OJSC(a)	4,800,000	4,043
LSR Group OJSC SP GDR(c)	993	4,071
Magnit OJSC SP GDR(c)	1,467	36,088
Mobile TeleSystems OJSC SP ADR(a)	2,968	49,388
NovaTek OAO SP GDR(c)	542	51,490
Rosneft Oil Co. OJSC	9,520	59,312
Rostelecom OJSC	7,800	24,567
RusHydro OJSC	700,000	16,686
Sberbank of Russia	51,310	125,207
Severstal OAO	1,170	12,827
Sistema JSFC SP GDR(c)	313	5,346
Surgutneftegas OJSC	17,800	13,197
Tatneft OAO	8,480	41,996
TMK OAO SP GDR(c)	455	5,638
Uralkali OJSC	8,240	56,930
VTB Bank OJSC	6,560,000	10,400

		526,817
SOUTH AFRICA—7.71%
African Rainbow Minerals Ltd.	292	5,737
Anglo American Platinum Ltd.(b)	222	12,346
AngloGold Ashanti Ltd.	2,226	80,212
ArcelorMittal South Africa Ltd.	1,099	6,746
Aspen Pharmacare Holdings Ltd.(a)	1,675	23,002
Barloworld Ltd.	541	5,345
Bidvest Group Ltd.	1,638	34,238
Discovery Holdings Ltd.	1,931	11,214
Exxaro Resources Ltd.	320	7,071
Foschini Group Ltd. (The)	1,145	15,918
Gold Fields Ltd.	1,343	17,913
Harmony Gold Mining Co. Ltd.	944	9,318
Kumba Iron Ore Ltd.	259	15,883
Life Healthcare Group Holdings Ltd.	5,559	18,960
Massmart Holdings Ltd.	659	12,581
Mr. Price Group Ltd.	1,333	16,224
MTN Group Ltd.	9,965	156,506
Naspers Ltd. Class N	2,265	118,760
Netcare Ltd.	5,036	8,947
Northam Platinum Ltd.	1,185	3,599
Pick’n Pay Stores Ltd.	1,404	7,411
Pretoria Portland Cement Co. Ltd.	1,823	5,934
Shoprite Holdings Ltd.	2,420	38,957
SPAR Group Ltd. (The)	1,077	13,814
Steinhoff International Holdings Ltd.(a)	6,621	20,053
Tiger Brands Ltd.	966	27,249
Truworths International Ltd.	2,556	24,550
Woolworths Holdings Ltd.	4,397	25,038

		743,526
SOUTH KOREA—15.58%
AmorePacific Corp.	20	18,369
Celltrion Inc.	636	18,079
Cheil Industries Inc.	137	11,294
CJ CheilJedang Corp.	48	13,665
Daewoo International Corp.	240	5,897
Doosan Heavy Industries & Construction Co. Ltd.	89	4,072
Doosan Infracore Co. Ltd.(a)	240	3,955
E-Mart Co. Ltd.	110	24,605

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

Hankook Tire Co. Ltd.	540	21,733
Honam Petrochemical Corp.	74	15,675
Hyosung Corp.	88	3,937
Hyundai Department Store Co. Ltd.	58	7,126
Hyundai Engineering & Construction Co. Ltd.	399	22,481
Hyundai Glovis Co. Ltd.	80	14,133
Hyundai Hysco Co. Ltd.	200	6,270
Hyundai Marine & Fire Insurance Co. Ltd.	220	5,480
Hyundai Merchant Marine Co. Ltd.(a)	190	4,033
Hyundai Mobis Co. Ltd.	402	94,348
Hyundai Motor Co.	314	64,915
Hyundai Wia Corp.	97	14,341
Kia Motors Corp.	1,486	100,976
Korea Aerospace Industries Ltd.	260	5,474
LG Electronics Inc.	197	11,033
LG Household & Health Care Ltd.	57	28,204
LG Innotek Co. Ltd.(a)	78	5,241
Lotte Confectionery Co. Ltd.	4	5,267
LS Industrial Systems Co. Ltd.	98	4,625
Mando Corp.	76	10,367
NCsoft Corp.	91	18,504
NHN Corp.	245	50,339
OCI Co. Ltd.	83	14,311
ORION Corp.	22	17,932
Samsung C&T Corp.	266	15,325
Samsung Electro-Mechanics Co. Ltd.	356	30,766
Samsung Electronics Co. Ltd.	651	667,961
Samsung Engineering Co. Ltd.	179	28,512
Samsung SDI Co. Ltd.	189	24,501
Samsung Techwin Co. Ltd.	227	14,329
Shinsegae Co. Ltd.	30	5,846
SK C&C Co. Ltd.	143	11,365
SK Hynix Inc.(a)	1,870	36,600
SK Innovation Co. Ltd.	166	19,691

		1,501,577
TAIWAN—11.54%
Advantech Co. Ltd.	2,000	6,835
Airtac International Group	1,000	5,562
Catcher Technology Co. Ltd.	3,000	19,047
Cathay Financial Holding Co. Ltd.	40,000	39,199
Cheng Shin Rubber Industry Co. Ltd.	9,000	21,710
China Airlines Ltd.	11,000	4,422
China Development Financial Holding Corp.	26,000	6,533
China Life Insurance Co. Ltd.	9,000	8,277
Chinatrust Financial Holding Co. Ltd.	24,748	13,805
Clevo Co.	4,000	5,736
CTCI Corp.	3,000	6,121
Delta Electronics Inc.	10,000	27,875
E.Sun Financial Holding Co. Ltd.	21,000	10,553
Far Eastern Department Stores Co. Ltd.	5,000	4,657
Far EasTone Telecommunications Co. Ltd.	8,000	17,797
Formosa Petrochemical Corp.	4,000	10,922
Foxconn Technology Co. Ltd.	4,000	14,406
Giant Manufacturing Co. Ltd.	2,000	9,414
Hiwin Technologies Corp.	1,000	10,017
Hon Hai Precision Industry Co. Ltd.	53,000	155,371
Hotai Motor Co. Ltd.	1,000	6,550
HTC Corp.	3,000	43,219
Kinsus Interconnect Technology Corp.	2,000	5,796
MediaTek Inc.	2,000	17,690
Nan Kang Rubber Tire Co. Ltd.	4,000	5,521

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

Pegatron Corp.	8,000	11,110
Phison Electronics Corp.	1,000	7,371
President Chain Store Corp.	3,000	15,830
Radiant Opto-Electronics Corp.	2,000	9,012
Richtek Technology Corp.	1,000	5,997
Ruentex Industries Ltd.	3,000	4,799
Simplo Technology Co. Ltd.	2,000	14,339
Sino-American Silicon Products Inc.	3,000	5,387
Standard Foods Corp.	2,000	6,091
Synnex Technology International Corp.	8,000	17,877
Taiwan Fertilizer Co. Ltd.	3,000	6,975
Taiwan Glass Industry Corp.	5,000	4,682
Taiwan Mobile Co. Ltd.	7,000	22,162
Taiwan Semiconductor Manufacturing Co. Ltd.	145,000	413,411
TPK Holding Co. Ltd.(a)	1,000	14,909
TSRC Corp.	1,000	2,439
Uni-President Enterprises Co.	22,000	33,094
Wintek Corp.	8,000	4,784
Yuanta Financial Holding Co. Ltd.(a)	47,000	20,707
Yulon Motor Co. Ltd.	5,000	8,661
Zhen Ding Technology Holding Ltd.(a)	2,000	6,252

		1,112,924
THAILAND—2.23%
Bank of Ayudhya PCL NVDR	11,500	10,211
Banpu PCL NVDR	400	5,658
BEC World PCL NVDR	5,400	9,165
Charoen Pokphand Foods PCL NVDR	18,000	21,499
CP All PCL NVDR	26,600	28,636
Indorama Ventures PCL NVDR	8,600	7,569
Kasikornbank PCL Foreign	7,000	34,543
Kasikornbank PCL NVDR	3,400	16,565
PTT Exploration & Production PCL NVDR	6,300	31,089
Siam Cement PCL Foreign	1,300	16,222
Siam Commercial Bank PCL NVDR	7,600	33,563

		214,720
TURKEY—1.52%
Akbank TAS	3,803	11,632
Anadolu Efes Biracilik ve Malt Sanayii AS	1,235	14,248
BIM Birlesik Magazalar AS	610	24,712
Coca-Cola Icecek AS	396	5,227
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,227	4,650
Koza Altin Isletmeleri AS	306	5,172
TAV Havalimanlari Holding AS	1,162	5,624
Turk Hava Yollari AO(a)	1,891	2,557
Turkcell Iletisim Hizmetleri AS(a)	2,339	10,216
Turkiye Garanti Bankasi AS	13,510	43,350
Turkiye Halk Bankasi AS	1,829	11,237
Turkiye Vakiflar Bankasi TAO Class D	2,409	3,839
Yapi ve Kredi Bankasi AS(a)	2,669	4,168

		146,632

TOTAL COMMON STOCKS
(Cost: $9,759,119)		8,909,268

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

PREFERRED STOCKS—7.19%

BRAZIL—6.81%
Banco Bradesco SA	11,200	163,823
Banco do Estado do Rio Grande do Sul SA Class B	1,000	7,907
Braskem SA Class A	800	4,447
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	600	22,652
Companhia de Bebidas das Americas	4,400	167,638
Companhia Energetica de Minas Gerais	2,875	49,980
Companhia Energetica de Sao Paulo Class B	1,000	17,192
Itau Unibanco Holding SA	8,800	127,413
Klabin SA	2,300	9,661
Lojas Americanas SA	2,429	14,583
Vale SA Class A	3,900	70,767

		656,063
CHILE—0.30%
Sociedad Quimica y Minera de Chile SA Series B	563	29,065

		29,065
RUSSIA—0.08%
AK Transneft OAO	3	3,944
Sberbank of Russia	2,200	4,002

		7,946

TOTAL PREFERRED STOCKS
(Cost: $841,848)		693,074

RIGHTS—0.00%

PHILIPPINES—0.00%
Ayala Land Inc.(a)(d)	32,800	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—1.10%

MONEY MARKET FUNDS—1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(f)(g)	98,670	98,670

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

May 31, 2012

BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(e)(f)(g)	7,179	7,179

		105,849

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,849)		105,849

TOTAL INVESTMENTS IN SECURITIES—100.71%
(Cost: $10,706,816)		9,708,191
Other Assets, Less Liabilities—(0.71)%		(68,493)

NET ASSETS—100.00%		$9,639,698

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—91.62%

BRAZIL—6.20%
ALL - America Latina Logistica SA	4,486,500	$18,578,741
Amil Participacoes SA	1,351,000	12,684,506
Anhanguera Educacional Participacoes SA	1,161,600	13,718,894
Banco do Brasil SA	6,173,374	61,012,270
Banco Santander (Brasil) SA Units	7,360,380	59,286,040
BM&F Bovespa SA	19,754,500	93,225,348
BR Malls Participacoes SA	4,109,700	45,084,545
BR Properties SA	971,800	10,997,070
BRF - Brasil Foods SA	6,501,585	100,849,827
CCR SA	9,029,900	70,056,299
CCX Carvao da Colombia SA(a)	61,700	181,107
Centrais Eletricas Brasileiras SA	2,624,637	17,210,947
CETIP SA - Mercados Organizados	1,960,238	28,188,138
Cielo SA	3,047,952	82,086,025
Companhia de Saneamento Basico do Estado de Sao Paulo	1,351,508	47,424,497
Companhia de Saneamento de Minas Gerais SA	232,800	4,946,705
Companhia Hering SA	1,341,900	27,784,256
Companhia Siderurgica Nacional SA	7,248,728	46,530,268
Cosan SA Industria e Comercio	1,232,900	18,253,000
CPFL Energia SA	2,122,636	25,887,212
Cyrela Brazil Realty SA	3,223,700	24,086,351
Diagnosticos da America SA	2,368,900	16,564,097
Duratex SA	3,151,680	15,044,711
EcoRodovias Infraestrutura e Logistica SA	1,882,800	15,016,624
EDP Energias do Brasil SA	2,691,600	17,157,928
Embraer SA	5,553,800	39,382,813
Fibria Celulose SA(a)	2,526,661	16,506,045
HRT Participacoes em Petroleo SA(a)	3,071,500	10,245,163
Hypermarcas SA(a)	2,842,800	15,494,816
JBS SA(a)	5,722,865	15,412,554
Light SA	719,800	8,429,946
Localiza Rent A Car SA	1,132,500	17,908,235
Lojas Renner SA	1,234,500	35,473,612
MMX Mineracao e Metalicos SA(a)	2,829,500	8,864,690
MPX Energia SA(a)	206,900	3,542,651
MRV Engenharia e Participacoes SA	2,878,400	12,317,814
Multiplan Empreendimentos Imobiliarios SA	622,400	14,732,271
Multiplus SA	187,200	4,283,033
Natura Cosmeticos SA	1,767,900	37,827,722
Obrascon Huarte Lain Brasil SA	1,203,700	9,695,506
Odontoprev SA	3,220,800	17,189,059
OGX Petroleo e Gas Participacoes SA(a)	13,348,800	67,942,895
Oi SA	1,306,109	6,131,512
PDG Realty SA Empreendimentos e Participacoes	11,244,200	18,669,489
Petroleo Brasileiro SA	30,279,174	296,260,542
Porto Seguro SA	876,100	7,745,128
Raia Drogasil SA	1,304,900	12,025,985
Redecard SA	3,358,700	51,451,437
Souza Cruz SA	3,789,300	50,557,705
Sul America SA Units	1,151,271	7,981,783
TIM Participacoes SA	8,680,876	41,824,694
Totvs SA	1,117,600	20,157,834
Tractebel Energia SA	1,390,800	22,989,282
Ultrapar Participacoes SA	3,223,800	66,096,144
Vale SA	11,702,648	217,380,742

		2,026,376,508

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

CHILE—1.84%
AES Gener SA	10,612,417	5,802,446
Aguas Andinas SA	9,819,849	5,653,790
Banco de Chile	201,575,866	27,725,631
Banco de Credito e Inversiones	231,056	13,737,374
Banco Santander (Chile) SA SP ADR	1,173,236	87,335,688
CAP SA	409,299	14,488,328
Cencosud SA	7,248,072	39,079,890
Colbun SA(a)	45,472,199	12,102,930
Compania Cervecerias Unidas SA	403,180	5,213,976
CorpBanca SA	898,789,299	10,741,986
E.CL SA	5,663,415	12,995,898
Empresa Nacional de Electricidad SA	20,567,272	32,167,632
Empresa Nacional de Electricidad SA SP ADR	247,458	11,719,611
Empresa Nacional de Telecomunicaciones SA	650,289	11,456,871
Empresas CMPC SA	7,307,807	26,979,326
Empresas Copec SA	3,095,938	41,289,476
Enersis SA SP ADR	4,550,207	78,263,561
LAN Airlines SA SP ADR(b)	2,466,542	61,860,873
S.A.C.I. Falabella SA	3,217,034	28,680,613
Sociedad Quimica y Minera de Chile SA Series B SP ADR	1,372,230	71,314,793
Vina Concha y Toro SA	783,681	1,341,669

		599,952,362
CHINA—18.31%
Agile Property Holdings Ltd.(b)	18,776,000	21,798,097
Agricultural Bank of China Ltd. Class H	192,385,000	77,837,982
Air China Ltd. Class H(a)	22,078,000	13,484,312
Alibaba.com Ltd.(a)(b)	13,062,500	22,587,571
Aluminum Corp. of China Ltd. Class H(a)(b)	33,582,000	14,539,067
Angang Steel Co. Ltd. Class H(a)(b)	18,591,320	10,660,092
Anhui Conch Cement Co. Ltd. Class H(a)(b)	13,187,000	40,610,152
Anta Sports Products Ltd.(b)	8,787,402	7,201,257
AviChina Industry & Technology Co. Ltd. Class H	18,308,000	7,124,240
Bank of China Ltd. Class H	716,680,000	276,113,209
Bank of Communications Co. Ltd. Class H	76,050,600	49,388,279
BBMG Corp. Class H(b)	10,284,500	8,176,342
Beijing Capital International Airport Co. Ltd. Class H	26,770,000	16,867,392
Beijing Enterprises Holdings Ltd.(b)	5,964,500	34,238,321
Belle International Holdings Ltd.(b)	40,901,000	65,666,320
Bosideng International Holdings Ltd.	20,254,000	4,671,481
Brilliance China Automotive Holdings Ltd.(a)(b)	21,376,000	20,960,508
BYD Co. Ltd. Class H(a)(b)	3,434,000	6,982,292
China Agri-Industries Holdings Ltd.(b)	22,289,000	16,054,364
China BlueChemical Ltd. Class H(a)	6,948,000	4,798,608
China CITIC Bank Corp. Ltd. Class H	64,274,800	33,293,350
China Coal Energy Co. Class H	39,149,000	36,269,392
China Communications Construction Co. Ltd. Class H(a)	45,395,000	42,699,382
China Communications Services Corp. Ltd. Class H(a)	6,932,000	3,456,688
China Construction Bank Corp. Class H	697,528,760	483,543,005
China COSCO Holdings Co. Ltd. Class H(b)	25,272,500	12,113,841
China Everbright Ltd.(b)	17,764,023	23,713,289
China Gas Holdings Ltd.(b)	33,094,000	16,374,619
China International Marine Containers (Group) Co. Ltd. Class B	196,600	258,389
China Life Insurance Co. Ltd. Class H	76,622,000	179,884,013
China Longyuan Power Group Corp. Ltd. Class H	13,730,000	8,403,397
China Mengniu Dairy Co. Ltd.(b)	13,588,000	37,205,332
China Merchants Bank Co. Ltd. Class H(a)	39,292,042	75,841,537
China Merchants Holdings (International) Co. Ltd.(b)	11,440,000	34,714,239
China Minsheng Banking Corp. Ltd. Class H(b)	52,083,200	49,728,639
China Mobile Ltd.	61,045,000	617,462,327

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

China Molybdenum Co. Ltd. Class H(a)(b)	1,021,773	394,972
China National Building Material Co. Ltd. Class H(b)	32,706,000	39,698,038
China Oilfield Services Ltd. Class H	11,650,000	16,182,119
China Overseas Land & Investment Ltd.	44,048,960	92,061,325
China Pacific Insurance (Group) Co. Ltd. Class H	13,071,400	38,906,736
China Petroleum & Chemical Corp. Class H	167,954,000	149,540,597
China Railway Construction Corp. Ltd. Class H	18,667,000	14,503,825
China Railway Group Ltd. Class H	35,639,000	13,776,455
China Resources Cement Holdings Ltd.(b)	22,754,000	16,653,166
China Resources Enterprise Ltd.(b)	15,658,000	49,531,160
China Resources Gas Group Ltd.	6,006,000	11,438,010
China Resources Land Ltd.(b)	25,316,000	47,755,882
China Resources Power Holdings Co. Ltd.	19,578,999	35,419,979
China Rongsheng Heavy Industries Group Holdings Ltd.(b)	16,993,000	4,663,805
China Shanshui Cement Group Ltd.(b)	18,777,000	14,976,405
China Shenhua Energy Co. Ltd. Class H	33,856,500	119,313,642
China Shipping Container Lines Co. Ltd. Class H(a)(b)	56,648,000	14,233,441
China Shipping Development Co. Ltd. Class H	19,972,000	10,808,404
China Southern Airlines Co. Ltd. Class H(a)(b)	11,852,000	5,054,874
China State Construction International Holdings Ltd.	14,454,000	13,204,592
China Taiping Insurance Holdings Co. Ltd.(a)(b)	5,607,200	9,349,126
China Telecom Corp. Ltd. Class H(a)	128,868,000	59,113,381
China Unicom (Hong Kong) Ltd.	54,962,000	75,493,653
China Vanke Co. Ltd. Class B(a)	1,949,373	2,551,992
China Yurun Food Group Ltd.(b)	14,471,000	14,805,046
China ZhengTong Auto Services Holdings Ltd.(a)(b)	8,908,500	5,567,203
China Zhongwang Holdings Ltd.(a)	1,080,800	421,967
Chongqing Rural Commercial Bank Co. Ltd. Class H(b)	22,961,000	9,792,859
CITIC Pacific Ltd.(b)	16,415,000	25,296,636
CITIC Securities Co. Ltd. Class H(a)	385,500	786,811
CNOOC Ltd.	184,506,000	333,786,150
COSCO Pacific Ltd.	12,696,000	15,573,799
Country Garden Holdings Co. Ltd.(a)(b)	30,900,381	11,586,374
CSG Holding Co. Ltd. Class B	2,702,800	1,950,261
CSR Corp Ltd. Class H(a)(b)	14,836,000	11,412,528
Dah Chong Hong Holdings Ltd.(b)	8,283,000	7,876,526
Daphne International Holdings Ltd.(b)	9,094,000	9,796,071
Datang International Power Generation Co. Ltd. Class H(a)(b)	26,766,000	9,242,915
Dongfang Electric Corp. Ltd. Class H	6,299,200	14,707,346
Dongfeng Motor Group Co. Ltd. Class H(a)	25,988,000	44,201,550
Dongyue Group Ltd.(b)	5,771,000	3,732,893
ENN Energy Holdings Ltd.(a)	8,176,000	31,604,786
Evergrande Real Estate Group Ltd.(a)(b)	60,059,388	32,967,135
Far East Horizon Ltd.(a)	11,475,000	7,747,734
Fosun International Ltd.(b)	12,266,000	6,717,112
Franshion Properties (China) Ltd.(b)	22,952,000	6,742,890
GCL-Poly Energy Holdings Ltd.(b)	82,968,000	19,991,388
Geely Automobile Holdings Ltd.(b)	31,320,000	11,340,150
Golden Eagle Retail Group Ltd.(b)	6,193,000	13,533,734
GOME Electrical Appliances Holdings Ltd.(b)	94,039,200	14,782,894
Great Wall Motor Co. Ltd. Class H(b)	9,909,500	20,353,109
Guangdong Investment Ltd.(b)	28,982,110	19,194,811
Guangzhou Automobile Group Co. Ltd. Class H(a)	25,562,742	21,673,250
Guangzhou R&F Properties Co. Ltd. Class H(b)	14,704,400	19,363,725
Haier Electronics Group Co. Ltd.(a)	8,272,000	9,731,326
Hengan International Group Co. Ltd.(b)	7,157,000	68,472,815
Hengdeli Holdings Ltd.(b)	19,435,329	5,709,755
Huabao International Holdings Ltd.(b)	14,383,000	6,078,747
Huaneng Power International Inc. Class H(a)	38,692,000	24,578,694
Industrial and Commercial Bank of China Ltd. Class H	629,840,085	383,056,650
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,257,232	22,222,751
Intime Department Store Group Co. Ltd.(b)	9,689,000	10,074,957
Jiangsu Expressway Co. Ltd. Class H(a)	9,988,000	9,510,726

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Jiangxi Copper Co. Ltd. Class H	16,471,000	34,636,247
Kingboard Chemical Holdings Co. Ltd.	4,329,000	9,348,723
Kunlun Energy Co. Ltd.(b)	28,578,000	48,827,677
Lee & Man Paper Manufacturing Ltd.(b)	11,617,000	5,104,334
Lenovo Group Ltd.(b)	62,804,000	53,409,923
Longfor Properties Co. Ltd.(b)	17,483,500	27,123,490
Lonking Holdings Ltd.(b)	17,367,000	5,393,027
Metallurgical Corp. of China Ltd. Class H(a)(b)	3,494,000	769,856
Minmetals Resources Ltd.(a)	16,080,000	6,899,553
Nine Dragons Paper (Holdings) Ltd.(b)	18,288,000	11,475,877
Parkson Retail Group Ltd.(b)	8,712,000	8,666,143
PetroChina Co. Ltd. Class H	212,742,000	269,187,839
PICC Property and Casualty Co. Ltd. Class H	30,075,200	33,443,370
Ping An Insurance (Group) Co. of China Ltd. Class H	18,063,000	133,013,839
Poly (Hong Kong) Investments Ltd.(a)(b)	26,011,458	12,635,626
Renhe Commercial Holdings Co. Ltd.(b)	6,346,939	318,948
Sany Heavy Equipment International Holdings Co. Ltd.(b)	9,550,000	5,808,127
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	10,988,000	11,269,961
Shanghai Electric Group Co. Ltd. Class H	10,076,000	4,531,107
Shanghai Industrial Holdings Ltd.(b)	6,715,000	18,775,714
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)(b)	4,962,900	6,030,286
Shimao Property Holdings Ltd.(b)	19,065,500	25,548,902
Shougang Fushan Resources Group Ltd.(b)	16,614,000	5,501,714
Shui On Land Ltd.(b)	52,226,450	20,659,490
Sihuan Pharmaceutical Holdings Group Ltd.(b)	15,879,000	5,442,463
Sino-Ocean Land Holdings Ltd.(b)	51,442,000	21,144,589
Sinopec Shanghai Petrochemical Co. Ltd. Class H	31,874,000	9,158,664
Sinopharm Group Co. Ltd. Class H(a)	9,034,800	20,465,772
SOHO China Ltd.(b)	28,808,500	19,525,272
Sun Art Retail Group Ltd.(b)	19,325,500	23,706,006
Tencent Holdings Ltd.(b)	10,409,400	286,227,148
Tingyi (Cayman Islands) Holding Corp.(b)	19,126,000	45,394,631
Tsingtao Brewery Co. Ltd. Class H(a)(b)	3,956,000	24,798,753
Uni-President China Holdings Ltd.	875,000	771,178
Want Want China Holdings Ltd.(b)	64,022,000	73,336,758
Weichai Power Co. Ltd. Class H(a)(b)	3,048,000	13,451,362
Wumart Stores Inc. Class H(a)	1,987,750	4,379,743
Yanzhou Coal Mining Co. Ltd. Class H(a)	22,110,800	37,208,173
Yingde Gases Group Co. Ltd.(a)(b)	9,140,500	8,350,393
Yuexiu Property Co. Ltd.(b)	51,562,000	12,424,018
Zhaojin Mining Industry Co. Ltd. Class H	9,909,000	11,669,889
Zhejiang Expressway Co. Ltd. Class H	29,548,000	20,331,062
Zhongsheng Group Holdings Ltd.(b)	5,799,500	9,340,955
Zhuzhou CSR Times Electric Co. Ltd. Class H(a)	4,790,000	13,948,730
Zijin Mining Group Co. Ltd. Class H(a)(b)	68,334,000	21,660,210
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H(b)	9,549,240	14,002,377
ZTE Corp. Class H(b)	6,234,800	12,355,763

		5,982,806,660
COLOMBIA—1.16%
Almacenes Exito SA	1,600,107	25,683,257
Bancolombia SA	158,556	2,348,147
Bancolombia SA SP ADR	1,961,406	116,134,849
Cementos Argos SA	1,696,681	10,346,461
Corporacion Financiera Colombiana SA	921,870	16,362,923
Ecopetrol SA	48,325,512	143,399,145
Grupo de Inversiones Suramericana SA	1,777,414	30,464,701
Interconexion Electrica SA ESP	2,120,210	13,183,131
Inversiones Argos SA	1,456,889	13,564,262
Isagen SA ESP	4,801,804	6,666,812

		378,153,688

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

CZECH REPUBLIC—0.35%
CEZ AS	2,213,157	77,917,985
Komercni Banka AS	205,521	30,517,998
Telefonica O2 Czech Republic AS	278,781	5,074,403

		113,510,386
EGYPT—0.33%
Orascom Construction Industries SAE SP GDR(b)	1,681,774	68,431,384
Orascom Telecom Holding SAE SP GDR(a)(c)	11,376,859	28,294,248
Orascom Telecom Media and Technology Holding SAE SP GDR(a)(c)	11,411,695	11,868,163

		108,593,795
HUNGARY—0.32%
Magyar Telekom Telecommunications PLC	3,450,984	5,995,410
MOL Hungarian Oil and Gas PLC(a)	538,709	33,031,819
OTP Bank Nyrt	2,355,182	32,136,443
Richter Gedeon Nyrt	218,746	31,922,385

		103,086,057
INDIA—6.24%
ACC Ltd.	559,144	11,360,109
Adani Enterprises Ltd.	1,706,669	7,918,312
Adani Ports and Special Economic Zone	2,510,659	5,519,136
Aditya Birla Nuvo Ltd.	94,948	1,269,665
Ambuja Cements Ltd.	5,574,533	15,013,990
Asian Paints Ltd.	219,346	15,707,802
Axis Bank Ltd.	1,547,567	26,757,070
Axis Bank Ltd. SP GDR(c)	1,013,480	17,421,721
Bajaj Auto Ltd.	673,315	18,121,325
Bank of Baroda	637,734	7,821,561
Bank of India	880,637	5,345,059
Bharat Heavy Electricals Ltd.	4,737,420	17,892,655
Bharat Petroleum Corp. Ltd.	707,824	8,793,365
Bharti Airtel Ltd.	5,761,379	31,039,580
Cairn India Ltd.(a)	1,707,116	10,156,212
Canara Bank Ltd.	724,546	5,187,908
Cipla Ltd.	2,708,440	14,946,277
Coal India Ltd.	5,247,400	30,050,551
Dabur India Ltd.	1,802,353	3,347,468
DLF Ltd.	3,708,946	12,191,986
Dr. Reddy’s Laboratories Ltd.	253,470	7,608,049
Dr. Reddy’s Laboratories Ltd. SP ADR	1,214,888	35,754,154
GAIL (India) Ltd.	3,255,618	18,620,923
GMR Infrastructure Ltd.(a)	3,854,560	1,413,951
Godrej Consumer Products Ltd.	710,321	7,347,014
HCL Technologies Ltd.	1,227,168	11,014,629
HDFC Bank Ltd.	6,468,679	58,308,246
HDFC Bank Ltd. SP ADR(a)	2,661,654	74,419,846
Hero Motocorp Ltd.	592,610	19,312,390
Hindalco Industries Ltd.	8,808,734	18,297,446
Hindustan Unilever Ltd.	8,115,298	61,850,110
Housing Development Finance Corp. Ltd.	10,867,485	126,686,534
ICICI Bank Ltd.	1,964,010	27,392,794
ICICI Bank Ltd. SP ADR	1,638,704	46,129,518
Idea Cellular Ltd.(a)	6,683,440	9,044,944
Infosys Ltd.	3,635,406	157,266,146
Infosys Ltd. SP ADR	834,060	35,113,926
Infrastructure Development Finance Co. Ltd.	7,743,251	17,283,827
ITC Ltd.	20,679,847	84,457,515

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Jaiprakash Associates Ltd.	6,924,937	7,663,889
Jindal Steel & Power Ltd.	3,066,822	24,047,991
JSW Steel Ltd.	643,700	7,206,414
Kotak Mahindra Bank Ltd.	2,058,232	20,652,873
Larsen & Toubro Ltd.	775,152	16,185,607
Larsen & Toubro Ltd. SP GDR(c)	1,665,709	33,713,950
LIC Housing Finance Ltd.	3,083,419	13,015,616
Lupin Ltd.	1,175,221	11,336,281
Mahanagar Telephone Nigam Ltd. SP ADR(a)	1,151,781	944,345
Mahindra & Mahindra Ltd.	2,679,181	31,134,462
Maruti Suzuki India Ltd.	325,870	6,384,516
NTPC Ltd.	3,985,496	10,418,391
Oil & Natural Gas Corp. Ltd.	7,200,747	32,466,352
Piramal Healthcare Ltd.	208,287	1,626,202
Power Finance Corp. Ltd.	2,669,962	7,079,328
Power Grid Corp. of India Ltd.	8,516,353	16,097,776
Ranbaxy Laboratories Ltd.(a)	941,613	8,682,977
Reliance Capital Ltd.	790,619	4,341,136
Reliance Communications Ltd.	2,901,485	3,335,100
Reliance Industries Ltd.	9,710,356	122,007,340
Reliance Industries Ltd. SP GDR(d)	3,430,407	83,084,458
Reliance Infrastructure Ltd.	818,485	6,542,633
Reliance Power Ltd.(a)	4,361,298	7,269,154
Rural Electrification Corp. Ltd.	1,438,018	4,214,891
Satyam Computer Services Ltd.(a)	4,883,275	6,552,193
Sesa Goa Ltd.	2,181,130	7,268,815
Shriram Transport Finance Co. Ltd.	791,577	7,429,117
Siemens Ltd.	316,101	3,813,814
State Bank of India	1,072,293	39,259,013
State Bank of India SP GDR	179,170	12,971,908
Sterlite Industries (India) Ltd.	3,240,667	5,427,320
Sterlite Industries (India) Ltd. SP ADR(b)	4,868,110	32,470,294
Sun Pharmaceuticals Industries Ltd.	2,677,836	27,034,664
Suzlon Energy Ltd.(a)	3,793	1,209
Tata Communications Ltd. SP ADR	4,944,187	37,575,821
Tata Consultancy Services Ltd.	4,666,313	103,480,263
Tata Motors Ltd.	7,307,137	30,317,641
Tata Motors Ltd. SP ADR	1,691,965	35,175,952
Tata Power Co. Ltd.	7,414,617	12,345,042
Tata Steel Ltd.	2,411,409	17,332,774
Titan Industries Ltd.	2,158,561	8,560,059
Ultratech Cement Ltd.	480,160	12,174,257
Unitech Ltd.(a)	9,507,632	3,614,619
United Phosphorus Ltd.	785,908	1,549,914
United Spirits Ltd.	697,710	7,003,501
Wipro Ltd. SP ADR	6,934,121	59,633,441
Zee Entertainment Enterprises Ltd.	2,754,635	6,482,215

		2,040,109,242
INDONESIA—2.71%
PT Adaro Energy Tbk	108,265,500	16,930,881
PT Astra Agro Lestari Tbk	4,072,000	8,858,766
PT Astra International Tbk	21,103,000	144,353,500
PT Bank Central Asia Tbk	137,362,500	102,291,223
PT Bank Danamon Indonesia Tbk	36,963,716	20,841,244
PT Bank Mandiri (Persero) Tbk	95,291,900	69,948,310
PT Bank Negara Indonesia (Persero) Tbk	72,338,776	28,473,774
PT Bank Rakyat Indonesia (Persero) Tbk	118,240,622	71,070,161
PT Bukit Asam (Persero) Tbk	4,701,500	7,502,394
PT Bumi Resources Tbk	169,314,500	25,577,297
PT Charoen Pokphand Indonesia Tbk	82,556,445	23,054,326
PT Gudang Garam Tbk	6,186,000	35,602,404

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

PT Indo Tambangraya Megah Tbk	3,651,500	13,129,862
PT Indocement Tunggal Prakarsa Tbk	9,131,000	17,290,617
PT Indofood Sukses Makmur Tbk	47,273,500	23,762,477
PT Indosat Tbk	2,266,560	940,381
PT Jasa Marga (Persero) Tbk	16,079,000	8,809,239
PT Kalbe Farma Tbk	31,199,903	12,861,662
PT Perusahaan Gas Negara (Persero) Tbk	131,247,000	51,661,053
PT Semen Gresik (Persero) Tbk	24,439,000	28,468,835
PT Telekomunikasi Indonesia (Persero) Tbk	95,955,500	79,622,649
PT Unilever Indonesia Tbk	8,418,000	18,403,181
PT United Tractors Tbk	24,670,653	60,626,818
PT Vale Indonesia Tbk	15,334,500	4,078,325
PT XL Axiata Tbk	17,256,500	10,831,208

		884,990,587
MALAYSIA—3.64%
AirAsia Bhd	15,604,400	17,317,723
Alliance Financial Group Bhd	7,371,100	9,528,339
AMMB Holdings Bhd	25,553,575	50,031,592
Axiata Group Bhd	25,311,500	42,854,183
Berjaya Corp. Bhd	11,001,700	2,792,266
Berjaya Sports Toto Bhd	14,239,000	18,720,463
British American Tobacco (Malaysia) Bhd	1,497,100	25,696,264
Bumi Armada Bhd(a)	8,964,100	11,304,926
CIMB Group Holdings Bhd	41,263,300	97,572,239
DiGi.Com Bhd	22,089,400	27,857,681
Gamuda Bhd	31,273,900	33,425,876
Genting Bhd	23,431,500	73,875,621
Genting Malaysia Bhd	45,960,600	53,470,360
Genting Plantations Bhd	4,027,400	11,872,370
Hong Leong Bank Bhd	2,941,000	11,386,610
Hong Leong Financial Group Bhd	690,100	2,610,925
IJM Corp. Bhd	18,723,720	30,638,009
IOI Corp. Bhd	37,644,720	62,310,958
Kuala Lumpur Kepong Bhd	5,807,500	40,941,341
Lafarge Malayan Cement Bhd	3,584,300	7,944,393
Malayan Banking Bhd	29,370,200	81,024,434
Malaysia Airports Holdings Bhd	4,463,700	8,162,516
Malaysia Marine and Heavy Engineering Holdings Bhd	4,868,900	7,644,714
Maxis Communications Bhd	17,201,700	33,570,907
MISC Bhd	7,246,600	9,207,472
MMC Corp. Bhd	12,601,800	10,727,472
Parkson Holdings Bhd	7,370,310	11,037,746
Petronas Chemicals Group Bhd	18,126,500	38,290,392
Petronas Dagangan Bhd	1,136,800	7,419,172
Petronas Gas Bhd	4,013,500	21,764,704
PPB Group Bhd	5,072,400	27,187,136
Public Bank Bhd Foreign	6,454,500	28,042,251
RHB Capital Bhd	3,467,900	8,123,748
Sapurakencana Petroleum Bhd(a)	13,524,600	9,423,620
Sime Darby Bhd	29,033,473	88,608,503
SP Setia Bhd	2,239,300	2,753,455
Telekom Malaysia Bhd	12,924,400	21,963,432
Tenaga Nasional Bhd	35,962,050	75,626,034
UEM Land Holdings Bhd(a)	10,211,200	6,471,037
UMW Holdings Bhd	7,804,300	19,659,922
YTL Corp. Bhd	40,029,340	23,221,876
YTL Power International Bhd	34,510,860	18,061,962

		1,190,144,644

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

MEXICO—4.59%
Alfa SAB de CV Series A	4,579,945	57,467,100
America Movil SAB de CV Series L	408,117,665	479,156,455
Arca Continental SAB de CV	5,350,058	26,540,602
Cemex SAB de CV CPO(a)(b)	102,115,002	57,164,956
Coca-Cola FEMSA SAB de CV Series L	1,183,887	13,724,406
Compartamos SAB de CV(b)	10,232,600	10,613,797
El Puerto de Liverpool SA de CV Series C1(b)	1,998,400	14,422,047
Fomento Economico Mexicano SAB de CV BD Units	22,491,747	177,107,416
Grupo Aeroportuario del Pacifico SAB de CV Series B	130,500	462,470
Grupo Bimbo SAB de CV Series A	5,318,381	11,560,164
Grupo Carso SAB de CV Series A1	1,505,941	4,225,713
Grupo Elektra SA de CV(b)	317,006	11,300,321
Grupo Financiero Banorte SAB de CV Series O	16,213,807	72,579,203
Grupo Financiero Inbursa SAB de CV Series O(b)	11,848,755	24,572,047
Grupo Mexico SAB de CV Series B	39,814,388	104,883,676
Grupo Modelo SAB de CV Series C	9,301,998	64,617,860
Grupo Televisa SAB CPO	27,868,300	106,210,897
Industrias Penoles SAB de CV	1,402,073	53,653,664
Kimberly-Clark de Mexico SAB de CV Series A	27,869,247	48,613,563
Mexichem SAB de CV	2,033,886	7,077,139
Minera Frisco SAB de CV Series A1(a)	2,246,903	8,776,634
Urbi Desarrollos Urbanos SAB de CV(a)(b)	1,352,720	1,163,281
Wal-Mart de Mexico SAB de CV Series V	59,287,800	143,477,941

		1,499,371,352
PERU—0.71%
Compania de Minas Buenaventura SA SP ADR	2,334,362	91,366,929
Credicorp Ltd.	652,425	81,403,067
Southern Copper Corp.	2,076,298	59,070,678

		231,840,674
PHILIPPINES—0.95%
Aboitiz Equity Ventures Inc.	19,454,900	23,253,759
Aboitiz Power Corp.	3,755,964	3,051,910
Alliance Global Group Inc.	5,336,180	1,528,303
Ayala Corp.	3,145,916	31,961,726
Ayala Land Inc.	49,198,100	22,210,107
Bank of the Philippine Islands	14,409,634	22,191,598
BDO Unibank Inc.	350	567
DMCI Holdings Inc.	1,198,000	1,595,773
Energy Development Corp.	7,000	965
Globe Telecom Inc.	628,770	16,331,688
International Container Terminal Services Inc.	7,477,200	13,233,982
Jollibee Foods Corp.	14,319,919	34,758,843
Manila Electric Co.	4,206,635	21,755,956
Metropolitan Bank & Trust Co.	252,835	522,466
Philippine Long Distance Telephone Co.	461,405	24,817,554
San Miguel Corp.	4,625,959	12,440,805
SM Investments Corp.	2,399,421	38,827,546
SM Prime Holdings Inc.	102,558,125	30,033,111
Universal Robina Corp.	7,947,800	11,874,658

		310,391,317
POLAND—1.24%
Asseco Poland SA	590,274	8,103,538
Bank Handlowy w Warszawie SA	324,202	6,571,508
Bank Millennium SA(a)	4,203,772	4,012,641
Bank Pekao SA(a)	1,230,960	48,727,624

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

BRE Bank SA(a)(b)	144,239	10,961,832
Cyfrowy Polsat SA(a)	2,343,674	8,948,460
ENEA SA	1,145,206	5,144,176
Eurocash SA	503,180	5,438,715
Grupa Lotos SA(a)(b)	638,166	4,174,474
Jastrzebska Spolka Weglowa SA(a)	439,597	11,107,323
Kernel Holding SA(a)	438,584	6,895,297
KGHM Polska Miedz SA	1,410,163	50,674,733
Polska Grupa Energetyczna SA	4,682,017	24,317,386
Polski Koncern Naftowy Orlen SA(a)	3,321,391	31,004,436
Polskie Gornictwo Naftowe i Gazownictwo SA	17,905,122	19,353,085
Powszechna Kasa Oszczednosci Bank Polski SA	6,688,727	60,090,474
Powszechny Zaklad Ubezpieczen SA	503,775	41,863,979
Synthos SA	6,041,799	9,074,699
Tauron Polska Energia SA	11,030,498	13,285,093
Telekomunikacja Polska SA	7,480,878	33,708,528
TVN SA	1,445,972	3,247,596

		406,705,597
RUSSIA—5.48%
Federal Grid Co. of Unified Energy System OJSC(a)	2,145,738,500	10,992,529
Gazprom OAO	107,162,847	470,659,589
IDGC Holding JSC(a)	174,081,700	7,800,117
Inter RAO UES OJSC(a)	8,265,141,700	6,962,354
LSR Group OJSC SP GDR(c)	1,829,451	7,500,749
LUKOIL OAO	4,847,580	249,063,532
Magnit OJSC SP GDR(a)(b)(c)	2,295,744	56,475,302
Mechel OAO SP ADR(b)	1,627,761	8,643,411
MMC Norilsk Nickel OJSC	534,495	78,681,215
Mobile TeleSystems OJSC SP ADR(a)	5,121,571	85,222,941
NovaTek OAO SP GDR(c)	924,210	87,799,950
Novolipetsk Steel OJSC SP GDR(c)	1,113,877	17,576,979
Rosneft Oil Co. OJSC	15,954,547	99,401,521
Rostelecom OJSC	12,717,260	40,054,901
RusHydro OJSC	1,170,257,100	27,895,933
RusHydro OJSC SP ADR(a)	1,305,187	3,067,189
Sberbank of Russia	91,465,311	223,193,747
Severstal OAO	2,484,463	27,236,752
Sistema JSFC SP GDR(b)(c)	1,017,700	17,382,316
Surgutneftegas OJSC	76,494,910	56,714,098
Tatneft OAO	15,740,610	77,953,676
TMK OAO SP GDR(c)	653,450	8,096,245
Uralkali OJSC	11,803,295	81,548,660
VTB Bank OJSC	25,597,532,000	40,579,239

		1,790,502,945
SOUTH AFRICA—7.79%
Absa Group Ltd.	1,924,180	33,712,988
African Bank Investments Ltd.	12,318,740	52,260,362
African Rainbow Minerals Ltd.	508,865	9,997,441
Anglo American Platinum Ltd.(b)	573,693	31,904,817
AngloGold Ashanti Ltd.	3,755,770	135,336,344
ArcelorMittal South Africa Ltd.	3,632,683	22,297,722
Aspen Pharmacare Holdings Ltd.(a)	1,476,062	20,270,357
Assore Ltd.	52,490	1,716,702
Aveng Ltd.	2,535,565	11,402,387
Barloworld Ltd.	2,104,549	20,794,015
Bidvest Group Ltd.	3,260,900	68,159,982
Discovery Holdings Ltd.	209,942	1,219,244
Exxaro Resources Ltd.(b)	2,001,167	44,217,673
FirstRand Ltd.	38,405,137	115,511,929

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Foschini Group Ltd. (The)	3,407,777	47,375,237
Gold Fields Ltd.	7,250,584	96,707,765
Growthpoint Properties Ltd.	2,594,411	6,272,915
Harmony Gold Mining Co. Ltd.	3,923,365	38,728,181
Impala Platinum Holdings Ltd.	4,910,111	76,852,216
Imperial Holdings Ltd.	2,570,946	49,648,360
Investec Ltd.	5,158,514	26,511,700
Kumba Iron Ore Ltd.(b)	660,886	40,527,157
Liberty Holdings Ltd.	1,207,233	12,253,810
Life Healthcare Group Holdings Ltd.	7,402,282	25,246,941
Massmart Holdings Ltd.	448,856	8,569,436
MMI Holdings Ltd.	7,126,008	13,891,941
Mr. Price Group Ltd.	1,143,078	13,912,458
MTN Group Ltd.	16,591,777	260,583,128
Naspers Ltd. Class N	4,025,829	211,084,109
Nedbank Group Ltd.	3,210,911	61,871,911
Netcare Ltd.	21,035,180	37,371,087
Northam Platinum Ltd.	618,227	1,877,507
Pick’n Pay Stores Ltd.	5,524,360	29,159,804
Pretoria Portland Cement Co. Ltd.	5,927,921	19,297,438
Redefine Properties Ltd.	1,798,559	1,722,657
Remgro Ltd.	2,237,780	34,484,286
Reunert Ltd.	2,273,751	18,043,830
RMB Holdings Ltd.	1,854,653	7,235,514
RMI Holdings Ltd.	1,766,640	3,404,805
Sanlam Ltd.	23,137,833	90,402,219
Sappi Ltd.(a)	2,567,843	8,233,246
Sasol Ltd.	5,932,243	250,245,822
Shoprite Holdings Ltd.	5,341,141	85,981,808
SPAR Group Ltd. (The)	1,797,043	23,049,454
Standard Bank Group Ltd.	12,163,559	161,966,725
Steinhoff International Holdings Ltd.(a)(b)	4,593,526	13,912,622
Tiger Brands Ltd.	2,166,642	61,117,359
Truworths International Ltd.	6,233,622	59,873,003
Vodacom Group Ltd.	1,694,336	20,087,499
Woolworths Holdings Ltd.	10,490,827	59,737,168

		2,546,043,081
SOUTH KOREA—14.81%
AmorePacific Corp.(b)	39,630	36,398,153
BS Financial Group Inc.	1,317,830	12,952,195
Celltrion Inc.(b)	1,216,248	34,573,286
Cheil Industries Inc.(b)	497,919	41,048,523
CJ CheilJedang Corp.(b)	89,981	25,616,281
CJ Corp.(b)	146,610	10,061,775
Daelim Industrial Co. Ltd.	239,203	20,206,345
Daewoo Engineering & Construction Co. Ltd.(a)(b)	386,650	2,794,429
Daewoo International Corp.(b)	237,676	5,839,953
Daewoo Securities Co. Ltd.(a)	1,467,890	12,685,853
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	982,480	22,725,443
DGB Financial Group Inc.	828,790	10,287,459
Dongbu Insurance Co. Ltd.	240,090	9,611,737
Dongkuk Steel Mill Co. Ltd.(b)	350,750	4,858,939
Doosan Corp.(b)	143,792	15,228,977
Doosan Heavy Industries & Construction Co. Ltd.	383,432	17,543,171
Doosan Infracore Co. Ltd.(a)(b)	873,290	14,391,434
E-Mart Co. Ltd.	230,331	51,520,766
GS Engineering & Construction Corp.(b)	323,501	22,064,673
GS Holdings Corp.	454,149	21,317,394
Hana Financial Group Inc.	2,299,440	72,475,465
Hankook Tire Co. Ltd.	902,970	36,340,669
Hanwha Chemical Corp.(b)	773,630	13,535,657

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Hanwha Corp.	354,960	8,466,108
Honam Petrochemical Corp.(b)	134,667	28,525,101
Hyosung Corp.(b)	234,230	10,478,580
Hyundai Department Store Co. Ltd.	105,331	12,940,474
Hyundai Development Co.(b)	381,310	7,608,431
Hyundai Engineering & Construction Co. Ltd.	729,186	41,085,252
Hyundai Glovis Co. Ltd.(b)	106,916	18,887,512
Hyundai Heavy Industries Co. Ltd.	415,385	93,969,748
Hyundai Hysco Co. Ltd.(b)	325,330	10,198,865
Hyundai Marine & Fire Insurance Co. Ltd.	632,570	15,757,304
Hyundai Merchant Marine Co. Ltd.(a)(b)	385,812	8,188,596
Hyundai Mipo Dockyard Co. Ltd.(b)	123,155	12,312,891
Hyundai Mobis Co. Ltd.(b)	695,152	163,149,421
Hyundai Motor Co.	1,621,068	335,132,889
Hyundai Securities Co. Ltd.	430,870	2,975,294
Hyundai Steel Co.	569,379	40,861,175
Hyundai Wia Corp.(b)	123,885	18,316,401
Industrial Bank of Korea	1,288,170	13,097,259
Kangwon Land Inc.(b)	608,880	13,000,446
KB Financial Group Inc.	4,051,165	126,657,902
KCC Corp.	18,085	4,535,615
Kia Motors Corp.	2,452,737	166,667,661
Korea Aerospace Industries Ltd.(b)	443,670	9,341,410
Korea Electric Power Corp.(a)	1,549,776	29,544,554
Korea Electric Power Corp. SP ADR(a)	2,693,591	25,319,755
Korea Exchange Bank	1,978,460	13,762,471
Korea Gas Corp.	276,190	9,676,303
Korea Investment Holdings Co. Ltd.	224,020	7,611,270
Korea Life Insurance Co. Ltd.(a)	2,061,130	10,635,274
Korea Zinc Co. Ltd.	72,893	21,925,029
Korean Air Lines Co. Ltd.(a)	344,969	13,211,268
KP Chemical Corp.(b)	498,850	6,128,638
KT Corp. SP ADR	1,766,544	20,580,238
KT&G Corp.	1,204,046	80,184,720
Kumho Petro Chemical Co. Ltd.	102,634	10,217,746
LG Chem Ltd.(b)	480,369	118,438,788
LG Corp.	1,001,469	46,668,752
LG Display Co. Ltd.(a)(b)	2,210,932	39,151,433
LG Display Co. Ltd. SP ADR(a)	632,944	5,563,578
LG Electronics Inc.(b)	1,062,331	59,495,937
LG Household & Health Care Ltd.	106,245	52,571,133
LG Innotek Co. Ltd.(a)(b)	123,984	8,330,380
LG Uplus Corp.	2,271,620	10,451,088
Lotte Confectionery Co. Ltd.(b)	3,893	5,125,797
Lotte Shopping Co. Ltd.	89,433	23,906,894
LS Corp.	116,472	8,023,024
LS Industrial Systems Co. Ltd.(b)	165,965	7,832,451
Mando Corp.(b)	108,303	14,773,805
Mirae Asset Securities Co. Ltd.	137,289	3,646,694
NCsoft Corp.(b)	171,397	34,853,023
NHN Corp.(b)	439,093	90,218,219
OCI Co. Ltd.(b)	150,460	25,942,478
ORION Corp.(b)	36,155	29,469,273
POSCO	671,573	205,981,297
S-Oil Corp.(b)	440,575	34,603,942
S1 Corp.	243,182	11,641,417
Samsung C&T Corp.	1,331,199	76,696,913
Samsung Card Co. Ltd.	278,988	7,847,830
Samsung Electro-Mechanics Co. Ltd.(b)	638,399	55,171,953
Samsung Electronics Co. Ltd.	1,132,805	1,162,318,877
Samsung Engineering Co. Ltd.	296,222	47,184,695
Samsung Fire & Marine Insurance Co. Ltd.	388,394	69,270,864
Samsung Heavy Industries Co. Ltd.(b)	1,699,380	52,626,426

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Samsung Life Insurance Co. Ltd.	503,866	41,666,869
Samsung SDI Co. Ltd.(b)	362,125	46,943,550
Samsung Securities Co. Ltd.	496,426	21,198,789
Samsung Techwin Co. Ltd.(b)	422,248	26,653,231
Shinhan Financial Group Co. Ltd.	4,684,938	150,640,455
Shinsegae Co. Ltd.(b)	78,341	15,266,621
SK C&C Co. Ltd.(b)	147,510	11,723,311
SK Holdings Co. Ltd.	216,480	22,468,799
SK Hynix Inc.(a)(b)	5,101,890	99,854,827
SK Innovation Co. Ltd.	608,862	72,222,563
SK Networks Co. Ltd.(b)	476,170	3,405,105
SK Telecom Co. Ltd. SP ADR	1,845,950	20,563,883
STX Pan Ocean Co. Ltd.(b)	1,728,850	6,393,925
Woongjin Coway Co. Ltd.	647,150	19,355,556
Woori Finance Holdings Co. Ltd.	3,281,440	30,583,215
Woori Investment & Securities Co. Ltd.	837,621	7,522,798
Yuhan Corp.(b)	107,574	10,527,259

		4,839,827,895
TAIWAN—11.40%
Acer Inc.(b)	27,906,053	28,562,380
Advanced Semiconductor Engineering Inc.	44,111,654	41,750,008
Advantech Co. Ltd.	1,980,800	6,769,016
Airtac International Group	124,000	689,627
Asia Cement Corp.(b)	21,665,848	25,877,361
ASUSTeK Computer Inc.	6,135,968	61,466,578
AU Optronics Corp.	79,294,000	32,410,440
AU Optronics Corp. SP ADR(b)	724,496	2,890,739
Capital Securities Corp.	22,204,879	7,312,850
Catcher Technology Co. Ltd.(b)	4,871,210	30,926,504
Cathay Financial Holding Co. Ltd.(b)	65,341,737	64,032,626
Chang Hwa Commercial Bank Ltd.	27,518,930	14,290,519
Cheng Shin Rubber Industry Co. Ltd.(b)	20,678,871	49,882,026
Cheng Uei Precision Industry Co. Ltd.	3,152,913	6,612,582
Chicony Electronics Co. Ltd.	6,801,366	12,920,043
Chimei Innolux Corp.(a)(b)	42,636,487	17,927,094
China Airlines Ltd.	20,865,347	8,388,641
China Development Financial Holding Corp.	84,091,771	21,130,001
China Life Insurance Co. Ltd.	14,665,280	13,487,066
China Motor Co. Ltd.(b)	4,574,000	4,076,266
China Petrochemical Development Corp.	17,917,000	15,036,882
China Steel Corp.(b)	125,142,332	117,394,308
Chinatrust Financial Holding Co. Ltd.	89,530,204	49,942,304
Chunghwa Telecom Co. Ltd.	44,746,410	135,222,668
Clevo Co.(b)	7,756,000	11,121,576
Compal Electronics Inc.	42,738,908	44,102,063
CTCI Corp.	854,000	1,742,448
Delta Electronics Inc.(b)	20,272,000	56,507,317
E Ink Holdings Inc.(b)	8,733,000	9,274,863
E.Sun Financial Holding Co. Ltd.	18,865,062	9,480,566
Epistar Corp.(b)	5,518,345	12,220,672
Eternal Chemical Co. Ltd.	5,735,740	4,323,712
EVA Airways Corp.	12,436,800	7,416,746
Evergreen Marine Corp. Ltd.	17,645,325	8,660,681
Everlight Electronics Co. Ltd.(b)	2,087,000	3,649,873
Far Eastern Department Stores Co. Ltd.	12,905,012	12,019,543
Far Eastern New Century Corp.	27,622,397	27,948,150
Far EasTone Telecommunications Co. Ltd.	13,107,000	29,157,893
Farglory Land Development Co. Ltd.	12,724,000	20,568,648
Feng Hsin Iron & Steel Co. Ltd.	5,826,000	10,130,307
First Financial Holding Co. Ltd.(b)	43,400,873	25,373,400
Formosa Chemicals & Fibre Corp.	29,117,000	77,065,231

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Formosa International Hotels Corp.	224,730	2,605,085
Formosa Petrochemical Corp.(b)	8,249,000	22,523,904
Formosa Plastics Corp.	43,048,000	112,638,998
Formosa Taffeta Co. Ltd.	9,811,000	8,973,476
Foxconn Technology Co. Ltd.(b)	5,349,945	19,268,262
Fubon Financial Holding Co. Ltd.(b)	63,217,305	62,797,946
Giant Manufacturing Co. Ltd.	4,819,203	22,684,871
Highwealth Construction Corp.	4,062,000	6,532,297
Hiwin Technologies Corp.(b)	1,588,960	15,917,282
Hon Hai Precision Industry Co. Ltd.(b)	93,616,210	274,437,764
Hotai Motor Co. Ltd.(b)	2,474,000	16,204,335
HTC Corp.(b)	7,510,708	108,201,703
Hua Nan Financial Holdings Co. Ltd.	16,796,669	9,228,939
Inotera Memories Inc.(a)	4,338,000	1,116,183
Inventec Corp.	16,314,050	5,427,450
KGI Securities Co. Ltd.	50,910,898	23,111,856
Kinsus Interconnect Technology Corp.	1,407,000	4,077,509
Largan Precision Co. Ltd.(b)	1,177,000	22,240,284
LCY Chemical Corp.(b)	4,546,397	7,128,497
Lite-On Technology Corp.	15,540,484	19,888,987
Macronix International Co. Ltd.(b)	43,267,275	12,480,945
MediaTek Inc.(b)	10,596,176	93,721,203
Mega Financial Holding Co. Ltd.	62,436,940	43,405,471
Motech Industries Inc.(b)	4,565,942	6,876,142
MStar Semiconductor Inc.	3,803,331	23,063,619
Nan Kang Rubber Tire Co. Ltd.(b)	4,796,266	6,620,415
Nan Ya Plastics Corp.(b)	51,451,000	90,325,395
Nan Ya Printed Circuit Board Corp.(b)	999,270	1,632,083
Novatek Microelectronics Corp. Ltd.(b)	2,329,000	6,913,341
Pegatron Corp.(b)	11,674,414	16,212,291
Phison Electronics Corp.	1,407,535	10,374,487
Pou Chen Corp.	30,440,220	26,362,895
Powertech Technology Inc.	4,224,300	8,180,265
President Chain Store Corp.(b)	6,869,000	36,245,896
Quanta Computer Inc.(b)	21,669,000	56,626,307
Radiant Opto-Electronics Corp.	4,207,000	18,957,434
Realtek Semiconductor Corp.	1,491,854	2,968,913
Richtek Technology Corp.(b)	654,150	3,922,971
Ruentex Development Co. Ltd.	11,388,608	16,692,964
Ruentex Industries Ltd.(b)	8,385,009	13,414,104
Shin Kong Financial Holding Co. Ltd.(a)	20,431,002	5,667,673
Siliconware Precision Industries Co. Ltd.	30,084,190	32,757,176
Siliconware Precision Industries Co. Ltd. SP ADR(b)	3,038,385	15,860,370
Simplo Technology Co. Ltd.(b)	3,301,820	23,672,926
Sino-American Silicon Products Inc.(b)	3,282,479	5,894,562
SinoPac Financial Holdings Co. Ltd.	22,399,764	8,330,119
Standard Foods Corp.	2,106,000	6,413,676
Synnex Technology International Corp.(b)	14,252,985	31,850,513
Taishin Financial Holdings Co. Ltd.	22,984,817	8,624,697
Taiwan Business Bank Ltd.(a)	18,415,733	5,120,966
Taiwan Cement Corp.	38,418,296	43,440,682
Taiwan Cooperative Financial Holding Co. Ltd.(a)	21,490,180	12,671,776
Taiwan Fertilizer Co. Ltd.	6,507,000	15,129,516
Taiwan Glass Industry Corp.(b)	4,397,566	4,117,930
Taiwan Mobile Co. Ltd.	20,889,600	66,137,336
Taiwan Semiconductor Manufacturing Co. Ltd.	225,043,000	641,622,866
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	3,647,299	50,077,415
Teco Electric and Machinery Co. Ltd.	30,931,000	21,036,562
TPK Holding Co. Ltd.(a)(b)	974,500	14,528,695
Transcend Information Inc.	151,000	429,000
Tripod Technology Corp.(b)	2,788,920	7,773,993
TSRC Corp.(b)	8,741,500	21,320,732
Tung Ho Steel Enterprise Corp.	10,786,000	10,298,881

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

U-Ming Marine Transport Corp.	4,030,000	6,197,300
Uni-President Enterprises Co.	45,275,543	68,107,474
Unimicron Technology Corp.(b)	9,491,000	10,254,783
United Microelectronics Corp.(b)	98,882,000	43,398,358
United Microelectronics Corp. SP ADR(b)	13,507,952	28,501,779
Walsin Lihwa Corp.	19,417,000	5,126,171
Wan Hai Lines Ltd.	2,519,300	1,198,541
Wintek Corp.(b)	16,209,438	9,693,731
Wistron Corp.(b)	17,366,618	22,051,555
WPG Holdings Co. Ltd.	10,674,532	12,731,618
Yang Ming Marine Transport Corp.	28,519,075	11,800,140
Yuanta Financial Holding Co. Ltd.(a)	72,248,140	31,830,040
Yulon Motor Co. Ltd.(b)	12,087,000	20,936,006
Zhen Ding Technology Holding Ltd.(a)	618,000	1,931,768

		3,726,302,313
THAILAND—2.13%
Advanced Information Service PCL Foreign	990,900	5,575,078
Advanced Information Service PCL NVDR	7,640,700	42,988,694
Bangkok Bank PCL Foreign	8,495,600	50,068,364
Bangkok Bank PCL NVDR	6,773,800	38,324,187
Bank of Ayudhya PCL NVDR	17,245,600	15,313,160
Banpu PCL Foreign	1,914,400	27,077,793
BEC World PCL Foreign	356,200	604,583
BEC World PCL NVDR	5,894,800	10,005,318
Charoen Pokphand Foods PCL	4,483,900	5,355,593
Charoen Pokphand Foods PCL NVDR	32,605,700	38,944,416
CP All PCL Foreign	5,424,200	5,839,348
CP All PCL NVDR	34,671,800	37,325,449
Glow Energy PCL Foreign	289,000	599,529
Glow Energy PCL NVDR	4,136,700	8,581,556
Indorama Ventures PCL NVDR	18,544,180	16,320,510
IRPC PCL Foreign	93,060,500	10,705,687
Kasikornbank PCL Foreign	12,466,100	61,517,451
Kasikornbank PCL NVDR	6,191,700	30,165,441
Krung Thai Bank PCL Foreign	43,923,300	20,708,769
PTT Exploration & Production PCL Foreign	9,238,300	45,588,971
PTT Global Chemical PCL Foreign	13,817,430	23,561,074
PTT PCL Foreign	8,016,800	78,870,294
Siam Cement PCL Foreign	2,909,200	36,302,134
Siam Cement PCL NVDR	940,300	10,107,893
Siam Commercial Bank PCL NVDR	14,089,200	62,220,104
Thai Oil PCL NVDR	6,742,700	11,974,306

		694,645,702
TURKEY—1.42%
Akbank TAS(b)	16,807,736	51,406,699
Anadolu Efes Biracilik ve Malt Sanayii AS	1,469,691	16,955,092
Arcelik AS	891,761	3,741,889
Asya Katilim Bankasi AS(a)	15,363,216	13,189,787
BIM Birlesik Magazalar AS	944,488	38,263,002
Coca-Cola Icecek AS	241,853	3,192,436
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,342,973	6,977,219
Enka Insaat ve Sanayi AS	1,314,858	2,836,223
Eregli Demir ve Celik Fabrikalari TAS(b)	14,516,374	16,746,816
Ford Otomotiv Sanayi AS	710,928	6,160,753
Haci Omer Sabanci Holding AS(b)	5,479,845	21,641,220
KOC Holding AS	5,396,416	16,910,401
Koza Altin Isletmeleri AS	463,410	7,832,702
Migros Ticaret AS(a)	1	5
TAV Havalimanlari Holding AS	1,658,708	8,028,088

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

Turk Hava Yollari AO(a)	4,555,026	6,159,239
Turk Telekomunikasyon AS	3,770,628	12,908,329
Turkcell Iletisim Hizmetleri AS(a)	6,431,079	28,089,493
Turkiye Garanti Bankasi AS	23,675,714	75,969,613
Turkiye Halk Bankasi AS	2,963,650	18,208,243
Turkiye Is Bankasi AS Class C(b)	15,136,903	30,539,401
Turkiye Petrol Rafinerileri AS	1,327,865	24,724,018
Turkiye Sise ve Cam Fabrikalari AS	3,957,075	5,414,397
Turkiye Vakiflar Bankasi TAO Class D	16,442,254	26,203,147
Yapi ve Kredi Bankasi AS(a)(b)	15,163,610	23,677,249

		465,775,461

TOTAL COMMON STOCKS
(Cost: $33,219,169,987)		29,939,130,266

PREFERRED STOCKS—7.95%

BRAZIL—7.25%
AES Tiete SA	1,077,400	14,481,397
Banco Bradesco SA	19,152,280	280,141,076
Banco do Estado do Rio Grande do Sul SA Class B	1,880,700	14,869,765
Bradespar SA	2,302,000	35,901,030
Braskem SA Class A	1,585,100	8,811,986
Centrais Eletricas Brasileiras SA Class B	2,306,937	21,317,778
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,074,186	40,554,350
Companhia de Bebidas das Americas	7,574,323	288,577,720
Companhia de Transmissao de Energia Eletrica Paulista	368,522	10,853,612
Companhia Energetica de Minas Gerais	4,862,486	84,531,548
Companhia Energetica de Sao Paulo Class B	1,706,600	29,339,369
Companhia Paranaense de Energia Class B	1,062,275	21,532,637
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	988,200	11,719,813
Gerdau SA	9,366,185	73,405,823
Itau Unibanco Holding SA	22,483,611	325,535,444
Itausa - Investimentos Itau SA	26,351,850	114,723,296
Klabin SA	4,447,600	18,681,393
Lojas Americanas SA	3,620,416	21,736,988
Metalurgica Gerdau SA	2,791,400	27,518,805
Oi SA	8,320,669	32,893,707
Petroleo Brasileiro SA	42,888,427	405,433,552
TAM SA	700,628	15,095,190
Telefonica Brasil SA	3,199,767	75,896,927
Usinas Siderurgicas de Minas Gerais SA Class A	4,995,100	20,981,074
Vale SA Class A	20,655,351	374,800,232

		2,369,334,512
COLOMBIA—0.08%
Banco Davivienda SA	675,738	8,270,814
Grupo Aval Acciones y Valores SA	17,527,986	11,404,428
Grupo Inversiones Suramericana SA	283,976	5,210,569

		24,885,811
RUSSIA—0.25%
AK Transneft OAO	17,565	23,088,569
Sberbank of Russia	11,920,538	21,685,521
Surgutneftegas OJSC	81,674,400	38,916,214

		83,690,304

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

SOUTH KOREA—0.37%
Hyundai Motor Co. Ltd.	50,203	3,007,288
Hyundai Motor Co. Ltd. Series 2	284,553	18,347,370
LG Chem Ltd.	81,552	6,315,486
Samsung Electronics Co. Ltd.(b)	155,676	93,781,518

		121,451,662

TOTAL PREFERRED STOCKS
(Cost: $3,066,973,459)		2,599,362,289

RIGHTS—0.00%

BRAZIL—0.00%
CETIP SA - Mercados Organizados(a)	1,165	1,439
MPX Energia SA(a)	8,205	41

		1,480
PHILIPPINES—0.00%
Ayala Land Inc.(a)(e)	49,172,600	113

		113
POLAND—0.00%
Globe Trade Centre SA(a)(e)	1,155,881	32

		32

TOTAL RIGHTS
(Cost: $0)		1,625

SHORT-TERM INVESTMENTS—4.95%

MONEY MARKET FUNDS—4.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(f)(g)(h)	1,507,575,596	1,507,575,596
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(f)(g)(h)	109,695,466	109,695,466

		1,617,271,062

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,617,271,062)		1,617,271,062

TOTAL INVESTMENTS IN SECURITIES—104.52%
(Cost: $37,903,414,508)		34,155,765,242
Other Assets, Less Liabilities—(4.52)%		(1,478,212,333)

NET ASSETS—100.00%		$32,677,552,909

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

May 31, 2012

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—94.61%

BRAZIL—5.31%
CCR SA	79,200	$614,454
Cielo SA	11,400	307,019
CPFL Energia SA	69,600	848,827
EcoRodovias Infraestrutura e Logistica SA	28,800	229,700
EDP Energias do Brasil SA	147,600	940,894
Natura Cosmeticos SA	21,600	462,175
Porto Seguro SA	18,000	159,128
Redecard SA	31,200	477,948
Souza Cruz SA	90,000	1,200,801
Sul America SA Units	1	6
Totvs SA	3,600	64,932
Tractebel Energia SA	75,600	1,249,633
Ultrapar Participacoes SA	3,600	73,809

		6,629,326
CHILE—5.55%
AES Gener SA	386,856	211,517
Aguas Andinas SA	490,968	282,675
Banco de Chile	5,522,064	759,529
Banco de Credito e Inversiones	9,564	568,625
Colbun SA(a)	3,420,792	910,482
CorpBanca SA	67,240,416	803,632
E.CL SA	27,396	62,866
Empresa Nacional de Electricidad SA	589,752	922,384
Empresa Nacional de Telecomunicaciones SA	17,628	310,572
Empresas CMPC SA	22,188	81,915
Lan Airlines SA	60,360	1,525,775
S.A.C.I. Falabella SA	17,688	157,693
Vina Concha y Toro SA	188,172	322,152

		6,919,817
CHINA—13.39%
Agricultural Bank of China Ltd. Class H	1,080,000	436,962
Bank of China Ltd. Class H	2,916,000	1,123,439
Bank of Communications Co. Ltd. Class H	144,000	93,516
China CITIC Bank Corp. Ltd. Class H	288,000	149,180
China Construction Bank Corp. Class H	1,296,000	898,417
China Life Insurance Co. Ltd. Class H	240,000	563,443
China Merchants Bank Co. Ltd. Class H(a)	78,000	150,556
China Minsheng Banking Corp. Ltd. Class H	2,052,000	1,959,234
China Mobile Ltd.	120,000	1,213,785
China Pacific Insurance (Group) Co. Ltd. Class H	182,400	542,910
China Petroleum & Chemical Corp. Class H	408,000	363,269
China Resources Enterprise Ltd.	48,000	151,839
China Resources Gas Group Ltd.	72,000	137,119
China Resources Power Holdings Co. Ltd.	264,000	477,597
China Telecom Corp. Ltd. Class H(a)	504,000	231,191
China Vanke Co. Ltd. Class B(a)	169,213	221,523
CSG Holding Co. Ltd. Class B	96,000	69,271
Guangdong Investment Ltd.	456,000	302,008
Hengan International Group Co. Ltd.	108,000	1,033,263
Industrial and Commercial Bank of China Ltd. Class H	1,752,000	1,065,533
Inner Mongolia Yitai Coal Co. Ltd. Class B	68,400	357,048
Jiangsu Expressway Co. Ltd. Class H(a)	816,000	777,008

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Kunlun Energy Co. Ltd.	288,000	492,070
PetroChina Co. Ltd. Class H	240,000	303,678
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	96,000	98,463
Shanghai Pharmaceuticals Holding Co. Ltd. Class H(a)	355,200	431,594
Sihuan Pharmaceutical Holdings Group Ltd.	192,000	65,807
Sinopec Shanghai Petrochemical Co. Ltd. Class H	432,000	124,131
Sinopharm Group Co. Ltd. Class H(a)	67,200	152,222
Tencent Holdings Ltd.	16,800	461,949
Tingyi (Cayman Islands) Holding Corp.	408,000	968,368
Tsingtao Brewery Co. Ltd. Class H(a)	72,000	451,342
Zhejiang Expressway Co. Ltd. Class H	960,000	660,546
ZTE Corp. Class H	93,600	185,491

		16,713,772
COLOMBIA—3.14%
Almacenes Exito SA	13,596	218,229
Cementos Argos SA	158,232	964,908
Corporacion Financiera Colombiana SA	14,016	248,780
Ecopetrol SA	645,120	1,914,302
Inversiones Argos SA	61,440	572,033

		3,918,252
CZECH REPUBLIC—0.86%
Telefonica O2 Czech Republic AS	58,800	1,070,284

		1,070,284
EGYPT—1.05%
Commercial International Bank Egypt SAE	256,008	1,039,714
Egyptian Kuwaiti Holding Co. SAE	80,979	89,887
National Societe Generale Bank SAE	35,280	184,753

		1,314,354
INDIA—3.16%
Bharat Petroleum Corp. Ltd.	60,420	750,603
Cipla Ltd.	118,308	652,872
Coal India Ltd.	88,896	509,085
Dr. Reddy’s Laboratories Ltd.	9,120	273,742
Infosys Ltd.	9,036	390,894
Oil & Natural Gas Corp. Ltd.	14,004	63,141
Piramal Healthcare Ltd.	48,120	375,697
Sun Pharmaceuticals Industries Ltd.	92,172	930,542

		3,946,576
INDONESIA—4.91%
PT Bank Central Asia Tbk	2,046,000	1,523,617
PT Bank Mandiri (Persero) Tbk	468,000	343,532
PT Bank Rakyat Indonesia (Persero) Tbk	912,000	548,170
PT Indofood Sukses Makmur Tbk	258,000	129,686
PT Semen Gresik (Persero) Tbk	336,000	391,405
PT Telekomunikasi Indonesia (Persero) Tbk	1,626,000	1,349,234
PT Unilever Indonesia Tbk	840,000	1,836,383

		6,122,027
MALAYSIA—8.70%
Berjaya Sports Toto Bhd	446,400	586,896
Bumi Armada Bhd(a)	630,000	794,514
Genting Malaysia Bhd	99,600	115,874

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Hong Leong Bank Bhd	265,200	1,026,770
Malayan Banking Bhd	544,800	1,502,956
Maxis Communications Bhd	886,800	1,730,683
MISC Bhd	69,600	88,433
Petronas Chemicals Group Bhd	304,800	643,859
Petronas Dagangan Bhd	154,800	1,010,281
Petronas Gas Bhd	126,000	683,282
PPB Group Bhd	13,200	70,750
Public Bank Bhd Foreign	433,200	1,882,083
Sime Darby Bhd	182,400	556,674
Tenaga Nasional Bhd	80,400	169,076

		10,862,131
MEXICO—1.44%
Arca Continental SAB de CV	20,400	101,200
Coca-Cola FEMSA SAB de CV Series L	20,642	239,296
El Puerto de Liverpool SA de CV Series C1	86,240	622,377
Grupo Modelo SAB de CV Series C	88,800	616,864
Wal-Mart de Mexico SAB de CV Series V	87,600	211,994

		1,791,731
MOROCCO—0.33%
Attijariwafa Bank	10,020	410,041

		410,041
PERU—2.17%
Compania de Minas Buenaventura SA SP ADR	23,328	913,058
Credicorp Ltd.	14,388	1,795,191

		2,708,249
PHILIPPINES—2.63%
Aboitiz Power Corp.	123,600	100,431
Ayala Corp.	8,640	87,780
Bank of the Philippine Islands	510,360	785,982
Energy Development Corp.	445,200	61,400
Jollibee Foods Corp.	122,640	297,685
Philippine Long Distance Telephone Co.	24,240	1,303,795
San Miguel Corp.	241,800	650,284

		3,287,357
POLAND—1.06%
Asseco Poland SA	13,272	182,204
Cyfrowy Polsat SA(a)	41,976	160,270
Polskie Gornictwo Naftowe i Gazownictwo SA	744,660	804,879
Telekomunikacja Polska SA	38,904	175,300

		1,322,653
RUSSIA—0.67%
LUKOIL OAO	16,344	839,737

		839,737
SOUTH AFRICA—7.91%
Aspen Pharmacare Holdings Ltd.(a)	89,496	1,229,024
Bidvest Group Ltd.	14,208	296,979
Discovery Holdings Ltd.	37,824	219,664
Foschini Group Ltd. (The)	14,124	196,353

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Growthpoint Properties Ltd.	413,880	1,000,703
Life Healthcare Group Holdings Ltd.	359,268	1,225,354
Massmart Holdings Ltd.	5,160	98,513
Pick’n Pay Stores Ltd.	65,988	348,311
Pretoria Portland Cement Co. Ltd.	135,432	440,878
Redefine Properties Ltd.	800,340	766,565
Remgro Ltd.	64,476	993,578
Shoprite Holdings Ltd.	68,436	1,101,684
Tiger Brands Ltd.	13,368	377,089
Truworths International Ltd.	81,492	782,718
Vodacom Group Ltd.	67,296	797,840

		9,875,253
SOUTH KOREA—9.44%
AmorePacific Corp.(b)	1,008	925,797
Celltrion Inc.(b)	8,659	246,142
Cheil Industries Inc.	3,468	285,902
CJ CheilJedang Corp.	816	232,303
E-Mart Co. Ltd.	240	53,684
Hyundai Marine & Fire Insurance Co. Ltd.	7,320	182,341
Kangwon Land Inc.	21,360	456,066
Korea Electric Power Corp.(a)	4,920	93,794
Korea Exchange Bank	72,120	501,678
Korean Air Lines Co. Ltd.(a)	4,800	183,825
KT Corp.	3,120	73,886
KT Corp. SP ADR	3,144	36,628
KT&G Corp.(b)	19,176	1,277,046
LG Household & Health Care Ltd.	1,176	581,897
LG Uplus Corp.	52,200	240,158
Lotte Shopping Co. Ltd.	636	170,013
NCsoft Corp.	984	200,093
NHN Corp.(b)	3,936	808,710
S1 Corp.	11,436	547,455
Samsung Electro-Mechanics Co. Ltd.	1,368	118,226
Samsung Electronics Co. Ltd.	1,092	1,120,451
Samsung Fire & Marine Insurance Co. Ltd.	1,308	233,284
Samsung Life Insurance Co. Ltd.	7,920	654,939
Samsung SDI Co. Ltd.	2,484	322,010
Shinhan Financial Group Co. Ltd.	6,000	192,925
Shinsegae Co. Ltd.	1,368	266,588
SK C&C Co. Ltd.	948	75,342
SK Telecom Co. Ltd.	7,440	759,602
Woongjin Coway Co. Ltd.	13,320	398,387
Yuhan Corp.	5,532	541,365

		11,780,537
TAIWAN—16.28%
Advantech Co. Ltd.	216,000	738,140
Asia Cement Corp.	612,000	730,964
China Airlines Ltd.	159,828	64,257
China Steel Corp.	1,200,000	1,125,704
Chunghwa Telecom Co. Ltd.	528,000	1,595,604
Compal Electronics Inc.	348,000	359,099
Delta Electronics Inc.	204,000	568,641
Far EasTone Telecommunications Co. Ltd.	720,000	1,601,715
First Financial Holding Co. Ltd.	744,000	434,964
Formosa Chemicals & Fibre Corp.	348,000	921,067
Formosa Petrochemical Corp.	432,000	1,179,577
Formosa Plastics Corp.	300,000	784,977
Formosa Taffeta Co. Ltd.	360,000	329,268
Giant Manufacturing Co. Ltd.	72,000	338,917

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

May 31, 2012

Inventec Corp.	1,728,000	574,881
Lite-On Technology Corp.	180,000	230,367
Macronix International Co. Ltd.	216,000	62,308
Nan Ya Plastics Corp.	228,000	400,268
Nan Ya Printed Circuit Board Corp.	36,000	58,798
President Chain Store Corp.	108,000	569,887
Realtek Semiconductor Corp.	216,000	429,858
Synnex Technology International Corp.	396,000	884,924
Taiwan Cement Corp.	420,000	474,906
Taiwan Cooperative Financial Holding Co. Ltd.(a)	1,956,000	1,153,364
Taiwan Mobile Co. Ltd.	564,000	1,785,647
Taiwan Semiconductor Manufacturing Co. Ltd.	564,000	1,608,027
Transcend Information Inc.	132,000	375,020
TSRC Corp.	132,000	321,951
U-Ming Marine Transport Corp.	312,000	479,791
United Microelectronics Corp.	300,000	131,667

		20,314,558
THAILAND—6.61%
Advanced Information Service PCL NVDR	331,200	1,863,423
Bangkok Bank PCL NVDR	219,600	1,242,433
BEC World PCL NVDR	478,800	812,673
Charoen Pokphand Foods PCL NVDR	489,600	584,781
CP All PCL NVDR	1,675,200	1,803,414
IRPC PCL NVDR	2,150,400	247,382
Kasikornbank PCL NVDR	165,600	806,789
Siam Commercial Bank PCL NVDR	201,600	890,297

		8,251,192

TOTAL COMMON STOCKS
(Cost: $121,501,044)		118,077,847

PREFERRED STOCKS—5.05%

BRAZIL—3.29%
AES Tiete SA	67,200	903,239
Companhia de Bebidas das Americas	15,600	594,352
Companhia de Transmissao de Energia Eletrica Paulista	22,800	671,500
Companhia Energetica de Minas Gerais	27,650	480,679
Companhia Paranaense de Energia Class B	48,000	972,975
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	40,800	483,878

		4,106,623
CHILE—0.06%
Sociedad Quimica y Minera de Chile SA Series B	1,476	76,199

		76,199
COLOMBIA—0.83%
Banco Davivienda SA	67,488	826,031
Bancolombia SA	13,848	207,345

		1,033,376
RUSSIA—0.40%
Surgutneftegas OJSC	1,040,400	495,730

		495,730

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

May 31, 2012

SOUTH KOREA—0.47%
Samsung Electronics Co. Ltd.	972	585,547

		585,547

TOTAL PREFERRED STOCKS
(Cost: $6,809,114)		6,297,475

SHORT-TERM INVESTMENTS—0.28%

MONEY MARKET FUNDS—0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	205,744	205,744
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	14,970	14,970
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	129,858	129,858

		350,572

TOTAL SHORT-TERM INVESTMENTS
(Cost: $350,572)		350,572

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $128,660,730)		124,725,894
Other Assets, Less Liabilities—0.06%		73,994

NET ASSETS—100.00%		$124,799,888

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—97.84%

BRAZIL—4.96%
Aliansce Shopping Centers SA	1,400	$12,107
Arezzo Industria e Comercio SA	1,000	14,578
Autometal SA	1,400	9,616
Brasil Brokers Participacoes SA	3,600	10,620
Brasil Insurance Participacoes e Administracao SA	1,100	9,295
Cremer SA	1,300	11,499
Equatorial Energia SA	1,500	10,896
Estacio Participacoes SA	1,500	18,753
Eternit SA	2,500	12,292
Even Construtora e Incorporadora SA	4,200	13,781
EZ TEC Empreendimentos e Participacoes SA	1,200	11,860
Fleury SA	900	10,736
Gafisa SA(a)	11,000	14,133
Grendene SA	2,400	12,204
Helbor Empreendimentos SA	3,600	14,499
Iguatemi Empresa de Shopping Centers SA	500	9,567
Iochpe-Maxion SA	1,200	14,884
Julio Simoes Logistica SA	1,800	7,498
Kroton Educacional SA(a)	1,412	20,863
LLX Logistica SA(a)	6,100	7,114
LPS Brasil - Consultoria de Imoveis SA	1,300	23,640
Marfrig Alimentos SA(a)	3,800	17,088
Mills Estruturas e Servicos de Engenharia SA	1,200	14,676
Restoque Comercio e Confeccoes de Roupas SA	2,700	15,450
Santos Brasil Participacoes SA	700	10,377
Sao Martinho SA	1,000	9,883
SLC Agricola SA	1,400	13,449
Tecnisa SA	2,400	9,085
Tegma Gestao Logistica SA	900	13,120
TPI - Triunfo Participacoes e Investimentos SA	1,800	8,139
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,000	27,327
Vanguarda Agro SA(a)	34,800	6,363

		415,392
CHILE—1.49%
Administradora de Fondos de Pensiones Provida SA	3,427	16,449
Besalco SA	10,865	19,191
Compania SudAmericana de Vapores SA(a)	70,000	7,096
Inversiones Aguas Metropolitanas SA	10,113	15,533
Norte Grande SA(a)	930,598	9,720
Parque Arauco SA	11,413	19,712
SalfaCorp SA	4,465	9,647
Sociedad Matriz SAAM SA(a)	62,546	6,421
Sonda SA	7,977	21,343

		125,112
CHINA—16.38%
361 Degrees International Ltd.	43,000	10,804
Ajisen (China) Holdings Ltd.	8,000	6,556
AMVIG Holdings Ltd.	22,000	10,347
Anhui Expressway Co. Ltd. Class H	18,000	7,955
Anxin-China Holdings Ltd.	48,000	8,968
Asia Cement China Holdings Corp.	24,000	10,205

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

Asian Citrus Holdings Ltd.	20,000	10,051
Beijing Capital Land Ltd. Class H	42,000	10,769
Beijing Enterprises Water Group Ltd.(a)	58,000	12,032
Biostime International Holdings Ltd.	5,000	12,550
Boshiwa International Holding Ltd.(b)	32,000	5,195
C C Land Holdings Ltd.	53,000	12,293
China Automation Group Ltd.	43,000	11,192
China Datang Corp. Renewable Power Co. Ltd. Class H	84,000	11,365
China Everbright International Ltd.	64,000	28,780
China High Precision Automation Group Ltd.(b)	23,000	3,527
China High Speed Transmission Equipment Group Co. Ltd.	32,000	13,194
China Huiyuan Juice Group Ltd.	31,500	9,863
China Lifestyle Food and Beverages Group Ltd.(a)	20,805	6,890
China Lilang Ltd.	10,000	7,486
China Metal Recycling Holdings Ltd.(a)	9,600	8,807
China Modern Dairy Holdings Ltd.(a)	41,000	10,566
China Oil and Gas Group Ltd.(a)	180,000	16,699
China Overseas Grand Oceans Group Ltd.(a)	8,000	10,597
China Pharmaceutical Group Ltd.(a)	60,000	10,437
China Power International Development Ltd.	50,000	10,437
China Power New Energy Development Co. Ltd.(a)	280,000	12,447
China Precious Metal Resources Holdings Co. Ltd.(a)	60,000	10,128
China Rare Earth Holdings Ltd.(a)	52,000	12,061
China Shineway Pharmaceutical Group Ltd.	7,000	10,751
China Singyes Solar Technologies Holdings Ltd.	24,000	10,669
China South City Holdings Ltd.	98,000	11,617
China Suntien Green Energy Corp. Ltd. Class H(a)	65,000	11,642
China Travel International Investment Hong Kong Ltd.	78,000	14,573
China Vanadium Titano-Magnetite Mining Co. Ltd.	65,000	11,223
China Water Affairs Group Ltd.	50,000	12,563
China Wireless Technologies Ltd.	72,000	11,318
Chinasoft International Ltd.(a)	40,000	10,308
Chongqing Machinery & Electric Co. Ltd. Class H(a)	62,000	10,625
CITIC Dameng Holdings Ltd.(a)	88,000	10,545
CITIC Resources Holdings Ltd.(a)	112,000	17,606
Comba Telecom Systems Holdings Ltd.	23,000	10,402
Cosco International Holdings Ltd.	32,000	12,741
Dazhong Transportation Group Co. Ltd. Class B	21,600	11,318
DBA Telecommunications (Asia) Holdings Ltd.	20,000	12,112
Digital China Holdings Ltd.	18,000	29,224
Extrawell Pharmaceutical Holdings Ltd.(a)	200,000	10,308
Fantasia Holdings Group Co. Ltd.	142,500	15,240
First Tractor Co. Ltd. Class H(a)	12,000	10,638
Fufeng Group Ltd.	26,000	9,548
Global Bio-Chem Technology Group Co. Ltd.	44,000	7,484
Haitian International Holdings Ltd.	12,000	12,385
Hangzhou Steam Turbine Co. Ltd. Class B	10,900	14,242
Harbin Electric Co. Ltd. Class H	16,000	15,524
Heng Tai Consumables Group Ltd.(a)	432,000	10,576
Heng Xin China Holdings Ltd.(a)	136,000	10,690
Hi Sun Technology (China) Ltd.(a)	57,000	6,610
Hopson Development Holdings Ltd.	22,000	11,878
Hunan Nonferrous Metal Corp. Ltd. Class H(a)	42,000	12,447
Inspur International Ltd.	335,000	10,144
Interchina Holdings Co. Ltd.(a)	170,000	10,076
Jiangsu Future Land Co. Ltd. Class B	24,900	14,840
Ju Teng International Holdings Ltd.	42,000	9,687
Kaisa Group Holdings Ltd.(a)	42,000	7,631
Kingdee International Software Group Co. Ltd.(a)	40,000	6,649
Kingsoft Corp. Ltd.	24,000	11,195
KWG Property Holdings Ltd.	12,000	7,128
Li Ning Co. Ltd.	22,500	18,323
Lijun International Pharmaceutical Holding Co. Ltd.	30,000	7,267

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

Lumena Resources Corp.	46,000	8,298
Luthai Textile Co. Ltd. Class B	10,900	9,522
MIE Holdings Corp.	46,000	11,558
Minth Group Ltd.	14,000	16,416
New World Department Store China Ltd.	17,000	9,529
North Mining Shares Co. Ltd.(a)	290,000	10,650
NVC Lighting Holdings Ltd.	26,000	5,963
PCD Stores Ltd.	82,000	8,347
Peak Sport Products Co. Ltd.	62,000	10,945
Ports Design Ltd.	10,000	9,922
Renhe Commercial Holdings Co. Ltd.	234,000	11,759
REXLot Holdings Ltd.	200,000	15,720
Semiconductor Manufacturing International Corp.(a)	401,000	13,434
Shenzhen Expressway Co. Ltd. Class H(a)	22,000	8,277
Shenzhen International Holdings Ltd.	265,000	16,219
Shenzhen Investment Ltd.	82,000	18,596
Shenzhou International Group Holdings Ltd.(a)	9,000	16,003
Shougang Concord International Enterprises Co. Ltd.(a)	290,000	12,892
Silver Grant International Industries Ltd.	62,000	12,063
Sino Biopharmaceutical Ltd.	64,000	19,627
Sino Oil And Gas Holdings Ltd.(a)	265,000	6,795
Sino Union Energy Investment Group Ltd.(a)	190,000	15,179
Sinotrans Ltd. Class H	99,000	16,456
Sinotrans Shipping Ltd.	83,000	19,144
Skyworth Digital Holdings Ltd.	36,000	15,911
Sparkle Roll Group Ltd.	144,000	9,648
Sunac China Holdings Ltd.	45,000	14,206
TCC International Holdings Ltd.	15,114	4,109
TCL Communication Technology Holdings Ltd.	33,000	11,651
Tech Pro Technology Development Ltd.(a)	18,000	7,074
Tianjin Development Holdings Ltd.(a)	36,000	17,256
Tianjin Port Development Holdings Ltd.	102,000	12,223
Tianneng Power International Ltd.	22,000	11,764
Tibet 5100 Water Resources Holdings Ltd.(a)	47,000	10,053
Towngas China Co. Ltd.(a)	20,000	13,839
Travelsky Technology Ltd. Class H(a)	25,000	13,497
United Energy Group Ltd.(a)	40,750	6,248
Vinda International Holdings Ltd.	11,000	17,972
VODone Ltd.	78,000	7,739
West China Cement Ltd.	54,000	12,316
Winsway Coking Coal Holding Ltd.	42,000	7,685
Xingda International Holdings Ltd.	24,000	8,628
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	43,000	10,139
XTEP International Holdings Ltd.	25,500	10,284
Yip’s Chemical Holdings Ltd.	12,000	9,262
Yuexiu Real Estate Investment Trust	45,000	19,830
Yuexiu Transport Infrastructure Ltd.	34,000	16,253
Zhejiang Southeast Electric Power Co. Ltd. Class B	36,800	18,952

		1,371,801
CZECH REPUBLIC—0.47%
Central European Media Enterprises Ltd. Class A(a)	1,652	9,506
Pegas Nonwovens SA	671	13,564
Philip Morris CR AS	31	16,586

		39,656
INDIA—7.24%
Alstom T&D India Ltd.(a)	3,666	11,107
Amtek Auto Ltd.	5,454	9,668
Andhra Bank	4,310	8,343
Apollo Hospitals Enterprise Ltd.	1,949	23,246

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

Ashok Leyland Ltd.	37,060	16,498
Aurobindo Pharma Ltd.	4,672	9,056
Bharat Forge Ltd.	3,626	20,178
Biocon Ltd.	2,349	9,225
Bombay Rayon Fashions Ltd.	3,342	15,113
CESC Ltd.	2,507	11,993
Cox & Kings Ltd.	3,244	8,544
Educomp Solutions Ltd.	2,228	5,568
EID Parry India Ltd.	2,954	9,581
Emami Ltd.	1,305	11,418
Federal Bank Ltd.	3,042	22,773
Financial Technologies India Ltd.	1,174	12,520
Fortis Healthcare Ltd.(a)	3,836	6,715
Great Eastern Shipping Co. Ltd. (The)	3,625	15,912
Gujarat Fluorochemicals Ltd.	855	6,104
Gujarat Gas Co. Ltd.	1,295	6,722
Gujarat Mineral Development Corp. Ltd.	4,079	12,944
Gujarat State Petronet Ltd.	6,127	6,901
GVK Power & Infrastructure Ltd.(a)	52,220	11,159
Hexaware Technologies Ltd.	8,836	18,771
Housing Development & Infrastructure Ltd.(a)	9,467	11,337
India Infoline Ltd.	12,290	10,931
Indiabulls Financial Services Ltd.	5,417	22,027
Indian Hotels Co. Ltd.	12,331	12,340
Indraprastha Gas Ltd.	1,872	6,445
IRB Infrastructure Developers Ltd.	4,791	9,611
IVRCL Ltd. Class L	15,942	11,526
Jammu & Kashmir Bank Ltd.	868	14,353
Jindal Saw Ltd.	7,375	16,271
Jubilant Foodworks Ltd.(a)	532	12,104
Kemrock Industries & Exports Ltd.	677	6,401
Manappuram Finance Ltd.	19,388	7,043
MAX India Ltd.(a)	8,761	28,768
Monnet Ispat & Energy Ltd.	1,388	9,877
PTC India Ltd.	12,802	12,663
Redington India Ltd.	9,894	14,482
REI Agro Ltd.	41,082	6,035
Sterling International Enterprises Ltd.(a)	6,275	468
Strides Arcolab Ltd.	1,188	14,416
Syndicate Bank	5,385	8,889
Tata Global Beverages Ltd.	9,969	19,101
Thermax Ltd.	1,744	13,905
Torrent Pharmaceuticals Ltd.	924	10,160
Voltas Ltd.	6,961	12,420
Welspun Corp. Ltd.	6,123	12,817
Wockhardt Ltd.(a)	815	11,559

		606,008
INDONESIA—4.89%
PT Agung Podomoro Land Tbk(a)	281,500	9,733
PT AKR Corporindo Tbk	31,000	11,130
PT Alam Sutera Realty Tbk	222,500	12,782
PT Bakrie and Brothers Tbk(a)	2,041,000	10,856
PT Bakrie Sumatera Plantations Tbk	315,500	7,887
PT Bakrie Telecom Tbk(a)	410,500	11,573
PT Bakrieland Development Tbk(a)	955,500	9,860
PT Bank Bukopin Tbk	111,000	7,557
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	76,000	7,357
PT Bank Tabungan Negara (Persero) Tbk	54,500	6,957
PT Barito Pacific Tbk(a)	126,500	7,805
PT Benakat Petroleum Energy Tbk(a)	464,000	9,774
PT Bhakti Investama Tbk	514,000	22,966

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

PT Ciputra Development Tbk	258,000	19,213
PT Citra Marga Nusaphala Persada Tbk	45,500	10,528
PT Energi Mega Persada Tbk(a)	601,500	9,342
PT Erajaya Swasembada Tbk(a)	36,500	6,174
PT Gajah Tunggal Tbk	33,000	8,601
PT Garuda Indonesia (Persero) Tbk(a)	188,000	14,200
PT Holcim Indonesia Tbk	42,000	10,277
PT Indah Kiat Pulp and Paper Tbk(a)	120,000	13,404
PT Japfa Comfeed Indonesia Tbk	17,000	7,505
PT Kawasan Industri Jababeka Tbk(a)	492,000	10,730
PT Krakatau Steel (Persero) Tbk	86,500	6,534
PT Lippo Karawaci Tbk	346,500	29,121
PT Medco Energi Internasional Tbk	48,500	9,339
PT Mitra Adiperkasa Tbk	18,500	13,777
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	41,500	10,596
PT Ramayana Lestari Sentosa Tbk	173,500	17,350
PT Sampoerna Agro Tbk	24,000	7,021
PT Sentul City Tbk(a)	521,000	13,856
PT Summarecon Agung Tbk	112,000	16,919
PT Surya Semesta Internusa Tbk	80,650	7,808
PT Timah (Persero)Tbk	40,000	5,830
PT Tower Bersama Infrastructure Tbk	44,500	15,149
PT Trada Maritime Tbk	113,500	10,022

		409,533
MALAYSIA—5.46%
Affin Holdings Bhd	9,600	9,292
Carlsberg Brewery Malaysia Bhd	3,800	12,580
Dialog Group Bhd	26,580	19,023
DRB-Hicom Bhd	21,100	16,299
Eastern & Oriental Bhd	30,300	13,852
Hai-O Enterprise Bhd	19,300	12,718
Hibiscus Petroleum Bhd(a)	10,600	5,180
IGB Corp. Bhd	31,000	26,487
IJM Land Bhd	15,500	10,263
KFC Holdings Malaysia Bhd	7,700	9,274
KLCC Property Holdings Bhd	19,600	22,494
KNM Group Bhd(a)	43,200	9,943
KPJ Healthcare Bhd	7,600	14,089
Kulim Malaysia Bhd	8,200	11,867
Mah Sing Group Bhd	15,500	9,872
Malaysian Airline System Bhd(a)	21,400	7,624
Malaysian Pacific Industries Bhd	11,900	11,143
Malaysian Resources Corp. Bhd	38,900	20,236
Media Prima Bhd	26,500	18,966
Multi-Purpose Holdings Bhd	16,200	16,293
OSK Holdings Bhd	36,187	17,456
Pharmaniaga Bhd	1,284	2,141
POS Malaysia Bhd(a)	17,400	14,867
QL Resources Bhd	11,800	11,570
Sapurakencana Petroleum Bhd(a)	37	26
Sarawak Oil Palms Bhd	4,200	8,223
Scomi Group Bhd(a)	150,600	10,683
Sunway Real Estate Investment Trust Bhd	63,900	25,989
TAN Chong Motor Holdings Bhd	11,900	16,883
TIME dotCom Bhd(a)	10,400	10,362
Top Glove Corp. Bhd	9,700	13,670
Uchi Technologies Bhd	42,600	16,923
Wah Seong Corp. Bhd	17,500	10,538
WCT Bhd	26,600	20,295

		457,121

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

MEXICO—2.31%
Alsea SAB de CV(a)	10,659	12,477
Axtel SAB de CV CPO(a)	28,400	6,383
Bolsa Mexicana de Valores SAB de CV	6,100	10,717
Consorcio ARA SAB de CV(a)	46,400	13,247
Controladora Comercial Mexicana SAB de CV BC Units	4,149	7,020
Corporacion Geo SAB de CV Series B(a)	12,900	12,354
Desarrolladora Homex SAB de CV(a)	6,200	13,567
Empresas ICA SAB de CV(a)	15,900	23,673
Genomma Lab Internacional SAB de CV Series B(a)	8,958	15,726
Gruma SAB de CV Series B(a)	5,400	11,828
Grupo Aeroportuario del Sureste SAB de CV Series B	3,700	26,715
Grupo Herdez SAB de CV	3,600	7,187
Industrias CH SAB de CV Series B(a)	5,100	20,509
Promotora y Operadora Infraestructura SAB de CV(a)	134	530
TV Azteca SAB de CV CPO	18,900	11,412
Urbi Desarrollos Urbanos SAB de CV(a)	52	45

		193,390
PHILIPPINES—1.84%
Belle Corp.(a)	119,833	13,084
Cebu Air Inc.(a)	5,280	8,362
Filinvest Land Inc.	524,000	15,176
First Gen Corp.(a)	30,600	11,563
First Philippine Holdings Corp.	5,010	8,257
Manila Water Co. Inc.	22,300	12,661
Megaworld Corp.	285,000	13,298
Philex Petroleum Corp.(a)	9,000	8,482
Philippine National Bank(a)	7,576	12,538
Puregold Price Club Inc.	13,549	7,147
Robinsons Land Corp.	52,900	21,766
Security Bank Corp.	4,500	13,550
SM Development Corp.	59,800	8,454

		154,338
POLAND—1.10%
Budimex SA	729	14,265
KRUK SA(a)	1,040	13,460
Lubelski Wegiel Bogdanka SA	796	26,079
Netia SA(a)	7,186	11,681
Polimex-Mostostal SA	35,920	12,000
Warsaw Stock Exchange	1,059	11,295
Zaklady Azotowe w Tarnowie-Moscicach SA(a)	284	3,022

		91,802
RUSSIA—0.65%
OGK-1 OAO(a)	426,900	7,906
OGK-2 OJSC	618,461	7,423
PIK Group(a)	3,700	8,396
RBC OJSC(a)	25,300	12,280
Sollers OJSC(a)	1,053	12,723
VSMPO-AVISMA Corp.	45	6,056

		54,784
SOUTH AFRICA—8.78%
Acucap Properties Ltd.	5,416	25,874
Adcock Ingram Holdings Ltd.	3,136	20,879
Aeci Ltd.	2,736	25,723

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

Afgri Ltd.	13,674	9,184
African Oxygen Ltd.	7,021	15,721
Allied Technologies Ltd.(a)	1,212	6,804
Astral Foods Ltd.	1,139	16,126
AVI Ltd.	3,726	21,186
Brait SE(a)	10,021	28,900
Capital Property Fund	13,558	15,045
Cipla Medpro South Africa Ltd.	17,682	15,242
City Lodge Hotels Ltd.	1,625	15,137
Clicks Group Ltd.	4,450	24,320
Clover Industries Ltd.	3,455	5,428
Coronation Fund Managers Ltd.	3,559	10,941
DataTec Ltd.	5,172	26,080
DRDGOLD Ltd.	10,172	6,535
Emira Property Fund	10,819	15,784
Famous Brands Ltd.	1,681	10,603
Fountainhead Property Trust	29,093	24,025
Grindrod Ltd.	9,878	16,603
Group Five Ltd.	3,169	8,921
Hyprop Investments Ltd.	2,623	17,770
Illovo Sugar Ltd.	5,270	16,589
JD Group Ltd.	3,600	18,763
JSE Ltd.	2,355	19,566
Lewis Group Ltd.	1,551	13,268
Mondi Ltd.	2,605	20,292
Murray & Roberts Holdings Ltd.(a)	7,829	24,508
Nampak Ltd.	9,992	26,844
Omnia Holdings Ltd.	1,727	20,071
Palabora Mining Co. Ltd.	492	8,505
Pick’n Pay Holdings Ltd.	5,070	11,607
Pinnacle Technology Holdings Ltd.	2,803	5,009
Resilient Property Income Fund Ltd.	4,143	19,231
Royal Bafokeng Platinum Ltd.(a)	1,087	6,697
SA Corporate Real Estate Fund Nominees Pty Ltd.	47,032	17,799
Sun International Ltd.	2,181	21,017
Super Group Ltd.(a)	11,664	20,082
Sycom Property Fund	3,692	10,630
Tongaat Hulett Ltd.	2,254	31,330
Vukile Property Fund Ltd.	10,969	20,628
Wilson Bayly Holmes-Ovcon Ltd.	1,282	19,916

		735,183
SOUTH KOREA—15.70%
3S Korea Co. Ltd.(a)	364	5,536
Able C&C Co. Ltd.	200	9,405
Ahnlab Inc.	149	14,114
AmorePacific Group	81	20,966
Asiana Airlines Inc.(a)	2,000	10,794
Binggrae Co. Ltd.	276	15,621
Capro Corp.	520	7,270
Chabio & Diostech Co. Ltd.(a)	1,002	7,454
Cheil Worldwide Inc.	2,220	33,951
CJ CGV Co. Ltd.	600	13,090
CJ E&M Corp.(a)	520	12,513
CJ O Shopping Co. Ltd.	68	10,693
CNK International Co. Ltd.(a)	4,280	9,429
CrucialTec Co. Ltd.(a)	1,067	6,636
Daishin Securities Co. Ltd.	1,920	14,511
Daum Communications Corp.	257	22,015
Digitech Systems Co. Ltd.(a)	943	10,706
Dong-A Pharmaceutical Co. Ltd.	195	11,813
Dongsuh Co. Inc.	406	10,492

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

Dongyang Mechatronics Corp.	850	9,831
Doosan Engine Co. Ltd.(a)	760	6,761
Duksan Hi-Metal Co. Ltd.(a)	505	10,205
Fila Korea Ltd.	227	15,021
Foosung Co. Ltd.(a)	1,610	7,475
Gamevil Inc.(a)	113	8,425
GemVax & Kael Co. Ltd.(a)	517	16,273
Grand Korea Leisure Co. Ltd.	480	9,273
Green Cross Corp.	119	12,805
GS Home Shopping Inc.	91	7,756
Halla Climate Control Corp.	900	15,251
Hana Tour Service Inc.	294	11,284
Handsome Co. Ltd.	530	13,719
Hanjin Heavy Industries & Construction Co. Ltd.(a)	770	9,949
Hanjin Shipping Co. Ltd.(a)	1,870	21,310
Hanmi Pharm Co. Ltd.(a)	200	8,642
Hansol Paper Co.	1,810	11,118
Hanwha Securities Co.	3,790	12,652
Hotel Shilla Co. Ltd.	740	33,732
Huchems Fine Chemical Corp.	650	11,896
Hwa Shin Co. Ltd.	750	6,304
Hyundai Corp.	400	7,202
Hyundai Greenfood Co. Ltd.	930	12,923
Hyundai Home Shopping Network Corp.	137	13,987
Ilyang Pharmaceutical Co. Ltd.(a)	400	8,134
Infraware Inc.(a)	788	5,522
Interflex Co. Ltd.	185	8,245
INTOPS Co. Ltd.	610	8,838
Jusung Engineering Co. Ltd.(a)	1,438	9,126
KEPCO Plant Service & Engineering Co. Ltd.	400	15,166
KIWOOM Securities Co. Ltd.	349	22,473
Kolon Industries Inc.	348	19,165
Komipharm International Co. Ltd.(a)	1,155	8,259
Korea Petrochemical Ind Co. Ltd.	130	7,369
Korean Reinsurance Co.	1,806	17,674
KT Skylife Co. Ltd.(a)	680	11,696
Kumho Industrial Co. Ltd.(a)	1,890	10,089
Kumho Tire Co. Inc.(a)	1,030	11,432
LG Fashion Corp.	440	11,818
LG Hausys Ltd.	299	14,997
LG International Corp.	672	21,864
LG Life Sciences Ltd.(a)	420	10,178
LIG Insurance Co. Ltd.	830	18,073
Lock & Lock Co. Ltd.	375	9,945
Lotte Chilsung Beverage Co. Ltd.	15	17,196
Lotte Midopa Co. Ltd.	1,110	12,932
Lotte Samkang Co. Ltd.	33	14,959
Medipost Co. Ltd.(a)	197	13,353
MegaStudy Co. Ltd.	112	7,857
Meritz Finance Group Inc.(a)	4,730	9,739
Meritz Fire & Marine Insurance Co. Ltd.	1,190	11,797
Namhae Chemical Corp.	1,250	9,151
Namyang Dairy Products Co. Ltd.	19	10,512
Neowiz Games Corp.(a)	310	7,696
Nexen Tire Corp.	840	14,875
NongShim Co. Ltd.	82	14,625
OCI Materials Co. Ltd.	155	5,910
Paradise Co. Ltd.	891	9,323
Partron Co. Ltd.	1,215	13,743
Poongsan Corp.	500	10,824
POSCO Chemtech Co. Ltd.	63	6,923
Posco ICT Co. Ltd.	1,958	11,347
RNL BIO Co. Ltd.(a)	2,230	7,038

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

S&T Dynamics Co. Ltd.	1,060	10,957
Samsung Fine Chemicals Co. Ltd.	471	21,949
Samyang Holdings Corp.	128	5,694
SeAH Besteel Corp.	240	8,053
Seegene Inc.(a)	168	6,946
Seoul Semiconductor Co. Ltd.	992	19,205
SFA Engineering Corp.	304	14,089
SK Broadband Co. Ltd.(a)	4,666	11,583
SK Chemicals Co. Ltd.	351	15,435
SK Communications Co. Ltd.(a)	965	6,067
SK Securities Co. Ltd.	14,210	13,906
SKC Co. Ltd.	421	14,892
SM Entertainment Co.(a)	360	12,765
Soulbrain Co. Ltd.	281	6,857
STX Corp. Co. Ltd.	1,110	9,160
STX Engine Co. Ltd.	750	6,958
STX Offshore & Shipbuilding Co. Ltd.	1,230	11,203
Sung Kwang Bend Co. Ltd.	669	10,656
Sungwoo Hitech Co. Ltd.	809	8,739
Suprema Inc.	786	8,491
Taekwang Industrial Co. Ltd.	9	6,024
Taewoong Co. Ltd.(a)	361	6,928
Taihan Electric Wire Co. Ltd.(a)	4,200	9,590
TK Corp.(a)	629	12,204
Tong Yang Life Insurance Co.	920	7,109
TONGYANG Securities Inc.	3,480	11,883
Wonik IPS Co. Ltd.(a)	1,659	10,444
Woongjin Thinkbig Co. Ltd.	1,070	8,966
Youngone Corp.	690	17,539

		1,314,958
TAIWAN—20.47%
Ability Enterprise Co. Ltd.	18,000	17,036
ALI Corp.	17,000	19,820
Altek Corp.	17,133	12,312
Ambassador Hotel Ltd. (The)	9,000	9,121
AmTRAN Technology Co. Ltd.	37,312	30,502
Asia Optical Co. Inc.(a)	10,000	8,962
Asia Polymer Corp.	18,000	18,725
BES Engineering Corp.	50,000	11,475
Career Technology MFG. Co. Ltd.	7,000	10,718
Cathay Real Estate Development Co. Ltd.	21,000	9,252
Chailease Holding Co. Ltd.	13,000	20,035
Cheng Loong Corp.	44,000	16,658
China Bills Finance Corp.	30,000	12,614
China Manmade Fibers Corp.(a)	31,000	9,607
China Steel Chemical Corp.	2,000	9,012
China Synthetic Rubber Corp.	17,000	16,517
Chipbond Technology Corp.	18,000	23,700
Chong Hong Construction Co.	4,000	7,692
Chroma ATE Inc.	9,000	20,233
Chung Hung Steel Corp.	42,000	11,778
Compal Communications Inc.	10,000	12,195
Compeq Manufacturing Co.(a)	38,000	15,086
Coretronic Corp.	18,000	16,644
CSBC Corp.	14,000	10,999
Cyberlink Corp.	6,213	17,714
CyberTAN Technology Inc.	14,000	11,632
D-Link Corp.	22,000	14,741
Dynapack International Technology Corp.	3,000	15,529
Elan Microelectronics Corp.	14,000	18,269
Faraday Technology Corp.	14,000	17,589

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

FLEXium Interconnect Inc.	5,229	20,497
Formosan Rubber Group Inc.	15,000	9,800
G Tech Optoelectronics Corp.	4,000	12,007
Gemtek Technology Corp.	20,000	17,087
Genesis Photonics Inc.(a)	6,000	6,131
Gigabyte Technology Co. Ltd.	21,000	18,398
Gigastorage Corp.	10,400	8,833
Global Unichip Corp.	4,000	15,277
Gloria Material Technology Corp.(a)	14,000	15,244
Goldsun Development & Construction Co. Ltd.	30,000	10,352
Grand Pacific Petrochemical Corp.	20,000	8,175
Great Wall Enterprise Co. Ltd.	9,770	9,378
Greatek Electronics Inc.	26,000	19,904
Green Energy Technology Inc.	12,125	11,029
HannStar Display Corp.(a)	66,000	5,639
HannsTouch Solution Inc.(a)	28,000	11,538
Hey Song Corp.	10,000	12,229
Ho Tung Chemical Corp.(a)	25,640	14,732
Holy Stone Enterprise Co. Ltd.	25,000	22,698
Huaku Development Co. Ltd.	4,000	9,287
Huang Hsiang Construction Co.	4,000	8,443
Hung Sheng Construction Co. Ltd.	37,000	18,470
Infortrend Technology Inc.	20,000	14,674
ITEQ Corp.	16,000	17,046
Jih Sun Financial Holdings Co. Ltd.	27,379	7,751
Kenda Rubber Industrial Co. Ltd.	11,000	12,807
Kerry TJ Logistics Co. Ltd.	10,000	11,106
Kindom Construction Co.	13,000	7,818
King Yuan Electronics Co. Ltd.	55,000	25,797
King’s Town Bank(a)	14,000	8,114
Kinpo Electronics Inc.	94,000	21,258
Lealea Enterprise Co. Ltd.	23,000	8,939
Lien Hwa Industrial Corp.	15,000	8,870
LITE-ON IT Corp.	15,000	14,323
Makalot Industrial Co. Ltd.	6,000	17,207
Masterlink Securities Corp.	26,000	7,814
Mercuries & Associates Ltd.	9,000	6,694
Merida Industry Co. Ltd.	5,000	18,092
Micro-Star International Co. Ltd.	42,000	20,052
Microbio Co. Ltd.	12,000	15,076
MIN AIK Technology Co. Ltd.	6,000	14,574
MiTAC International Corp.	57,000	18,982
Oriental Union Chemical Corp.	10,000	11,894
Pan-International Industrial Corp.	16,000	15,787
PChome Online Inc.	2,000	10,855
Phihong Technology Co. Ltd.	8,000	8,376
Pixart Imaging Inc.	7,560	20,313
President Securities Corp.	17,000	8,800
Prince Housing & Development Corp.	15,190	10,433
Radium Life Tech Co. Ltd.	31,245	20,308
Ritek Corp.(a)	116,000	16,517
Sanyang Industry Co. Ltd.	23,820	13,567
Senao International Co. Ltd.	3,000	11,056
Shihlin Electric & Engineering Corp.	15,000	17,866
Shining Building Business Co. Ltd.(a)	10,000	8,527
Shinkong Synthetic Fibers Corp.	42,135	12,634
Shinkong Textile Co. Ltd.	9,000	12,302
Silitech Technology Corp.	6,000	13,709
Sinyi Realty Co.	6,000	8,433
Soft-World International Corp.	7,140	18,850
Solar Applied Materials Technology Corp.	8,000	10,185
Solartech Energy Corp.	10,000	11,090
Ta Chen Stainless Pipe Co. Ltd.(a)	42,000	22,233

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

Ta Chong Bank Ltd.(a)	30,000	9,347
Taichung Commercial Bank Co. Ltd.(a)	27,250	8,189
Taiflex Scientific Co. Ltd.	7,000	10,847
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	8,751
Taiwan Life Insurance Co. Ltd.	15,850	9,134
Taiwan Paiho Ltd.	15,000	10,252
Taiwan Secom Co. Ltd.	12,000	25,650
Taiwan Surface Mounting Technology Co. Ltd.	6,000	12,061
Taiwan TEA Corp.	19,000	9,421
Taiwan-Sogo Shinkong Security Corp.	21,000	21,001
Ton Yi Industrial Corp.	16,000	8,148
Tong Hsing Electronic Industries Ltd.	4,000	12,865
Tong Yang Industry Co. Ltd.	15,370	14,470
Tsann Kuen Enterprise Co. Ltd.	5,000	11,039
TTY Biopharm Co. Ltd.	3,000	11,207
TXC Corp.	17,000	24,889
Union Bank of Taiwan(a)	32,000	10,163
Unity Opto Technology Co. Ltd.	17,679	18,154
UPC Technology Corp.	15,000	7,965
USI Corp.	13,000	11,433
Visual Photonics Epitaxy Co. Ltd.	9,000	14,775
Wafer Works Corp.	15,000	11,056
Wah Lee Industrial Corp.	14,000	18,433
Waterland Financial Holdings Co. Ltd.	29,828	9,833
Win Semiconductors Corp.	10,000	15,395
WT Microelectronics Co. Ltd.	10,000	13,066
Yageo Corp.	61,000	18,434
Yieh Phui Enterprise Co. Ltd.	65,700	20,471
Yuen Foong Yu Paper Manufacturing Co. Ltd.	33,000	13,765
YungShin Global Holding Corp.	7,000	9,557
Yungtay Engineering Co. Ltd.	6,000	9,609
Zinwell Corp.	13,000	13,371

		1,714,795
THAILAND—3.72%
Amata Corp. PCL NVDR	31,200	15,887
Bumrungrad Hospital PCL NVDR	12,300	24,356
Delta Electronics (Thailand) PCL NVDR	24,400	16,566
Electricity Generating PCL NVDR	3,400	11,114
Esso (Thailand) PCL NVDR	28,700	8,254
Hana Microelectronics PCL NVDR	27,200	17,868
Hemaraj Land and Development PCL NVDR	179,500	15,685
Jasmine International PCL NVDR	107,600	10,078
Khon Kaen Sugar Industry PCL NVDR	25,900	10,176
Kiatnakin Bank PCL NVDR	17,500	18,427
Minor International PCL NVDR	35,850	14,649
Phatra Capital PCL NVDR	5,400	5,219
Pruksa Real Estate PCL NVDR	23,100	10,020
Ratchaburi Electricity Generating Holding PCL NVDR	10,200	13,305
Robinson Department Store PCL NVDR	8,600	15,813
Sahaviriya Steel Industries PCL NVDR(a)	582,700	12,271
Sri Trang Agro-Industry PCL NVDR	15,400	7,309
Supalai PCL NVDR	25,100	12,071
Thai Airways International PCL NVDR(a)	22,100	14,935
Thai Tap Water Supply PCL NVDR	59,400	12,229
Thai Vegetable Oil PCL NVDR	13,700	8,871
Thanachart Capital PCL NVDR	15,900	13,494
TISCO Financial Group PCL NVDR	7,800	8,949
True Corp. PCL NVDR(a)	120,300	13,990

		311,536

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

May 31, 2012

TURKEY—2.38%
Afyon Cimento Sanayi TAS(a)	147	6,507
Bagfas Bandirma Gubre Fabrikalari AS	104	9,068
Bizim Toptan Satis Magazalari AS	1,040	13,337
Eczacibasi Yatirim Holding Ortakligi AS(a)	4,819	15,101
Ihlas Holding AS(a)	26,053	14,539
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	44,876	19,505
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	3,826	6,426
Koza Anadolu Metal Madencilik Isletmeleri AS New(a)	9,140	15,400
Net Holding AS(a)	9,185	7,639
Nortel Networks Netas Telekomunikasyon AS	71	9,086
Polyester Sanayi AS(a)	10,615	6,949
Saf Gayrimenkul Yatirim Ortakligi AS	21,974	12,852
Tat Konserve Sanayii AS(a)	7,443	8,347
Turkiye Sinai Kalkinma Bankasi AS	14,351	16,864
Ulker Biskuvi Sanayi AS	7,575	25,444
Yazicilar Holding AS	2,014	12,536

		199,600

TOTAL COMMON STOCKS
(Cost: $9,301,942)		8,195,009

PREFERRED STOCKS—1.81%

BRAZIL—1.81%
Banco ABC Brasil SA	2,000	10,970
Banco Daycoval SA	2,000	9,735
Banco Industrial e Comercial SA	2,100	6,745
Banco Panamericano SA	15,711	36,318
Companhia de Ferro Ligas da Bahia - Ferbasa	2,500	12,898
Contax Participacoes SA	1,500	17,567
GOL Linhas Aereas Inteligentes SA	2,700	10,727
Marcopolo SA	4,700	21,832
Randon Implementos e Participacoes SA	2,700	12,422
Saraiva Livreiros Editores SA	1,100	12,393

		151,607

TOTAL PREFERRED STOCKS
(Cost: $173,195)		151,607
TOTAL INVESTMENTS IN SECURITIES—99.65%
(Cost: $9,475,137)		8,346,616
Other Assets, Less Liabilities—0.35%		29,664

NET ASSETS—100.00%		$8,376,280

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

See accompanying notes to consolidated schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—90.41%

BRAZIL—5.95%
Banco do Brasil SA	3,100	$30,638
Banco Santander (Brasil) SA Units	4,200	33,830
BM&F Bovespa SA	9,600	45,304
Centrais Eletricas Brasileiras SA	500	3,279
Companhia de Saneamento Basico do Estado de Sao Paulo	600	21,054
Companhia de Saneamento de Minas Gerais SA	400	8,500
Companhia Siderurgica Nacional SA	4,000	25,676
CPFL Energia SA	1,100	13,415
EDP Energias do Brasil SA	1,500	9,562
Embraer SA	2,700	19,146
Fibria Celulose SA(a)	1,100	7,186
JBS SA(a)	4,200	11,311
Light SA	400	4,685
Obrascon Huarte Lain Brasil SA	600	4,833
Oi SA	1	4
PDG Realty SA Empreendimentos e Participacoes	5,700	9,464
Petroleo Brasileiro SA	15,800	154,592
Porto Seguro SA	500	4,420
Redecard SA	1,000	15,319
Sul America SA Units	610	4,232
Tractebel Energia SA	500	8,265
Vale SA	4,700	87,304

		522,019
CHILE—1.87%
AES Gener SA	13,471	7,365
Aguas Andinas SA	9,972	5,741
Banco de Chile	93,799	12,901
Banco de Credito e Inversiones	164	9,751
Banco Santander (Chile) SA	352,271	25,065
CAP SA	220	7,788
CorpBanca SA	536,337	6,410
E.CL SA	1,764	4,048
Empresa Nacional de Telecomunicaciones SA	443	7,805
Empresas CMPC SA	5,963	22,014
Empresas Copec SA	2,474	32,995
Enersis SA	65,234	22,363

		164,246
CHINA—18.61%
Agile Property Holdings Ltd.	4,000	4,644
Air China Ltd. Class H(a)	10,000	6,108
Aluminum Corp. of China Ltd. Class H(a)	20,000	8,659
Angang Steel Co. Ltd. Class H(a)	8,000	4,587
Anta Sports Products Ltd.	5,000	4,098
Bank of China Ltd. Class H	404,000	155,648
Bank of Communications Co. Ltd. Class H	39,000	25,327
Bosideng International Holdings Ltd.	18,000	4,152
BYD Co. Ltd. Class H(a)	2,000	4,067
China Agri-Industries Holdings Ltd.	8,000	5,762
China BlueChemical Ltd. Class H(a)	8,000	5,525
China CITIC Bank Corp. Ltd. Class H	37,000	19,165
China Construction Bank Corp. Class H	387,000	268,277
China COSCO Holdings Co. Ltd. Class H	13,000	6,231

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

China Everbright Ltd.	4,000	5,340
China Merchants Holdings (International) Co. Ltd.	6,000	18,207
China Minsheng Banking Corp. Ltd. Class H	19,500	18,618
China Mobile Ltd.	32,500	328,733
China Molybdenum Co. Ltd. Class H(a)	1,109	429
China Petroleum & Chemical Corp. Class H	92,000	81,914
China Railway Group Ltd. Class H	21,000	8,118
China Rongsheng Heavy Industries Group Holdings Ltd.	16,000	4,391
China Shipping Container Lines Co. Ltd. Class H(a)	23,000	5,779
China Shipping Development Co. Ltd. Class H	8,000	4,329
China Southern Airlines Co. Ltd. Class H(a)	10,000	4,265
China Telecom Corp. Ltd. Class H(a)	74,000	33,945
China Yurun Food Group Ltd.	5,000	5,115
China Zhongwang Holdings Ltd.(a)	12,400	4,841
Chongqing Rural Commercial Bank Co. Ltd. Class H	12,000	5,118
CITIC Pacific Ltd.	7,000	10,787
CITIC Securities Co. Ltd. Class H(a)	3,000	6,123
COSCO Pacific Ltd.	8,000	9,813
Country Garden Holdings Co. Ltd.(a)	14,687	5,507
Datang International Power Generation Co. Ltd. Class H(a)	16,000	5,525
Fosun International Ltd.	8,500	4,655
Franshion Properties (China) Ltd.	22,000	6,463
GCL-Poly Energy Holdings Ltd.	40,000	9,638
Guangdong Investment Ltd.	14,000	9,272
Guangzhou R&F Properties Co. Ltd. Class H	5,200	6,848
Huaneng Power International Inc. Class H(a)	16,000	10,164
Industrial and Commercial Bank of China Ltd. Class H	349,000	212,255
Jiangsu Expressway Co. Ltd. Class H(a)	6,000	5,713
Jiangxi Copper Co. Ltd. Class H	7,000	14,720
Kingboard Chemical Holdings Co. Ltd.	3,000	6,479
Lee & Man Paper Manufacturing Ltd.	13,000	5,712
Lonking Holdings Ltd.	13,000	4,037
Metallurgical Corp. of China Ltd. Class H(a)	22,000	4,847
PetroChina Co. Ltd. Class H	116,000	146,778
Poly (Hong Kong) Investments Ltd.(a)	11,000	5,344
Renhe Commercial Holdings Co. Ltd.	2,587	130
Shanghai Electric Group Co. Ltd. Class H	14,000	6,296
Shanghai Industrial Holdings Ltd.	3,000	8,388
Shimao Property Holdings Ltd.	8,500	11,391
Shougang Fushan Resources Group Ltd.	16,000	5,298
Shui On Land Ltd.	14,500	5,736
Sino-Ocean Land Holdings Ltd.	18,000	7,399
Sinopec Shanghai Petrochemical Co. Ltd. Class H	16,000	4,597
SOHO China Ltd.	11,000	7,455
Weichai Power Co. Ltd. Class H(a)	1,000	4,413
Yanzhou Coal Mining Co. Ltd. Class H(a)	10,000	16,828
Yuexiu Property Co. Ltd.	30,000	7,229
Zhejiang Expressway Co. Ltd. Class H	8,000	5,505

		1,632,737
COLOMBIA—1.04%
Bancolombia SA SP ADR	528	31,263
Ecopetrol SA SP ADR	1,000	59,560

		90,823
CZECH REPUBLIC—0.32%
Komercni Banka AS	80	11,879
Telefonica O2 Czech Republic AS	866	15,763

		27,642

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

EGYPT—0.32%
Commercial International Bank Egypt SAE SP GDR	3,800	15,200
Orascom Telecom Holding SAE SP GDR(a)(b)	5,002	12,440

		27,640
HUNGARY—0.30%
Magyar Telekom Telecommunications PLC	2,879	5,001
OTP Bank Nyrt	1,240	16,920
Richter Gedeon Nyrt	32	4,670

		26,591
INDIA—6.06%
ACC Ltd.	314	6,380
Aditya Birla Nuvo Ltd.	305	4,079
Ambuja Cements Ltd.	3,499	9,424
Axis Bank Ltd.	480	8,299
Bank of India	723	4,388
Bharat Heavy Electricals Ltd.	3,262	12,320
Bharat Petroleum Corp. Ltd.	484	6,013
Cairn India Ltd.(a)	846	5,033
Canara Bank Ltd.	530	3,795
Coal India Ltd.	1,481	8,481
DLF Ltd.	2,229	7,327
GAIL (India) Ltd.	2,147	12,280
Hero Motocorp Ltd.	216	7,039
Hindalco Industries Ltd.	5,957	12,374
ICICI Bank Ltd.	2,322	32,386
Infosys Ltd.	2,294	99,238
Infrastructure Development Finance Co. Ltd.	5,244	11,705
JSW Steel Ltd.	468	5,239
Larsen & Toubro Ltd.	1,145	23,908
Mahindra & Mahindra Ltd.	1,644	19,105
NTPC Ltd.	3,277	8,566
Oil & Natural Gas Corp. Ltd.	4,128	18,612
Piramal Healthcare Ltd.	608	4,747
Power Finance Corp. Ltd.	1,466	3,887
Power Grid Corp. of India Ltd.	6,303	11,914
Reliance Communications Ltd.	2,753	3,164
Reliance Industries Ltd.	7,157	89,925
Reliance Infrastructure Ltd.	570	4,556
Rural Electrification Corp. Ltd.	1,594	4,672
Sesa Goa Ltd.	1,848	6,159
State Bank of India	675	24,713
Sterlite Industries (India) Ltd.	7,235	12,117
Tata Power Co. Ltd.	5,353	8,913
Tata Steel Ltd.	1,623	11,666
Unitech Ltd.(a)	9,558	3,634
United Phosphorus Ltd.	1,687	3,327
Wipro Ltd.	1,046	7,637
Zee Entertainment Enterprises Ltd.	1,947	4,582

		531,604
INDONESIA—2.81%
PT Adaro Energy Tbk	76,500	11,963
PT Astra Agro Lestari Tbk	2,500	5,439
PT Astra International Tbk	5,000	34,202
PT Bank Danamon Indonesia Tbk	18,000	10,149
PT Bank Mandiri (Persero) Tbk	50,000	36,702
PT Bank Negara Indonesia (Persero) Tbk	40,000	15,745

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

PT Bank Rakyat Indonesia (Persero) Tbk	20,500	12,322
PT Indo Tambangraya Megah Tbk	1,500	5,394
PT Indofood Sukses Makmur Tbk	24,000	12,064
PT Indosat Tbk	8,500	3,527
PT Perusahaan Gas Negara (Persero) Tbk	59,000	23,223
PT Semen Gresik (Persero) Tbk	16,500	19,221
PT Telekomunikasi Indonesia (Persero) Tbk	56,000	46,468
PT Unilever Indonesia Tbk	3,000	6,558
PT Vale Indonesia Tbk	12,000	3,191

		246,168
MALAYSIA—3.63%
Alliance Financial Group Bhd	4,800	6,205
AMMB Holdings Bhd	7,000	13,705
Berjaya Corp. Bhd	16,100	4,086
Berjaya Sports Toto Bhd	3,500	4,602
British American Tobacco (Malaysia) Bhd	400	6,866
CIMB Group Holdings Bhd	8,300	19,626
Genting Malaysia Bhd	16,600	19,312
IOI Corp. Bhd	13,600	22,511
Lafarge Malayan Cement Bhd	2,500	5,541
Malayan Banking Bhd	18,000	49,657
Malaysia Airports Holdings Bhd	2,700	4,937
Maxis Communications Bhd	12,900	25,176
MISC Bhd	5,900	7,496
PPB Group Bhd	2,700	14,472
RHB Capital Bhd	2,200	5,154
Sime Darby Bhd	14,700	44,864
Telekom Malaysia Bhd	4,000	6,798
Tenaga Nasional Bhd	14,700	30,913
UMW Holdings Bhd	2,400	6,046
YTL Corp. Bhd	26,300	15,257
YTL Power International Bhd	10,600	5,548

		318,772
MEXICO—4.62%
Alfa SAB de CV Series A	833	10,452
America Movil SAB de CV Series L	107,275	125,948
Cemex SAB de CV CPO(a)	57,408	32,137
El Puerto de Liverpool SA de CV Series C1	700	5,052
Fomento Economico Mexicano SAB de CV BD Units	10,800	85,043
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,524	5,401
Grupo Carso SAB de CV Series A1	3,100	8,699
Grupo Financiero Inbursa SAB de CV Series O	4,364	9,050
Grupo Mexico SAB de CV Series B	20,800	54,794
Grupo Modelo SAB de CV Series C	3,600	25,008
Grupo Televisa SAB CPO	7,000	26,678
Kimberly-Clark de Mexico SAB de CV Series A	9,000	15,699
Urbi Desarrollos Urbanos SAB de CV(a)	1,182	1,016

		404,977
PERU—0.61%
Compania de Minas Buenaventura SA SP ADR	503	19,687
Southern Copper Corp.	1,184	33,685

		53,372
PHILIPPINES—0.84%
Aboitiz Power Corp.	9,200	7,476
Alliance Global Group Inc.	19,600	5,614

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

Ayala Corp.	990	10,058
Bank of the Philippine Islands	3,920	6,037
BDO Unibank Inc.	4,841	7,845
Globe Telecom Inc.	190	4,935
Metropolitan Bank & Trust Co.	2,850	5,889
Philippine Long Distance Telephone Co.	235	12,640
San Miguel Corp.	2,475	6,656
Universal Robina Corp.	4,400	6,574

		73,724
POLAND—1.29%
Bank Handlowy w Warszawie SA	224	4,540
Bank Pekao SA(a)	234	9,263
ENEA SA	903	4,056
Jastrzebska Spolka Weglowa SA(a)	221	5,584
KGHM Polska Miedz SA	760	27,311
Polska Grupa Energetyczna SA	2,402	12,476
Polski Koncern Naftowy Orlen SA(a)	1,708	15,944
Powszechny Zaklad Ubezpieczen SA	319	26,509
Tauron Polska Energia SA	6,062	7,301

		112,984
RUSSIA—5.49%
Gazprom OAO	57,220	251,311
IDGC Holding JSC(a)	97,000	4,346
Inter RAO UES OJSC(a)	4,800,000	4,043
LUKOIL OAO	2,792	143,450
MMC Norilsk Nickel OJSC	259	38,127
Novolipetsk Steel OJSC SP GDR(b)	359	5,665
Sistema JSFC SP GDR(b)	325	5,551
Surgutneftegas OJSC	20,800	15,421
VTB Bank OJSC	8,620,000	13,665

		481,579
SOUTH AFRICA—7.85%
Absa Group Ltd.	1,514	26,526
African Bank Investments Ltd.	3,937	16,702
African Rainbow Minerals Ltd.	296	5,815
Anglo American Platinum Ltd.	143	7,953
Assore Ltd.	170	5,560
Aveng Ltd.	2,093	9,412
Barloworld Ltd.	754	7,450
Exxaro Resources Ltd.	273	6,032
FirstRand Ltd.	15,747	47,363
Gold Fields Ltd.	2,728	36,386
Growthpoint Properties Ltd.	9,229	22,314
Harmony Gold Mining Co. Ltd.	1,052	10,385
Impala Platinum Holdings Ltd.	2,722	42,604
Imperial Holdings Ltd.	979	18,906
Investec Ltd.	1,313	6,748
Kumba Iron Ore Ltd.	184	11,283
Liberty Holdings Ltd.	633	6,425
MMI Holdings Ltd.	6,069	11,831
Nedbank Group Ltd.	1,100	21,196
Pretoria Portland Cement Co. Ltd.	1,716	5,586
Redefine Properties Ltd.	14,967	14,335
Remgro Ltd.	2,501	38,541
Reunert Ltd.	1,110	8,809
RMB Holdings Ltd.	4,123	16,085
RMI Holdings Ltd.	2,505	4,828

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

Sanlam Ltd.	9,822	38,376
Sappi Ltd.(a)	2,589	8,301
Sasol Ltd.	2,879	121,448
Standard Bank Group Ltd.	6,505	86,619
Vodacom Group Ltd.	2,128	25,229

		689,048
SOUTH KOREA—13.88%
BS Financial Group Inc.	980	9,632
Cheil Industries Inc.	105	8,656
CJ Corp.	75	5,147
Daelim Industrial Co. Ltd.	151	12,756
Daewoo Engineering & Construction Co. Ltd.(a)	560	4,047
Daewoo Securities Co. Ltd.(a)	960	8,297
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	510	11,797
DGB Financial Group Inc.	720	8,937
Dongbu Insurance Co. Ltd.	230	9,208
Dongkuk Steel Mill Co. Ltd.	240	3,325
Doosan Corp.	54	5,719
Doosan Heavy Industries & Construction Co. Ltd.	228	10,432
Doosan Infracore Co. Ltd.(a)	270	4,449
GS Engineering & Construction Corp.	194	13,232
GS Holdings Corp.	271	12,721
Hana Financial Group Inc.	1,190	37,507
Hanwha Chemical Corp.	450	7,873
Hanwha Corp.	240	5,724
Hyosung Corp.	119	5,324
Hyundai Development Co.	300	5,986
Hyundai Heavy Industries Co. Ltd.	228	51,579
Hyundai Merchant Marine Co. Ltd.(a)	230	4,882
Hyundai Mipo Dockyard Co. Ltd.	58	5,799
Hyundai Motor Co.	534	110,397
Hyundai Securities Co. Ltd.	660	4,558
Hyundai Steel Co.	301	21,601
Industrial Bank of Korea	850	8,642
Kangwon Land Inc.	550	11,743
KB Financial Group Inc.	2,010	62,842
KCC Corp.	23	5,768
Korea Electric Power Corp.(a)	1,400	26,689
Korea Exchange Bank	1,360	9,460
Korea Gas Corp.	130	4,555
Korea Investment Holdings Co. Ltd.	210	7,135
Korea Life Insurance Co. Ltd.(a)	980	5,057
Korea Zinc Co. Ltd.	40	12,031
Korean Air Lines Co. Ltd.(a)	200	7,659
KP Chemical Corp.	350	4,300
KT Corp. SP ADR	380	4,427
KT&G Corp.	600	39,958
Kumho Petro Chemical Co. Ltd.	61	6,073
LG Chem Ltd.	252	62,133
LG Corp.	517	24,092
LG Display Co. Ltd.(a)	1,270	22,489
LG Electronics Inc.	375	21,002
LG Uplus Corp.	1,300	5,981
Lotte Shopping Co. Ltd.	57	15,237
LS Corp.	94	6,475
Mirae Asset Securities Co. Ltd.	150	3,984
ORION Corp.	7	5,706
POSCO	358	109,804
S-Oil Corp.	222	17,436
S1 Corp.	99	4,739
Samsung C&T Corp.	446	25,696

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

Samsung Card Co. Ltd.	240	6,751
Samsung Fire & Marine Insurance Co. Ltd.	196	34,957
Samsung Heavy Industries Co. Ltd.	880	27,252
Samsung Life Insurance Co. Ltd.	280	23,154
Samsung Securities Co. Ltd.	310	13,238
Shinhan Financial Group Co. Ltd.	2,340	75,241
SK Holdings Co. Ltd.	138	14,323
SK Hynix Inc.(a)	990	19,376
SK Innovation Co. Ltd.	154	18,267
SK Networks Co. Ltd.	600	4,291
SK Telecom Co. Ltd.	112	11,435
STX Pan Ocean Co. Ltd.	790	2,922
Woongjin Coway Co. Ltd.	250	7,477
Woori Finance Holdings Co. Ltd.	1,930	17,988
Woori Investment & Securities Co. Ltd.	630	5,658
Yuhan Corp.	48	4,697

		1,217,725
TAIWAN—11.34%
Acer Inc.	14,000	14,329
Advanced Semiconductor Engineering Inc.	26,000	24,608
Asia Cement Corp.	10,000	11,944
ASUSTeK Computer Inc.	3,000	30,052
AU Optronics Corp.	41,000	16,758
Capital Securities Corp.	13,000	4,281
Chang Hwa Commercial Bank Ltd.	23,000	11,944
Cheng Uei Precision Industry Co. Ltd.	3,000	6,292
Chicony Electronics Co. Ltd.	3,000	5,699
Chimei Innolux Corp.(a)	25,000	10,512
China Airlines Ltd.	14,000	5,629
China Development Financial Holding Corp.	46,000	11,559
China Motor Co. Ltd.	5,000	4,456
China Petrochemical Development Corp.	6,000	5,036
China Steel Corp.	62,000	58,161
Chinatrust Financial Holding Co. Ltd.	33,849	18,882
Chunghwa Telecom Co. Ltd.	20,000	60,440
Compal Electronics Inc.	23,000	23,734
E Ink Holdings Inc.	5,000	5,310
Epistar Corp.	4,000	8,858
Eternal Chemical Co. Ltd.	7,000	5,277
EVA Airways Corp.	9,000	5,367
Evergreen Marine Corp. Ltd.	9,000	4,417
Everlight Electronics Co. Ltd.	3,000	5,247
Far Eastern New Century Corp.	15,000	15,177
Farglory Land Development Co. Ltd.	3,000	4,850
Feng Hsin Iron & Steel Co. Ltd.	4,000	6,955
First Financial Holding Co. Ltd.	31,000	18,123
Formosa Chemicals & Fibre Corp.	16,000	42,348
Formosa Petrochemical Corp.	2,000	5,461
Formosa Plastics Corp.	21,000	54,948
Formosa Taffeta Co. Ltd.	6,000	5,488
Fubon Financial Holding Co. Ltd.	27,000	26,821
HTC Corp.	1,000	14,406
Hua Nan Financial Holdings Co. Ltd.	24,000	13,187
Inventec Corp.	12,000	3,992
KGI Securities Co. Ltd.	15,000	6,810
LCY Chemical Corp.	3,000	4,704
Lite-On Technology Corp.	11,000	14,078
Macronix International Co. Ltd.	18,000	5,192
MediaTek Inc.	3,000	26,534
Mega Financial Holding Co. Ltd.	42,000	29,198
Motech Industries Inc.	3,000	4,518

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

MStar Semiconductor Inc.	2,000	12,128
Nan Ya Plastics Corp.	25,000	43,889
Novatek Microelectronics Corp. Ltd.	3,000	8,905
Pou Chen Corp.	11,000	9,527
Powertech Technology Inc.	4,000	7,746
Quanta Computer Inc.	14,000	36,585
Realtek Semiconductor Corp.	3,000	5,970
Ruentex Development Co. Ltd.	5,000	7,329
Shin Kong Financial Holding Co. Ltd.(a)	30,000	8,322
Siliconware Precision Industries Co. Ltd.	16,000	17,422
SinoPac Financial Holdings Co. Ltd.	29,000	10,785
Taishin Financial Holdings Co. Ltd.	15,000	5,629
Taiwan Business Bank Ltd.(a)	16,000	4,449
Taiwan Cement Corp.	18,000	20,353
Taiwan Cooperative Financial Holding Co. Ltd.(a)	20,000	11,793
Taiwan Fertilizer Co. Ltd.	2,000	4,650
Taiwan Mobile Co. Ltd.	5,000	15,830
Teco Electric and Machinery Co. Ltd.	8,000	5,441
Transcend Information Inc.	2,000	5,682
Tripod Technology Corp.	2,000	5,575
Tung Ho Steel Enterprise Corp.	6,000	5,729
U-Ming Marine Transport Corp.	4,000	6,151
Unimicron Technology Corp.	7,000	7,563
United Microelectronics Corp.	68,000	29,845
Walsin Lihwa Corp.	16,000	4,224
Wan Hai Lines Ltd.	10,000	4,757
Wistron Corp.	11,000	13,967
WPG Holdings Co. Ltd.	7,000	8,349
Yang Ming Marine Transport Corp.	12,000	4,965

		995,142
THAILAND—2.12%
Advanced Information Service PCL NVDR	5,000	28,131
Bangkok Bank PCL Foreign	4,700	27,699
Bangkok Bank PCL NVDR	2,600	14,710
Banpu PCL NVDR	200	2,829
Glow Energy PCL NVDR	2,800	5,809
IRPC PCL NVDR	67,900	7,811
Krung Thai Bank PCL NVDR	20,400	9,618
PTT Global Chemical PCL NVDR	9,000	15,347
PTT PCL NVDR	4,600	45,255
Siam Cement PCL Foreign	600	7,487
Siam Commercial Bank PCL NVDR	3,900	17,223
Thai Oil PCL NVDR	2,200	3,907

		185,826
TURKEY—1.46%
Akbank TAS	5,930	18,137
Arcelik AS	1,107	4,645
Asya Katilim Bankasi AS(a)	5,293	4,544
Enka Insaat ve Sanayi AS	2,087	4,502
Eregli Demir ve Celik Fabrikalari TAS	4,285	4,943
Ford Otomotiv Sanayi AS	558	4,836
Haci Omer Sabanci Holding AS	4,155	16,409
KOC Holding AS	3,220	10,090
Turk Telekomunikasyon AS	2,982	10,209
Turkcell Iletisim Hizmetleri AS(a)	2,195	9,587
Turkiye Is Bankasi AS Class C	8,516	17,181
Turkiye Petrol Rafinerileri AS	671	12,494
Turkiye Vakiflar Bankasi TAO Class D	3,932	6,266
Yapi ve Kredi Bankasi AS(a)	2,963	4,627

		128,470

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

TOTAL COMMON STOCKS
(Cost: $9,339,647)		7,931,089

PREFERRED STOCKS—8.98%

BRAZIL—7.56%
AES Tiete SA	600	8,065
Bradespar SA	1,200	18,715
Braskem SA Class A	800	4,447
Centrais Eletricas Brasileiras SA Class B	1,900	17,557
Companhia de Transmissao de Energia Eletrica Paulista	200	5,890
Companhia Paranaense de Energia Class B	600	12,162
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	500	5,930
Gerdau SA	4,700	36,836
Itau Unibanco Holding SA	4,200	60,811
Itausa - Investimentos Itau SA	13,860	60,340
Metalurgica Gerdau SA	1,500	14,788
Oi SA	4,420	17,471
Petroleo Brasileiro SA	23,000	217,424
TAM SA	400	8,618
Telefonica Brasil SA	1,700	40,323
Usinas Siderurgicas de Minas Gerais SA Class A	2,500	10,501
Vale SA Class A	6,800	123,389

		663,267
RUSSIA—0.38%
AK Transneft OAO	8	10,516
Sberbank of Russia	2,900	5,275
Surgutneftegas OJSC	37,200	17,725

		33,516
SOUTH KOREA—1.04%
Hyundai Motor Co. Ltd.	113	6,769
Hyundai Motor Co. Ltd. Series 2	196	12,637
LG Chem Ltd.	47	3,640
Samsung Electronics Co. Ltd.	113	68,073

		91,119

TOTAL PREFERRED STOCKS
(Cost: $1,069,131)		787,902

RIGHTS—0.00%

CHILE—0.00%
Corpbanca(a)	92,117	16

		16

TOTAL RIGHTS
(Cost: $0)		16

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

May 31, 2012

TOTAL INVESTMENTS IN SECURITIES—99.39%
(Cost: $10,408,778)	8,719,007
Other Assets, Less Liabilities—0.61%	53,805

NET ASSETS—100.00%	$8,772,812

CPO	- Certificates of Participation (Ordinary)
NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to consolidated schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—97.47%

AUSTRIA—1.01%
Andritz AG	18,848	$996,505
Erste Group Bank AG(a)	57,040	985,616
IMMOEAST AG Escrow(a)(b)	105,078	13
IMMOFINANZ AG(a)	255,936	730,371
IMMOFINANZ AG Escrow(a)(b)	68,575	8
OMV AG	39,928	1,087,599
Raiffeisen International Bank Holding AG(c)	12,896	353,746
Telekom Austria AG	88,040	810,985
Verbund AG	18,104	418,482
Vienna Insurance Group AG	10,168	356,423
voestalpine AG	29,016	724,712

		6,464,460
BELGIUM—4.01%
Ageas	620,248	980,872
Anheuser-Busch InBev NV	214,272	14,505,280
Belgacom SA	40,424	1,064,622
Colruyt SA	20,336	816,692
Delhaize Group SA(c)	27,032	983,326
Groupe Bruxelles Lambert SA	22,072	1,380,648
KBC Groep NV	42,656	653,474
Mobistar SA(c)	7,936	234,960
Solvay SA	15,872	1,663,017
Telenet Group Holding NV	14,880	607,054
UCB SA	29,016	1,360,270
Umicore	30,256	1,435,797

		25,686,012
FINLAND—2.80%
Elisa OYJ	37,200	728,576
Fortum OYJ	118,048	2,142,699
Kesko OYJ Class B	17,608	440,653
Kone OYJ Class B	41,416	2,311,054
Metso OYJ	33,976	1,108,214
Neste Oil OYJ	34,224	314,410
Nokia OYJ	999,192	2,624,098
Nokian Renkaat OYJ	29,760	1,114,942
Orion OYJ Class B	25,792	448,700
Pohjola Bank PLC Class A	36,704	381,895
Sampo OYJ Class A	112,096	2,583,524
Stora Enso OYJ Class R	147,808	801,573
UPM-Kymmene OYJ	142,104	1,455,712
Wartsila OYJ Abp	44,640	1,462,671

		17,918,721
FRANCE—33.79%
Accor SA	39,184	1,162,051
Aeroports de Paris	8,184	592,575
Alcatel-Lucent(a)(c)	625,704	973,254
ALSTOM	54,312	1,577,785
ArcelorMittal	249,488	3,447,258
Arkema SA	16,368	1,070,602
AtoS	14,384	786,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2012

AXA	471,696	5,296,298
BNP Paribas SA	257,672	8,195,948
Bouygues SA	50,344	1,214,455
Bureau Veritas SA	14,880	1,280,527
Cap Gemini SA	39,184	1,320,237
Carrefour SA	154,008	2,655,452
Casino Guichard-Perrachon SA	14,632	1,226,439
Christian Dior SA	14,632	1,911,392
CNP Assurances SA(a)	39,432	426,612
Compagnie de Saint-Gobain	107,136	3,791,243
Compagnie Generale de Geophysique-Veritas(a)	36,952	800,934
Compagnie Generale des Etablissements Michelin Class B	47,864	2,796,323
Credit Agricole SA(a)	264,120	944,444
Danone SA	154,504	9,912,883
Dassault Systemes SA	16,368	1,488,318
Edenred SA	44,888	1,184,130
Electricite de France SA	63,736	1,226,621
Essilor International SA	54,064	4,617,821
Eurazeo	8,477	323,613
European Aeronautic Defence and Space Co. NV	109,864	3,677,225
Eutelsat Communications	34,968	915,742
Fonciere des Regions	6,696	430,853
France Telecom SA	496,496	6,237,148
GDF Suez	331,080	6,539,588
Gecina SA	5,952	504,852
Gemalto NV	21,080	1,342,576
Groupe Eurotunnel SA Registered	148,304	1,140,564
Icade(a)	6,200	478,894
Iliad SA	5,952	767,212
Imerys SA	8,928	428,590
JCDecaux SA	17,856	373,119
Klepierre	25,792	798,858
L’Air Liquide SA	83,476	9,028,120
L’Oreal SA	63,984	7,192,956
Lafarge SA	50,096	1,842,131
Lagardere SCA	31,248	739,891
Legrand SA	62,992	1,894,978
LVMH Moet Hennessy Louis Vuitton SA	67,704	9,995,286
Natixis	238,576	557,821
Pernod Ricard SA	56,296	5,498,968
PPR SA	20,336	2,891,612
PSA Peugeot Citroen SA	62,000	611,439
Publicis Groupe SA	38,688	1,789,537
Remy Cointreau SA	5,952	590,882
Renault SA	51,584	2,161,221
Rexel SA	28,024	498,271
Safran SA	61,008	2,095,161
Sanofi	321,904	21,891,002
Schneider Electric SA	138,880	7,395,902
SCOR SE	44,144	957,912
SES SA Class A FDR	76,136	1,701,551
Societe BIC SA	7,688	750,960
Societe Generale(a)	186,248	3,698,399
Sodexo	25,048	1,817,974
STMicroelectronics NV	168,888	860,136
Suez Environnement SA	73,904	802,670
Technip SA	26,536	2,418,457
Thales SA	24,800	733,175
Total SA	566,432	24,348,185
Unibail-Rodamco SE	24,552	4,055,738
Vallourec SA	27,776	1,037,178
Veolia Environnement	90,520	1,033,725
Vinci SA	121,272	4,844,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2012

Vivendi SA	344,472	5,562,547
Wendel	8,680	569,246
Zodiac Aerospace	8,928	870,206

		216,596,249
GERMANY—28.49%
Adidas AG	56,048	4,171,200
Allianz SE Registered	121,272	10,962,609
Axel Springer AG	10,416	419,529
BASF SE	245,272	17,098,170
Bayer AG Registered	220,720	13,956,579
Bayerische Motoren Werke AG	88,288	6,669,902
Beiersdorf AG	26,784	1,688,309
Brenntag AG	12,400	1,396,897
Celesio AG	22,072	304,157
Commerzbank AG(a)	973,400	1,605,550
Continental AG	21,328	1,776,087
Daimler AG Registered	242,048	11,202,060
Deutsche Bank AG Registered(a)	248,248	8,927,532
Deutsche Boerse AG	51,584	2,456,527
Deutsche Lufthansa AG Registered	58,280	611,216
Deutsche Post AG Registered	226,424	3,729,093
Deutsche Telekom AG Registered	749,456	7,389,226
E.ON AG	480,624	8,783,275
Fraport AG	9,672	489,001
Fresenius Medical Care AG & Co. KGaA	56,048	3,720,747
Fresenius SE & Co. KGaA	32,736	3,092,399
GEA Group AG	46,376	1,180,090
Hannover Rueckversicherung AG Registered	16,120	862,140
HeidelbergCement AG	37,200	1,613,538
Henkel AG & Co. KGaA	34,472	1,890,539
Hochtief AG(a)	8,432	381,478
Infineon Technologies AG	291,400	2,301,606
K+S AG Registered	46,376	1,849,267
Kabel Deutschland Holding AG(a)	24,304	1,378,725
LANXESS AG	22,568	1,495,386
Linde AG	45,880	7,039,986
MAN SE	11,408	1,091,478
Merck KGaA	17,112	1,582,840
METRO AG	34,472	991,196
Muenchener Rueckversicherungs-Gesellschaft AG Registered	47,864	5,932,940
QIAGEN NV(a)	63,240	1,015,337
RWE AG	130,944	4,781,885
Salzgitter AG	10,416	444,707
SAP AG	245,768	14,100,025
Siemens AG Registered	219,480	18,049,222
Suedzucker AG	17,608	535,359
ThyssenKrupp AG	102,920	1,698,224
United Internet AG Registered(a)	26,536	453,276
Volkswagen AG	7,936	1,194,177
Wacker Chemie AG(c)	3,968	270,971

		182,584,457
GREECE—0.19%
Coca-Cola Hellenic Bottling Co. SA(a)	53,568	933,901
OPAP SA(a)	59,472	316,197

		1,250,098
IRELAND—1.11%
CRH PLC	191,208	3,215,300

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2012

Elan Corp. PLC(a)	132,188	1,892,680
Irish Bank Resolution Corp. Ltd.(a)(b)	446,666	55
Kerry Group PLC Class A	38,936	1,680,411
Ryanair Holdings PLC(a)	43,520	217,932
Ryanair Holdings PLC SP ADR(a)	2,728	83,750

		7,090,128
ITALY—7.65%
Assicurazioni Generali SpA	311,488	3,163,920
Atlantia SpA	83,824	1,034,887
Autogrill SpA	32,736	281,514
Banca Monte dei Paschi di Siena SpA(a)	1,698,800	423,247
Banco Popolare SpA(a)	467,480	518,769
Enel Green Power SpA	464,008	615,031
Enel SpA	1,762,288	5,016,014
Eni SpA	641,576	12,375,116
Exor SpA(a)	16,864	359,688
Fiat Industrial SpA	227,912	2,291,049
Fiat SpA(a)	232,376	1,091,821
Finmeccanica SpA(a)	107,384	357,165
Intesa Sanpaolo SpA(a)	2,685,592	3,330,562
Intesa Sanpaolo SpA RNC(a)	250,232	262,680
Luxottica Group SpA	31,000	1,002,328
Mediaset SpA	187,984	291,936
Mediobanca SpA	136,896	476,989
Pirelli & C. SpA	62,496	619,345
Prysmian SpA	54,064	763,398
Saipem SpA	70,680	2,744,118
Snam SpA	432,760	1,747,591
Telecom Italia SpA	2,502,568	2,065,445
Telecom Italia SpA RNC	1,597,864	1,092,551
Tenaris SA	125,488	1,998,456
Terna SpA	350,920	1,173,252
UniCredit SpA(a)	1,083,264	3,319,038
Unione di Banche Italiane ScpA	227,416	629,862

		49,045,772
NETHERLANDS—8.81%
AEGON NV	463,264	1,950,966
Akzo Nobel NV	62,744	2,865,799
ASML Holding NV	112,096	5,142,101
Corio NV	17,342	719,182
Delta Lloyd NV	26,288	325,526
Fugro NV CVA	18,600	1,069,406
Heineken Holding NV	27,280	1,104,332
Heineken NV	61,752	2,943,037
ING Groep NV CVA(a)	1,022,752	5,906,861
Koninklijke Ahold NV	279,248	3,280,469
Koninklijke DSM NV	41,168	1,958,461
Koninklijke KPN NV	381,920	3,610,160
Koninklijke Philips Electronics NV	269,328	4,762,052
Randstad Holding NV	31,496	853,052
Reed Elsevier NV	182,280	1,890,488
Royal Boskalis Westminster NV CVA	18,600	554,711
Royal Vopak NV	18,848	1,110,931
SBM Offshore NV(a)	46,128	602,289
TNT Express NV	87,296	971,434
Unilever NV CVA	434,744	13,677,686
Wolters Kluwer NV	81,840	1,188,489

		56,487,432

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2012

PORTUGAL—0.65%
Banco Espirito Santo SA Registered(a)	554,901	312,865
CIMPOR-Cimentos de Portugal SGPS SA(a)	54,312	370,959
Energias de Portugal SA	505,920	1,050,915
Galp Energia SGPS SA Class B	61,256	729,073
Jeronimo Martins SGPS SA	58,280	1,035,146
Portugal Telecom SGPS SA Registered	169,136	638,678

		4,137,636
SPAIN—8.96%
Abertis Infraestructuras SA	94,488	1,202,762
Acciona SA	6,200	325,421
Acerinox SA	26,327	261,295
Actividades de Construcciones y Servicios SA(c)	37,448	621,381
Amadeus IT Holding SA Class A	83,080	1,521,860
Banco Bilbao Vizcaya Argentaria SA	1,262,568	7,184,193
Banco de Sabadell SA	548,080	895,207
Banco Popular Espanol SA(c)	289,168	582,793
Banco Santander SA	2,495,376	13,251,826
Bankia SA(a)(c)	215,016	277,288
CaixaBank SA(c)	204,496	510,249
Distribuidora Internacional de Alimentacion SA(a)	161,200	705,777
Enagas SA	47,368	739,716
Ferrovial SA	106,392	1,006,345
Gas Natural SDG SA	88,536	960,931
Grifols SA(a)(c)	39,680	900,049
Iberdrola SA	1,030,192	3,916,876
Industria de Diseno Textil SA	58,528	4,835,560
International Consolidated Airlines Group SA(a)	245,960	538,592
Mapfre SA	199,696	386,668
Red Electrica Corporacion SA	29,016	1,073,614
Repsol YPF SA	213,528	3,189,322
Telefonica SA	1,096,904	12,120,958
Zardoya Otis SA	38,624	425,989

		57,434,672

TOTAL COMMON STOCKS
(Cost: $1,144,908,349)		624,695,637

PREFERRED STOCKS—2.09%

GERMANY—2.09%
Bayerische Motoren Werke AG	13,888	711,257
Henkel AG & Co. KGaA	47,368	3,085,957
Hugo Boss AG	5,456	529,904
Porsche Automobil Holding SE	40,672	2,084,978
ProSiebenSat.1 Media AG	23,312	488,857
RWE AG NVS	10,416	346,956
Volkswagen AG	38,688	6,175,599

		13,423,508

TOTAL PREFERRED STOCKS
(Cost: $16,411,812)		13,423,508

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

May 31, 2012

RIGHTS—0.01%

ITALY—0.00%
Fiat Industrial SpA A(a)	206,421	4
Fiat Industrial SpA B(a)	206,421	7
Fiat SpA A(a)	203,433	25
Fiat SpA B(a)	203,433	25

		61
SPAIN—0.01%
CaixaBank SA(a)(c)	204,496	13,401
Gas Natural SDG SA(a)	92,008	53,014

		66,415

TOTAL RIGHTS
(Cost: $65,919)		66,476

SHORT-TERM INVESTMENTS—0.94%

MONEY MARKET FUNDS—0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	5,624,774	5,624,774
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	409,274	409,274
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	14,934	14,934

		6,048,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,048,982)		6,048,982

TOTAL INVESTMENTS IN SECURITIES—100.51%
(Cost: $1,167,435,062)		644,234,603
Other Assets, Less Liabilities—(0.51)%		(3,286,369)

NET ASSETS—100.00%		$640,948,234

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.56%

ADVERTISING—1.00%
JCDecaux SA	20,064	$419,257
Publicis Groupe SA	43,560	2,014,894

		2,434,151
AEROSPACE & DEFENSE—3.39%
European Aeronautic Defence and Space Co. NV	122,496	4,100,027
Safran SA	68,310	2,345,929
Thales SA	27,258	805,843
Zodiac Aerospace	10,098	984,246

		8,236,045
APPAREL—0.87%
Christian Dior SA	16,236	2,120,924

		2,120,924
AUTO MANUFACTURERS—1.27%
PSA Peugeot Citroen SA	68,706	677,573
Renault SA	57,288	2,400,202

		3,077,775
AUTO PARTS & EQUIPMENT—1.29%
Compagnie Generale des Etablissements Michelin Class B	53,658	3,134,822

		3,134,822
BANKS—6.17%
BNP Paribas SA	287,958	9,159,275
Credit Agricole SA(a)	297,462	1,063,669
Natixis	279,312	653,067
Societe Generale(a)	208,032	4,130,972

		15,006,983
BEVERAGES—2.81%
Pernod Ricard SA	63,096	6,163,189
Remy Cointreau SA	6,600	655,212

		6,818,401
BUILDING MATERIALS—2.79%
Compagnie de Saint-Gobain	119,790	4,239,032
Imerys SA	10,230	491,093
Lafarge SA	55,704	2,048,349

		6,778,474
CHEMICALS—4.65%
Arkema SA	18,414	1,204,427
L’Air Liquide SA	93,298	10,090,392

		11,294,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2012

COMMERCIAL SERVICES—1.96%
Bureau Veritas SA	16,302	1,402,900
Edenred SA	50,358	1,328,427
Sodexo	28,116	2,040,648

		4,771,975
COMPUTERS—1.59%
AtoS	16,170	884,208
Cap Gemini SA	44,154	1,487,692
Gemalto NV	23,562	1,500,653

		3,872,553
COSMETICS & PERSONAL CARE—3.31%
L’Oreal SA	71,676	8,057,675

		8,057,675
ELECTRIC—3.57%
Electricite de France SA	71,544	1,376,889
GDF Suez	369,336	7,295,232

		8,672,121
ELECTRICAL COMPONENTS & EQUIPMENT—4.28%
Legrand SA	70,488	2,120,479
Schneider Electric SA	155,364	8,273,739

		10,394,218
ELECTRONICS—0.23%
Rexel SA	31,680	563,275

		563,275
ENGINEERING & CONSTRUCTION—3.05%
Aeroports de Paris	8,910	645,142
Bouygues SA	56,298	1,358,085
Vinci SA	135,168	5,399,085

		7,402,312
FOOD—6.34%
Carrefour SA	172,128	2,967,882
Casino Guichard-Perrachon SA	16,500	1,383,013
Danone SA	172,326	11,056,331

		15,407,226
HEALTH CARE - PRODUCTS—2.13%
Essilor International SA	60,654	5,180,699

		5,180,699
HOLDING COMPANIES - DIVERSIFIED—5.00%
Eurazeo	8,910	340,143
LVMH Moet Hennessy Louis Vuitton SA	75,702	11,176,048
Wendel	9,900	649,255

		12,165,446

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2012

HOUSEHOLD PRODUCTS & WARES—0.34%
Societe BIC SA	8,448	825,197

		825,197
INSURANCE—3.07%
AXA	526,944	5,916,634
CNP Assurances SA(a)	44,814	484,840
SCOR SE	48,708	1,056,949

		7,458,423
INTERNET—0.36%
Iliad SA	6,798	876,262

		876,262
IRON & STEEL—1.59%
ArcelorMittal	278,916	3,853,874

		3,853,874
LODGING—0.54%
Accor SA	43,824	1,299,656

		1,299,656
MACHINERY—0.73%
ALSTOM	61,446	1,785,030

		1,785,030
MEDIA—0.35%
Lagardere SCA	35,574	842,322

		842,322
METAL FABRICATE & HARDWARE—0.47%
Vallourec SA	30,822	1,150,918

		1,150,918
OIL & GAS—11.19%
Total SA	632,874	27,204,207

		27,204,207
OIL & GAS SERVICES—1.47%
Compagnie Generale de Geophysique-Veritas(a)	40,788	884,079
Technip SA	29,568	2,694,790

		3,578,869
PHARMACEUTICALS—10.06%
Sanofi	359,700	24,461,310

		24,461,310
REAL ESTATE INVESTMENT TRUSTS—2.87%
Fonciere des Regions	7,392	475,637
Gecina SA	6,600	559,815

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2012

Icade(a)	7,062	545,476
Klepierre	28,314	876,972
Unibail-Rodamco SE	27,390	4,524,547

		6,982,447
RETAIL—1.33%
PPR SA	22,704	3,228,322

		3,228,322
SEMICONDUCTORS—0.39%
STMicroelectronics NV	188,298	958,990

		958,990
SOFTWARE—0.68%
Dassault Systemes SA	18,216	1,656,354

		1,656,354
TELECOMMUNICATIONS—7.05%
Alcatel-Lucent(a)(b)	687,852	1,069,922
Eutelsat Communications	39,336	1,030,132
France Telecom SA	552,684	6,943,000
SES SA Class A FDR	84,480	1,888,029
Vivendi SA	384,252	6,204,916

		17,135,999
TRANSPORTATION—0.52%
Groupe Eurotunnel SA Registered	165,660	1,274,045

		1,274,045
WATER—0.85%
Suez Environnement SA	84,480	917,535
Veolia Environnement	100,716	1,150,162

		2,067,697

TOTAL COMMON STOCKS
(Cost: $411,117,856)		242,029,816

SHORT-TERM INVESTMENTS—0.53%

MONEY MARKET FUNDS—0.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,011,668	1,011,668
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	73,612	73,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	216,935	216,935

		1,302,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,302,215)		1,302,215

TOTAL INVESTMENTS IN SECURITIES—100.09%
(Cost: $412,420,071)		243,332,031
Other Assets, Less Liabilities—(0.09)%		(228,879)

NET ASSETS—100.00%		$243,103,152

FDR	- Fiduciary Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—92.57%

AIRLINES—0.32%
Deutsche Lufthansa AG Registered	746,704	$7,831,110

		7,831,110
APPAREL—2.11%
Adidas AG	683,515	50,868,505

		50,868,505
AUTO MANUFACTURERS—9.66%
Bayerische Motoren Werke AG	1,081,234	81,684,091
Daimler AG Registered	2,957,493	136,873,739
Volkswagen AG	96,229	14,480,152

		233,037,982
AUTO PARTS & EQUIPMENT—0.90%
Continental AG	261,842	21,804,869

		21,804,869
BANKS—5.33%
Commerzbank AG(a)(b)	11,863,425	19,567,822
Deutsche Bank AG Registered(a)	3,033,072	109,075,790

		128,643,612
BUILDING MATERIALS—0.83%
HeidelbergCement AG	458,843	19,902,163

		19,902,163
CHEMICALS—21.82%
BASF SE	2,997,141	208,933,858
Bayer AG Registered	2,698,542	170,634,358
Brenntag AG	151,571	17,074,923
K+S AG Registered	562,093	22,413,747
LANXESS AG	271,341	17,979,423
Linde AG	557,963	85,615,769
Wacker Chemie AG(b)	51,212	3,497,223

		526,149,301
COSMETICS & PERSONAL CARE—0.86%
Beiersdorf AG	328,748	20,722,375

		20,722,375
DIVERSIFIED FINANCIAL SERVICES—1.26%
Deutsche Boerse AG	636,433	30,308,132

		30,308,132
ELECTRIC—6.87%
E.ON AG	5,876,990	107,400,416
RWE AG	1,597,897	58,352,885

		165,753,301

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2012

ENGINEERING & CONSTRUCTION—0.44%
Fraport AG	119,357	6,034,504
Hochtief AG(a)	100,359	4,540,413

		10,574,917
FOOD—0.78%
METRO AG	423,325	12,172,137
Suedzucker AG	215,586	6,554,743

		18,726,880
HEALTH CARE - PRODUCTS—2.10%
Fresenius SE & Co. KGaA	405,153	38,272,691
QIAGEN NV(a)(b)	763,637	12,260,424

		50,533,115
HEALTH CARE - SERVICES—1.88%
Fresenius Medical Care AG & Co. KGaA	684,754	45,457,397

		45,457,397
HOLDING COMPANIES - DIVERSIFIED—0.60%
GEA Group AG	569,527	14,492,265

		14,492,265
HOUSEHOLD PRODUCTS & WARES—0.96%
Henkel AG & Co. KGaA	423,325	23,216,304

		23,216,304
INSURANCE—9.01%
Allianz SE Registered	1,485,974	134,327,389
Hannover Rueckversicherung AG Registered	196,588	10,514,046
Muenchener Rueckversicherungs-Gesellschaft AG Registered	585,221	72,540,553

		217,381,988
INTERNET—0.22%
United Internet AG Registered(a)	315,532	5,389,778

		5,389,778
IRON & STEEL—1.09%
Salzgitter AG	128,030	5,466,192
ThyssenKrupp AG	1,258,824	20,771,132

		26,237,324
MACHINERY—0.55%
MAN SE	137,942	13,197,808

		13,197,808

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2012

MANUFACTURING—9.16%
Siemens AG Registered	2,684,913	220,797,292

		220,797,292
MEDIA—0.91%
Axel Springer AG	128,856	5,189,980
Kabel Deutschland Holding AG(a)	294,469	16,704,734

		21,894,714
PHARMACEUTICALS—0.97%
Celesio AG	278,775	3,841,585
Merck KGaA	210,630	19,483,028

		23,324,613
SEMICONDUCTORS—1.16%
Infineon Technologies AG	3,546,431	28,011,283

		28,011,283
SOFTWARE—7.14%
SAP AG	3,002,923	172,281,544

		172,281,544
TELECOMMUNICATIONS—3.75%
Deutsche Telekom AG Registered	9,167,361	90,385,162

		90,385,162
TRANSPORTATION—1.89%
Deutsche Post AG Registered	2,762,144	45,491,171

		45,491,171

TOTAL COMMON STOCKS
(Cost: $3,121,791,105)		2,232,414,905

PREFERRED STOCKS—6.81%

APPAREL—0.27%
Hugo Boss AG	66,493	6,458,010

		6,458,010
AUTO MANUFACTURERS—4.54%
Bayerische Motoren Werke AG	168,917	8,650,875
Porsche Automobil Holding SE	500,143	25,638,940
Volkswagen AG	471,646	75,286,824

		109,576,639
ELECTRIC—0.18%
RWE AG NVS	126,378	4,209,646

		4,209,646

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

May 31, 2012

HOUSEHOLD PRODUCTS & WARES—1.57%
Henkel AG & Co. KGaA	581,917	37,911,051

		37,911,051
MEDIA—0.25%
ProSiebenSat.1 Media AG	284,970	5,975,876

		5,975,876

TOTAL PREFERRED STOCKS
(Cost: $185,087,648)		164,131,222

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	20,226,910	20,226,910
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	1,471,767	1,471,767
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	611,773	611,773

		22,310,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,310,450)		22,310,450

TOTAL INVESTMENTS IN SECURITIES—100.31%
(Cost: $3,329,189,203)		2,418,856,577
Other Assets, Less Liabilities—(0.31)%		(7,393,788)

NET ASSETS—100.00%		$2,411,462,789

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—97.59%

AUSTRALIA—2.10%
Australian Agricultural Co. Ltd.(a)	2,936	$3,275
GrainCorp Ltd.	2,628	23,935
Incitec Pivot Ltd.	21,088	58,090
Nufarm Ltd.	2,188	10,505
Tassal Group Ltd.	1,500	1,972

		97,777
BELGIUM—0.14%
SIPEF NV	84	6,536

		6,536
BRAZIL—0.79%
Cosan SA Industria e Comercio	1,600	23,688
Fertilizantes Heringer SA(a)	200	1,255
Sao Martinho SA	600	5,930
SLC Agricola SA	600	5,764

		36,637
CANADA—14.60%
AG Growth International Inc.	170	5,994
Agrium Inc.	2,086	162,884
Potash Corp. of Saskatchewan Inc.	11,332	447,569
Viterra Inc.	4,172	64,445

		680,892
CHILE—0.18%
AquaChile SA(a)	4,692	3,063
Compania Pesquera Camanchaca SA(a)	21,544	1,241
Empresas Iansa SA	35,944	2,520
Multiexport Foods SA	8,092	1,693

		8,517
CHINA—1.33%
Asian Citrus Holdings Ltd.	12,000	6,030
China Agri-Industries Holdings Ltd.	22,000	15,846
China BlueChemical Ltd. Class H(a)	24,000	16,576
China Green Holdings Ltd.	12,000	2,459
China Modern Dairy Holdings Ltd.(a)	22,000	5,669
DaChan Food Asia Ltd.	6,000	1,075
First Tractor Co. Ltd. Class H(a)	4,000	3,546
Global Bio-Chem Technology Group Co. Ltd.	28,000	4,762
Sinofert Holdings Ltd.	36,000	6,216

		62,179
DENMARK—0.24%
Auriga Industries A/S Class B(a)	218	2,594
East Asiatic Co. Ltd. A/S	156	3,621
United International Enterprises Ltd.	36	5,032

		11,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

May 31, 2012

FINLAND—0.03%
HKScan OYJ Class A	350	1,515

		1,515
FRANCE—0.18%
Naturex	38	2,244
Vilmorin & Cie	64	6,281

		8,525
GERMANY—2.72%
Asian Bamboo AG Bearer	332	3,674
K+S AG Registered	2,256	89,959
KWS Saat AG	28	6,755
Suedzucker AG	864	26,269

		126,657
HONG KONG—0.03%
Pacific Andes International Holdings Ltd.	20,000	1,211

		1,211
INDONESIA—1.38%
PT Astra Agro Lestari Tbk	5,000	10,877
PT Bakrie Sumatera Plantations Tbk	169,000	4,225
PT Bisi International Tbk	33,000	2,738
PT BW Plantation Tbk	19,000	2,466
PT Charoen Pokphand Indonesia Tbk	94,000	26,250
PT Japfa Comfeed Indonesia Tbk	12,000	5,298
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	31,000	7,915
PT Sampoerna Agro Tbk	9,000	2,633
PT Tunas Baru Lampung Tbk	31,000	1,748

		64,150
ISRAEL—1.65%
Israel Chemicals Ltd.	5,810	60,226
Israel Corp. Ltd. (The)	30	16,841

		77,067
ITALY—2.51%
Fiat Industrial SpA	11,480	115,401
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	36	1,578

		116,979
JAPAN—3.90%
Hokuto Corp.	400	8,514
Iseki & Co. Ltd.	2,000	4,667
Kubota Corp.	14,000	119,978
Maruha Nichiro Holdings Inc.	6,000	9,029
Mitsui Sugar Co. Ltd.	2,000	6,402
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	3,902
Nippon Meat Packers Inc.	2,000	23,873
Sakata Seed Corp.	400	5,402

		181,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

May 31, 2012

MALAYSIA—3.49%
Genting Plantations Bhd	3,000	8,844
Hap Seng Plantations Holdings Bhd	2,200	2,074
IJM Plantations Bhd	3,200	3,067
IOI Corp. Bhd	41,600	68,858
Kim Loong Resources Bhd	1,600	1,190
Kuala Lumpur Kepong Bhd	6,200	43,708
Kulim Malaysia Bhd	5,800	8,393
MSM Malaysia Holdings Bhd	2,600	4,263
QL Resources Bhd	4,800	4,707
Rimbunan Sawit Bhd(a)	5,600	1,836
Sarawak Oil Palms Bhd	2,000	3,916
TDM Bhd	1,200	1,487
TH Plantations Bhd	2,400	1,763
Tradewinds Malaysia Bhd	1,200	3,329
TSH Resources Bhd	4,000	2,800
United Malacca Bhd	1,000	2,270

		162,505
MEXICO—0.06%
Gruma SAB de CV Series B(a)	1,300	2,847

		2,847
NETHERLANDS—0.64%
Nutreco NV	458	30,053

		30,053
NEW ZEALAND—0.02%
PGG Wrightson Ltd.(a)	3,856	956

		956
NORWAY—2.82%
Austevoll Seafood ASA	1,492	5,126
Bakkafrost P/F	304	1,990
Cermaq ASA(a)	752	7,868
Copeinca ASA	258	1,646
Leroey Seafood Group ASA	254	3,397
Marine Harvest ASA(a)	38,860	18,960
Yara International ASA	2,456	92,461

		131,448
POLAND—0.26%
Kernel Holding SA(a)	600	9,433
Zaklady Azotowe Pulawy SA	90	2,527

		11,960
RUSSIA—2.70%
Uralkali OJSC	18,240	126,020

		126,020
SINGAPORE—2.94%
China XLX Fertiliser Ltd.	12,000	2,654
First Resources Ltd.	4,000	5,168
GMG Global Ltd.	46,000	4,319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

May 31, 2012

Golden Agri-Resources Ltd.	86,000	43,375
Indofood Agri Resources Ltd.	8,000	7,697
Wilmar International Ltd.	26,000	73,839

		137,052
SOUTH AFRICA—0.84%
Afgri Ltd.	4,454	2,991
Astral Foods Ltd.	478	6,768
Illovo Sugar Ltd.	2,786	8,770
Tongaat Hulett Ltd.	1,316	18,292
Zeder Investments Ltd.	7,342	2,333

		39,154
SOUTH KOREA—0.21%
Dongwon Industries Co. Ltd.	16	2,528
Harim Co. Ltd.	366	1,262
Namhae Chemical Corp.	440	3,221
Sajo Industries Co. Ltd.	20	859
Silla Co. Ltd.	100	1,208
TS Corp.	40	695

		9,773
SPAIN—0.05%
Pescanova SA	92	2,372

		2,372
SWEDEN—0.04%
Black Earth Farming Ltd. SDR(a)	1,580	1,999

		1,999
SWITZERLAND—8.58%
Syngenta AG Registered	1,250	400,051

		400,051
TAIWAN—0.63%
Sesoda Corp.	2,000	2,191
Sinon Corp.	6,000	2,603
Taiwan Fertilizer Co. Ltd.	10,000	23,251
Taiyen Biotech Co. Ltd.	2,000	1,377

		29,422
THAILAND—1.11%
Charoen Pokphand Foods PCL NVDR	39,600	47,298
GFPT PCL NVDR	5,800	1,796
Khon Kaen Sugar Industry PCL NVDR	6,600	2,593

		51,687
TURKEY—0.17%
Bagfas Bandirma Gubre Fabrikalari AS	44	3,836
Gubre Fabrikalari TAS(a)	646	4,125

		7,961
UNITED STATES—41.25%
AGCO Corp.(a)	1,276	51,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

May 31, 2012

Alico Inc.	54	1,319
American Vanguard Corp.	294	7,923
Archer-Daniels-Midland Co.	8,722	278,057
Bunge Ltd.	1,918	114,121
Cal-Maine Foods Inc.	178	6,326
CF Industries Holdings Inc.	864	147,710
Darling International Inc.(a)	1,556	21,800
Deere & Co.	5,060	373,782
Dole Food Co. Inc.(a)	600	5,328
Fresh Del Monte Produce Inc.	528	12,392
Ingredion Inc.	1,012	51,703
Intrepid Potash Inc.(a)	736	14,448
Lindsay Corp.	160	8,904
Monsanto Co.	7,070	545,804
Mosaic Co. (The)	3,912	186,524
Pilgrim’s Pride Corp.(a)	800	6,568
Sanderson Farms Inc.	252	13,845
Scotts Miracle-Gro Co. (The) Class A	566	24,434
Smithfield Foods Inc.(a)	2,010	39,537
Titan International Inc.	508	11,379

		1,923,212

TOTAL COMMON STOCKS
(Cost: $4,912,878)		4,550,128

PREFERRED STOCKS—1.36%

CHILE—1.36%
Sociedad Quimica y Minera de Chile SA Series B	1,232	63,602

		63,602

TOTAL PREFERRED STOCKS
(Cost: $72,929)		63,602

INVESTMENT COMPANIES—0.78%

EXCHANGE-TRADED FUNDS—0.78%
iShares S&P India Nifty 50 Index Fund(b)	1,820	36,400

		36,400

TOTAL INVESTMENT COMPANIES
(Cost: $44,244)		36,400

RIGHTS—0.00%

ITALY—0.00%
Fiat Industrial SpA A(a)	10,066	—
Fiat Industrial SpA B(a)	10,066	—

		—

TOTAL RIGHTS
(Cost: $0)		—

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	1,803	1,803

		1,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,803)		1,803

TOTAL INVESTMENTS IN SECURITIES—99.77%
(Cost: $5,031,854)		4,651,933
Other Assets, Less Liabilities—0.23%		10,715

NET ASSETS—100.00%		$4,662,648

NVDR	- Non-Voting Depositary Receipts
SDR	- Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—97.24%

AUSTRALIA—1.94%
Aquila Resources Ltd.(a)	266	$852
Aurora Oil and Gas Ltd.(a)	632	2,097
AWE Ltd.(a)	938	1,560
Beach Energy Ltd.	2,211	2,359
Buru Energy Ltd.(a)	324	1,087
Caltex Australia Ltd.	240	3,178
Coalspur Mines Ltd.(a)	560	603
Cockatoo Coal Ltd.(a)	1,028	209
Dart Energy Ltd.(a)	770	157
Drillsearch Energy Ltd.(a)	812	1,000
Energy Resources of Australia Ltd.(a)	308	424
Gloucester Coal Ltd.(a)	142	952
Guildford Coal Ltd.(a)	276	155
Horizon Oil Ltd.(a)	1,626	426
Karoon Gas Australia Ltd.(a)	312	1,465
Linc Energy Ltd.(a)	812	650
Molopo Energy Ltd.(a)	482	276
Nexus Energy Ltd.(a)	4,072	711
Paladin Energy Ltd.(a)	1,324	1,682
Roc Oil Co. Ltd.(a)	1,350	471
Santos Ltd.	1,720	20,003
Senex Energy Ltd.(a)	1,114	983
White Energy Co. Ltd.(a)	1,670	527
Whitehaven Coal Ltd.	750	2,895
Woodside Petroleum Ltd.	1,230	38,380

		83,102
AUSTRIA—0.19%
OMV AG	296	8,063

		8,063
BRAZIL—1.57%
OGX Petroleo e Gas Participacoes SA(a)	2,400	12,215
Petroleo Brasileiro SA	5,600	54,792
Refinaria de Petroleos Manguinhos SA(a)	600	282

		67,289
CANADA—11.00%
Advantage Oil & Gas Ltd.(a)	272	754
Angle Energy Inc.(a)	108	425
ARC Resources Ltd.	528	10,547
Athabasca Oil Corp.(a)	600	6,192
Bankers Petroleum Ltd.(a)	422	839
Baytex Energy Corp.	214	9,357
Bellatrix Exploration Ltd.(a)	174	559
Birchcliff Energy Ltd.(a)	158	944
BlackPearl Resources Inc.(a)	470	1,742
BNK Petroleum Inc.(a)	188	127
Bonavista Energy Corp.	268	4,582
Bonterra Energy Corp.	30	1,349
C&C Energia Ltd.(a)	60	393
Cameco Corp.	718	13,767
Canacol Energy Ltd.	1,600	1,035

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

Canadian Natural Resources Ltd.	1,998	57,212
Canadian Oil Sands Ltd.	882	17,107
Celtic Exploration Ltd.(a)	160	1,915
Cenovus Energy Inc.	1,376	43,241
Cequence Energy Ltd.(a)	200	236
Connacher Oil and Gas Ltd.(a)	736	362
Crescent Point Energy Corp.	550	21,096
Crew Energy Inc.(a)	180	1,011
Denison Mines Corp.(a)	538	805
Encana Corp.	1,348	26,861
Enerplus Corp.	338	4,676
Fairborne Energy Ltd.(a)	126	203
Freehold Royalties Ltd.	100	1,718
Guide Exploration Ltd.(a)	172	262
Husky Energy Inc.	620	13,953
Imperial Oil Ltd.	552	22,122
Ithaca Energy Inc.	538	987
Ivanhoe Energy Inc.(a)	476	372
Legacy Oil & Gas Inc. Class A(a)	226	1,602
MEG Energy Corp.(a)	200	6,652
NAL Energy Corp.	258	1,569
Nexen Inc.	960	15,014
Niko Resources Ltd.	86	2,541
NuVista Energy Ltd.(a)	156	512
Pace Oil & Gas Ltd.(a)	78	245
Pacific Rubiales Energy Corp.	548	14,332
Paramount Resources Ltd. Class A(a)	88	2,304
Parex Resources Inc.(a)	200	1,130
Pengrowth Energy Corp.	660	4,690
Penn West Petroleum Ltd.	858	11,415
PetroBakken Energy Ltd. Class A	174	1,920
Petrobank Energy and Resources Ltd.(a)	204	2,123
Petrominerales Ltd.	180	2,398
Peyto Exploration & Development Corp.	242	4,070
Progress Energy Resources Corp.	352	3,803
Southern Pacific Resource Corp.(a)	528	775
SouthGobi Resources Ltd.(a)	200	1,018
Sprott Resource Corp.(a)	206	792
Suncor Energy Inc.	2,960	80,101
Surge Energy Inc.(a)	200	1,556
Tag Oil Ltd.	200	1,805
Talisman Energy Inc.	2,066	21,741
Tourmaline Oil Corp.(a)	200	4,586
TransGlobe Energy Corp.(a)	116	1,199
Trilogy Energy Corp.	96	2,362
Twin Butte Energy Ltd.	600	1,512
Uranium One Inc.(a)	850	1,961
Vermilion Energy Inc.	170	7,136
Whitecap Resources Inc.(a)	200	1,493
Zargon Oil & Gas Ltd.	64	624

		471,732
CHINA—3.93%
China Coal Energy Co. Class H	8,000	7,411
China Qinfa Group Ltd.(a)	4,000	639
China Shenhua Energy Co. Ltd. Class H	7,000	24,669
CNOOC Ltd.	34,000	61,509
Hidili Industry International Development Ltd.(a)	4,000	1,227
Kunlun Energy Co. Ltd.	8,000	13,669
MIE Holdings Corp.	4,000	1,005
PetroChina Co. Ltd. Class H	40,000	50,613
Sino Oil And Gas Holdings Ltd.(a)	50,000	1,282
Yanzhou Coal Mining Co. Ltd. Class H(a)	4,000	6,731

		168,755

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

COLOMBIA—0.56%
Ecopetrol SA SP ADR	400	23,824

		23,824
FINLAND—0.07%
Neste Oil OYJ	306	2,811

		2,811
FRANCE—4.00%
Esso SA Francaise	8	524
Etablissements Maurel et Prom	148	1,980
Total SA	3,936	169,190

		171,694
GREECE—0.05%
Hellenic Petroleum SA	285	1,677
Motor Oil (Hellas) Corinth Refineries SA(a)	64	364

		2,041
HONG KONG—0.03%
Mongolia Energy Corp. Ltd.(a)	8,000	536
Ruifeng Petroleum Chemical Holdings Ltd.(a)	20,000	533

		1,069
HUNGARY—0.11%
MOL Hungarian Oil and Gas PLC(a)	76	4,660

		4,660
INDIA—0.70%
Reliance Industries Ltd. SP GDR(b)	1,244	30,130

		30,130
INDONESIA—0.44%
PT Adaro Energy Tbk	27,000	4,222
PT Benakat Petroleum Energy Tbk(a)	29,000	611
PT Bukit Asam (Persero) Tbk	2,000	3,191
PT Bumi Resources Tbk	29,000	4,381
PT Delta Dunia Makmur Tbk(a)	11,000	450
PT Energi Mega Persada Tbk(a)	53,000	823
PT Indika Energy Tbk	3,000	594
PT Indo Tambangraya Megah Tbk	1,000	3,596
PT Medco Energi Internasional Tbk	3,000	578
PT Resource Alam Indonesia Tbk	1,000	468

		18,914
ISRAEL—0.07%
Jerusalem Oil Exploration Ltd.(a)	5	90
Naphtha Israel Petroleum Corp. Ltd.(a)	123	392
Oil Refineries Ltd.(a)	2,218	1,174
Paz Oil Co. Ltd.	12	1,339

		2,995

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

ITALY—2.01%
Eni SpA	4,402	84,909
ERG SpA	172	966
Saras SpA(a)	582	540

		86,415
JAPAN—1.31%
Cosmo Oil Co. Ltd.	2,000	5,050
INPEX Corp.	4	23,108
JX Holdings Inc.	4,800	24,363
Showa Shell Sekiyu K.K.	600	3,558

		56,079
MALAYSIA—0.02%
Esso Malaysia Bhd	600	637

		637
NEW ZEALAND—0.01%
New Zealand Oil & Gas Ltd.	968	538

		538
NORWAY—1.21%
Det norske oljeselskap ASA(a)	104	1,361
DNO International ASA(a)	1,152	1,480
Norwegian Energy Co. ASA(a)	694	663
Panoro Energy ASA(a)	340	215
Statoil ASA	2,132	48,102

		51,821
POLAND—0.18%
Grupa Lotos SA(a)	84	549
Lubelski Wegiel Bogdanka SA	64	2,097
Polski Koncern Naftowy Orlen SA(a)	558	5,209

		7,855
PORTUGAL—0.13%
Galp Energia SGPS SA Class B	456	5,427

		5,427
RUSSIA—2.49%
LUKOIL OAO	988	50,762
NovaTek OAO SP GDR(c)	164	15,580
Rosneft Oil Co. OJSC	2,900	18,068
Surgutneftegas OJSC	13,200	9,787
Tatneft OAO	2,580	12,777

		106,974
SINGAPORE—0.05%
Sakari Resources Ltd.	2,000	2,242

		2,242

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

SOUTH KOREA—0.46%
S-Oil Corp.	84	6,598
SK Innovation Co. Ltd.	110	13,048

		19,646
SPAIN—0.50%
Repsol YPF SA	1,444	21,568

		21,568
SWEDEN—0.20%
Alliance Oil Co. Ltd. SDR(a)	192	1,630
Lundin Petroleum AB(a)	394	6,936
PA Resources AB(a)	1,200	216

		8,782
THAILAND—0.50%
Bangchak Petroleum PCL NVDR	1,000	713
Banpu PCL NVDR	300	4,243
Esso (Thailand) PCL NVDR	2,200	633
IRPC PCL NVDR	20,000	2,301
PTT Exploration & Production PCL NVDR	2,200	10,857
Thai Oil PCL NVDR	1,600	2,841

		21,588
TURKEY—0.11%
Turkiye Petrol Rafinerileri AS	258	4,804

		4,804
UNITED KINGDOM—18.09%
Afren PLC(a)	1,888	3,374
Amerisur Resources PLC(a)	1,274	402
Anglo Pacific Group PLC	212	761
Aurelian Oil & Gas PLC(a)	800	197
Bahamas Petroleum Co. PLC(a)	2,326	252
BG Group PLC	6,284	120,175
Borders & Southern Petroleum PLC(a)	830	920
Bowleven PLC(a)	676	640
BP PLC	34,900	212,126
Cairn Energy PLC(a)	1,010	4,438
Chariot Oil & Gas Ltd.(a)	240	309
Cove Energy PLC(a)	860	3,435
EnQuest PLC(a)	1,090	2,038
Essar Energy PLC(a)	568	1,191
Falkland Oil & Gas Ltd.(a)	466	683
Faroe Petroleum PLC(a)	328	782
Gulf Keystone Petroleum Ltd.(a)	1,480	4,465
Gulfsands Petroleum PLC(a)	212	294
Hardy Oil & Gas PLC(a)	164	313
Hargreaves Services PLC	54	644
Heritage Oil PLC(a)	340	648
JKX Oil & Gas PLC(a)	224	353
Nautical Petroleum PLC(a)	160	669
Ophir Energy PLC(a)	472	4,228
Premier Oil PLC(a)	986	5,167
Rockhopper Exploration PLC(a)	482	2,239
Royal Dutch Shell PLC Class A	6,568	203,295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

Royal Dutch Shell PLC Class B	5,062	161,940
Salamander Energy PLC(a)	485	1,223
San Leon Energy PLC(a)	1,246	150
SOCO International PLC(a)	434	1,875
Tullow Oil PLC	1,642	35,938
Valiant Petroleum PLC(a)	92	578
Xcite Energy Ltd.(a)	258	371

		776,113
UNITED STATES—45.31%
Abraxas Petroleum Corp.(a)	126	348
Alpha Natural Resources Inc.(a)	404	4,234
Anadarko Petroleum Corp.	908	55,388
Apache Corp.	728	59,245
Approach Resources Inc.(a)	44	1,233
Arch Coal Inc.	372	2,358
ATP Oil & Gas Corp.(a)	76	401
Berry Petroleum Co. Class A	82	3,191
Bill Barrett Corp.(a)	94	1,815
BPZ Resources Inc.(a)	158	488
Cabot Oil & Gas Corp.	380	12,365
Carrizo Oil & Gas Inc.(a)	64	1,415
Chesapeake Energy Corp.	1,204	20,348
Chevron Corp.	3,656	359,421
Cimarex Energy Co.	154	8,204
Clayton Williams Energy Inc.(a)	12	686
Cloud Peak Energy Inc.(a)	200	3,096
Cobalt International Energy Inc.(a)	372	8,426
Comstock Resources Inc.(a)	84	1,256
Concho Resources Inc.(a)	180	15,793
ConocoPhillips	2,306	120,281
CONSOL Energy Inc.	412	11,569
Contango Oil & Gas Co.(a)	26	1,366
Continental Resources Inc.(a)	82	5,975
CVR Energy Inc.(a)	32	814
Denbury Resources Inc.(a)	728	11,007
Devon Energy Corp.	726	43,212
Endeavour International Corp.(a)	50	500
Energen Corp.	134	5,916
Energy Partners Ltd.(a)	200	3,158
Energy XXI (Bermuda) Ltd.	122	3,788
EOG Resources Inc.	492	48,856
EQT Corp.	262	12,152
EXCO Resources Inc.	236	1,699
Exxon Mobil Corp.	8,756	688,484
Forest Oil Corp.(a)	198	1,653
FX Energy Inc.(a)	78	380
Gastar Exploration Ltd.(a)	126	227
GeoResources Inc.(a)	30	1,071
Goodrich Petroleum Corp.(a)	48	709
Gulfport Energy Corp.(a)	80	1,478
Halcon Resources Corp.(a)	110	1,035
Harvest Natural Resources Inc.(a)	50	275
Hess Corp.	556	24,297
HollyFrontier Corp.	378	11,143
Hyperdynamics Corp.(a)	262	199
James River Coal Co.(a)	50	126
Kodiak Oil & Gas Corp.(a)	400	3,244
Lone Pine Resources Inc.(a)	170	537
Magnum Hunter Resources Corp.(a)	190	766
Marathon Oil Corp.	1,300	32,383
Marathon Petroleum Corp.	648	23,373

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

McMoRan Exploration Co.(a)	170	1,654
Newfield Exploration Co.(a)	244	7,310
Noble Energy Inc.	326	27,534
Northern Oil and Gas Inc.(a)	100	1,793
Oasis Petroleum Inc.(a)	200	5,138
Occidental Petroleum Corp.	1,524	120,807
Patriot Coal Corp.(a)	150	356
Peabody Energy Corp.	490	11,446
Penn Virginia Corp.	82	461
Petroleum Development Corp.(a)	40	994
PetroQuest Energy Inc.(a)	98	485
Pioneer Natural Resources Co.	210	20,307
Plains Exploration & Production Co.(a)	256	9,162
QEP Resources Inc.	324	8,528
Quicksilver Resources Inc.(a)	160	715
Range Resources Corp.	296	17,002
Resolute Energy Corp.(a)	106	927
Rex Energy Corp.(a)	66	664
Rosetta Resources Inc.(a)	96	3,714
SandRidge Energy Inc.(a)	656	4,166
SM Energy Co.	116	6,274
Southwestern Energy Co.(a)	644	18,051
Stone Energy Corp.(a)	72	1,696
Swift Energy Co.(a)	74	1,473
Tesoro Corp.(a)	256	5,663
Ultra Petroleum Corp.(a)	286	5,297
Uranium Energy Corp.(a)	130	299
VAALCO Energy Inc.(a)	96	819
Valero Energy Corp.	1,032	21,775
Venoco Inc.(a)	44	411
W&T Offshore Inc.	58	891
Warren Resources Inc.(a)	102	219
Western Refining Inc.	84	1,625
Whiting Petroleum Corp.(a)	212	9,161
WPX Energy Inc.(a)	356	5,223

		1,943,424

TOTAL COMMON STOCKS
(Cost: $4,932,242)		4,170,992

PREFERRED STOCKS—1.91%

BRAZIL—1.77%
Petroleo Brasileiro SA	8,000	75,626

		75,626
RUSSIA—0.14%
Surgutneftegas OJSC	12,800	6,099

		6,099

TOTAL PREFERRED STOCKS
(Cost: $119,697)		81,725

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	426	426

		426

TOTAL SHORT-TERM INVESTMENTS
(Cost: $426)		426

TOTAL INVESTMENTS IN SECURITIES—99.16%
(Cost: $5,052,365)		4,253,143
Other Assets, Less Liabilities—0.84%		36,151

NET ASSETS—100.00%		$4,289,294

NVDR	- Non-Voting Depositary Receipts
SDR	- Swedish Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.87%

AUSTRALIA—9.96%
Focus Minerals Ltd.(a)	472,275	$16,949
Kingsgate Consolidated Ltd.	41,835	212,628
Kingsrose Mining Ltd.(a)	123,255	144,657
Medusa Mining Ltd.	43,560	221,818
Newcrest Mining Ltd.	82,095	1,984,331
Northern Star Resources Ltd.	22,260	14,574
Resolute Mining Ltd.(a)	45,000	66,126
Silver Lake Resources Ltd.(a)	72,255	194,833
Troy Resources Ltd.	3,855	15,443

		2,871,359
CANADA—54.97%
Agnico-Eagle Mines Ltd.	26,265	980,310
Alacer Gold Corp.(a)	18,840	104,586
Argonaut Gold Inc.(a)	3,000	23,605
AuRico Gold Inc.(a)	54,405	404,440
Avion Gold Corp.(a)	148,935	73,332
B2Gold Corp.(a)	85,740	257,435
Barrick Gold Corp.	122,805	4,812,372
Centerra Gold Inc.	33,765	351,732
China Gold International Resources Corp. Ltd.(a)	59,700	193,659
Eldorado Gold Corp.	101,475	1,122,710
Goldcorp Inc.	95,160	3,463,537
Great Basin Gold Ltd.(a)	214,005	119,833
High River Gold Mines Ltd.(a)	149,445	170,250
Jaguar Mining Inc.(a)	11,295	13,085
Kinross Gold Corp.	150,840	1,207,244
Kirkland Lake Gold Inc.(a)	20,250	209,186
Lake Shore Gold Corp.(a)	17,445	14,484
Nevsun Resources Ltd.	6,000	21,549
OceanaGold Corp.(a)	8,445	15,083
Osisko Mining Corp.(a)	42,390	315,531
San Gold Corp.(a)	120,735	166,684
SEMAFO Inc.	61,665	312,552
Yamana Gold Inc.	91,920	1,345,344
Yukon-Nevada Gold Corp.(a)	555,120	147,382

		15,845,925
CHINA—2.38%
China Precious Metal Resources Holdings Co. Ltd.(a)	1,020,000	172,172
Lingbao Gold Co. Ltd. Class H	300,000	143,412
Zijin Mining Group Co. Ltd. Class H(a)	1,170,000	370,862

		686,446
PERU—3.91%
Compania de Minas Buenaventura SA SP ADR	28,800	1,127,232

		1,127,232
SOUTH AFRICA—11.95%
AngloGold Ashanti Ltd.	36,360	1,310,205
DRDGOLD Ltd.	250,920	161,197
Gold Fields Ltd.	99,795	1,331,059
Harmony Gold Mining Co. Ltd.	65,145	643,057

		3,445,518

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

May 31, 2012

TURKEY—0.11%
Koza Altin Isletmeleri AS	1,860	31,438

		31,438
UNITED KINGDOM—5.29%
African Barrick Gold PLC	2,805	14,226
Allied Gold Mining PLC(a)	9,345	14,168
Centamin PLC(a)	242,175	243,402
Highland Gold Mining Ltd.	91,395	146,297
Pan African Resources PLC	65,910	13,695
Petropavlovsk PLC	39,645	223,942
Randgold Resources Ltd.	10,860	868,353

		1,524,083
UNITED STATES—11.30%
Allied Nevada Gold Corp.(a)	16,125	418,282
Gold Resource Corp.	9,180	243,270
Newmont Mining Corp.	55,080	2,597,573

		3,259,125

TOTAL COMMON STOCKS
(Cost: $34,182,643)		28,791,126

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	24,501	24,501

		24,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,501)		24,501

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $34,207,144)		28,815,627
Other Assets, Less Liabilities—0.04%		12,275

NET ASSETS—100.00%		$28,827,902

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—93.53%

AUSTRALIA—19.23%
Aditya Birla Minerals Ltd.(a)	230	$120
Alumina Ltd.	5,663	5,410
Aquarius Platinum Ltd.	1,052	1,224
Aspire Mining Ltd.(a)	457	78
Atlas Iron Ltd.	1,929	4,060
Bathurst Resources Ltd.(a)	1,403	633
BHP Billiton Ltd.	7,427	230,306
BlueScope Steel Ltd.(a)	7,722	2,584
Cudeco Ltd.(a)	304	985
Discovery Metals Ltd.(a)	891	1,158
Elemental Minerals Ltd.(a)	327	233
Fortescue Metals Group Ltd.	3,078	13,793
Gindalbie Metals Ltd.(a)	1,935	891
Grange Resources Ltd.	754	384
Iluka Resources Ltd.	1,014	13,179
Imdex Ltd.	465	947
Independence Group NL	523	1,821
Indophil Resources NL(a)	1,727	653
Ivanhoe Australia Ltd.(a)	490	297
Jupiter Mines Ltd.(a)	634	101
Kagara Ltd.(a)(b)	1,161	—
Kangaroo Resources Ltd.(a)	2,435	229
Lynas Corp. Ltd.(a)	3,908	3,923
Metals X Ltd.(a)	1,023	164
Metminco Ltd.(a)	2,011	254
Mincor Resources NL	416	282
Mineral Deposits Ltd.(a)	186	888
Mirabela Nickel Ltd.(a)	1,063	320
Mount Gibson Iron Ltd.	1,427	1,343
Murchison Metals Ltd.(a)	800	365
Northern Iron Ltd.(a)	570	545
OM Holdings Ltd.(a)	506	199
OneSteel Ltd.	2,988	3,058
OZ Minerals Ltd.	731	6,183
PanAust Ltd.(a)	1,094	3,035
Panoramic Resources Ltd.	456	347
Perilya Ltd.(a)	497	145
Rex Minerals Ltd.(a)	284	288
Rio Tinto Ltd.	1,023	56,420
Sandfire Resources NL(a)	157	1,142
Sims Metal Management Ltd.	417	4,437
Sundance Resources Ltd.(a)	5,845	2,381
Tiger Resources Ltd.(a)	1,172	335
Western Areas NL	278	1,200

		366,340
AUSTRIA—0.39%
AMAG Austria Metall AG(c)	44	973
voestalpine AG	255	6,369

		7,342
BELGIUM—0.74%
Nyrstar NV(a)	353	2,105
Umicore	252	11,959

		14,064

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

BRAZIL—3.60%
Companhia Siderurgica Nacional SA	1,700	10,912
MMX Mineracao e Metalicos SA(a)	600	1,880
Vale SA	3,000	55,726

		68,518
CANADA—5.19%
Augusta Resource Corp.(a)	232	347
Avalon Rare Metals Inc.(a)	251	371
Capstone Mining Corp.(a)	654	1,484
Cline Mining Corp.(a)	444	356
Copper Mountain Mining Corp.(a)	230	888
Dundee Precious Metals Inc.(a)	205	1,247
Eastern Platinum Ltd.(a)	2,152	551
First Quantum Minerals Ltd.	1,091	19,054
Harry Winston Diamond Corp.(a)	149	1,844
HudBay Minerals Inc.	405	2,968
Imperial Metals Corp.(a)	106	1,157
Inmet Mining Corp.	120	5,028
Ivanhoe Mines Ltd.(a)	685	6,448
Katanga Mining Ltd.(a)	1,100	1,051
Labrador Iron Mines Holdings Ltd.(a)	190	561
Lundin Mining Corp.(a)	1,189	4,661
Major Drilling Group International	199	2,305
Mercator Minerals Ltd.(a)	499	308
North American Palladium Ltd.(a)	312	723
Northern Dynasty Minerals Ltd.(a)	148	400
Sabina Gold & Silver Corp.(a)	341	751
Sherritt International Corp.	664	3,263
Taseko Mines Ltd.(a)	466	1,219
Teck Resources Ltd. Class B	1,360	40,624
Thompson Creek Metals Co. Inc.(a)	373	1,282

		98,891
CHILE—0.33%
CAP SA	179	6,336

		6,336
CHINA—1.54%
Aluminum Corp. of China Ltd. Class H(a)	10,000	4,329
Angang Steel Co. Ltd. Class H(a)	2,000	1,147
Chiho-Tiande Group Ltd.	2,000	1,051
China Kingstone Mining Holdings Ltd.(a)	3,000	131
China Metal Recycling Holdings Ltd.(a)	1,200	1,101
China Nickel Resources Holding Co. Ltd.(a)	2,000	137
China Rare Earth Holdings Ltd.(a)	4,000	928
China Vanadium Titano-Magnetite Mining Co. Ltd.	2,000	345
China Zhongwang Holdings Ltd.(a)	4,000	1,562
Chongqing Iron & Steel Co. Ltd. Class H(a)	2,000	356
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,000	336
CITIC Dameng Holdings Ltd.(a)	2,000	240
Da Ming International Holdings Ltd.	2,000	338
Fosun International Ltd.	4,000	2,191
Hunan Nonferrous Metal Corp. Ltd. Class H(a)	4,000	1,185
Jiangxi Copper Co. Ltd. Class H	3,000	6,309
Minmetals Resources Ltd.(a)	4,000	1,716
North Mining Shares Co. Ltd.(a)	20,000	734

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

Shougang Concord International Enterprises Co. Ltd.(a)	12,000	533
Shougang Fushan Resources Group Ltd.	6,000	1,987
Tiangong International Co. Ltd.	4,000	850
Winsway Coking Coal Holding Ltd.	4,000	732
Xingda International Holdings Ltd.	2,000	719
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	2,000	472

		29,429
FINLAND—0.20%
Outokumpu OYJ(a)	2,064	2,114
Rautaruukki OYJ	163	1,115
Talvivaara Mining Co. PLC(a)	328	669

		3,898
FRANCE—1.59%
Aperam	102	1,150
ArcelorMittal	2,104	29,072

		30,222
GERMANY—1.21%
Aurubis AG	86	3,923
Salzgitter AG	95	4,056
ThyssenKrupp AG	917	15,131

		23,110
GREECE—0.04%
Mytilineos Holdings SA(a)	174	357
Viohalco Hellenic Copper and Aluminum Industry SA(a)	200	421

		778
HONG KONG—0.08%
CST Mining Group Ltd.(a)	56,000	924
IRC Ltd.(a)	4,000	469
Newton Resources Ltd.(a)	4,000	219

		1,612
INDIA—1.15%
Sterlite Industries (India) Ltd. SP ADR	1,419	9,465
Tata Steel Ltd. SP GDR(d)	1,741	12,500

		21,965
INDONESIA—0.24%
PT Aneka Tambang (Persero) Tbk	9,000	1,101
PT Darma Henwa Tbk(a)	40,500	254
PT Krakatau Steel (Persero) Tbk	11,500	869
PT Timah (Persero)Tbk	5,500	801
PT Vale Indonesia Tbk	6,000	1,596

		4,621
ITALY—0.03%
KME Group SpA(a)	1,588	577

		577
JAPAN—6.45%
Asahi Holdings Inc.	100	1,849

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

Daido Steel Co. Ltd.	1,000	6,019
Dowa Holdings Co. Ltd.	1,000	6,096
JFE Holdings Inc.	1,100	17,844
Kobe Steel Ltd.	6,000	7,193
Kyoei Steel Ltd.	100	1,714
Maruichi Steel Tube Ltd.	100	2,084
Mitsubishi Materials Corp.	3,000	8,187
Mitsui Mining & Smelting Co. Ltd.	1,000	2,270
Neturen Co. Ltd.	100	722
Nippon Coke & Engineering Co. Ltd.	500	625
Nippon Koshuha Steel Co. Ltd.	1,000	1,058
Nippon Light Metal Co. Ltd.	1,000	1,339
Nippon Steel Corp.	12,000	26,934
Nippon Yakin Kogyo Co. Ltd.(a)	500	676
Nisshin Steel Co. Ltd.	2,000	2,474
Osaka Steel Co. Ltd.	100	1,843
OSAKA Titanium technologies Co. Ltd.	100	3,124
Sumitomo Light Metal Industries Ltd.	1,000	1,007
Sumitomo Metal Industries Ltd.	8,000	12,957
Sumitomo Metal Mining Co. Ltd.	1,000	11,286
Toho Titanium Co. Ltd.	100	1,113
Tokyo Steel Manufacturing Co. Ltd.	300	1,779
Yamato Kogyo Co. Ltd.	100	2,707

		122,900
MALAYSIA—0.09%
Ann Joo Resources Bhd	700	369
CSC Steel Holdings Bhd	1,000	423
Kinsteel Bhd	2,200	291
Lion Industries Corp. Bhd	1,100	392
Press Metal Bhd	500	285

		1,760
MEXICO—1.66%
Compania Minera Autlan SAB de CV Series B	200	167
Grupo Mexico SAB de CV Series B	8,800	23,182
Grupo Simec SAB de CV Series B(a)	300	873
Industrias CH SAB de CV Series B(a)	400	1,609
Minera Frisco SAB de CV Series A1(a)	1,500	5,859

		31,690
NETHERLANDS—0.03%
Advanced Metallurgical Group NV(a)	69	548

		548
NORWAY—0.49%
Norsk Hydro ASA	2,125	8,821
Northland Resources SA(a)	517	502

		9,323
PERU—0.78%
Southern Copper Corp.	524	14,908

		14,908
PHILIPPINES—0.10%
Atlas Consolidated Mining & Development Corp.(a)	2,000	818
Nickel Asia Corp.	1,600	1,058

		1,876

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

POLAND—0.76%
Alchemia SA(a)	672	943
Impexmetal SA	84	83
Jastrzebska Spolka Weglowa SA(a)	86	2,173
KGHM Polska Miedz SA	315	11,320

		14,519
RUSSIA—1.41%
Belon OJSC(a)	600	133
Mechel OAO SP ADR	506	2,687
MMC Norilsk Nickel OJSC	111	16,340
Novolipetsk Steel OJSC SP GDR(d)	156	2,462
Severstal OAO	470	5,152

		26,774
SINGAPORE—0.04%
Midas Holdings Ltd.	3,000	722

		722
SOUTH AFRICA—3.11%
African Rainbow Minerals Ltd.	252	4,951
Anglo American Platinum Ltd.	154	8,564
ArcelorMittal South Africa Ltd.	450	2,762
Assore Ltd.	49	1,603
Exxaro Resources Ltd.	302	6,673
Hulamin Ltd.(a)	632	458
Impala Platinum Holdings Ltd.	1,191	18,641
Kumba Iron Ore Ltd.	189	11,590
Merafe Resources Ltd.(a)	3,542	331
Northam Platinum Ltd.	609	1,849
Palabora Mining Co. Ltd.	32	553
Royal Bafokeng Platinum Ltd.(a)	137	844
Sentula Mining Ltd.(a)	1,870	448

		59,267
SOUTH KOREA—3.68%
Daehan Steel Co. Ltd.	30	173
Dongbu Steel Co. Ltd.(a)	60	228
Dongil Industries Co. Ltd.	5	207
Dongkuk Industries Co. Ltd.	67	211
Dongkuk Steel Mill Co. Ltd.	80	1,108
EG Corp.	11	606
Hyundai BNG Steel Co. Ltd.(a)	20	185
Hyundai Hysco Co. Ltd.	80	2,508
Hyundai Steel Co.	127	9,114
KISCO Corp.	10	183
KISWIRE Ltd.	10	282
Korea Zinc Co. Ltd.	19	5,715
Poongsan Corp.	40	866
Poongsan Holdings Corp.	10	178
POSCO	150	46,007
POSCO Chemtech Co. Ltd.	6	659
Posco M-Tech Co. Ltd.	60	331
SeAH Besteel Corp.	30	1,007
SeAH Holdings Corp.	2	171
SeAH Steel Corp.	5	403

		70,142

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

SPAIN—0.19%
Acerinox SA	257	2,551
Tubacex SA(a)	246	470
Tubos Reunidos SA	293	550

		3,571
SWEDEN—0.65%
Boliden AB	604	7,701
Hoganas AB Class B	61	1,946
SSAB AB Class A	355	2,722

		12,369
SWITZERLAND—0.02%
Schmolz + Bickenbach AG Registered(a)	55	280

		280
TAIWAN—1.79%
China Metal Products Co. Ltd.	1,000	618
China Steel Corp.	26,000	24,390
Chun Yuan Steel Industrial Co. Ltd.	1,000	414
Chung Hung Steel Corp.	2,000	561
Feng Hsin Iron & Steel Co. Ltd.	1,000	1,739
Gloria Material Technology Corp.(a)	1,000	1,089
Hsin Kuang Steel Co. Ltd.	1,000	675
Ta Chen Stainless Pipe Co. Ltd.(a)	1,000	529
Ton Yi Industrial Corp.	2,000	1,018
Tung Ho Steel Enterprise Corp.	2,000	1,910
Yeun Chyang Industrial Co. Ltd.	1,000	558
Yieh Phui Enterprise Co. Ltd.	2,000	623

		34,124
THAILAND—0.10%
G J Steel PCL NVDR(a)	95,500	450
G Steel PCL NVDR(a)	37,600	437
Sahaviriya Steel Industries PCL NVDR(a)	31,000	653
STP & I PCL NVDR	500	405

		1,945
TURKEY—0.36%
Borusan Mannesmann Boru Sanayi ve TAS	34	492
Eregli Demir ve Celik Fabrikalari TAS	2,026	2,337
Izmir Demir Celik Sanayi AS(a)	292	840
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	658	353
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	412	349
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	1,879	817
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	313	526
Koza Anadolu Metal Madencilik Isletmeleri AS New(a)	313	527
Park Elektrik Uretim Madencilik Sanayi ve TAS	199	516

		6,757
UNITED KINGDOM—25.36%
African Minerals Ltd.(a)	536	3,094
Anglo American PLC	3,070	93,134
Antofagasta PLC	901	13,895
BHP Billiton PLC	4,880	127,275
Eurasian Natural Resources Corp.	578	3,759
Evraz PLC(a)	560	2,545

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

Ferrexpo PLC	540	1,639
Gem Diamonds Ltd.(a)	265	832
Glencore International PLC	3,171	16,619
Hill & Smith Holdings PLC	210	1,074
Kazakhmys PLC	482	4,933
London Mining PLC(a)	272	983
Lonmin PLC	448	4,851
New World Resources PLC Class A	221	943
Petra Diamonds Ltd.(a)	876	1,789
Rio Tinto PLC	3,104	132,815
Sirius Minerals PLC(a)	3,902	1,081
Vedanta Resources PLC	267	3,818
Xstrata PLC	4,797	68,111

		483,190
UNITED STATES—10.90%
A.M. Castle & Co.(a)	39	428
AK Steel Holding Corp.	252	1,519
Alcoa Inc.	2,436	20,828
Allegheny Technologies Inc.	231	7,420
AMCOL International Corp.	58	1,629
Carpenter Technology Corp.	102	4,596
Century Aluminum Co.(a)	133	942
Cliffs Natural Resources Inc.	334	15,958
Commercial Metals Co.	267	3,118
Compass Minerals International Inc.	77	5,479
Freeport-McMoRan Copper & Gold Inc.	2,197	70,392
General Moly Inc.(a)	145	360
Globe Specialty Metals Inc.	100	1,172
Haynes International Inc.	29	1,479
Horsehead Holding Corp.(a)	93	824
Kaiser Aluminum Corp.	36	1,728
Materion Corp.	43	950
Molycorp Inc.(a)	136	2,676
Noranda Aluminium Holding Corp.	42	323
Nucor Corp.	734	26,248
Olympic Steel Inc.	22	365
Reliance Steel & Aluminum Co.	172	8,120
RTI International Metals Inc.(a)	70	1,469
Schnitzer Steel Industries Inc. Class A	57	1,487
Steel Dynamics Inc.	478	5,038
Stillwater Mining Co.(a)	261	2,216
SunCoke Energy Inc.(a)	155	2,176
Titanium Metals Corp.	205	2,353
United States Steel Corp.	329	6,679
Universal Stainless & Alloy Products Inc.(a)	17	684
Walter Energy Inc.	142	6,880
Worthington Industries Inc.	137	2,226

		207,762

TOTAL COMMON STOCKS
(Cost: $2,327,616)		1,782,130

PREFERRED STOCKS—6.18%

BRAZIL—6.18%
Bradespar SA	500	7,798
Companhia de Ferro Ligas da Bahia - Ferbasa	100	516
Gerdau SA	2,000	15,675
Metalurgica Gerdau SA	700	6,901
Usinas Siderurgicas de Minas Gerais SA Class A	800	3,360
Vale SA Class A	4,600	83,469

		117,719

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

May 31, 2012

TOTAL PREFERRED STOCKS
(Cost: $155,741)		117,719

WARRANTS—0.00%

THAILAND—0.00%
G Steel PCL NVDR (Expires 3/27/19)(a)	12,533	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—0.03%

MONEY MARKET FUNDS—0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(f)	613	613

		613

TOTAL SHORT-TERM INVESTMENTS
(Cost: $613)		613

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $2,483,970)		1,900,462
Other Assets, Less Liabilities—0.26%		4,991

NET ASSETS—100.00%		$1,905,453

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.89%

CANADA—53.52%
Alexco Resource Corp.(a)	4,725	$22,033
AuRico Gold Inc.(a)	11,007	81,825
Endeavour Silver Corp.(a)	5,065	44,254
Excellon Resources Inc.(a)	28,828	15,029
Extorre Gold Mines Ltd.(a)	8,012	22,509
First Majestic Silver Corp.(a)	5,260	72,821
Fortuna Silver Mines Inc.(a)	8,244	32,393
Great Panther Silver Ltd.(a)	12,167	21,261
MAG Silver Corp.(a)	3,665	28,448
Mandalay Resources Corp.(a)	17,016	9,857
Pan American Silver Corp.	5,076	85,025
Scorpio Mining Corp.(a)	20,776	17,049
Silver Standard Resources Inc.(a)	4,479	49,253
Silver Wheaton Corp.	12,343	316,142
Silvercorp Metals Inc.	9,282	56,455
Silvermex Resources Inc.(a)	33,310	16,401
Tahoe Resources Inc.(a)	4,825	78,165
US Silver Corp.	11,000	13,912

		982,832
HONG KONG—2.49%
G-Resources Group Ltd.(a)	834,000	45,672

		45,672
MEXICO—9.02%
Industrias Penoles SAB de CV	4,330	165,698

		165,698
PERU—13.46%
Compania de Minas Buenaventura SA SP ADR	6,318	247,287

		247,287
UNITED KINGDOM—10.36%
Arian Silver Corp.(a)	54,010	13,197
Fresnillo PLC	4,583	95,087
Hochschild Mining PLC	9,456	62,903
Patagonia Gold PLC(a)	45,714	18,997

		190,184
UNITED STATES—11.04%
Coeur d’Alene Mines Corp.(a)	4,409	74,512
Golden Minerals Co.(a)	4,119	14,334
Hecla Mining Co.	14,644	62,237
McEwen Mining Inc.(a)	12,996	30,671
Paramount Gold and Silver Corp.(a)	9,713	21,077

		202,831

TOTAL COMMON STOCKS
(Cost: $2,472,526)		1,834,504

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SILVER MINERS FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	697	697

		697

TOTAL SHORT-TERM INVESTMENTS
(Cost: $697)		697

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $2,473,223)		1,835,201
Other Assets, Less Liabilities—0.07%		1,292

NET ASSETS—100.00%		$1,836,493

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.07%

AIRLINES—0.65%
Cathay Pacific Airways Ltd.	6,405,000	$9,887,049

		9,887,049
APPAREL—0.78%
Yue Yuen Industrial (Holdings) Ltd.	3,843,000	11,958,542

		11,958,542
BANKS—9.48%
Bank of East Asia Ltd. (The)(a)	7,429,810	24,843,099
BOC Hong Kong (Holdings) Ltd.	20,496,000	56,384,236
Hang Seng Bank Ltd.(a)	4,227,300	54,632,958
Wing Hang Bank Ltd.(a)	990,000	9,095,267

		144,955,560
DISTRIBUTION & WHOLESALE—3.69%
Li & Fung Ltd.(a)	30,744,000	56,410,646

		56,410,646
DIVERSIFIED FINANCIAL SERVICES—5.21%
Hong Kong Exchanges and Clearing Ltd.(a)	5,636,400	79,598,168

		79,598,168
ELECTRIC—8.78%
CLP Holdings Ltd.	9,897,700	80,601,305
Power Assets Holdings Ltd.(a)	7,686,000	53,726,783

		134,328,088
ENGINEERING & CONSTRUCTION—0.92%
Cheung Kong Infrastructure Holdings Ltd.	2,562,000	14,079,553

		14,079,553
FOOD—0.86%
First Pacific Co. Ltd.	12,810,000	13,204,739

		13,204,739
GAS—3.93%
Hong Kong and China Gas Co. Ltd. (The)	25,620,871	60,149,632

		60,149,632
HOLDING COMPANIES - DIVERSIFIED—12.60%
Hutchison Whampoa Ltd.	11,529,800	94,857,874
NWS Holdings Ltd.	7,686,000	11,290,052
Swire Pacific Ltd. Class A	3,843,000	41,446,375
Wharf (Holdings) Ltd. (The)	8,615,150	45,013,669

		192,607,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2012

INSURANCE—11.96%
AIA Group Ltd.	56,107,800	182,908,746

		182,908,746
LODGING—8.34%
Galaxy Entertainment Group Ltd.(a)(b)	7,686,000	18,658,296
MGM China Holdings Ltd.	5,124,000	8,252,962
Sands China Ltd.	13,322,400	45,490,326
Shangri-La Asia Ltd.	7,886,000	15,506,080
SJM Holdings Ltd.	10,248,000	18,196,131
Wynn Macau Ltd.(a)	8,710,800	21,370,550

		127,474,345
REAL ESTATE—24.72%
Cheung Kong (Holdings) Ltd.(a)	7,686,000	88,636,812
Hang Lung Group Ltd.(a)	4,824,000	27,909,005
Hang Lung Properties Ltd.	12,810,000	40,852,162
Henderson Land Development Co. Ltd.	5,124,332	25,816,938
Hopewell Holdings Ltd.(a)	3,202,742	8,336,121
Hysan Development Co. Ltd.	3,843,000	15,152,438
Kerry Properties Ltd.	3,843,000	15,300,991
New World Development Co. Ltd.	20,496,800	22,079,186
Sino Land Co. Ltd.(a)	15,372,000	21,233,221
Sun Hung Kai Properties Ltd.	8,601,000	97,415,605
Wheelock and Co. Ltd.	5,124,357	15,285,550

		378,018,029
REAL ESTATE INVESTMENT TRUSTS—3.06%
Link REIT (The)(a)	12,169,500	46,728,271

		46,728,271
RETAIL—0.36%
Lifestyle International Holdings Ltd.	2,562,000	5,545,990

		5,545,990
SEMICONDUCTORS—0.82%
ASM Pacific Technology Ltd.(a)	1,024,800	12,597,321

		12,597,321
TELECOMMUNICATIONS—0.83%
Foxconn International Holdings Ltd.(a)(b)	11,529,000	4,709,140
PCCW Ltd.	21,777,000	7,969,060

		12,678,200
TRANSPORTATION—2.08%
MTR Corp. Ltd.	7,686,083	24,808,672
Orient Overseas International Ltd.	1,281,200	6,933,570

		31,742,242

TOTAL COMMON STOCKS
(Cost: $1,723,778,778)		1,514,873,091

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—9.53%

MONEY MARKET FUNDS—9.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	135,817,759	135,817,759
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	9,882,485	9,882,485
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	91,000	91,000

		145,791,244

TOTAL SHORT-TERM INVESTMENTS
(Cost: $145,791,244)		145,791,244

TOTAL INVESTMENTS IN SECURITIES—108.60%
(Cost: $1,869,570,022)		1,660,664,335

Other Assets, Less Liabilities—(8.60)%		(131,572,839)
NET ASSETS—100.00%		$1,529,091,496

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.87%

AEROSPACE & DEFENSE—1.78%
Elbit Systems Ltd.	36,792	$1,224,121

		1,224,121
BANKS—19.27%
Bank Hapoalim Ltd.	1,609,380	5,140,115
Bank Leumi le-Israel	1,870,632	4,723,031
First International Bank of Israel Ltd.(a)	33,660	336,665
Israel Discount Bank Ltd. Class A(a)	1,240,237	1,359,691
Mizrahi Tefahot Bank Ltd.(a)	193,104	1,532,457
Union Bank of Israel(a)	40,320	120,509

		13,212,468
BIOTECHNOLOGY—0.23%
Clal Biotechnology Industries Ltd.(a)	51,048	159,114

		159,114
CHEMICALS—10.99%
Frutarom	56,448	524,509
Israel Chemicals Ltd.	676,440	7,011,915

		7,536,424
COMMERCIAL SERVICES—0.49%
Nitsba Holdings (1995) Ltd.(a)	42,876	338,942

		338,942
COMPUTERS—0.34%
MATRIX IT Ltd.	56,448	235,703

		235,703
ELECTRONICS—0.42%
Ituran Location and Control Ltd.	24,480	288,960

		288,960
ENERGY - ALTERNATE SOURCES—0.66%
Ormat Industries Ltd.(b)	84,240	451,727

		451,727
ENGINEERING & CONSTRUCTION—1.04%
Electra (Israel) Ltd.	2,592	212,542
Shikun & Binui Ltd.(b)	309,168	498,473

		711,015
FOOD—2.88%
Alon Holdings Blue Square - Israel Ltd.(b)	26,676	62,942
Osem Investment Ltd.	52,992	733,908
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.(b)	8,676	269,537

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

Shufersal Ltd.	123,840	336,165
Strauss Group Ltd.(a)	53,604	574,341

		1,976,893
FOREST PRODUCTS & PAPER—0.16%
Hadera Paper Ltd.(a)	2,952	107,146

		107,146
HEALTH CARE - PRODUCTS—0.65%
Given Imaging Ltd.(a)	26,604	446,668

		446,668
HOLDING COMPANIES - DIVERSIFIED—5.71%
Clal Industries and Investments Ltd.	94,680	295,113
Delek Group Ltd. (The)	6,912	1,133,914
Discount Investment Corp. Ltd. Registered(a)	37,512	76,442
FIBI Holdings Ltd.(a)	11,160	139,169
Israel Corp. Ltd. (The)	3,528	1,980,473
Israel Land Development Co. Ltd. (The)	12,024	84,727
Koor Industries Ltd.(a)	17,352	204,065

		3,913,903
HOME BUILDERS—0.39%
Bayside Land Corp. Ltd.(b)	1,080	200,040
Property & Building Corp. Ltd.	2,124	67,021

		267,061
INSURANCE—2.80%
Clal Insurance Enterprises Holdings Ltd.(a)	29,808	366,750
Harel Insurance Investments & Financial Services Ltd.	16,776	541,820
Menorah Mivtachim Holdings Ltd.(a)	38,700	274,484
Migdal Insurance & Financial Holdings Ltd.	426,816	553,042
Phoenix Holdings Ltd.(a)	84,925	180,679

		1,916,775
MANUFACTURING—0.22%
Plasson Industries Ltd.	5,868	147,691

		147,691
MEDIA—0.34%
Hot Telecommunication Systems Ltd.	25,992	231,654

		231,654
OIL & GAS—2.80%
Jerusalem Oil Exploration Ltd.(a)	13,572	244,225
Naphtha Israel Petroleum Corp. Ltd.(a)	52,067	166,559
Oil Refineries Ltd.(a)	1,338,588	708,538
Paz Oil Co. Ltd.	7,164	799,724

		1,919,046
PHARMACEUTICALS—24.26%
Teva Pharmaceutical Industries Ltd.	415,260	16,637,011

		16,637,011

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

REAL ESTATE—5.21%
Africa Israel Investments Ltd.(a)	103,706	326,701
Africa Israel Properties Ltd.(a)	15,445	133,058
Airport City Ltd.(a)	55,332	241,965
AL-ROV (Israel) Ltd.(a)	5,868	116,510
Alony Hetz Properties & Investments Ltd.	105,804	472,982
Alrov Properties and Lodgings Ltd.	6,552	96,771
Amot Investments Ltd.	106,092	248,285
Gazit Globe Ltd.	109,440	1,080,305
Industrial Buildings Corp. Ltd.(a)(b)	115,452	136,426
Jerusalem Economy Ltd.(a)	33,588	200,602
Melisron Ltd.	20,126	335,268
Norstar Holdings Inc.	9,504	186,365

		3,575,238
RETAIL—0.49%
Delek Automotive Systems Ltd.	52,380	332,842

		332,842
SEMICONDUCTORS—4.89%
Mellanox Technologies Ltd.(a)	51,192	3,048,228
Tower Semiconductor Ltd.(a)	385,200	304,112

		3,352,340
SOFTWARE—1.24%
Babylon Ltd.	40,284	333,527
Retalix Ltd.(a)	25,704	518,000

		851,527
TELECOMMUNICATIONS—12.42%
012 Smile.Communications Ltd.(a)	14,544	65,502
Bezeq The Israel Telecommunication Corp. Ltd.	2,711,752	3,419,883
Cellcom Israel Ltd.(b)	87,084	613,857
Ceragon Networks Ltd.(a)	42,228	357,416
Gilat Satellite Networks Ltd.(a)	39,770	130,180
NICE Systems Ltd.(a)	88,632	3,316,955
Partner Communications Co. Ltd.(b)	136,008	612,537

		8,516,330
TEXTILES—0.19%
Avgol Industries 1953 Ltd.	176,544	133,497

		133,497

TOTAL COMMON STOCKS
(Cost: $105,543,345)		68,484,096

SHORT-TERM INVESTMENTS—1.81%

MONEY MARKET FUNDS—1.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,154,101	1,154,101
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	83,976	83,976
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	5,909	5,909

		1,243,986

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

May 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,243,986)	1,243,986

TOTAL INVESTMENTS IN SECURITIES—101.68%
(Cost: $106,787,331)	69,728,082
Other Assets, Less Liabilities—(1.68)%	(1,150,724)

NET ASSETS—100.00%	$68,577,358

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.85%

AEROSPACE & DEFENSE—0.90%
Finmeccanica SpA(a)	322,952	$1,074,155

		1,074,155
AUTO MANUFACTURERS—6.87%
Fiat Industrial SpA	553,553	5,564,502
Fiat SpA(a)	561,927	2,640,220

		8,204,722
AUTO PARTS & EQUIPMENT—1.44%
Pirelli & C. SpA	173,563	1,720,035

		1,720,035
BANKS—18.72%
Banca Monte dei Paschi di Siena SpA(a)	4,362,064	1,086,785
Banco Popolare SpA(a)	1,365,910	1,515,769
Intesa Sanpaolo SpA(a)	6,401,686	7,939,111
Intesa Sanpaolo SpA RNC(a)	564,060	592,120
Mediobanca SpA	424,151	1,477,876
UniCredit SpA(a)	2,629,041	8,055,180
Unione di Banche Italiane ScpA	610,038	1,689,591

		22,356,432
COMMERCIAL SERVICES—2.46%
Atlantia SpA	237,931	2,937,485

		2,937,485
ELECTRIC—13.00%
Enel SpA	4,254,229	12,108,846
Terna SpA	1,024,156	3,424,123

		15,532,969
ELECTRICAL COMPONENTS & EQUIPMENT—1.78%
Prysmian SpA	150,179	2,120,566

		2,120,566
ENERGY - ALTERNATE SOURCES—1.58%
Enel Green Power SpA	1,427,135	1,891,631

		1,891,631
GAS—4.38%
Snam SpA	1,296,390	5,235,142

		5,235,142
HEALTH CARE - PRODUCTS—2.65%
Luxottica Group SpA	98,039	3,169,912

		3,169,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2012

HOLDING COMPANIES - DIVERSIFIED—1.27%
Exor SpA(a)(b)	71,021	1,514,790

		1,514,790
INSURANCE—4.67%
Assicurazioni Generali SpA	549,050	5,576,941

		5,576,941
MEDIA—0.74%
Mediaset SpA	570,854	886,526

		886,526
METAL FABRICATE & HARDWARE—4.29%
Tenaris SA	321,925	5,126,809

		5,126,809
OIL & GAS—24.75%
Eni SpA	1,533,074	29,570,883

		29,570,883
OIL & GAS SERVICES—4.68%
Saipem SpA	143,938	5,588,325

		5,588,325
RETAIL—0.85%
Autogrill SpA	117,710	1,012,249

		1,012,249
TELECOMMUNICATIONS—4.82%
Telecom Italia SpA	4,942,003	4,078,785
Telecom Italia SpA RNC	2,462,746	1,683,920

		5,762,705

TOTAL COMMON STOCKS
(Cost: $211,957,927)		119,282,277

RIGHTS—0.00%

AUTO MANUFACTURERS—0.00%
Fiat Industrial SpA A(a)	488,175	9
Fiat Industrial SpA B(a)	488,175	17
Fiat SpA A(a)	498,600	62
Fiat SpA B(a)	498,600	61

		149

TOTAL RIGHTS
(Cost: $0)		149

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.39%

MONEY MARKET FUNDS—0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	220,532	220,532
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	16,046	16,046
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	232,645	232,645

		469,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $469,223)		469,223

TOTAL INVESTMENTS IN SECURITIES—100.24%
(Cost: $212,427,150)		119,751,649
Other Assets, Less Liabilities—(0.24)%		(287,191)

NET ASSETS—100.00%		$119,464,458

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—98.71%

ADVERTISING—0.34%
Dentsu Inc.	454,500	$12,739,795
Hakuhodo DY Holdings Inc.	63,630	3,988,286

		16,728,081
AGRICULTURE—1.24%
Japan Tobacco Inc.	10,908	60,789,339

		60,789,339
AIRLINES—0.15%
All Nippon Airways Co. Ltd.(a)	2,727,000	7,442,173

		7,442,173
APPAREL—0.10%
ASICS Corp.	454,500	4,845,527

		4,845,527
AUTO MANUFACTURERS—10.60%
Daihatsu Motor Co. Ltd.	341,000	5,861,991
Fuji Heavy Industries Ltd.	1,818,000	14,003,341
Hino Motors Ltd.	909,000	6,039,520
Honda Motor Co. Ltd.	3,908,700	125,213,982
Isuzu Motors Ltd.	2,727,000	14,571,358
Mazda Motor Corp.(b)	6,363,000	8,114,519
Mitsubishi Motors Corp.(b)	9,999,000	9,818,568
Nissan Motor Co. Ltd.	5,999,400	57,993,307
Suzuki Motor Corp.	909,000	18,918,421
Toyota Motor Corp.	6,635,700	257,253,434

		517,788,441
AUTO PARTS & EQUIPMENT—3.33%
Aisin Seiki Co. Ltd.	454,700	14,235,650
Bridgestone Corp.	1,545,300	33,048,117
Denso Corp.	1,181,700	35,700,406
JTEKT Corp.	545,400	5,313,851
Koito Manufacturing Co. Ltd.	100,000	1,309,698
NGK Insulators Ltd.	909,000	9,459,211
NGK Spark Plug Co. Ltd.	389,000	4,990,550
NHK Spring Co. Ltd.	454,500	4,822,343
NOK Corp.	272,700	5,734,646
Stanley Electric Co. Ltd.	364,800	5,052,258
Sumitomo Electric Industries Ltd.	1,727,100	20,042,862
Sumitomo Rubber Industries Inc.	454,500	5,506,281
Toyoda Gosei Co. Ltd.	181,800	3,533,293
Toyota Boshoku Corp.	181,800	1,945,166
Toyota Industries Corp.	454,500	12,032,672

		162,727,004
BANKS—9.11%
Aozora Bank Ltd.	1,818,000	3,848,600
Bank of Kyoto Ltd. (The)	909,000	6,630,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

Bank of Yokohama Ltd. (The)	2,727,000	12,241,331
Chiba Bank Ltd. (The)	1,818,000	10,247,478
Fukuoka Financial Group Inc.	1,824,000	6,722,387
Gunma Bank Ltd. (The)	909,000	4,022,483
Hachijuni Bank Ltd. (The)	909,000	4,347,064
Iyo Bank Ltd. (The)	909,000	6,839,380
Joyo Bank Ltd. (The)	1,818,000	7,511,726
Mitsubishi UFJ Financial Group Inc.	30,815,180	133,611,697
Mizuho Financial Group Inc.	55,267,280	81,052,569
Nishi-Nippon City Bank Ltd. (The)	1,818,000	4,126,813
Resona Holdings Inc.	4,454,100	16,756,482
Seven Bank Ltd.	1,181,700	2,637,219
Shinsei Bank Ltd.	3,636,000	3,848,600
Shizuoka Bank Ltd. (The)	1,818,000	17,736,020
Sumitomo Mitsui Financial Group Inc.	3,272,400	95,524,117
Sumitomo Mitsui Trust Holdings Inc.	7,278,320	18,377,955
Suruga Bank Ltd.	909,000	8,346,362
Yamaguchi Financial Group Inc.	55,000	440,477

		444,869,481
BEVERAGES—0.86%
Asahi Group Holdings Ltd.	909,000	19,416,884
Coca-Cola West Co. Ltd.	90,900	1,526,689
Kirin Holdings Co. Ltd.	1,818,000	20,889,090

		41,832,663
BUILDING MATERIALS—1.26%
Asahi Glass Co. Ltd.	2,727,000	18,361,997
Daikin Industries Ltd.	545,400	14,056,665
JS Group Corp.	636,300	11,652,449
Rinnai Corp.	90,900	5,877,230
Taiheiyo Cement Corp.	2,727,000	5,529,465
TOTO Ltd.	909,000	6,155,443

		61,633,249
CHEMICALS—3.59%
Air Water Inc.	78,000	900,210
Asahi Kasei Corp.	2,727,000	14,745,240
Daicel Corp.	909,000	5,170,108
Denki Kagaku Kogyo K.K.	909,000	3,048,741
Hitachi Chemical Co. Ltd.	272,700	4,315,765
JSR Corp.	454,500	7,853,695
Kaneka Corp.	909,000	5,007,817
Kansai Paint Co. Ltd.	95,000	909,839
Kuraray Co. Ltd.	818,100	10,412,087
Mitsubishi Chemical Holdings Corp.	3,181,500	14,038,118
Mitsubishi Gas Chemical Co. Inc.	909,000	5,286,029
Mitsui Chemicals Inc.	1,818,000	4,613,684
Nitto Denko Corp.	363,600	14,745,240
Shin-Etsu Chemical Co. Ltd.	999,900	51,388,089
Showa Denko K.K.	3,636,000	7,233,514
Sumitomo Chemical Co. Ltd.	3,636,000	11,453,064
Taiyo Nippon Sanso Corp.	909,000	5,494,688
Tosoh Corp.	909,000	2,306,842
Ube Industries Ltd.	2,727,000	6,259,772

		175,182,542
COMMERCIAL SERVICES—1.09%
Benesse Holdings Inc.	181,800	8,184,072

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

Dai Nippon Printing Co. Ltd.	1,818,000	13,748,314
Secom Co. Ltd.	454,500	20,083,434
Toppan Printing Co. Ltd.	1,818,000	11,082,114

		53,097,934
COMPUTERS—0.89%
Fujitsu Ltd.	4,545,000	19,880,571
Itochu Techno-Solutions Corp.	90,900	4,207,958
NTT Data Corp.	2,727	7,835,148
TDK Corp.	272,700	11,806,625

		43,730,302
COSMETICS & PERSONAL CARE—1.27%
Kao Corp.	1,272,600	32,896,260
Shiseido Co. Ltd.	909,000	14,293,145
Unicharm Corp.	272,700	14,727,852

		61,917,257
DISTRIBUTION & WHOLESALE—5.00%
Hitachi High-Technologies Corp.	181,800	4,041,030
ITOCHU Corp.	3,545,100	38,834,928
Marubeni Corp.	4,545,000	29,096,346
Mitsubishi Corp.	3,363,300	65,837,729
Mitsui & Co. Ltd.	4,181,400	58,869,676
Sojitz Corp.	2,454,300	3,881,059
Sumitomo Corp.	2,636,100	35,399,009
Toyota Tsusho Corp.	454,500	8,386,935

		244,346,712
DIVERSIFIED FINANCIAL SERVICES—1.60%
AEON Credit Service Co. Ltd.(a)	181,870	2,943,226
Credit Saison Co. Ltd.	363,600	6,950,665
Daiwa Securities Group Inc.	3,636,000	11,499,432
Mitsubishi UFJ Lease & Finance Co. Ltd.	145,440	5,452,957
Nomura Holdings Inc.	8,817,300	29,123,008
ORIX Corp.	254,520	22,006,575

		77,975,863
ELECTRIC—2.49%
Chubu Electric Power Co. Inc.	1,636,200	24,997,355
Chugoku Electric Power Co. Inc. (The)	727,200	11,471,611
Electric Power Development Co. Ltd.	272,700	7,059,632
Hokkaido Electric Power Co. Inc.	454,500	5,703,348
Hokuriku Electric Power Co.	454,500	7,059,631
Kansai Electric Power Co. Inc. (The)	1,818,000	26,291,041
Kyushu Electric Power Co. Inc.	999,900	12,164,823
Shikoku Electric Power Co. Inc.	454,500	10,664,796
Tohoku Electric Power Co. Inc.(b)	999,900	9,180,999
Tokyo Electric Power Co. Inc. (The)(b)	3,454,200	6,959,939

		121,553,175
ELECTRICAL COMPONENTS & EQUIPMENT—2.94%
Brother Industries Ltd.	545,400	5,974,604
Casio Computer Co. Ltd.(a)	454,500	2,648,811
Furukawa Electric Co. Ltd.	1,818,000	3,894,969
GS Yuasa Corp.	909,000	3,883,377
Hitachi Ltd.	10,908,000	62,458,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

Mabuchi Motor Co. Ltd.	90,900	3,506,632
Mitsubishi Electric Corp.	4,545,000	35,761,844
Nidec Corp.	272,700	22,256,966
Ushio Inc.	272,700	3,039,467

		143,425,281
ELECTRONICS—3.96%
Advantest Corp.	363,600	4,933,627
Hamamatsu Photonics K.K.	90,900	3,176,255
Hirose Electric Co. Ltd.	90,900	8,334,770
Hoya Corp.	1,090,800	23,383,725
IBIDEN Co. Ltd.	272,700	4,813,069
Keyence Corp.	100,326	22,696,974
Kyocera Corp.	363,600	30,093,273
Murata Manufacturing Co. Ltd.	454,500	23,590,066
NEC Corp.(b)	5,964,000	8,594,427
Nippon Electric Glass Co. Ltd.	909,500	5,683,288
Omron Corp.	454,500	9,001,320
Toshiba Corp.	9,999,000	37,616,591
Yaskawa Electric Corp.	909,000	6,816,196
Yokogawa Electric Corp.	545,400	4,611,365

		193,344,946
ENGINEERING & CONSTRUCTION—1.07%
Chiyoda Corp.	235,000	2,784,098
JGC Corp.	909,000	24,946,350
Kajima Corp.	1,818,000	4,752,790
Obayashi Corp.	1,818,000	7,048,039
Shimizu Corp.	1,818,000	6,027,928
Taisei Corp.	2,727,000	6,642,313

		52,201,518
ENTERTAINMENT—0.44%
Oriental Land Co. Ltd.	90,900	9,911,305
Sankyo Co. Ltd.	181,800	8,763,681
Toho Co. Ltd.	181,800	2,895,724

		21,570,710
ENVIRONMENTAL CONTROL—0.12%
Kurita Water Industries Ltd.	272,700	5,978,082

		5,978,082
FOOD—1.58%
Ajinomoto Co. Inc.	1,818,000	24,529,031
Kikkoman Corp.	909,000	10,769,126
Meiji Holdings Co. Ltd.	181,828	7,570,853
Nippon Meat Packers Inc.	909,000	10,850,271
Nisshin Seifun Group Inc.	456,500	5,088,070
Nissin Foods Holdings Co. Ltd.	181,800	6,635,358
Toyo Suisan Kaisha Ltd.	89,000	2,275,649
Yakult Honsha Co. Ltd.(a)	272,700	9,500,942

		77,219,300
FOREST PRODUCTS & PAPER—0.23%
Nippon Paper Group Inc.(a)	272,700	4,197,525
Oji Paper Co. Ltd.	1,818,000	6,862,564

		11,060,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

GAS—1.09%
Osaka Gas Co. Ltd.	4,545,000	17,793,981
Toho Gas Co. Ltd.	909,000	5,146,924
Tokyo Gas Co. Ltd.	6,363,000	30,186,010

		53,126,915
HAND & MACHINE TOOLS—0.95%
Fuji Electric Holdings Co. Ltd.	909,000	2,109,775
Makita Corp.	272,700	9,274,895
SMC Corp.	181,800	29,861,430
THK Co. Ltd.	273,300	5,175,674

		46,421,774
HEALTH CARE - PRODUCTS—0.46%
Shimadzu Corp.	236,000	1,971,307
Sysmex Corp.	181,800	7,465,357
Terumo Corp.	363,600	13,071,331

		22,507,995
HEALTH CARE - SERVICES—0.14%
Miraca Holdings Inc.	181,800	6,941,391

		6,941,391
HOME BUILDERS—0.55%
Daiwa House Industry Co. Ltd.	909,000	11,592,170
Sekisui Chemical Co. Ltd.	916,000	7,814,882
Sekisui House Ltd.	909,000	7,685,609

		27,092,661
HOME FURNISHINGS—1.66%
Panasonic Corp.	5,272,215	34,962,084
Sharp Corp.(a)	2,727,000	14,293,145
Sony Corp.	2,363,400	31,646,624

		80,901,853
INSURANCE—2.34%
Dai-ichi Life Insurance Co. Ltd. (The)	20,907	20,956,325
MS&AD Insurance Group Holdings Inc.	1,272,640	19,540,376
NKSJ Holdings Inc.	909,050	16,716,828
Sony Financial Holdings Inc.	454,500	6,514,799
T&D Holdings Inc.	1,363,500	13,006,415
Tokio Marine Holdings Inc.	1,727,100	37,596,884

		114,331,627
INTERNET—0.98%
Dena Co. Ltd.	272,700	5,689,437
Gree Inc.(a)	181,800	2,909,635
Rakuten Inc.	17,271	18,457,053
SBI Holdings Inc.	47,268	3,080,271
Trend Micro Inc.	272,700	7,469,994
Yahoo! Japan Corp.	34,542	10,047,861

		47,654,251

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

IRON & STEEL—1.70%
Daido Steel Co. Ltd.	909,000	5,471,504
Hitachi Metals Ltd.	242,000	2,817,650
Japan Steel Works Ltd. (The)	909,000	4,775,974
JFE Holdings Inc.	1,090,850	17,695,099
Kobe Steel Ltd.	6,363,000	7,627,648
Nippon Steel Corp.	11,817,000	26,522,884
Nisshin Steel Co. Ltd.	1,818,000	2,248,881
Sumitomo Metal Industries Ltd.	8,181,000	13,249,850
Yamato Kogyo Co. Ltd.	90,900	2,461,018

		82,870,508
LEISURE TIME—0.62%
Sega Sammy Holdings Inc.	545,400	9,688,736
Shimano Inc.	181,800	11,047,338
Yamaha Corp.	363,600	3,111,338
Yamaha Motor Co. Ltd.	636,300	6,321,210

		30,168,622
MACHINERY—4.46%
Amada Co. Ltd.	909,000	5,262,845
FANUC Corp.	454,500	78,363,068
Hitachi Construction Machinery Co. Ltd.(a)	181,800	3,505,472
IHI Corp.	2,727,000	5,599,018
Kawasaki Heavy Industries Ltd.	3,636,000	9,644,685
Komatsu Ltd.	2,272,500	54,425,238
Kubota Corp.	2,727,000	23,369,815
Mitsubishi Heavy Industries Ltd.	7,272,000	29,397,743
Nabtesco Corp.	181,800	4,071,170
Sumitomo Heavy Industries Ltd.	909,000	4,022,483

		217,661,537
MANUFACTURING—1.26%
FUJIFILM Holdings Corp.	1,090,800	20,434,677
Konica Minolta Holdings Inc.	1,363,500	9,772,199
Nikon Corp.	818,100	22,785,569
Olympus Corp.(b)	545,400	8,742,815

		61,735,260
MEDIA—0.11%
Jupiter Telecommunications Co. Ltd.	5,454	5,585,107

		5,585,107
METAL FABRICATE & HARDWARE—0.21%
Maruichi Steel Tube Ltd.	90,900	1,894,161
NSK Ltd.	909,000	5,599,018
NTN Corp.	909,000	2,956,003

		10,449,182
MINING—0.45%
Mitsubishi Materials Corp.	2,727,000	7,442,173
Sumitomo Metal Mining Co. Ltd.	1,278,000	14,423,643

		21,865,816

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

OFFICE & BUSINESS EQUIPMENT—2.57%
Canon Inc.	2,727,050	109,548,014
Ricoh Co. Ltd.	1,818,000	13,215,073
Seiko Epson Corp.	272,700	2,771,688

		125,534,775
OIL & GAS—1.66%
Cosmo Oil Co. Ltd.	1,818,000	4,590,499
Idemitsu Kosan Co. Ltd.	90,900	8,230,441
INPEX Corp.	5,454	31,507,518
JX Holdings Inc.	5,181,395	26,298,479
Showa Shell Sekiyu K.K.	363,600	2,156,143
TonenGeneral Sekiyu K.K.	909,000	8,276,809

		81,059,889
PACKAGING & CONTAINERS—0.06%
Toyo Seikan Kaisha Ltd.	272,700	3,088,154

		3,088,154
PHARMACEUTICALS—5.79%
Alfresa Holdings Corp.	90,900	4,405,024
Astellas Pharma Inc.	1,090,830	42,845,838
Chugai Pharmaceutical Co. Ltd.	545,400	9,841,752
Daiichi Sankyo Co. Ltd.	1,545,369	24,851,244
Dainippon Sumitomo Pharma Co. Ltd.	363,600	3,477,651
Eisai Co. Ltd.	636,300	25,925,888
Hisamitsu Pharmaceutical Co. Inc.	90,900	4,005,095
Kyowa Hakko Kirin Co. Ltd.	909,000	8,949,155
Medipal Holdings Corp.	363,600	4,609,047
Mitsubishi Tanabe Pharma Corp.	545,400	7,177,872
Ono Pharmaceutical Co. Ltd.	181,800	10,259,070
Otsuka Holdings Co. Ltd.	818,100	25,727,662
Santen Pharmaceutical Co. Ltd.	181,800	6,582,034
Shionogi & Co. Ltd.	636,300	8,017,145
Suzuken Co. Ltd.	181,800	5,652,342
Taisho Pharmaceutical Holdings Co. Ltd.	90,900	6,781,419
Takeda Pharmaceutical Co. Ltd.	1,908,900	79,725,148
Tsumura & Co.	181,800	3,999,299

		282,832,685
REAL ESTATE—2.61%
AEON Mall Co. Ltd.	272,700	5,352,105
Daito Trust Construction Co. Ltd.	181,800	15,997,194
Mitsubishi Estate Co. Ltd.	2,833,000	44,040,388
Mitsui Fudosan Co. Ltd.	1,924,000	32,093,248
Nomura Real Estate Holdings Inc.	272,700	4,260,122
NTT Urban Development Corp.	3,636	2,624,467
Sumitomo Realty & Development Co. Ltd.	909,000	19,103,896
Tokyu Land Corp.	909,000	4,022,483

		127,493,903
REAL ESTATE INVESTMENT TRUSTS—0.69%
Japan Prime Realty Investment Corp.	1,818	5,188,655
Japan Real Estate Investment Corp.	909	8,021,782

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

Japan Retail Fund Investment Corp.	4,545	7,146,573
Nippon Building Fund Inc.	909	8,288,401
Nomura Real Estate Office Fund Inc.	909	5,065,778

		33,711,189
RETAIL—3.82%
ABC-MART Inc.	90,900	3,427,805
AEON Co. Ltd.	1,363,500	16,518,842
Citizen Holdings Co. Ltd.	545,400	3,143,796
FamilyMart Co. Ltd.	181,800	8,253,625
Fast Retailing Co. Ltd.	110,600	24,668,673
Isetan Mitsukoshi Holdings Ltd.	909,060	9,146,826
J. Front Retailing Co. Ltd.	909,000	4,265,919
Lawson Inc.	181,800	12,728,203
Marui Group Co. Ltd.	545,400	3,846,282
McDonald’s Holdings Co. (Japan) Ltd.	181,800	5,302,258
Nitori Holdings Co. Ltd.	90,900	8,207,256
Seven & I Holdings Co. Ltd.	1,818,080	54,694,264
Shimamura Co. Ltd.	90,900	10,305,439
Takashimaya Co. Ltd.	909,000	6,410,470
USS Co. Ltd.	54,540	5,529,465
Yamada Denki Co. Ltd.	199,980	10,035,341

		186,484,464
SEMICONDUCTORS—0.65%
Rohm Co. Ltd.	272,700	9,897,395
Sumco Corp.(b)	181,800	1,532,485
Tokyo Electron Ltd.	454,552	20,520,488

		31,950,368
SOFTWARE—0.37%
Konami Corp.	181,800	3,841,645
Nexon Co. Ltd.(b)	272,700	4,308,809
Nomura Research Institute Ltd.	181,800	3,929,746
Oracle Corp. Japan	90,900	3,313,042
Square Enix Holdings Co. Ltd.	181,800	2,867,903

		18,261,145
STORAGE & WAREHOUSING—0.06%
Mitsubishi Logistics Corp.	284,000	2,799,617

		2,799,617
TELECOMMUNICATIONS—4.18%
KDDI Corp.	5,454	33,698,438
Nippon Telegraph and Telephone Corp.	1,090,800	47,017,841
NTT DoCoMo Inc.	36,360	58,007,218
SoftBank Corp.	2,090,700	65,321,877

		204,045,374
TEXTILES—0.66%
Teijin Ltd.	2,727,000	8,102,927
Toray Industries Inc.	3,636,000	24,297,188

		32,400,115
TOYS, GAMES & HOBBIES—0.82%
Namco Bandai Holdings Inc.	454,598	5,530,657
Nintendo Co. Ltd.	272,700	31,750,953
Sanrio Co. Ltd.	90,900	2,937,456

		40,219,066

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

May 31, 2012

TRANSPORTATION—4.53%
Central Japan Railway Co.	3,636	29,583,218
East Japan Railway Co.	818,100	48,669,725
Hankyu Hanshin Holdings Inc.	1,818,000	8,810,049
Kamigumi Co. Ltd.	909,000	7,059,631
Kawasaki Kisen Kaisha Ltd.(a)(b)	1,818,000	3,361,729
Keikyu Corp.	913,000	7,975,579
Keio Corp.	1,818,000	12,496,359
Keisei Electric Railway Co. Ltd.	120,000	933,495
Kintetsu Corp.(a)	3,971,000	13,824,944
Mitsui O.S.K. Lines Ltd.	2,727,000	9,633,093
Nippon Express Co. Ltd.	1,818,000	7,117,592
Nippon Yusen K.K.	3,636,000	9,737,423
Odakyu Electric Railway Co. Ltd.	1,019,000	9,239,419
Tobu Railway Co. Ltd.	1,818,000	8,902,787
Tokyu Corp.	2,727,000	12,102,225
West Japan Railway Co.	454,500	17,822,961
Yamato Holdings Co. Ltd.	909,000	14,142,447

		221,412,676

TOTAL COMMON STOCKS
(Cost: $6,845,356,481)		4,821,867,588

SHORT-TERM INVESTMENTS—1.26%

MONEY MARKET FUNDS—1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	56,943,133	56,943,133
BlackRock Cash Funds: Prime SL Agency Shares
0.23%(c)(d)(e)	4,143,344	4,143,344
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	448,589	448,589

		61,535,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,535,066)		61,535,066

TOTAL INVESTMENTS IN SECURITIES—99.97%
(Cost: $6,906,891,547)		4,883,402,654
Other Assets, Less Liabilities—0.03%		1,468,571

NET ASSETS—100.00%		$4,884,871,225

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—98.82%

ADVERTISING—0.38%
Asatsu-DK Inc.	4,800	$128,547
Moshi Moshi Hotline Inc.	7,200	67,854

		196,401
AGRICULTURE—0.28%
Hokuto Corp.	3,600	76,623
Sakata Seed Corp.	4,800	64,824

		141,447
AIRLINES—0.04%
Skymark Airlines Inc.(a)	3,600	21,577

		21,577
APPAREL—1.17%
Atsugi Co. Ltd.	12,000	14,844
Daidoh Ltd.	1,200	8,249
Descente Ltd.	12,000	68,252
Gunze Ltd.	24,000	61,825
Japan Wool Textile Co. Ltd. (The)	12,000	85,545
Nagaileben Co. Ltd.	2,400	35,044
Onward Holdings Co. Ltd.	12,000	91,207
Sanyo Shokai Ltd.	12,000	37,952
TSI Holdings Co. Ltd.	10,800	58,535
Wacoal Holdings Corp.	12,000	136,045

		597,498
AUTO MANUFACTURERS—0.39%
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,200	10,697
Nissan Shatai Co. Ltd.	12,000	130,842
ShinMaywa Industries Ltd.	12,000	54,939

		196,478
AUTO PARTS & EQUIPMENT—4.23%
Aisan Industry Co. Ltd.	3,600	28,464
Akebono Brake Industry Co. Ltd.(b)	9,600	42,727
Calsonic Kansei Corp.	24,000	139,259
Exedy Corp.	4,800	99,348
FCC Co. Ltd.	4,800	84,535
Futaba Industrial Co. Ltd.(a)	8,400	36,957
Keihin Corp.	6,000	89,983
KYB Co. Ltd.(b)	24,000	103,756
Musashi Seimitsu Industry Co. Ltd.	3,600	70,012
Nidec-Tosok Corp.	1,200	10,590
Nifco Inc.	6,000	138,723
Nippon Seiki Co. Ltd.	2,000	20,302
Nissin Kogyo Co. Ltd.	6,000	81,030
Press Kogyo Co. Ltd.	12,000	59,376
Riken Corp.	12,000	48,970
Sanden Corp.	12,000	43,308
Sanoh Industrial Co. Ltd.	1,200	10,207
Showa Corp.	7,200	56,928

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

T.RAD Co. Ltd.	12,000	41,166
Tachi-S Co. Ltd.	2,400	41,410
Taiho Kogyo Co. Ltd.	1,200	14,523
Takata Corp.	4,800	103,144
Tokai Rika Co. Ltd.	7,200	118,447
Topre Corp.	7,200	59,958
Toyo Tire & Rubber Co. Ltd.	24,000	67,946
TPR Co. Ltd.	2,400	42,145
TS Tech Co. Ltd.	6,000	106,204
Unipres Corp.	4,800	132,526
Yokohama Rubber Co. Ltd. (The)	36,000	242,862
Yorozu Corp.	1,200	19,925

		2,154,731
BANKS—7.67%
77 Bank Ltd. (The)	36,000	137,729
Aichi Bank Ltd. (The)	1,200	55,933
Aomori Bank Ltd. (The)	24,000	68,558
Awa Bank Ltd. (The)	24,000	141,708
Bank of Iwate Ltd. (The)	2,400	95,186
Bank of Nagoya Ltd. (The)	24,000	66,722
Bank of Okinawa Ltd. (The)	2,400	106,663
Bank of Saga Ltd. (The)	24,000	55,704
Bank of the Ryukyus Ltd.	6,000	71,236
Chiba Kogyo Bank Ltd. (The)(a)	4,800	23,995
Daishi Bank Ltd. (The)	48,000	140,789
Eighteenth Bank Ltd. (The)	24,000	57,540
Higashi-Nippon Bank Ltd. (The)	24,000	49,888
Higo Bank Ltd. (The)	24,000	119,365
Hokkoku Bank Ltd. (The)	36,000	137,729
Hokuetsu Bank Ltd. (The)	36,000	65,651
Hyakugo Bank Ltd. (The)	36,000	137,729
Hyakujushi Bank Ltd. (The)	36,000	129,006
Juroku Bank Ltd. (The)	48,000	145,686
Kagoshima Bank Ltd. (The)	24,000	136,811
Kansai Urban Banking Corp.	36,000	45,451
Keiyo Bank Ltd. (The)	36,000	159,765
Kiyo Holdings Inc.	84,000	113,550
Mie Bank Ltd. (The)	12,000	25,556
Minato Bank Ltd. (The)	24,000	40,401
Miyazaki Bank Ltd. (The)	24,000	53,867
Musashino Bank Ltd. (The)	3,600	102,011
Nanto Bank Ltd. (The)	36,000	150,124
Ogaki Kyoritsu Bank Ltd. (The)	36,000	106,969
Oita Bank Ltd. (The)	24,000	73,149
San-in Godo Bank Ltd. (The)	24,000	151,196
Sapporo Hokuyo Holdings Inc.	37,200	107,214
Senshu Ikeda Holdings Inc.	127,200	168,702
Shiga Bank Ltd. (The)	36,000	183,638
Tochigi Bank Ltd. (The)	12,000	37,340
Toho Bank Ltd. (The)	24,000	70,089
Tokyo Tomin Bank Ltd. (The)	4,800	45,542
TOMONY Holdings Inc.	13,200	49,996
Towa Bank Ltd. (The)	24,000	20,506
Tsukuba Bank Ltd. (The)	8,400	27,102
Yachiyo Bank Ltd. (The)	2,400	46,767
Yamagata Bank Ltd. (The)	24,000	96,104
Yamanashi Chuo Bank Ltd. (The)	24,000	89,983

		3,908,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

BEVERAGES—1.30%
Coca-Cola Central Japan Co. Ltd.	1,200	15,502
Dydo Drinco Inc.	1,200	49,582
ITO EN Ltd.	6,000	101,537
Kagome Co. Ltd.	10,800	211,689
KEY Coffee Inc.	1,200	21,853
Mikuni Coca-Cola Bottling Co. Ltd.	1,200	10,452
Sapporo Holdings Ltd.	36,000	107,888
Takara Holdings Inc.	24,000	145,380

		663,883
BIOTECHNOLOGY—0.10%
JCR Pharmaceuticals Co. Ltd.	1,200	10,972
OncoTherapy Science Inc.(a)	12	18,165
Takara Bio Inc.	4,800	24,302

		53,439
BUILDING MATERIALS—1.90%
Central Glass Co. Ltd.	24,000	96,410
Chofu Seisakusho Co. Ltd.	3,600	77,955
Cleanup Corp.	2,400	14,508
Fujitec Co. Ltd.	12,000	78,199
Nice Holdings Inc.	12,000	29,535
Nichias Corp.	12,000	58,305
Nichiha Corp.	2,400	24,577
Nippon Sheet Glass Co. Ltd.	108,000	106,051
Noritz Corp.	4,800	88,330
Okabe Co. Ltd.	3,600	22,220
Sanwa Holdings Corp.	36,000	143,697
Sumitomo Osaka Cement Co. Ltd.	48,000	142,014
Takara Standard Co. Ltd.	12,000	86,004

		967,805
CHEMICALS—6.40%
Adeka Corp.	13,200	111,101
Aica Kogyo Co. Ltd.	7,200	102,562
C. Uyemura & Co. Ltd.	1,200	44,532
Chugoku Marine Paints Ltd.	12,000	56,163
Dai Nippon Toryo Co. Ltd.	12,000	11,936
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,000	50,194
Daiso Co. Ltd.	12,000	32,902
DIC Corp.	96,000	176,293
Earth Chemical Co. Ltd.	2,400	86,647
Fujimi Inc.	3,600	51,373
Ishihara Sangyo Kaisha Ltd.(a)	48,000	40,400
Kinugawa Rubber Industrial Co. Ltd.	2,000	12,549
Kureha Corp.	24,000	96,104
Lintec Corp.	7,200	129,006
New Japan Chemical Co. Ltd.	3,600	28,923
Nihon Nohyaku Co. Ltd.	12,000	50,041
Nihon Parkerizing Co. Ltd.	12,000	180,578
Nippon Carbon Co. Ltd.	24,000	58,458
Nippon Kayaku Co. Ltd.	24,000	211,490
Nippon Paint Co. Ltd.	24,000	172,926
Nippon Shokubai Co. Ltd.	15,000	167,953
Nippon Soda Co. Ltd.	24,000	93,350
Nippon Synthetic Chemical Industry Co. Ltd. (The)	12,000	67,487
Nissan Chemical Industries Ltd.	15,600	131,898
NOF Corp.	24,000	114,162

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

S.T. Corp.	1,200	13,819
Sakai Chemical Industry Co. Ltd.	12,000	37,799
Sanyo Chemical Industries Ltd.	1,000	6,019
Stella Chemifa Corp.	1,200	21,195
Sumitomo Bakelite Co. Ltd.	24,000	119,671
Taiyo Ink Manufacturing Co. Ltd.	2,400	58,305
Takasago International Corp.	12,000	57,081
Toagosei Co. Ltd.	24,000	89,065
Tokai Carbon Co. Ltd.	24,000	106,204
Tokuyama Corp.(b)	36,000	84,474
Tokyo Ohka Kogyo Co. Ltd.	6,000	123,956
Toyo Ink Manufacturing Co. Ltd.	24,000	81,413
Zeon Corp.	24,000	184,250

		3,262,279
COAL—0.04%
Mitsui Matsushima Co. Ltd.	12,000	19,741

		19,741
COMMERCIAL SERVICES—2.04%
Aeon Delight Co. Ltd.	2,400	55,887
Duskin Co. Ltd.	7,200	131,485
Future Architect Inc.	24	9,442
Kyodo Printing Co. Ltd.	12,000	28,005
Kyoritsu Maintenance Co. Ltd.	1,200	25,434
Meitec Corp.	4,800	100,634
Nichii Gakkan Co.	7,200	70,333
Nihon M&A Center Inc.	1,200	34,218
Nishio Rent All Co. Ltd.	3,600	40,079
PARK24 Co. Ltd.	14,400	190,800
Pasona Group Inc.	48	33,728
Pronexus Inc.	2,400	14,722
Sohgo Security Services Co. Ltd.	8,400	110,336
Temp Holdings Co. Ltd.	2,400	25,128
TKC Corp.	3,600	74,236
Toppan Forms Co. Ltd.	7,200	56,102
Weathernews Inc.	1,200	37,952

		1,038,521
COMPUTERS—1.45%
DTS Corp.	3,600	45,037
Ferrotec Corp.	3,600	19,053
Ines Corp.	3,600	25,158
Information Services International-Dentsu Ltd.	1,200	9,243
Japan Digital Laboratory Co. Ltd.	2,400	23,904
Melco Holdings Inc.	1,200	24,592
NEC Networks & System Integration Corp.	1,200	18,762
Net One Systems Co. Ltd.	12,000	165,887
NS Solutions Corp.	2,400	43,522
OBIC Co. Ltd.	840	163,790
Roland DG Corp.	1,200	12,365
SCSK Corp.	6,256	90,072
Wacom Co. Ltd.	48	95,859

		737,244
COSMETICS & PERSONAL CARE—1.28%
Aderans Co. Ltd.(a)	3,600	44,900
Dr. Ci:Labo Co. Ltd.	12	39,865
Fancl Corp.	6,000	73,073

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

Kose Corp.	4,800	105,592
Lion Corp.	24,000	131,301
Mandom Corp.	2,400	60,295
Milbon Co. Ltd.	1,200	35,136
Pigeon Corp.	2,400	95,339
Pola Orbis Holdings Inc.	2,400	64,885

		650,386
DISTRIBUTION & WHOLESALE—1.98%
Ai Holdings Corp.	6,000	35,427
Canon Marketing Japan Inc.	6,000	70,854
Chori Co. Ltd.	12,000	15,456
Daiwabo Holdings Co. Ltd.	24,000	44,379
Doshisha Co. Ltd.	1,200	32,504
Hakuto Co. Ltd.	1,200	11,217
Inabata & Co. Ltd.	3,600	20,797
Itochu Enex Co. Ltd.	8,400	45,313
Iwatani Corp.	24,000	91,207
Japan Pulp & Paper Co. Ltd.	12,000	38,870
Kanematsu Corp.(a)	72,000	76,210
Matsuda Sangyo Co. Ltd.	2,460	36,266
Meiwa Corp.	2,400	24,026
Mitsuuroko Holdings Co. Ltd.	2,400	15,211
Nagase & Co. Ltd.	13,200	153,858
Paltac Corp.	2,400	31,984
Ryoyo Electro Corp.	2,400	25,250
Sankyo-Tateyama Holdings Inc.	36,000	61,519
Shimojima Co. Ltd.	1,200	13,742
Trusco Nakayama Corp.	3,600	77,496
Yamazen Corp.	8,400	68,023
Yuasa Trading Co. Ltd.	12,000	20,200

		1,009,809
DIVERSIFIED FINANCIAL SERVICES—2.21%
AIFUL Corp.(a)(b)	19,800	36,865
Century Tokyo Leasing Corp.	7,280	128,861
Fuyo General Lease Co. Ltd.	2,400	70,303
GCA Savvian Group Corp.	12	9,151
Hitachi Capital Corp.	6,000	85,392
IBJ Leasing Co. Ltd.	2,400	57,326
Ichiyoshi Securities Co. Ltd.	6,000	29,535
J Trust Co. Ltd.	1,200	12,273
Jaccs Co. Ltd.	24,000	66,416
Japan Securities Finance Co. Ltd.	13,200	63,126
Kenedix Inc.(a)	312	40,385
Marusan Securities Co. Ltd.	10,800	36,085
NEC Capital Solutions Ltd.	1,200	14,630
Okasan Securities Group Inc.	24,000	84,168
Orient Corp.(a)	36,000	42,696
Osaka Securities Exchange Co. Ltd.	36	208,430
Ricoh Leasing Co. Ltd.	2,400	54,938
SPARX Group Co. Ltd.(a)	108	7,506
Tokai Tokyo Financial Holdings Inc.	24,000	77,740

		1,125,826
ELECTRIC—0.15%
Okinawa Electric Power Co. Inc. (The)	2,400	76,332

		76,332

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

ELECTRICAL COMPONENTS & EQUIPMENT—0.90%
Fujikura Ltd.	48,000	130,995
Funai Electric Co. Ltd.	2,400	33,422
Hitachi Cable Ltd.(a)	24,000	52,949
Icom Inc.	1,200	26,123
Nippon Signal Co. Ltd. (The)	6,000	38,105
Nissin Electric Co. Ltd.	1,000	5,637
Sinfonia Technology Co. Ltd.	12,000	23,414
SWCC Showa Holdings Co. Ltd.	24,000	19,588
Takaoka Electric Manufacturing Co. Ltd.(b)	12,000	25,709
Tatsuta Electric Wire and Cable Co. Ltd.	12,000	65,345
Tokyo Rope Manufacturing Co. Ltd.	24,000	40,094

		461,381
ELECTRONICS—5.69%
Alps Electric Co. Ltd.	24,000	178,435
Anritsu Corp.	12,000	129,006
Azbil Corp.	8,400	167,968
Chiyoda Integre Co. Ltd.	2,400	28,250
CMK Corp.	7,200	25,067
Cosel Co. Ltd.	3,600	45,496
Dai-ichi Seiko Co. Ltd.(b)	1,200	21,868
Dainippon Screen Manufacturing Co. Ltd.	24,000	173,232
Eizo Nanao Corp.	2,400	49,766
Enplas Corp.	1,200	31,372
FDK Corp.(a)	12,000	12,702
Fujitsu General Ltd.	12,000	92,737
Furuno Electric Co. Ltd.	4,800	20,323
Futaba Corp.	4,800	68,007
Hioki E.E. Corp.	1,200	21,884
HORIBA Ltd.	4,800	159,827
Hosiden Corp.	8,400	50,883
IDEC Corp.	2,400	22,067
Inaba Denki Sangyo Co. Ltd.	3,600	99,256
Japan Aviation Electronics Industry Ltd.	12,000	93,656
JEOL Ltd.	12,000	27,087
Kaga Electronics Co. Ltd.	4,800	47,379
Koa Corp.	6,000	54,938
Kuroda Electric Co. Ltd.	4,800	50,378
Macnica Inc.	2,400	51,204
MARUWA Co. Ltd.	1,200	36,651
Meiko Electronics Co. Ltd.	1,200	11,860
Minebea Co. Ltd.	48,000	194,657
Mitsumi Electric Co. Ltd.(a)	10,800	72,858
Nichicon Corp.	7,200	71,343
Nidec Copal Electronics Corp.	1,200	6,534
Nihon Dempa Kogyo Co. Ltd.	2,400	27,148
Nippon Ceramic Co. Ltd.	1,200	18,762
Nissha Printing Co. Ltd.(a)	3,600	35,029
Nitto Kogyo Corp.	3,600	56,974
Ryosan Co. Ltd.	4,800	88,146
Sanshin Electronics Co. Ltd.	4,800	30,668
Sanyo Denki Co. Ltd.	12,000	71,313
Shinko Shoji Co. Ltd.	2,400	18,486
SIIX Corp.	1,200	15,089
Sodick Co. Ltd.	6,000	30,989
Star Micronics Co. Ltd.	6,000	57,999
Taiyo Yuden Co. Ltd.	13,200	116,488
Tamura Corp.	12,000	29,382
TOKO Inc.(a)	12,000	29,076
Tokyo Seimitsu Co. Ltd.	4,800	83,372
Toyo Corp.	4,800	49,399
ULVAC Inc.(a)(b)	4,800	25,709

		2,900,720

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

ENGINEERING & CONSTRUCTION—3.88%
Chudenko Corp.	4,800	46,889
COMSYS Holdings Corp.	14,400	152,604
Fudo Tetra Corp.(a)	14,400	18,915
Hibiya Engineering Ltd.	1,200	12,044
Japan Airport Terminal Co. Ltd.	6,000	66,722
Kandenko Co. Ltd.	12,000	54,020
Kyowa Exeo Corp.	10,800	98,889
Maeda Corp.	24,000	97,941
Maeda Road Construction Co. Ltd.	12,000	127,017
MIRAIT Holdings Corp.	6,000	40,630
Nippo Corp.	12,000	112,326
Nippon Koei Co. Ltd.	12,000	40,247
Nippon Road Co. Ltd. (The)	12,000	39,329
Nishimatsu Construction Co. Ltd.	36,000	57,387
Okumura Corp.	24,000	75,292
Penta-Ocean Construction Co. Ltd.	42,000	94,268
Shinko Plantech Co. Ltd.	6,000	45,527
SHO-BOND Holdings Co. Ltd.	3,600	95,630
Taihei Dengyo Kaisha Ltd.	1,000	6,733
Taihei Kogyo Co. Ltd.	12,000	53,867
Taikisha Ltd.	4,800	92,737
Takasago Thermal Engineering Co. Ltd.	8,400	66,630
Takuma Co. Ltd.	12,000	49,888
Toa Corp.	24,000	39,788
Toda Corp.	36,000	95,951
Tokyu Construction Co. Ltd.	15,120	29,694
Toshiba Plant Systems & Services Corp.	12,000	126,098
Toyo Construction Co. Ltd.	48,000	33,667
Toyo Engineering Corp.	24,000	97,940
Yahagi Construction Co. Ltd.	2,400	10,253

		1,978,923
ENTERTAINMENT—1.04%
Avex Group Holdings Inc.	6,000	89,141
Heiwa Corp.	6,000	108,347
Mars Engineering Corp.	1,200	26,918
Shochiku Co. Ltd.(b)	12,000	111,560
Toei Co. Ltd.	12,000	54,020
Tokyotokeiba Co. Ltd.	24,000	32,443
Universal Entertainment Corp.	3,600	73,731
Yomiuri Land Co. Ltd.	12,000	36,575

		532,735
ENVIRONMENTAL CONTROL—0.56%
Asahi Holdings Inc.	3,600	66,569
Daiseki Co. Ltd.	4,860	78,774
Hitachi Zosen Corp.	108,000	128,088
Oyo Corp.	1,200	12,089

		285,520
FOOD—4.24%
Ariake Japan Co. Ltd.	3,600	75,797
Calbee Inc.(b)	2,400	143,085
Ezaki Glico Co. Ltd.	12,000	132,067

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

Fuji Oil Co. Ltd.	8,400	107,872
Fujiya Co. Ltd.(a)	12,000	27,240
House Foods Corp.	9,600	152,297
Itoham Foods Inc.	24,000	93,043
Izumiya Co. Ltd.	12,000	57,387
J-Oil Mills Inc.	12,000	36,728
Kasumi Co. Ltd.	2,400	16,497
Kato Sangyo Co. Ltd.	3,600	69,920
Kewpie Corp.	13,200	186,515
Marudai Food Co. Ltd.	12,000	41,931
Maruha Nichiro Holdings Inc.	60,000	90,289
MEGMILK SNOW BRAND Co. Ltd.	6,000	99,853
Meito Sangyo Co. Ltd.	1,200	15,043
Mitsubishi Shokuhin Co. Ltd.	1,200	26,872
Mitsui Sugar Co. Ltd.	12,000	38,411
Morinaga & Co. Ltd.	36,000	79,883
Morinaga Milk Industry Co. Ltd.	24,000	89,983
Nichirei Corp.	36,000	160,684
Nippon Beet Sugar Manufacturing Co. Ltd.	24,000	46,828
Nippon Flour Mills Co. Ltd.	24,000	101,613
Nippon Suisan Kaisha Ltd.	33,600	93,839
Nisshin OilliO Group Ltd. (The)	24,000	98,553
Prima Meat Packers Ltd.	24,000	39,788
Yokohama Reito Co. Ltd.	3,600	25,663
Yonekyu Corp.	1,200	12,487

		2,160,168
FOREST PRODUCTS & PAPER—0.79%
Chuetsu Pulp & Paper Co. Ltd.	12,000	21,578
Daio Paper Corp.	12,000	64,120
Hokuetsu Kishu Paper Co. Ltd.	18,000	92,967
Mitsubishi Paper Mills Ltd.(a)	48,000	44,073
Pack Corp. (The)	1,200	20,629
Sumitomo Forestry Co. Ltd.	19,200	159,398

		402,765
GAS—0.08%
Shizuoka Gas Co. Ltd.	6,000	38,411

		38,411
HAND & MACHINE TOOLS—1.34%
Asahi Diamond Industrial Co. Ltd.	6,000	59,606
DISCO Corp.	3,600	192,132
Hitachi Koki Co. Ltd.	7,200	57,754
Meidensha Corp.(b)	24,000	82,331
Mori Seiki Co. Ltd.	13,200	113,795
OSG Corp.	9,600	137,239
Union Tool Co.	2,400	38,686

		681,543
HEALTH CARE - PRODUCTS—0.87%
Asahi Intecc Co. Ltd.	1,200	31,586
Hogy Medical Co. Ltd.	1,200	48,817
Nihon Kohden Corp.	4,800	137,239
Nipro Corp.	14,400	82,453
Paramount Bed Holdings Co. Ltd.	2,400	76,057
Topcon Corp.	8,400	65,345

		441,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

HEALTH CARE - SERVICES—0.42%
Ain Pharmaciez Inc.	1,200	64,886
BML Inc.	1,200	29,535
CMIC Holdings Co. Ltd.	1,200	18,746
EPS Co. Ltd.	24	59,591
Message Co. Ltd.	12	39,788

		212,546
HOLDING COMPANIES - DIVERSIFIED—0.06%
Seiko Holdings Corp.(a)	12,000	32,902

		32,902
HOME BUILDERS—0.67%
HAJIME CONSTRUCTION Co. Ltd.	1,200	31,846
Haseko Corp.(a)	168,000	109,265
Misawa Homes Co. Ltd.	3,600	49,858
PanaHome Corp.	12,000	72,384
SxL Corp.(a)	12,000	22,037
Takamatsu Construction Group Co. Ltd.	1,200	17,721
Token Corp.	1,200	39,436

		342,547
HOME FURNISHINGS—1.21%
Alpine Electronics Inc.	6,000	64,962
Canon Electronics Inc.	3,600	79,929
Clarion Co. Ltd.(a)	12,000	27,240
Corona Corp.	1,200	14,584
Foster Electric Co. Ltd.	2,400	35,809
France Bed Holdings Co. Ltd.	24,000	50,195
Hoshizaki Electric Co. Ltd.	3,600	88,422
JVC Kenwood Corp.	18,040	60,045
Nidec Sankyo Corp.	12,000	67,028
Pioneer Corp.(a)	33,600	127,261

		615,475
HOUSEHOLD PRODUCTS & WARES—0.29%
Kokuyo Co. Ltd.	12,000	82,637
Mitsubishi Pencil Co. Ltd.	1,200	20,262
Pilot Corp.	24	44,012

		146,911
HOUSEWARES—0.29%
Noritake Co. Ltd.	12,000	30,606
Sangetsu Co. Ltd.	4,800	115,264

		145,870
INTERNET—2.06%
Access Co. Ltd.(a)	36	15,403
Bit-Isle Inc.	2,400	26,015
CyberAgent Inc.	72	151,502
Digital Garage Inc.(a)	24	47,042
Dwango Co. Ltd.	12	15,563
eAccess Ltd.	240	38,288
GMO Internet Inc.	8,400	38,671
Gurunavi Inc.	2,400	24,791

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

Internet Initiative Japan Inc.	12	46,828
kabu.com Securities Co. Ltd.	12,000	32,290
Kakaku.com Inc.	4,800	149,543
Macromill Inc.	2,400	25,220
Matsui Securities Co. Ltd.	8,400	42,206
Mixi Inc.(b)	12	22,909
Monex Group Inc.	168	25,774
MonotaRO Co. Ltd.	1,200	24,133
So-net Entertainment Corp.	24	86,402
So-net M3 Inc.	24	106,663
Start Today Co. Ltd.	7,200	105,959
VeriSign Japan K.K.	48	26,842

		1,052,044
IRON & STEEL—1.17%
Aichi Steel Corp.	12,000	51,113
Godo Steel Ltd.	24,000	47,746
JFE Shoji Trade Corp.(a)	12,000	51,725
Kyoei Steel Ltd.	2,400	41,135
Mitsubishi Steel Manufacturing Co. Ltd.	24,000	60,294
Nippon Koshuha Steel Co. Ltd.	12,000	12,702
Nippon Yakin Kogyo Co. Ltd.(a)	18,000	24,332
Osaka Steel Co. Ltd.	1,200	22,113
Sanyo Special Steel Co. Ltd.	12,000	54,785
Tokyo Steel Manufacturing Co. Ltd.	13,200	78,276
TOPY Industries Ltd.	24,000	66,110
Yodogawa Steel Works Ltd.	24,000	86,616

		596,947
LEISURE TIME—1.12%
Accordia Golf Co. Ltd.	120	73,302
Daiichikosho Co. Ltd.	6,000	123,880
Fields Corp.	24	40,921
H.I.S. Co. Ltd.	3,600	114,636
Mizuno Corp.	12,000	60,907
PGM Holdings K.K.	36	27,775
Roland Corp.	3,600	28,785
Round One Corp.	7,200	37,921
Tokyo Dome Corp.(a)	24,000	65,498

		573,625
LODGING—0.24%
Fujita Kanko Inc.	12,000	41,778
Resorttrust Inc.	4,800	80,250

		122,028
MACHINERY—4.12%
Aichi Corp.	1,200	4,958
Aida Engineering Ltd.	9,600	54,602
Chugai Ro Co. Ltd.	12,000	34,432
CKD Corp.	7,200	50,041
Daifuku Co. Ltd.	12,000	67,181
Daihen Corp.	12,000	36,269
Daiwa Industries Ltd.	12,000	58,917
Denyo Co. Ltd.	1,200	15,579
Ebara Corp.	60,000	215,010
Fuji Machine Manufacturing Co. Ltd.	4,800	88,024
Furukawa Co. Ltd.(a)	48,000	39,788
Harmonic Drive Systems Inc.	1,200	26,781

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

Iseki & Co. Ltd.	24,000	56,010
Juki Corp.	24,000	36,422
Komori Corp.	9,600	70,150
Makino Milling Machine Co. Ltd.	12,000	71,772
Max Co. Ltd.	12,000	140,942
Miura Co. Ltd.	3,600	92,095
Modec Inc.	3,600	62,391
Nippon Sharyo Ltd.	12,000	39,023
Nippon Thompson Co. Ltd.	12,000	54,785
Obara Group Inc.	2,400	29,076
Okuma Corp.	24,000	157,929
Shima Seiki Manufacturing Ltd.	3,600	56,239
Sintokogio Ltd.	7,200	68,405
Tadano Ltd.	16,000	118,957
Torishima Pump Manufacturing Co. Ltd.	2,400	24,118
Toshiba Machine Co. Ltd.	12,000	59,070
Toyo Kanetsu K.K.	24,000	47,746
Tsubakimoto Chain Co.	24,000	133,750
Tsugami Corp.	8,000	67,232
Yushin Precision Equipment Co. Ltd.	1,200	25,082

		2,102,776
MANUFACTURING—1.44%
Amano Corp.	8,400	68,558
Bando Chemical Industries Ltd.	12,000	46,522
Glory Ltd.	8,400	161,112
Japan Cash Machine Co. Ltd.	1,200	8,952
JSP Corp.	1,200	15,625
Nikkiso Co. Ltd.	12,000	120,283
Nippon Valqua Industries Ltd.	12,000	31,219
Nitta Corp.	3,600	55,918
Noritsu Koki Co. Ltd.	1,200	5,509
Shin-Etsu Polymer Co. Ltd.	3,600	16,895
Tamron Co. Ltd.	2,400	71,129
Tenma Corp.	4,800	49,582
Tokai Rubber Industries Ltd.	4,800	49,338
Toyo Tanso Co. Ltd.	1,200	33,988

		734,630
MEDIA—0.45%
Gakken Holdings Co. Ltd.	12,000	23,261
Kadokawa Group Holdings Inc.(b)	2,400	59,285
SKY Perfect JSAT Holdings Inc.	240	98,094
Tohokushinsha Film Corp.	1,200	9,947
Tokyo Broadcasting System Holdings Inc.	2,400	27,729
USEN Corp.(a)	15,840	13,332

		231,648
METAL FABRICATE & HARDWARE—1.72%
Furukawa-Sky Aluminum Corp.	12,000	34,279
Hanwa Co. Ltd.	24,000	88,759
Kitz Corp.	12,000	47,134
Misumi Group Inc.	10,800	234,277
Mitsui High-Tech Inc.(a)	2,400	10,559
Nachi-Fujikoshi Corp.	24,000	106,816
Neturen Co. Ltd.	4,800	34,646
Oiles Corp.	3,680	76,871
Onoken Co. Ltd.	2,400	19,527
Ryobi Ltd.	24,000	71,007
Sumikin Bussan Corp.	12,000	29,076
Tocalo Co. Ltd.	2,400	35,412
Toho Zinc Co. Ltd.	24,000	87,228

		875,591

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

MINING—1.60%
Dowa Holdings Co. Ltd.	24,000	146,298
Mitsui Mining & Smelting Co. Ltd.	72,000	163,438
Nippon Coke & Engineering Co. Ltd.	24,000	29,994
Nippon Denko Co. Ltd.	12,000	44,379
Nippon Light Metal Co. Ltd.	72,000	96,410
Nittetsu Mining Co. Ltd.	12,000	47,440
OSAKA Titanium technologies Co. Ltd.(b)	2,400	74,986
Pacific Metals Co. Ltd.	24,000	96,716
Sumitomo Light Metal Industries Ltd.	60,000	60,448
Toho Titanium Co. Ltd.	4,800	53,439

		813,548
OFFICE & BUSINESS EQUIPMENT—0.28%
Riso Kagaku Corp.	2,400	43,553
Sato Holdings Corp.	1,200	15,992
Toshiba Tec Corp.	24,000	84,473

		144,018
OFFICE FURNISHINGS—0.17%
Okamura Corp.	12,000	85,086

		85,086
OIL & GAS—0.12%
AOC Holdings Inc.	6,000	24,791
TOKAI Holdings Corp.	8,400	34,494

		59,285
PACKAGING & CONTAINERS—0.76%
Achilles Corp.	12,000	15,456
FP Corp.	2,400	144,309
Fuji Seal International Inc.	3,600	67,120
Rengo Co. Ltd.	24,000	160,684

		387,569
PHARMACEUTICALS—3.24%
Fuso Pharmaceutical Industries Ltd.	12,000	30,912
Kaken Pharmaceutical Co. Ltd.	12,000	156,093
Katakura Industries Co. Ltd.	4,800	42,543
Kissei Pharmaceutical Co. Ltd.	2,400	39,482
Kobayashi Pharmaceutical Co. Ltd.	3,600	196,493
KYORIN Holdings Inc.	4,000	82,637
Mochida Pharmaceutical Co. Ltd.	12,000	128,853
Nichi-Iko Pharmaceutical Co. Ltd.	3,600	67,992
Nippon Shinyaku Co. Ltd.	12,000	134,668
Rohto Pharmaceutical Co. Ltd.	12,000	141,708
Sawai Pharmaceutical Co. Ltd.	2,400	256,482
Seikagaku Corp.	6,000	59,070
Ship Healthcare Holdings Inc.	4,800	113,060
Toho Holdings Co. Ltd.	6,000	115,998
Towa Pharmaceutical Co. Ltd.	1,200	62,667
Vital KSK Holdings Inc.	2,400	21,945

		1,650,603

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

REAL ESTATE—1.74%
Airport Facilities Co. Ltd.	2,400	10,345
Arnest One Corp.	6,000	70,012
Daibiru Corp.	8,400	59,774
Daikyo Inc.	36,000	79,424
Goldcrest Co. Ltd.	2,520	36,604
Heiwa Real Estate Co. Ltd.	30,000	62,743
Hulic Co. Ltd.	9,600	119,732
Iida Home Max Co. Ltd.	1,200	8,524
Leopalace21 Corp.(a)	19,200	52,153
Relo Holdings Inc.	1,200	34,937
Shoei Co. Ltd.	4,800	19,221
Sumitomo Real Estate Sales Co. Ltd.	1,200	53,102
TOC Co. Ltd.	12,000	64,274
Toho Real Estate Co. Ltd.	2,400	12,273
Tokyo Tatemono Co. Ltd.(a)	48,000	154,868
Tokyu Livable Inc.	3,600	35,121
Touei Housing Corp.	1,200	11,768

		884,875
REAL ESTATE INVESTMENT TRUSTS—5.98%
Advance Residence Investment Corp.	144	265,541
DA Office Investment Corp.	36	89,294
Daiwahouse Residential Investment Corp.	24	163,438
Frontier Real Estate Investment Corp.	24	205,369
Fukuoka REIT Corp.	12	86,616
Global One Real Estate Investment Corp. Ltd.	12	78,199
Hankyu REIT Inc.	12	54,862
Heiwa Real Estate REIT Inc.	60	33,131
Industrial & Infrastructure Fund Investment Corp.	12	74,450
Japan Excellent Inc.	24	127,935
Japan Hotel Real Estate Investment Corp.	180	46,713
Japan Logistics Fund Inc.	24	212,714
Japan Rental Housing Investments Inc.	96	44,685
Kenedix Realty Investment Corp.	36	118,079
MID REIT Inc.	24	64,335
Mori Hills REIT Investment Corp.	24	97,481
MORI TRUST Sogo REIT Inc.	24	204,757
Nippon Accommodations Fund Inc.	24	156,399
Nomura Real Estate Residential Fund Inc.	12	59,683
ORIX JREIT Inc.	36	160,684
Premier Investment Corp.	24	88,636
Sekisui House SI Investment Corp.	12	50,195
TOKYU REIT Inc.	24	119,824
Top REIT Inc.	24	134,668
United Urban Investment Corp.	288	311,083

		3,048,771
RETAIL—10.24%
Alpen Co. Ltd.	2,400	45,359
Aoki Holdings Inc.	2,400	48,175
Aoyama Trading Co. Ltd.	7,200	167,111
Arc Land Sakamoto Co. Ltd.	1,200	18,792
Arcs Co. Ltd.	4,800	98,920
Asahi Co. Ltd.	1,200	18,394
Askul Corp.	2,400	27,025
Atom Corp.	1,200	5,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

Autobacs Seven Co. Ltd.	3,600	186,393
Belluna Co. Ltd.	3,600	27,087
Best Denki Co. Ltd.(a)	12,000	22,496
BIC Camera Inc.	96	46,583
Cawachi Ltd.	2,400	50,990
Chiyoda Co. Ltd.	3,600	75,843
cocokara fine Inc.	1,200	41,900
Colowide Co. Ltd.	6,000	45,374
Cosmos Pharmaceutical Corp.	300	16,795
CREATE HOLDINGS Co. Ltd.	1,200	32,137
Daiei Inc. (The)(a)	12,000	29,688
DCM Holdings Co. Ltd.	12,000	81,107
Don Quijote Co. Ltd.	7,200	258,379
Doutor Nichires Holdings Co. Ltd.	4,800	59,376
EDION Corp.	9,600	50,929
Fuji Co. Ltd.	2,400	53,133
Geo Holdings Corp.	48	56,499
Growell Holdings Co. Ltd.	1,200	40,400
Gulliver International Co. Ltd.	600	19,129
H2O Retailing Corp.	12,000	101,307
Heiwado Co. Ltd.	4,800	66,844
Honeys Co. Ltd.	2,160	45,451
Izumi Co. Ltd.	7,200	145,717
Joshin Denki Co. Ltd.	12,000	114,621
K’s Holdings Corp.	6,000	150,277
Kappa Create Co. Ltd.	1,200	26,138
Keiyo Co. Ltd.(b)	6,000	37,722
Kisoji Co. Ltd.	3,600	71,068
Kohnan Shoji Co. Ltd.	3,600	46,323
Kojima Co. Ltd.	2,400	9,213
Komeri Co. Ltd.	4,800	125,915
Konaka Co. Ltd.	2,400	34,891
Kura Corp.	1,200	17,170
Maruetsu Inc. (The)	12,000	43,461
Matsumotokiyoshi Co. Ltd.	4,800	105,592
Matsuya Co. Ltd.(a)	4,800	36,789
Megane Top Co. Ltd.	3,600	41,227
Ministop Co. Ltd.	1,200	20,613
MOS Food Services Inc.	3,600	71,068
Nafco Co. Ltd.	1,200	20,812
Nishimatsuya Chain Co. Ltd.	7,200	57,203
Nissen Holdings Co. Ltd.	4,800	21,914
Ohsho Food Service Corp.	1,200	28,755
Otsuka Kagu Ltd.	1,200	11,661
Pal Co. Ltd.	600	29,191
Parco Co. Ltd.	6,000	59,070
Paris Miki Holdings Inc.	4,800	28,586
Plenus Co. Ltd.	3,600	66,753
Point Inc.	2,040	73,312
Ringer Hut Co. Ltd.	2,400	33,330
Royal Holdings Co. Ltd.	1,200	14,232
Ryohin Keikaku Co. Ltd.	3,600	183,868
Saint Marc Holdings Co. Ltd.	1,200	46,139
Saizeriya Co. Ltd.	4,800	71,925
San-A & Co. Ltd.	1,200	46,139
Senshukai Co. Ltd.	6,000	39,023
Seria Co. Ltd.	2,400	41,594
Shimachu Co. Ltd.	6,000	124,568
Sugi Holdings Co. Ltd.	4,800	152,910
Sundrug Co. Ltd.	4,800	151,257
Toridoll Corp.	2,400	35,350
Tsuruha Holdings Inc.	2,400	142,014
United Arrows Ltd.	2,400	59,744

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

UNY Co. Ltd.	24,000	249,748
Valor Co. Ltd.	4,800	81,291
Watami Co. Ltd.	3,600	71,894
Xebio Co. Ltd.	3,600	86,723
Yellow Hat Ltd.	2,400	40,554
Yoshinoya Holdings Co. Ltd.	72	92,278
Zensho Holdings Co. Ltd.	9,600	124,752

		5,221,061
SEMICONDUCTORS—0.62%
Axell Corp.	1,200	22,389
Megachips Corp.	2,400	52,765
Mimasu Semiconductor Industry Co. Ltd.	3,600	28,923
Nippon Chemi-Con Corp.(a)	24,000	71,313
Sanken Electric Co. Ltd.	12,000	43,614
Shindengen Electric Manufacturing Co. Ltd.	12,000	43,461
Shinko Electric Industries Co. Ltd.	7,200	52,153

		314,618
SHIPBUILDING—0.35%
Mitsui Engineering & Shipbuilding Co. Ltd.	96,000	128,547
Namura Shipbuilding Co. Ltd.	7,200	22,128
Sasebo Heavy Industries Co. Ltd.	24,000	28,158

		178,833
SOFTWARE—1.24%
Capcom Co. Ltd.	6,000	115,616
Fuji Soft Inc.	3,600	57,387
IT Holdings Corp.	10,848	120,910
NEC Mobiling Ltd.	1,200	46,675
Nihon Unisys Ltd.	8,400	53,990
NSD Co. Ltd.	6,000	51,495
Obic Business Consultants Co. Ltd.	600	28,426
Simplex Technology Inc.	36	11,946
Systena Corp.	24	18,976
Tecmo Koei Holdings Co. Ltd.	4,800	41,257
Trans Cosmos Inc.	3,600	51,510
Zenrin Co. Ltd.	3,600	33,376

		631,564
STORAGE & WAREHOUSING—0.37%
Mitsui-Soko Co. Ltd.	24,000	85,392
Sumitomo Warehouse Co. Ltd. (The)	24,000	105,592

		190,984
TELECOMMUNICATIONS—1.11%
AIPHONE Co. Ltd.	1,200	22,052
Denki Kogyo Co. Ltd.	12,000	51,878
Hikari Tsushin Inc.	3,600	134,928
Hitachi Kokusai Electric Inc.	12,000	96,104
Japan Radio Co. Ltd.(a)	12,000	23,108
MTI Ltd.	12	14,691
Oki Electric Industry Co. Ltd.(a)	108,000	150,124
T-Gaia Corp.	24	43,584
Uniden Corp.	12,000	29,994

		566,463

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

TEXTILES—1.02%
Kurabo Industries Ltd.	36,000	61,060
Nisshinbo Holdings Inc.	14,000	111,764
Nitto Boseki Co. Ltd.	24,000	69,783
Seiren Co. Ltd.	7,200	52,153
Tokai Corp. (GIFU)	1,200	26,123
Toyobo Co. Ltd.	120,000	159,153
Unitika Ltd.(a)	72,000	37,646

		517,682
TOYS, GAMES & HOBBIES—0.12%
Tomy Co. Ltd.	9,600	60,601

		60,601
TRANSPORTATION—2.07%
Daiichi Chuo Kisen Kaisha(a)	12,000	13,467
Fukuyama Transporting Co. Ltd.(b)	24,000	121,507
Hitachi Transport System Ltd.	6,000	106,128
Iino Kaiun Kaisha Ltd.	12,000	53,102
Kintetsu World Express Inc.	2,400	79,179
Nippon Konpo Unyu Soko Co. Ltd.	6,000	70,395
Sankyu Inc.	36,000	127,628
Seino Holdings Co. Ltd.	24,000	156,399
Senko Co. Ltd.	12,000	53,255
Shibusawa Warehouse Co. Ltd. (The)	12,000	35,197
Shinwa Kaiun Kaisha Ltd.(a)	12,000	16,680
Sotetsu Holdings Inc.	60,000	189,760
Yusen Air & Sea Service Co. Ltd.	2,400	33,606

		1,056,303
VENTURE CAPITAL—0.13%
JAFCO Co. Ltd.	3,600	65,788

		65,788

TOTAL COMMON STOCKS
(Cost: $56,254,961)		50,368,902

SHORT-TERM INVESTMENTS—1.66%

MONEY MARKET FUNDS—1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	781,910	781,910
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	56,894	56,894

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	6,833	6,833

		845,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $845,637)		845,637

TOTAL INVESTMENTS IN SECURITIES—100.48%
(Cost: $57,100,598)		51,214,539
Other Assets, Less Liabilities—(0.48)%		(242,663)

NET ASSETS—100.00%		$50,971,876

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.28%

AGRICULTURE—9.48%
British American Tobacco (Malaysia) Bhd	831,200	$14,266,738
Genting Plantations Bhd	1,653,800	4,875,236
IOI Corp. Bhd	23,368,530	38,680,471
Kuala Lumpur Kepong Bhd	3,492,900	24,624,023

		82,446,468
AIRLINES—1.16%
AirAsia Bhd	9,101,700	10,101,043

		10,101,043
AUTO MANUFACTURERS—1.11%
UMW Holdings Bhd	3,827,400	9,641,657

		9,641,657
BANKS—28.24%
Alliance Financial Group Bhd	7,317,700	9,459,311
AMMB Holdings Bhd	12,053,937	23,600,520
CIMB Group Holdings Bhd	35,137,864	83,087,879
Hong Leong Bank Bhd	4,099,940	15,873,654
Malayan Banking Bhd	25,004,520	68,980,705
Public Bank Bhd Foreign	7,705,100	33,475,614
RHB Capital Bhd	4,810,300	11,268,394

		245,746,077
BUILDING MATERIALS—0.71%
Lafarge Malayan Cement Bhd	2,784,960	6,172,702

		6,172,702
CHEMICALS—4.94%
Petronas Chemicals Group Bhd	20,365,500	43,020,052

		43,020,052
DIVERSIFIED FINANCIAL SERVICES—0.66%
Hong Leong Financial Group Bhd	1,529,600	5,787,089

		5,787,089
ELECTRIC—5.76%
Tenaga Nasional Bhd	19,843,912	41,730,557
YTL Power International Bhd	15,999,075	8,373,442

		50,103,999
ENGINEERING & CONSTRUCTION—2.32%
Gamuda Bhd	12,063,500	12,893,597
Malaysia Airports Holdings Bhd	3,965,400	7,251,303

		20,144,900

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2012

ENTERTAINMENT—0.74%
Berjaya Sports Toto Bhd	4,919,950	6,468,414

		6,468,414
FOOD—2.12%
PPB Group Bhd	3,447,466	18,477,787

		18,477,787
GAS—2.69%
Petronas Gas Bhd	4,319,300	23,423,019

		23,423,019
HOLDING COMPANIES - DIVERSIFIED—11.85%
Berjaya Corp. Bhd	18,545,100	4,706,804
IJM Corp. Bhd	8,540,840	13,975,553
MMC Corp. Bhd	5,530,400	4,707,836
Sime Darby Bhd	19,667,125	60,022,943
YTL Corp. Bhd	33,958,605	19,700,113

		103,113,249
LODGING—8.27%
Genting Bhd	14,871,000	46,885,789
Genting Malaysia Bhd	21,551,100	25,072,455

		71,958,244
OIL & GAS—1.36%
Petronas Dagangan Bhd	1,807,900	11,799,016

		11,799,016
OIL & GAS SERVICES—1.94%
Malaysia Marine and Heavy Engineering Holdings Bhd	3,487,000	5,474,977
Sapurakencana Petroleum Bhd(a)	16,392,700	11,422,044

		16,897,021
REAL ESTATE—1.30%
SP Setia Bhd	3,497,300	4,300,298
UEM Land Holdings Bhd(a)	11,006,100	6,974,781

		11,275,079
RETAIL—0.75%
Parkson Holdings Bhd	4,374,471	6,551,190

		6,551,190
TELECOMMUNICATIONS—11.46%
Axiata Group Bhd	18,472,900	31,275,943
DiGi.Com Bhd	22,614,400	28,519,776
Maxis Communications Bhd	13,642,600	26,624,953
Telekom Malaysia Bhd	7,811,400	13,274,516

		99,695,188

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

May 31, 2012

TRANSPORTATION—2.42%
Bumi Armada Bhd(a)	8,518,700	10,743,218
MISC Bhd	8,123,620	10,321,806

		21,065,024

TOTAL COMMON STOCKS
(Cost: $465,094,416)		863,887,218

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	47,656	47,656

		47,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,656)		47,656

TOTAL INVESTMENTS IN SECURITIES—99.29%
(Cost: $465,142,072)		863,934,874
Other Assets, Less Liabilities—0.71%		6,142,907

NET ASSETS—100.00%		$870,077,781

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—100.44%

AIRLINES—0.11%
Grupo Aeromexico SAB de CV(a)(b)	753,785	$1,057,571

		1,057,571
BANKS—8.62%
Compartamos SAB de CV	8,602,500	8,922,970
Grupo Financiero Banorte SAB de CV Series O	10,730,000	48,031,585
Grupo Financiero Inbursa SAB de CV Series O	14,571,407	30,218,305

		87,172,860
BEVERAGES—17.61%
Arca Continental SAB de CV	3,015,578	14,959,698
Coca-Cola FEMSA SAB de CV Series L	2,759,568	31,990,748
Fomento Economico Mexicano SAB de CV BD Units	12,450,508	98,039,397
Grupo Modelo SAB de CV Series C	4,773,056	33,156,819

		178,146,662
BUILDING MATERIALS—4.73%
Cemex SAB de CV CPO(a)	67,076,927	37,550,306
Corporacion Geo SAB de CV Series B(a)(b)	3,490,022	3,342,321
Desarrolladora Homex SAB de CV(a)(b)	1,585,389	3,469,280
Urbi Desarrollos Urbanos SAB de CV(a)(b)	4,088,500	3,515,934

		47,877,841
CHEMICALS—1.87%
Mexichem SAB de CV	5,439,031	18,925,731

		18,925,731
DIVERSIFIED FINANCIAL SERVICES—0.53%
Bolsa Mexicana de Valores SAB de CV(b)	3,034,000	5,330,461

		5,330,461
ENGINEERING & CONSTRUCTION—3.68%
Empresas ICA SAB de CV(a)(b)	4,115,539	6,127,503
Grupo Aeroportuario del Centro Norte SAB de CV(b)	1,572,500	2,742,982
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,606,500	16,324,662
Grupo Aeroportuario del Sureste SAB de CV Series B(b)	449,733	3,247,201
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	121,507	8,702,331
Promotora y Operadora Infraestructura SAB de CV(a)(b)	14,836	58,707

		37,203,386
FOOD—3.34%
Gruma SAB de CV Series B(a)(b)	1,757,569	3,849,739
Grupo Bimbo SAB de CV Series A	12,598,500	27,384,411
Grupo Herdez SAB de CV(b)	1,295,000	2,585,245

		33,819,395
HOLDING COMPANIES - DIVERSIFIED—3.87%
Alfa SAB de CV Series A	2,072,000	25,998,529
Grupo Carso SAB de CV Series A1	4,699,030	13,185,610

		39,184,139

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2012

HOME BUILDERS—0.22%
Consorcio ARA SAB de CV(a)(b)	7,929,497	2,263,784

		2,263,784
HOUSEHOLD PRODUCTS & WARES—2.19%
Kimberly-Clark de Mexico SAB de CV Series A	12,709,500	22,169,744

		22,169,744
IRON & STEEL—0.28%
Compania Minera Autlan SAB de CV Series B(b)	413,079	345,427
Grupo Simec SAB de CV Series B(a)	838,505	2,440,077

		2,785,504
MACHINERY—0.61%
Industrias CH SAB de CV Series B(a)	1,535,500	6,174,669

		6,174,669
MEDIA—5.15%
Grupo Televisa SAB CPO	12,006,599	45,759,220
TV Azteca SAB de CV CPO(b)	10,534,301	6,360,449

		52,119,669
MINING—10.87%
Grupo Mexico SAB de CV Series B	22,724,348	59,863,111
Industrias Penoles SAB de CV	879,140	33,642,387
Minera Frisco SAB de CV Series A1(a)	4,218,030	16,476,059

		109,981,557
PHARMACEUTICALS—0.87%
Genomma Lab Internacional SAB de CV Series B(a)(b)	5,031,071	8,832,108

		8,832,108
RETAIL—11.67%
Alsea SAB de CV(a)(b)	4,008,892	4,692,706
Controladora Comercial Mexicana SAB de CV BC Units(b)	2,257,984	3,820,493
El Puerto de Liverpool SA de CV Series C1	1,366,013	9,858,239
Grupo Elektra SA de CV(b)	244,785	8,725,857
Grupo Famsa SAB de CV Series A(a)(b)	1,738,125	1,425,558
Wal-Mart de Mexico SAB de CV Series V	37,018,500	89,585,685

		118,108,538
TELECOMMUNICATIONS—24.22%
America Movil SAB de CV Series L	206,145,570	242,028,192
Axtel SAB de CV CPO(a)(b)	13,678,718	3,074,448

		245,102,640

TOTAL COMMON STOCKS
(Cost: $1,255,962,721)		1,016,256,259

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—1.75%

MONEY MARKET FUNDS—1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	16,034,702	16,034,702
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	1,166,730	1,166,730
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	543,299	543,299

		17,744,731

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,744,731)		17,744,731

TOTAL INVESTMENTS IN SECURITIES—102.19%
(Cost: $1,273,707,452)		1,034,000,990
Other Assets, Less Liabilities—(2.19)%		(22,174,215)

NET ASSETS—100.00%		$1,011,826,775

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.38%

BANKS—0.09%
SNS REAAL NV(a)(b)	34,584	$48,406

		48,406
BEVERAGES—6.49%
Heineken Holding NV	23,298	943,135
Heineken NV	52,866	2,519,539

		3,462,674
CHEMICALS—7.69%
Akzo Nobel NV	52,734	2,408,597
Koninklijke DSM NV	35,640	1,695,481

		4,104,078
COMMERCIAL SERVICES—1.75%
Brunel International NV	2,574	103,881
Randstad Holding NV	26,994	731,117
USG People NV	14,322	98,105

		933,103
DIVERSIFIED FINANCIAL SERVICES—0.25%
BinckBank NV	12,540	94,845
KAS Bank NV CVA	4,224	36,559

		131,404
ELECTRICAL COMPONENTS & EQUIPMENT—0.35%
TKH Group NV	8,382	184,426

		184,426
ELECTRONICS—7.50%
Koninklijke Philips Electronics NV	226,116	3,998,010

		3,998,010
ENGINEERING & CONSTRUCTION—2.55%
Arcadis NV	13,728	285,587
Grontmij NV(a)(b)	11,154	31,031
Koninklijke BAM Groep NV	47,322	119,246
Royal Boskalis Westminster NV CVA	16,434	490,114
Royal Imtech NV	16,896	436,205

		1,362,183
FOOD—28.73%
Amsterdam Commodities NV	4,488	70,197
CSM NV CVA	15,642	260,324
Koninklijke Ahold NV	222,552	2,614,432
Koninklijke Wessanen NV	22,902	56,210
Nutreco NV	8,250	541,352
Sligro Food Group NV	7,062	187,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

May 31, 2012

Unilever NV CVA	368,676	11,599,090

		15,328,902
HOLDING COMPANIES - DIVERSIFIED—0.40%
Kardan NV(a)	8,646	5,025
Tetragon Financial Group Ltd.	29,172	210,038

		215,063
INSURANCE—12.96%
AEGON NV	388,080	1,634,341
Delta Lloyd NV	23,298	288,500
ING Groep NV CVA(a)	864,534	4,993,080

		6,915,921
LEISURE TIME—0.12%
Accell Group NV	3,762	65,587

		65,587
MACHINERY—0.10%
Kendrion NV	2,442	52,085

		52,085
MANUFACTURING—0.94%
Aalberts Industries NV	21,582	347,439
Koninklijke Ten Cate NV	6,534	155,480

		502,919
MEDIA—4.99%
Reed Elsevier NV	157,806	1,636,660
Wolters Kluwer NV	70,422	1,022,676

		2,659,336
METAL FABRICATE & HARDWARE—0.10%
Advanced Metallurgical Group NV(a)	6,996	55,517

		55,517
OIL & GAS SERVICES—2.64%
Fugro NV CVA	15,774	906,925
SBM Offshore NV(a)	38,280	499,819

		1,406,744
PHARMACEUTICALS—0.30%
Mediq NV	13,596	159,433

		159,433
REAL ESTATE INVESTMENT TRUSTS—2.74%
Corio NV	14,586	604,889
Eurocommercial Properties NV	9,306	304,287
Nieuwe Steen Investments NV	12,804	98,551
VastNed Retail NV	4,158	161,690
Wereldhave NV	4,818	294,018

		1,463,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

May 31, 2012

RETAIL—0.16%
Beter Bed Holding NV	4,818	85,724

		85,724
SEMICONDUCTORS—8.95%
ASM International NV	9,900	336,623
ASML Holding NV	94,776	4,347,593
BE Semiconductor Industries NV	12,936	88,771

		4,772,987
SOFTWARE—0.64%
Exact Holding NV	3,960	84,266
TomTom NV(a)(b)	24,468	98,112
Unit 4 NV	6,600	160,559

		342,937
TELECOMMUNICATIONS—4.95%
Koninklijke KPN NV	279,048	2,637,746

		2,637,746
TRANSPORTATION—3.99%
PostNL NV	87,648	294,990
Royal Vopak NV	16,566	976,426
TNT Express NV	76,824	854,901

		2,126,317

TOTAL COMMON STOCKS
(Cost: $95,700,467)		53,014,937

WARRANTS—0.00%

REAL ESTATE INVESTMENT TRUSTS—0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)(a)(c)	6,200	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS—0.30%

MONEY MARKET FUNDS—0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	141,372	141,372
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	10,287	10,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	9,999	9,999

		161,658

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,658)		161,658

TOTAL INVESTMENTS IN SECURITIES—99.68%
(Cost: $95,862,125)		53,176,596
Other Assets, Less Liabilities—0.32%		171,130

NET ASSETS—100.00%		$53,347,726

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.13%

AUSTRALIA—62.65%
AGL Energy Ltd.	1,078,250	$15,886,440
AGL Energy Ltd. New(a)	186,235	2,743,901
Alumina Ltd.	5,672,500	5,419,511
Amcor Ltd.	2,806,750	20,336,381
AMP Ltd.	6,662,750	25,074,633
APA Group	1,495,500	7,281,812
Asciano Group	2,268,500	9,989,505
ASX Ltd.	408,500	11,672,776
Australia and New Zealand Banking Group Ltd.	6,249,500	126,689,580
Bendigo and Adelaide Bank Ltd.	926,750	6,552,989
BGP Holdings PLC(a)(b)	27,004,595	3,339
BHP Billiton Ltd.	7,510,750	232,903,106
Boral Ltd.	1,733,250	5,934,515
Brambles Ltd.	3,444,500	22,251,011
Caltex Australia Ltd.	313,250	4,147,373
Campbell Brothers Ltd.	156,000	8,798,804
Centro Retail Australia(a)	2,950,500	5,437,491
CFS Retail Property Trust Group	4,616,500	8,418,215
Coca-Cola Amatil Ltd.	1,326,250	16,530,191
Cochlear Ltd.	132,500	8,060,672
Commonwealth Bank of Australia	3,687,250	176,676,534
Computershare Ltd.	1,033,000	7,805,255
Crown Ltd.	929,500	7,645,301
CSL Ltd.	1,209,750	44,178,397
Dexus Property Group	10,671,250	9,729,544
Echo Entertainment Group Ltd.	1,438,250	6,138,135
Fairfax Media Ltd.(c)	5,213,000	3,362,472
Fortescue Metals Group Ltd.	3,253,000	14,577,242
Goodman Group	3,596,250	11,790,057
GPT Group	3,364,000	10,571,834
Harvey Norman Holdings Ltd.	1,232,500	2,355,063
Iluka Resources Ltd.	971,500	12,626,906
Incitec Pivot Ltd.	3,789,750	10,439,465
Insurance Australia Group Ltd.	4,848,500	15,660,332
James Hardie Industries SE	1,011,750	7,281,594
Leighton Holdings Ltd.	352,500	6,041,503
Lend Lease Group	1,263,750	8,997,183
Lynas Corp. Ltd.(a)(c)	3,982,500	3,998,025
Macquarie Group Ltd.	771,750	20,188,633
Metcash Ltd.	1,795,500	6,652,703
Mirvac Group	7,945,250	9,478,989
National Australia Bank Ltd.	5,221,250	113,846,618
Newcrest Mining Ltd.	1,780,000	43,024,653
Orica Ltd.	848,500	20,377,543
Origin Energy Ltd.	2,530,000	31,607,178
OZ Minerals Ltd.	731,250	6,184,886
Qantas Airways Ltd.(a)	2,586,000	3,737,353
QBE Insurance Group Ltd.	2,698,500	32,403,536
QR National Ltd.	3,971,000	13,134,199
Ramsay Health Care Ltd.	304,750	6,375,925
Rio Tinto Ltd.	1,014,500	55,951,051
Santos Ltd.	2,199,250	25,576,618
Sims Metal Management Ltd.	380,250	4,045,994
Sonic Healthcare Ltd.	861,250	10,191,507
SP AusNet	3,862,876	3,784,265
Stockland Corp. Ltd.	5,395,500	16,694,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2012

Suncorp Group Ltd.	3,000,000	22,580,436
Sydney Airport	850,250	2,391,630
Tabcorp Holdings Ltd.	1,650,500	4,642,617
Tatts Group Ltd.	3,108,250	7,898,899
Telstra Corp. Ltd.	10,138,500	34,910,124
Toll Holdings Ltd.	1,584,000	7,098,172
Transurban Group	3,051,000	16,749,736
Wesfarmers Ltd.	2,345,500	66,430,516
Westfield Group	5,106,500	45,023,221
Westfield Retail Trust	6,752,250	17,814,218
Westpac Banking Corp.	7,122,500	140,172,831
Whitehaven Coal Ltd.	1,060,000	4,092,025
Woodside Petroleum Ltd.	1,501,750	46,859,542
Woolworths Ltd.	2,859,000	73,320,420
WorleyParsons Ltd.	477,500	11,902,984

		1,829,150,544
HONG KONG—22.04%
AIA Group Ltd.	23,850,000	77,749,860
ASM Pacific Technology Ltd.(c)	450,000	5,531,611
Bank of East Asia Ltd. (The)(c)	3,150,120	10,533,075
BOC Hong Kong (Holdings) Ltd.	8,625,000	23,727,266
Cathay Pacific Airways Ltd.(c)	2,750,000	4,245,025
Cheung Kong (Holdings) Ltd.	3,250,000	37,479,786
Cheung Kong Infrastructure Holdings Ltd.	1,000,000	5,495,532
CLP Holdings Ltd.	4,250,000	34,609,611
First Pacific Co. Ltd.	5,000,000	5,154,075
Foxconn International Holdings Ltd.(a)	5,000,000	2,042,302
Galaxy Entertainment Group Ltd.(a)(c)	3,500,000	8,496,492
Hang Lung Group Ltd.(c)	2,060,000	11,918,024
Hang Lung Properties Ltd.	5,250,736	16,745,036
Hang Seng Bank Ltd.(c)	1,800,000	23,262,916
Henderson Land Development Co. Ltd.	2,250,056	11,336,025
Hong Kong and China Gas Co. Ltd. (The)	11,000,089	25,824,700
Hong Kong Exchanges and Clearing Ltd.(c)	2,400,000	33,893,195
Hopewell Holdings Ltd.	1,375,000	3,578,861
Hutchison Whampoa Ltd.	5,000,000	41,135,958
Hysan Development Co. Ltd.	1,500,000	5,914,301
Kerry Properties Ltd.	1,625,000	6,469,974
Li & Fung Ltd.(c)	13,501,200	24,772,684
Lifestyle International Holdings Ltd.	1,125,000	2,435,300
Link REIT (The)(c)	5,250,000	20,158,874
MGM China Holdings Ltd.	2,300,000	3,704,491
MTR Corp. Ltd.	3,375,000	10,893,620
New World Development Co. Ltd.	8,500,941	9,157,227
NWS Holdings Ltd.	3,250,000	4,773,962
Orient Overseas International Ltd.	500,000	2,705,889
PCCW Ltd.	9,250,000	3,384,938
Power Assets Holdings Ltd.	3,250,000	22,718,195
Sands China Ltd.	5,600,000	19,121,617
Shangri-La Asia Ltd.	3,501,000	6,883,944
Sino Land Co. Ltd.	7,000,800	9,670,149
SJM Holdings Ltd.	4,500,000	7,990,104
Sun Hung Kai Properties Ltd.	3,580,000	40,547,363
Swire Pacific Ltd. Class A	1,625,000	17,525,464
Wharf (Holdings) Ltd. (The)	3,500,600	18,290,436
Wheelock and Co. Ltd.	2,000,000	5,965,841
Wing Hang Bank Ltd.	375,000	3,445,177
Wynn Macau Ltd.(c)	3,600,000	8,832,022
Yue Yuen Industrial (Holdings) Ltd.(c)	1,750,000	5,445,602

		643,566,524

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2012

NEW ZEALAND—0.93%
Auckland International Airport Ltd.	2,159,000	4,177,352
Contact Energy Ltd.(a)	857,500	3,144,309
Fletcher Building Ltd.	1,586,750	7,499,466
SKYCITY Entertainment Group Ltd.	1,342,000	3,589,829
Telecom Corp. of New Zealand Ltd.	4,476,500	8,678,197

		27,089,153
SINGAPORE—13.51%
Ascendas REIT	4,500,813	7,159,392
CapitaLand Ltd.	6,000,000	11,825,412
CapitaMall Trust Management Ltd.(c)	5,500,000	7,745,878
CapitaMalls Asia Ltd.(c)	3,250,000	3,555,771
City Developments Ltd.	1,250,000	9,650,824
ComfortDelGro Corp. Ltd.	4,500,000	5,132,881
COSCO Corp. (Singapore) Ltd.(c)	2,500,104	1,969,044
DBS Group Holdings Ltd.	4,150,000	42,570,708
Fraser and Neave Ltd.	2,250,150	11,174,363
Genting Singapore PLC	14,250,400	16,586,305
Global Logistic Properties Ltd.(a)	4,750,000	7,666,343
Golden Agri-Resources Ltd.	15,750,987	7,944,242
Hutchison Port Holdings Trust	12,250,000	8,758,750
Jardine Cycle & Carriage Ltd.	250,000	8,170,708
Keppel Corp. Ltd.	3,307,200	25,610,752
Keppel Land Ltd.(c)	1,750,000	3,883,608
Neptune Orient Lines Ltd.(a)(c)	2,250,750	1,859,980
Noble Group Ltd.(c)	9,000,708	7,787,227
Olam International Ltd.(c)	3,750,600	4,845,586
Oversea-Chinese Banking Corp. Ltd.	6,000,600	38,925,328
SembCorp Industries Ltd.	2,250,240	8,433,489
SembCorp Marine Ltd.(c)	2,000,200	6,937,648
Singapore Airlines Ltd.(c)	1,250,800	10,093,750
Singapore Exchange Ltd.(c)	2,000,000	9,606,208
Singapore Press Holdings Ltd.	3,780,517	11,088,539
Singapore Technologies Engineering Ltd.	3,500,000	8,038,797
Singapore Telecommunications Ltd.	18,500,328	44,501,274
StarHub Ltd.(c)	1,500,000	3,771,096
United Overseas Bank Ltd.	2,870,000	39,394,995
UOL Group Ltd.	1,000,000	3,414,161
Wilmar International Ltd.(c)	4,500,000	12,779,825
Yangzijiang Shipbuilding (Holdings) Ltd.	4,500,000	3,613,967

		394,496,851

TOTAL COMMON STOCKS
(Cost: $2,842,081,578)		2,894,303,072

SHORT-TERM INVESTMENTS—2.48%

MONEY MARKET FUNDS—2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	67,304,794	67,304,794
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	4,897,287	4,897,287
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	283,481	283,481

		72,485,562

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

May 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,485,562)	72,485,562

TOTAL INVESTMENTS IN SECURITIES—101.61%
(Cost: $2,914,567,140)	2,966,788,634
Other Assets, Less Liabilities—(1.61)%	(47,062,739)

NET ASSETS—100.00%	$2,919,725,895

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.39%

AGRICULTURE—5.14%
Golden Agri-Resources Ltd.	54,280,628	$27,377,232
Wilmar International Ltd.(a)	15,340,000	43,565,005

		70,942,237
AIRLINES—2.76%
Singapore Airlines Ltd.(a)	4,720,467	38,093,390

		38,093,390
BANKS—30.12%
DBS Group Holdings Ltd.	14,160,500	145,258,436
Oversea-Chinese Banking Corp. Ltd.	20,060,000	130,127,333
United Overseas Bank Ltd.	10,210,000	140,147,352

		415,533,121
DISTRIBUTION & WHOLESALE—2.80%
Jardine Cycle & Carriage Ltd.	1,180,000	38,565,742

		38,565,742
DIVERSIFIED FINANCIAL SERVICES—2.47%
Singapore Exchange Ltd.(a)	7,080,000	34,005,975

		34,005,975
ENGINEERING & CONSTRUCTION—4.21%
SembCorp Industries Ltd.	8,260,000	30,956,974
Singapore Technologies Engineering Ltd.	11,800,000	27,102,231

		58,059,205
ENTERTAINMENT—4.18%
Genting Singapore PLC	49,560,400	57,684,268

		57,684,268
FOOD—1.22%
Olam International Ltd.(a)	12,980,000	16,769,505

		16,769,505
HOLDING COMPANIES - DIVERSIFIED—8.55%
Keppel Corp. Ltd.	11,800,100	91,379,242
Noble Group Ltd.	30,680,999	26,544,569

		117,923,811
LODGING—1.98%
City Developments Ltd.	3,540,000	27,331,135

		27,331,135

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2012

MEDIA—2.77%
Singapore Press Holdings Ltd.(a)	13,027,000	38,209,164

		38,209,164
REAL ESTATE—10.28%
CapitaLand Ltd.	21,240,000	41,861,959
CapitaMalls Asia Ltd.	11,800,000	12,910,184
Fraser and Neave Ltd.	7,080,000	35,159,651
Global Logistic Properties Ltd.(b)	16,520,000	26,662,735
Keppel Land Ltd.(a)	5,900,000	13,093,308
UOL Group Ltd.	3,540,000	12,086,130

		141,773,967
REAL ESTATE INVESTMENT TRUSTS—3.70%
Ascendas REIT	15,340,335	24,401,697
CapitaMall Trust Management Ltd.(a)	18,880,800	26,590,612

		50,992,309
SHIPBUILDING—3.14%
COSCO Corp. (Singapore) Ltd.(a)	8,260,000	6,505,451
SembCorp Marine Ltd.(a)	7,080,000	24,556,819
Yangzijiang Shipbuilding (Holdings) Ltd.(a)	15,340,000	12,319,612

		43,381,882
TELECOMMUNICATIONS—12.18%
Singapore Telecommunications Ltd.	64,900,568	156,113,879
StarHub Ltd.(a)	4,720,000	11,866,382

		167,980,261
TRANSPORTATION—3.89%
ComfortDelGro Corp. Ltd.(a)	15,340,000	17,497,420
Hutchison Port Holdings Trust	42,480,000	30,373,200
Neptune Orient Lines Ltd.(a)(b)	7,080,499	5,851,198

		53,721,818

TOTAL COMMON STOCKS
(Cost: $1,419,642,251)		1,370,967,790

SHORT-TERM INVESTMENTS—5.91%

MONEY MARKET FUNDS—5.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	75,832,562	75,832,562
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	5,517,792	5,517,792
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	252,336	252,336

		81,602,690

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

May 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,602,690)	81,602,690

TOTAL INVESTMENTS IN SECURITIES—105.30%
(Cost: $1,501,244,941)	1,452,570,480
Other Assets, Less Liabilities—(5.30)%	(73,167,927)

NET ASSETS—100.00%	$1,379,402,553

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.99%

BANKS—13.37%
Absa Group Ltd.	503,262	$8,817,504
FirstRand Ltd.	5,426,747	16,322,140
Nedbank Group Ltd.	355,583	6,851,825
Standard Bank Group Ltd.	2,087,508	27,796,703

		59,788,172
BUILDING MATERIALS—0.64%
Pretoria Portland Cement Co. Ltd.	873,372	2,843,129

		2,843,129
CHEMICALS—9.05%
Sasol Ltd.	958,928	40,451,432

		40,451,432
COAL—1.07%
Exxaro Resources Ltd.	217,248	4,800,300

		4,800,300
DIVERSIFIED FINANCIAL SERVICES—2.75%
African Bank Investments Ltd.	1,268,156	5,379,957
Investec Ltd.	411,428	2,114,496
RMB Holdings Ltd.	1,236,912	4,825,536

		12,319,989
ENGINEERING & CONSTRUCTION—0.70%
Aveng Ltd.	700,800	3,151,484

		3,151,484
FOOD—5.36%
Shoprite Holdings Ltd.	749,564	12,066,498
SPAR Group Ltd. (The)	302,001	3,873,563
Tiger Brands Ltd.	283,970	8,010,320

		23,950,381
FOREST PRODUCTS & PAPER—0.67%
Sappi Ltd.(a)	941,481	3,018,660

		3,018,660
HEALTH CARE - PRODUCTS—1.53%
Aspen Pharmacare Holdings Ltd.(a)	497,130	6,826,951

		6,826,951
HEALTH CARE - SERVICES—1.86%
Life Healthcare Group Holdings Ltd.	1,639,361	5,591,364
Netcare Ltd.	1,523,364	2,706,407

		8,297,771

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2012

HOLDING COMPANIES - DIVERSIFIED—7.73%
Barloworld Ltd.	383,177	3,785,984
Bidvest Group Ltd.	516,694	10,800,041
Imperial Holdings Ltd.	312,513	6,035,038
Remgro Ltd.	758,470	11,688,055
RMI Holdings Ltd.	1,172,234	2,259,220

		34,568,338
HOME FURNISHINGS—1.36%
Steinhoff International Holdings Ltd.(a)(b)	2,010,931	6,090,598

		6,090,598
INSURANCE—4.61%
Discovery Holdings Ltd.	518,665	3,012,162
Liberty Holdings Ltd.	200,750	2,037,678
MMI Holdings Ltd.	1,713,456	3,340,332
Sanlam Ltd.	3,126,736	12,216,523

		20,606,695
IRON & STEEL—2.36%
ArcelorMittal South Africa Ltd.	312,659	1,919,128
Kumba Iron Ore Ltd.(b)	141,109	8,653,151

		10,572,279
MEDIA—8.01%
Naspers Ltd. Class N	683,061	35,814,567

		35,814,567
MINING—16.79%
African Rainbow Minerals Ltd.	187,245	3,678,718
Anglo American Platinum Ltd.	117,895	6,556,501
AngloGold Ashanti Ltd.	669,629	24,129,577
Assore Ltd.	60,809	1,988,778
Gold Fields Ltd.	1,269,178	16,928,204
Harmony Gold Mining Co. Ltd.	680,214	6,714,504
Impala Platinum Holdings Ltd.	885,198	13,854,967
Northam Platinum Ltd.	402,668	1,222,871

		75,074,120
OFFICE & BUSINESS EQUIPMENT—0.56%
Reunert Ltd.	314,922	2,499,130

		2,499,130
REAL ESTATE—2.54%
Growthpoint Properties Ltd.	2,831,670	6,846,573
Redefine Properties Ltd.	4,699,448	4,501,124

		11,347,697
RETAIL—6.87%
Foschini Group Ltd. (The)	358,211	4,979,883
Massmart Holdings Ltd.	189,216	3,612,460
Mr. Price Group Ltd.	414,567	5,045,715
Pick’n Pay Stores Ltd.	418,582	2,209,445
Truworths International Ltd.	767,084	7,367,727
Woolworths Holdings Ltd.	1,317,212	7,500,506

		30,715,736

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

May 31, 2012

TELECOMMUNICATIONS—12.16%
MTN Group Ltd.	2,970,954	46,660,493
Vodacom Group Ltd.	651,671	7,726,000

		54,386,493

TOTAL COMMON STOCKS
(Cost: $504,512,325)		447,123,922

SHORT-TERM INVESTMENTS—3.09%

MONEY MARKET FUNDS—3.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	12,791,560	12,791,560
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	930,750	930,750
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	85,924	85,924

		13,808,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,808,234)		13,808,234

TOTAL INVESTMENTS IN SECURITIES—103.08%
(Cost: $518,320,559)		460,932,156
Other Assets, Less Liabilities—(3.08)%		(13,755,159)

NET ASSETS—100.00%		$447,176,997

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—97.56%

AEROSPACE & DEFENSE—0.17%
Korea Aerospace Industries Ltd.(a)	207,640	$4,371,831

		4,371,831
AGRICULTURE—1.48%
KT&G Corp.	581,710	38,739,594

		38,739,594
AIRLINES—0.28%
Korean Air Lines Co. Ltd.(b)	189,190	7,245,404

		7,245,404
AUTO MANUFACTURERS—10.00%
Hyundai Motor Co.	821,312	169,794,643
Kia Motors Corp.	1,364,230	92,701,755

		262,496,398
AUTO PARTS & EQUIPMENT—4.85%
Hankook Tire Co. Ltd.	521,710	20,996,590
Hyundai Mobis Co. Ltd.	364,347	85,510,798
Hyundai Wia Corp.(a)	75,414	11,149,962
Mando Corp.(a)	71,335	9,730,934

		127,388,284
BANKS—0.69%
Industrial Bank of Korea	859,460	8,738,420
Korea Exchange Bank	1,360,040	9,460,647

		18,199,067
BIOTECHNOLOGY—0.65%
Celltrion Inc.(a)	603,529	17,156,025

		17,156,025
CHEMICALS—4.16%
Hanwha Chemical Corp.(a)	445,350	7,791,974
Honam Petrochemical Corp.(a)	79,542	16,848,549
KCC Corp.	24,197	6,068,470
KP Chemical Corp.(a)	257,660	3,165,490
LG Chem Ltd.(a)	248,311	61,223,047
OCI Co. Ltd.(a)	81,752	14,095,770

		109,193,300
COMMERCIAL SERVICES—0.23%
S1 Corp.(a)	125,656	6,015,305

		6,015,305

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2012

COMPUTERS—0.31%
SK C&C Co. Ltd.	103,861	8,254,321

		8,254,321
COSMETICS & PERSONAL CARE—1.65%
AmorePacific Corp.(a)	18,289	16,797,522
LG Household & Health Care Ltd.(a)	53,493	26,468,894

		43,266,416
DISTRIBUTION & WHOLESALE—2.06%
Daewoo International Corp.(a)	201,513	4,951,389
Hanwha Corp.	237,570	5,666,254
Samsung C&T Corp.(a)	678,034	39,064,869
SK Networks Co. Ltd.(a)	606,710	4,338,600

		54,021,112
DIVERSIFIED FINANCIAL SERVICES—9.74%
BS Financial Group Inc.	930,812	9,148,417
Daewoo Securities Co. Ltd.(b)	888,187	7,675,922
DGB Financial Group Inc.	707,980	8,787,890
Hana Financial Group Inc.	1,234,041	38,895,425
Hyundai Securities Co. Ltd.	628,697	4,341,352
KB Financial Group Inc.	1,932,702	60,425,083
Korea Investment Holdings Co. Ltd.	205,955	6,997,497
Mirae Asset Securities Co. Ltd.	121,262	3,220,982
Samsung Card Co. Ltd.	229,050	6,443,092
Samsung Securities Co. Ltd.	302,867	12,933,274
Shinhan Financial Group Co. Ltd.	2,267,637	72,914,064
Woori Finance Holdings Co. Ltd.	1,911,820	17,818,276
Woori Investment & Securities Co. Ltd.	683,798	6,141,291

		255,742,565
ELECTRIC—1.01%
Korea Electric Power Corp.(b)	1,393,430	26,564,012

		26,564,012
ELECTRICAL COMPONENTS & EQUIPMENT—1.50%
LG Electronics Inc.(a)	544,316	30,484,463
LG Innotek Co. Ltd.(a)(b)	70,205	4,717,015
LS Industrial Systems Co. Ltd.(a)	87,725	4,140,040

		39,341,518
ELECTRONICS—2.01%
LG Display Co. Ltd.(a)(b)	1,320,842	23,389,619
Samsung Electro-Mechanics Co. Ltd.(a)	338,557	29,258,898

		52,648,517
ENGINEERING & CONSTRUCTION—2.95%
Daelim Industrial Co. Ltd.	154,403	13,042,982
Daewoo Engineering & Construction Co. Ltd.(a)(b)	549,154	3,968,891
GS Engineering & Construction Corp.	189,020	12,892,277
Hyundai Engineering & Construction Co. Ltd.	372,919	21,011,746
Samsung Engineering Co. Ltd.(a)	167,264	26,643,196

		77,559,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2012

ENVIRONMENTAL CONTROL—0.36%
Woongjin Coway Co. Ltd.	314,600	9,409,345

		9,409,345
FOOD—1.42%
CJ CheilJedang Corp.	45,920	13,072,756
Lotte Confectionery Co. Ltd.	4,606	6,064,583
ORION Corp.	22,262	18,145,345

		37,282,684
GAS—0.19%
Korea Gas Corp.	143,030	5,011,049

		5,011,049
HOLDING COMPANIES - DIVERSIFIED—0.47%
CJ Corp.(a)	84,367	5,790,068
LS Corp.	94,323	6,497,318

		12,287,386
HOME BUILDERS—0.23%
Hyundai Development Co.	299,067	5,967,403

		5,967,403
HOME FURNISHINGS—1.86%
LG Corp.	505,649	23,563,393
Samsung SDI Co. Ltd.(a)	195,218	25,306,803

		48,870,196
INSURANCE—2.98%
Dongbu Insurance Co. Ltd.	225,560	9,030,045
Hyundai Marine & Fire Insurance Co. Ltd.	334,460	8,331,391
Korea Life Insurance Co. Ltd.(b)	946,360	4,883,145
Samsung Fire & Marine Insurance Co. Ltd.	189,262	33,755,265
Samsung Life Insurance Co. Ltd.	268,563	22,208,641

		78,208,487
INTERNET—2.46%
NCsoft Corp.	87,783	17,850,388
NHN Corp.(a)	227,256	46,693,141

		64,543,529
IRON & STEEL—4.97%
Dongkuk Steel Mill Co. Ltd.(a)	176,261	2,441,743
Hyundai Steel Co.	296,208	21,257,206
POSCO	348,580	106,914,603

		130,613,552
LODGING—0.47%
Kangwon Land Inc.	582,492	12,437,025

		12,437,025

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2012

MACHINERY—0.76%
Doosan Heavy Industries & Construction Co. Ltd.	245,119	11,214,934
Doosan Infracore Co. Ltd.(a)(b)	533,840	8,797,448

		20,012,382
MANUFACTURING—1.75%
Cheil Industries Inc.	249,934	20,604,599
Doosan Corp.(a)	56,315	5,964,308
Kumho Petro Chemical Co. Ltd.(a)	71,694	7,137,509
Samsung Techwin Co. Ltd.(a)	195,881	12,364,444

		46,070,860
METAL FABRICATE & HARDWARE—0.43%
Hyosung Corp.	120,138	5,374,528
Hyundai Hysco Co. Ltd.	187,650	5,882,694

		11,257,222
MINING—0.55%
Korea Zinc Co. Ltd.(a)	48,449	14,572,671

		14,572,671
OIL & GAS—3.26%
GS Holdings Corp.	281,886	13,231,506
S-Oil Corp.(a)	250,650	19,686,723
SK Holdings Co. Ltd.	136,091	14,125,098
SK Innovation Co. Ltd.	323,897	38,420,318

		85,463,645
PHARMACEUTICALS—0.18%
Yuhan Corp.	48,559	4,752,014

		4,752,014
RETAIL—2.22%
E-Mart Co. Ltd.	115,262	25,781,968
Hyundai Department Store Co. Ltd.	87,211	10,714,336
Lotte Shopping Co. Ltd.	55,509	14,838,457
Shinsegae Co. Ltd.(a)	35,683	6,953,688

		58,288,449
SEMICONDUCTORS—24.16%
Samsung Electronics Co. Ltd.	560,996	575,612,079
SK Hynix Inc.(a)(b)	2,990,850	58,537,289

		634,149,368
SHIPBUILDING—3.61%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	513,210	11,870,903
Hyundai Heavy Industries Co. Ltd.	221,298	50,062,754
Hyundai Mipo Dockyard Co. Ltd.	57,704	5,769,178
Samsung Heavy Industries Co. Ltd.	874,190	27,071,929

		94,774,764

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2012

TELECOMMUNICATIONS—0.71%
KT Corp.	214,622	5,082,554
LG Uplus Corp.	1,417,175	6,520,026
SK Telecom Co. Ltd.	68,849	7,029,277

		18,631,857
TRANSPORTATION—0.78%
Hyundai Glovis Co. Ltd.(a)	77,246	13,646,084
Hyundai Merchant Marine Co. Ltd.(a)(b)	237,070	5,031,649
STX Pan Ocean Co. Ltd.(a)	477,410	1,765,638

		20,443,371

TOTAL COMMON STOCKS
(Cost: $1,234,236,432)		2,561,250,020

PREFERRED STOCKS—2.28%

AUTO MANUFACTURERS—0.78%
Hyundai Motor Co. Ltd.	122,858	7,359,509
Hyundai Motor Co. Ltd. Series 2	205,475	13,248,589

		20,608,098
CHEMICALS—0.12%
LG Chem Ltd.	40,581	3,142,642

		3,142,642
SEMICONDUCTORS—1.38%
Samsung Electronics Co. Ltd.	59,978	36,131,632

		36,131,632

TOTAL PREFERRED STOCKS
(Cost: $27,963,883)		59,882,372

SHORT-TERM INVESTMENTS—6.50%

MONEY MARKET FUNDS—6.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	158,532,809	158,532,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	11,535,296	11,535,296
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	544,437	544,437

		170,612,542

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

May 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $170,612,542)	170,612,542

TOTAL INVESTMENTS IN SECURITIES—106.34%
(Cost: $1,432,812,857)	2,791,744,934
Other Assets, Less Liabilities—(6.34)%	(166,554,567)

NET ASSETS—100.00%	$2,625,190,367

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.23%

AIRLINES—1.36%
International Consolidated Airlines Group SA(a)	813,522	$1,781,412

		1,781,412
BANKS—38.65%
Banco Bilbao Vizcaya Argentaria SA	2,433,619	13,847,640
Banco de Sabadell SA	1,954,980	3,193,168
Banco Popular Espanol SA(b)	1,218,848	2,456,483
Banco Santander SA	5,131,478	27,250,986
Bankia SA(a)(b)	1,059,522	1,366,378
CaixaBank SA(b)	949,166	2,368,317

		50,482,972
COMMERCIAL SERVICES—3.29%
Abertis Infraestructuras SA	337,922	4,301,495

		4,301,495
ELECTRIC—7.40%
Iberdrola SA	1,660,090	6,311,801
Red Electrica Corporacion SA	90,610	3,352,640

		9,664,441
ENGINEERING & CONSTRUCTION—5.66%
Acciona SA	29,848	1,566,641
Actividades de Construcciones y Servicios SA(b)	154,324	2,560,723
Ferrovial SA	344,974	3,263,055

		7,390,419
FOOD—1.72%
Distribuidora Internacional de Alimentacion SA(a)	513,156	2,246,735

		2,246,735
GAS—4.56%
Enagas SA	170,642	2,664,807
Gas Natural SDG SA	303,236	3,291,190

		5,955,997
INSURANCE—1.81%
Mapfre SA	1,220,242	2,362,731

		2,362,731
IRON & STEEL—1.07%
Acerinox SA	140,876	1,398,192

		1,398,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2012

MACHINERY—1.40%
Zardoya Otis SA	165,312	1,823,248

		1,823,248
OIL & GAS—4.66%
Repsol YPF SA	407,868	6,092,046

		6,092,046
PHARMACEUTICALS—1.85%
Grifols SA(a)(b)	106,272	2,410,533
Grifols SA Class B(a)	1	17

		2,410,550
RETAIL—4.79%
Industria de Diseno Textil SA	75,686	6,253,147

		6,253,147
SOFTWARE—3.19%
Amadeus IT Holding SA Class A	227,714	4,171,267

		4,171,267
TELECOMMUNICATIONS—17.82%
Telefonica SA	2,106,227	23,274,133

		23,274,133

TOTAL COMMON STOCKS
(Cost: $261,571,842)		129,608,785

RIGHTS—0.60%

BANKS—0.04%
CaixaBank SA(a)(b)	850,832	55,757

		55,757
GAS—0.13%
Gas Natural SDG SA(a)	303,236	174,720

		174,720
TELECOMMUNICATIONS—0.43%
Telefonica SA(a)	1,911,063	555,290

		555,290

TOTAL RIGHTS
(Cost: $921,119)		785,767

SHORT-TERM INVESTMENTS—6.70%

MONEY MARKET FUNDS—6.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	8,115,873	8,115,873

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

May 31, 2012

BlackRock Cash Funds: Prime SL Agency Shares
0.23%(c)(d)(e)	590,534	590,534
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	47,003	47,003

		8,753,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,753,410)		8,753,410

TOTAL INVESTMENTS IN SECURITIES—106.53%
(Cost: $271,246,371)		139,147,962
Other Assets, Less Liabilities—(6.53)%		(8,532,532)

NET ASSETS—100.00%		$130,615,430

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.86%

AGRICULTURE—2.92%
Swedish Match AB	213,514	$8,075,638

		8,075,638
AUTO MANUFACTURERS—7.50%
Scania AB Class B	320,422	5,081,237
Volvo AB Class B	1,396,146	15,659,309

		20,740,546
BANKS—19.08%
Nordea Bank AB	2,639,329	19,493,311
Skandinaviska Enskilda Banken AB Class A	1,412,605	7,810,244
Svenska Handelsbanken AB Class A	491,656	13,726,986
Swedbank AB Class A	823,252	11,685,042

		52,715,583
COMMERCIAL SERVICES—0.83%
Securitas AB Class B	313,476	2,285,062

		2,285,062
ENGINEERING & CONSTRUCTION—1.83%
Skanska AB Class B	381,879	5,063,148

		5,063,148
FOREST PRODUCTS & PAPER—3.48%
Holmen AB Class B	53,303	1,361,386
Svenska Cellulosa AB Class B	580,746	8,258,945

		9,620,331
HAND & MACHINE TOOLS—4.53%
Sandvik AB	1,006,868	12,532,535

		12,532,535
HEALTH CARE - PRODUCTS—3.39%
Elekta AB Class B	91,808	4,397,965
Getinge AB Class B	200,377	4,974,425

		9,372,390
HOLDING COMPANIES - DIVERSIFIED—5.33%
Industrivarden AB Class C	118,082	1,436,479
Investment AB Kinnevik Class B	205,964	3,611,764
Investor AB Class B	457,681	7,981,783
Ratos AB Class B	193,582	1,707,967

		14,737,993

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2012

HOME FURNISHINGS—1.65%
Electrolux AB Class B	240,996	4,564,167

		4,564,167
HOUSEHOLD PRODUCTS & WARES—0.68%
Husqvarna AB Class B	404,982	1,875,969

		1,875,969
IRON & STEEL—0.44%
SSAB AB Class A	157,644	1,208,760

		1,208,760
MACHINERY—8.97%
Atlas Copco AB Class A	673,309	13,548,043
Atlas Copco AB Class B	392,298	7,030,372
Hexagon AB Class B	237,825	4,203,184

		24,781,599
MANUFACTURING—2.00%
Alfa Laval AB	335,975	5,531,194

		5,531,194
MEDIA—0.67%
Modern Times Group MTG AB Class B	45,904	1,847,322

		1,847,322
METAL FABRICATE & HARDWARE—5.92%
Assa Abloy AB Class B	332,351	8,598,122
SKF AB Class B	393,657	7,758,575

		16,356,697
MINING—1.26%
Boliden AB	273,763	3,490,377

		3,490,377
OIL & GAS—1.42%
Lundin Petroleum AB(a)	222,876	3,923,657

		3,923,657
RETAIL—10.23%
Hennes & Mauritz AB Class B	952,810	28,279,749

		28,279,749
TELECOMMUNICATIONS—17.73%
Millicom International Cellular SA SDR	63,118	5,395,257
Tele2 AB Class B	318,006	4,719,267
Telefonaktiebolaget LM Ericsson Class B	3,021,359	25,639,249
TeliaSonera AB	2,172,588	13,231,309

		48,985,082

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

May 31, 2012

TOTAL COMMON STOCKS
(Cost: $375,397,066)		275,987,799

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	15,176	15,176

		15,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,176)		15,176

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $375,412,242)		276,002,975
Other Assets, Less Liabilities—0.13%		353,374

NET ASSETS—100.00%		$276,356,349

SDR	- Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.03%

BANKS—8.26%
Banque Cantonale Vaudoise Registered	2,046	$1,045,370
Credit Suisse Group AG Registered	736,374	13,950,754
Julius Baer Group Ltd.(a)	154,938	4,856,611
UBS AG Registered(a)	2,013,264	22,686,124

		42,538,859
BUILDING MATERIALS—2.97%
Geberit AG Registered(a)	25,854	5,001,854
Holcim Ltd. Registered(a)	162,378	8,622,284
Sika AG Bearer	930	1,679,599

		15,303,737
CHEMICALS—5.59%
Givaudan SA Registered(a)	6,696	6,205,040
Lonza Group AG Registered(a)	53,940	1,916,140
Syngenta AG Registered	64,542	20,656,097

		28,777,277
COMMERCIAL SERVICES—2.27%
Adecco SA Registered(a)	94,116	3,651,323
SGS SA Registered	4,464	8,043,699

		11,695,022
DIVERSIFIED FINANCIAL SERVICES—0.59%
GAM Holding AG(a)	154,938	1,626,311
Partners Group Holding AG	8,556	1,417,562

		3,043,873
ENGINEERING & CONSTRUCTION—3.86%
ABB Ltd. Registered(a)	1,270,566	19,887,120

		19,887,120
FOOD—26.03%
Aryzta AG(a)	77,934	3,512,744
Barry Callebaut AG Registered(a)	1,302	1,152,272
Lindt & Spruengli AG Participation Certificates(a)	839	2,435,625
Lindt & Spruengli AG Registered(a)	186	6,441,811
Nestle SA Registered	2,126,538	120,469,171

		134,011,623
HAND & MACHINE TOOLS—1.27%
Schindler Holding AG Participation Certificates	39,326	4,346,398
Schindler Holding AG Registered	19,716	2,195,288

		6,541,686
HEALTH CARE - PRODUCTS—2.60%
Sonova Holding AG Registered(a)	34,596	3,239,759
Straumann Holding AG Registered	8,742	1,340,425
Synthes Inc.(b)	53,940	8,803,586

		13,383,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2012

HOLDING COMPANIES - DIVERSIFIED—0.48%
Pargesa Holding SA Bearer	45,012	2,457,305

		2,457,305
INSURANCE—7.88%
Baloise Holding AG Registered	49,104	3,026,838
Swiss Life Holding AG Registered(a)	28,458	2,279,861
Swiss Re AG(a)	254,820	14,684,765
Zurich Insurance Group AG(a)	100,693	20,578,986

		40,570,450
MANUFACTURING—0.32%
Sulzer AG Registered	13,950	1,662,372

		1,662,372
OIL & GAS—1.69%
Transocean Ltd.	216,318	8,666,076

		8,666,076
PHARMACEUTICALS—26.71%
Actelion Ltd. Registered(a)	88,350	3,333,979
Novartis AG Registered	1,341,246	69,632,993
Roche Holding AG Genusschein	413,664	64,534,564

		137,501,536
REAL ESTATE—0.49%
Swiss Prime Site AG Registered(a)	31,620	2,521,791

		2,521,791
RETAIL—5.80%
Compagnie Financiere Richemont SA Class A Bearer	341,124	19,430,114
Swatch Group AG (The) Bearer	21,018	8,078,439
Swatch Group AG (The) Registered	35,526	2,356,214

		29,864,767
TELECOMMUNICATIONS—1.42%
Swisscom AG Registered	20,088	7,293,076

		7,293,076
TRANSPORTATION—0.80%
Kuehne & Nagel International AG Registered	38,693	4,109,203

		4,109,203

TOTAL COMMON STOCKS
(Cost: $565,535,924)		509,829,543

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	214,760	214,760

		214,760

TOTAL SHORT-TERM INVESTMENTS
(Cost: $214,760)		214,760

TOTAL INVESTMENTS IN SECURITIES—99.07%
(Cost: $565,750,684)		510,044,303
Other Assets, Less Liabilities—0.93%		4,787,307

NET ASSETS—100.00%		$514,831,610

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.95%

AIRLINES—0.54%
China Airlines Ltd.	14,898,761	$5,989,853
EVA Airways Corp.	9,933,212	5,923,719

		11,913,572
APPAREL—1.28%
Far Eastern New Century Corp.	17,157,807	17,360,151
Pou Chen Corp.(a)	12,642,103	10,948,752

		28,308,903
AUTO MANUFACTURERS—0.53%
China Motor Co. Ltd.	2,709,000	2,414,212
Yulon Motor Co. Ltd.(a)	5,418,362	9,385,196

		11,799,408
AUTO PARTS & EQUIPMENT—1.21%
Cheng Shin Rubber Industry Co. Ltd.(a)	9,520,138	22,964,686
Nan Kang Rubber Tire Co. Ltd.(a)	2,793,076	3,855,358

		26,820,044
BANKS—0.77%
Chang Hwa Commercial Bank Ltd.(a)	24,381,986	12,661,511
Taiwan Business Bank Ltd.(a)(b)	15,655,920	4,353,529

		17,015,040
BUILDING MATERIALS—1.79%
Asia Cement Corp.	10,836,060	12,942,426
Taiwan Cement Corp.	18,963,504	21,442,585
Taiwan Glass Industry Corp.(a)	5,418,855	5,074,276

		39,459,287
CHEMICALS—8.67%
China Petrochemical Development Corp.	8,127,800	6,821,274
Eternal Chemical Co. Ltd.	3,913,839	2,950,328
Formosa Chemicals & Fibre Corp.	18,534,204	49,055,284
Formosa Plastics Corp.	23,516,768	61,533,757
LCY Chemical Corp.(a)	2,709,250	4,247,953
Nan Ya Plastics Corp.	27,993,860	49,144,943
Taiwan Fertilizer Co. Ltd.	4,515,000	10,497,889
TSRC Corp.	3,004,200	7,327,317

		191,578,745
COMPUTERS—8.90%
Acer Inc.(a)	14,448,841	14,788,666
Advantech Co. Ltd.(a)	1,806,771	6,174,304
ASUSTeK Computer Inc.(a)	3,974,857	39,817,818
Chicony Electronics Co. Ltd.(a)	2,709,653	5,147,324
Chimei Innolux Corp.(a)(b)	30,702,008	12,909,079
Clevo Co.(a)	2,709,300	3,884,952
Compal Electronics Inc.(a)	24,381,554	25,159,202

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2012

Foxconn Technology Co. Ltd.(a)	4,173,279	15,030,404
Inventec Corp.	13,545,752	4,506,477
Lite-On Technology Corp.	12,642,258	16,179,786
Quanta Computer Inc.(a)	14,623,240	38,214,042
Wistron Corp.(a)	11,739,957	14,907,008

		196,719,062
DIVERSIFIED FINANCIAL SERVICES—10.43%
Capital Securities Corp.	9,933,043	3,271,302
China Development Financial Holding Corp.(a)	54,180,920	13,614,209
Chinatrust Financial Holding Co. Ltd.(a)	60,643,868	33,828,746
E.Sun Financial Holding Co. Ltd.	21,677,289	10,893,840
First Financial Holding Co. Ltd.	36,120,487	21,117,076
Fubon Financial Holding Co. Ltd.	32,508,851	32,293,200
Hua Nan Financial Holdings Co. Ltd.(a)	28,896,391	15,877,138
KGI Securities Co. Ltd.	17,632,157	8,004,413
Mega Financial Holding Co. Ltd.	46,956,938	32,643,945
SinoPac Financial Holdings Co. Ltd.	34,314,497	12,761,020
Taishin Financial Holdings Co. Ltd.	29,799,735	11,181,889
Taiwan Cooperative Financial Holding Co. Ltd.(b)	23,478,469	13,844,179
Yuanta Financial Holding Co. Ltd.(b)	47,859,453	21,085,225

		230,416,182
ELECTRICAL COMPONENTS & EQUIPMENT—2.08%
Delta Electronics Inc.	10,836,180	30,205,380
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	—
Simplo Technology Co. Ltd.(a)	1,501,123	10,762,541
Walsin Lihwa Corp.	18,963,069	5,006,331

		45,974,252
ELECTRONICS—12.74%
AU Optronics Corp.(a)	44,247,830	18,085,752
Cheng Uei Precision Industry Co. Ltd.(a)	2,057,915	4,316,051
E Ink Holdings Inc.(a)	4,515,000	4,795,146
Hon Hai Precision Industry Co. Ltd.(a)	53,794,818	157,700,569
Kinsus Interconnect Technology Corp.(a)	1,806,043	5,233,943
Nan Ya Printed Circuit Board Corp.(a)	966,446	1,578,472
Pegatron Corp.(a)	9,030,037	12,540,037
Phison Electronics Corp.(a)	750,698	5,533,153
Radiant Opto-Electronics Corp.(a)	2,474,000	11,148,251
Synnex Technology International Corp.(a)	7,224,538	16,144,354
TPK Holding Co. Ltd.(a)(b)	775,750	11,565,557
Tripod Technology Corp.(a)	2,709,061	7,551,390
Unimicron Technology Corp.(a)	7,224,794	7,806,205
Wintek Corp.(a)	8,127,926	4,860,744
WPG Holdings Co. Ltd.(a)	8,127,744	9,694,039
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	23
Zhen Ding Technology Holding Ltd.(b)	915,000	2,860,141

		281,413,827
ENGINEERING & CONSTRUCTION—0.34%
CTCI Corp.	3,660,000	7,467,636

		7,467,636
FOOD—1.69%
Standard Foods Corp.	1,096,000	3,337,791
Uni-President Enterprises Co.(a)	22,575,512	33,960,081

		37,297,872

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2012

INSURANCE—2.62%
Cathay Financial Holding Co. Ltd.(a)	39,732,179	38,936,151
China Life Insurance Co. Ltd.(a)	9,936,139	9,137,866
Shin Kong Financial Holding Co. Ltd.(a)(b)	35,217,411	9,769,504

		57,843,521
IRON & STEEL—3.25%
China Steel Corp.(a)	66,822,090	62,684,888
Feng Hsin Iron & Steel Co. Ltd.(a)	2,709,050	4,710,523
Tung Ho Steel Enterprise Corp.	4,515,882	4,311,935

		71,707,346
LEISURE TIME—0.39%
Giant Manufacturing Co. Ltd.	1,806,590	8,503,950

		8,503,950
LODGING—0.09%
Formosa International Hotels Corp.(a)	178,200	2,065,706

		2,065,706
MACHINERY—0.31%
Teco Electric and Machinery Co. Ltd.	9,933,092	6,755,621

		6,755,621
MANUFACTURING—1.07%
Airtac International Group	495,000	2,752,948
Hiwin Technologies Corp.(a)	942,290	9,439,316
Largan Precision Co. Ltd.(a)	610,794	11,541,404

		23,733,668
METAL FABRICATE & HARDWARE—0.95%
Catcher Technology Co. Ltd.(a)	3,319,743	21,076,498

		21,076,498
OIL & GAS—0.84%
Formosa Petrochemical Corp.(a)	6,772,950	18,493,548

		18,493,548
REAL ESTATE—0.56%
Farglory Land Development Co. Ltd.(a)	1,806,000	2,919,442
Highwealth Construction Corp.(a)	2,709,000	4,356,473
Ruentex Development Co. Ltd.	3,448,665	5,054,914

		12,330,829
RETAIL—1.68%
Far Eastern Department Stores Co. Ltd.	5,418,895	5,047,081
Hotai Motor Co. Ltd.(a)	1,491,000	9,765,830
President Chain Store Corp.(a)	3,394,215	17,910,375
Ruentex Industries Ltd.(a)	2,709,550	4,334,663

		37,057,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2012

SEMICONDUCTORS—28.11%
Advanced Semiconductor Engineering Inc.	31,605,488	29,913,396
Epistar Corp.(a)	4,515,047	9,998,814
Everlight Electronics Co. Ltd.(a)	1,962,784	3,432,636
Inotera Memories Inc.(a)(b)	9,933,024	2,555,804
Macronix International Co. Ltd.(a)	19,866,527	5,730,729
MediaTek Inc.(a)	5,778,632	51,110,924
Motech Industries Inc.(a)	1,806,118	2,719,948
MStar Semiconductor Inc.	2,244,634	13,611,590
Novatek Microelectronics Corp. Ltd.(a)	3,025,544	8,980,943
Powertech Technology Inc.(a)	4,515,036	8,743,269
Realtek Semiconductor Corp.(a)	2,709,977	5,393,079
Richtek Technology Corp.(a)	903,416	5,417,832
Siliconware Precision Industries Co. Ltd.	18,060,214	19,664,867
Sino-American Silicon Products Inc.(a)	2,047,408	3,676,664
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	145,747,882	415,543,579
Transcend Information Inc.(a)	903,905	2,568,050
United Microelectronics Corp.	73,143,501	32,101,979

		621,164,103
TELECOMMUNICATIONS—8.26%
Chunghwa Telecom Co. Ltd.	22,575,648	68,223,112
Far EasTone Telecommunications Co. Ltd.	9,451,259	21,025,315
HTC Corp.(a)	4,296,884	61,902,309
Taiwan Mobile Co. Ltd.	9,933,609	31,450,216

		182,600,952
TEXTILES—0.19%
Formosa Taffeta Co. Ltd.	4,515,515	4,130,044

		4,130,044
TRANSPORTATION—0.66%
Evergreen Marine Corp. Ltd.	8,127,766	3,989,271
U-Ming Marine Transport Corp.	2,709,800	4,167,107
Wan Hai Lines Ltd.	6,321,854	3,007,583
Yang Ming Marine Transport Corp.	8,440,635	3,492,423

		14,656,384

TOTAL COMMON STOCKS
(Cost: $1,463,095,971)		2,208,303,949

SHORT-TERM INVESTMENTS—10.75%

MONEY MARKET FUNDS—10.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	219,168,340	219,168,340
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	15,947,308	15,947,308

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

May 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	2,477,644	2,477,644

		237,593,292

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,593,292)		237,593,292

TOTAL INVESTMENTS IN SECURITIES—110.70%
(Cost: $1,700,689,263)		2,445,897,241
Other Assets, Less Liabilities—(10.70)%		(236,372,219)

NET ASSETS—100.00%		$2,209,525,022

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—100.33%

AIRLINES—0.53%
Thai Airways International PCL NVDR(a)	5,262,966	$3,556,617

		3,556,617
AUTO PARTS & EQUIPMENT—0.15%
Somboon Advance Technology PCL NVDR	1,144,800	1,025,516

		1,025,516
BANKS—32.61%
Bangkok Bank PCL Foreign	6,520,900	38,430,575
Bangkok Bank PCL NVDR	4,145,500	23,454,031
Bank of Ayudhya PCL NVDR	14,717,300	13,068,167
Kasikornbank PCL Foreign	9,119,300	45,001,732
Kasikornbank PCL NVDR	5,106,300	24,877,464
Kiatnakin Bank PCL NVDR	2,535,200	2,669,470
Krung Thai Bank PCL NVDR	23,279,600	10,975,766
LH Financial Group PCL NVDR	31,462,343	1,344,925
Siam Commercial Bank PCL NVDR	11,997,400	52,982,389
Thanachart Capital PCL NVDR	5,533,700	4,696,209

		217,500,728
BUILDING MATERIALS—0.62%
Dynasty Ceramic PCL NVDR	1,350,100	2,376,414
TPI Polene PCL NVDR	4,783,700	1,759,211

		4,135,625
CHEMICALS—6.99%
Indorama Ventures PCL NVDR	11,419,010	10,049,734
IRPC PCL NVDR	80,377,100	9,246,588
PTT Global Chemical PCL NVDR	13,227,007	22,554,302
Siam Gas and Petrochemicals PCL NVDR	2,559,000	1,222,593
Sri Trang Agro-Industry PCL NVDR	4,911,971	2,331,314
Vinythai PCL NVDR	2,225,165	1,230,957

		46,635,488
COAL—1.84%
Banpu PCL NVDR	865,800	12,246,110

		12,246,110
COMMERCIAL SERVICES—0.36%
Bangkok Expressway PCL NVDR	3,340,600	2,436,018

		2,436,018
COMPUTERS—0.20%
Cal-Comp Electronics (Thailand) PCL NVDR	16,483,700	1,336,726

		1,336,726

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2012

DISTRIBUTION & WHOLESALE—0.12%
Energy Earth PCL NVDR(a)	5,481,300	771,844

		771,844
DIVERSIFIED FINANCIAL SERVICES—0.71%
Phatra Capital PCL NVDR	1,005,600	971,938
TISCO Financial Group PCL NVDR	3,278,300	3,761,054

		4,732,992
ELECTRIC—2.59%
Electricity Generating PCL NVDR	1,279,400	4,182,228
Glow Energy PCL NVDR	4,179,600	8,670,552
Ratchaburi Electricity Generating Holding PCL NVDR	3,381,200	4,410,492

		17,263,272
ELECTRONICS—0.88%
Delta Electronics (Thailand) PCL NVDR	4,122,744	2,799,034
Hana Microelectronics PCL NVDR	4,676,400	3,072,034

		5,871,068
ENGINEERING & CONSTRUCTION—0.58%
CH. Karnchang PCL NVDR	3,445,300	741,798
Italian-Thai Development PCL NVDR(a)	10,672,800	1,107,032
Sino-Thai Engineering & Construction PCL NVDR	5,037,000	2,026,516

		3,875,346
ENTERTAINMENT—0.35%
Major Cineplex Group PCL NVDR	3,856,000	2,339,173

		2,339,173
FOOD—5.10%
Charoen Pokphand Foods PCL NVDR	24,263,900	28,980,927
GFPT PCL NVDR	3,927,000	1,215,809
Khon Kaen Sugar Industry PCL NVDR	4,327,000	1,700,063
Thai Vegetable Oil PCL NVDR	3,333,453	2,158,388

		34,055,187
HEALTH CARE - SERVICES—1.13%
Bangkok Chain Hospital PCL NVDR	5,668,100	1,737,042
Bumrungrad Hospital PCL NVDR	2,943,476	5,828,665

		7,565,707
HOLDING COMPANIES - DIVERSIFIED—4.93%
Siam Cement PCL Foreign	2,306,600	28,782,656
Siam Cement PCL NVDR	382,000	4,106,365

		32,889,021
HOME BUILDERS—0.44%
Asian Property Development PCL NVDR	7,097,660	1,539,332
Quality Houses PCL NVDR	28,157,641	1,380,667

		2,919,999

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2012

INSURANCE—0.59%
Bangkok Life Assurance PCL NVDR	2,694,200	3,958,946

		3,958,946
IRON & STEEL—0.41%
G J Steel PCL NVDR(a)	162,294,800	765,181
G Steel PCL NVDR(a)	63,771,700	741,648
Sahaviriya Steel Industries PCL NVDR(a)	58,636,140	1,234,833

		2,741,662
LODGING—0.30%
Central Plaza Hotel PCL NVDR	5,060,500	1,972,347

		1,972,347
MEDIA—2.19%
BEC World PCL NVDR	7,966,700	13,521,980
MCOT PCL NVDR	1,159,100	1,074,759

		14,596,739
METAL FABRICATE & HARDWARE—0.12%
STP & I PCL NVDR	985,800	797,874

		797,874
OIL & GAS—18.77%
Bangchak Petroleum PCL NVDR	3,126,500	2,230,758
Esso (Thailand) PCL NVDR	8,700,000	2,502,122
PTT Exploration & Production PCL NVDR	8,909,500	43,966,415
PTT PCL NVDR	6,595,600	64,888,348
Thai Oil PCL NVDR	6,551,400	11,634,578

		125,222,221
PACKAGING & CONTAINERS—0.23%
Polyplex PCL NVDR	3,262,850	1,528,099

		1,528,099
REAL ESTATE—2.82%
Amata Corp. PCL NVDR	4,319,700	2,199,564
Asset Corp. PCL NVDR	2,387,400	1,073,073
Bangkok Land PCL NVDR(a)	57,871,200	1,218,724
Hemaraj Land and Development PCL NVDR	40,509,000	3,539,683
LPN Development PCL NVDR	4,712,847	2,429,379
Pruksa Real Estate PCL NVDR	5,284,380	2,292,140
Sansiri PCL NVDR	22,250,228	1,426,700
Siam Future Development PCL NVDR	4,485,700	1,156,145
Supalai PCL NVDR	4,588,300	2,206,538
Ticon Industrial Connection PCL NVDR	3,070,883	1,254,801

		18,796,747
RETAIL—6.12%
CP All PCL NVDR	28,231,800	30,392,555
Minor International PCL NVDR	8,465,790	3,459,226
Robinson Department Store PCL NVDR	2,886,200	5,307,016
Siam Global House PCL NVDR	4,862,740	1,666,002

		40,824,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2012

TELECOMMUNICATIONS—7.27%
Advanced Information Service PCL NVDR	6,824,000	38,393,714
Jasmine International PCL NVDR	28,874,400	2,704,564
Samart Corp. PCL NVDR	3,018,100	858,520
Thaicom PCL NVDR(a)	4,148,700	1,734,330
True Corp. PCL NVDR(a)	41,144,500	4,784,996

		48,476,124
TRANSPORTATION—0.97%
Precious Shipping PCL NVDR	2,336,835	1,138,486
Tanayong PCL NVDR	155,080,457	3,753,322
Thoresen Thai Agencies PCL NVDR	2,850,430	1,549,975

		6,441,783
WATER—0.41%
Thai Tap Water Supply PCL NVDR	13,371,666	2,752,928

		2,752,928

TOTAL COMMON STOCKS
(Cost: $670,885,485)		669,266,706

WARRANTS—0.00%

IRON & STEEL—0.00%
G Steel PCL NVDR (Expires 3/27/19)(a)	23,020,366	72

		72
REAL ESTATE—0.00%
Bangkok Land PCL NVDR (Expires 9/22/15)(a)	6,189,157	27,235

		27,235

TOTAL WARRANTS
(Cost: $0)		27,307

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

May 31, 2012

SHORT-TERM INVESTMENTS—4.07%

MONEY MARKET FUNDS—4.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	27,142,858	27,142,858

		27,142,858

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,142,858)		27,142,858

TOTAL INVESTMENTS IN SECURITIES—104.40%
(Cost: $698,028,343)		696,436,871
Other Assets, Less Liabilities—(4.40)%		(29,378,647)

NET ASSETS—100.00%		$667,058,224

NVDR	- Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.72%

AEROSPACE & DEFENSE—0.42%
Aselsan Elektronik Sanayi ve TAS(a)	279,438	$1,442,435

		1,442,435
AIRLINES—1.11%
Turk Hava Yollari AO(b)	2,851,120	3,855,242

		3,855,242
AUTO MANUFACTURERS—1.25%
Ford Otomotiv Sanayi AS	416,869	3,612,499
Otokar Otomotiv Ve Savunma Sanayi AS(a)	49,895	709,478

		4,321,977
AUTO PARTS & EQUIPMENT—0.17%
Goodyear Lastikleri Turk AS	21,237	595,409

		595,409
BANKS—36.54%
Akbank TAS(a)	10,691,700	32,700,716
Albaraka Turk Katilim Bankasi AS(b)	1,120,550	962,026
Asya Katilim Bankasi AS(b)	2,940,217	2,524,266
Sekerbank TAS(a)(b)	2,078,942	1,048,590
Turkiye Garanti Bankasi AS	13,721,015	44,027,403
Turkiye Halk Bankasi AS	1,856,198	11,404,216
Turkiye Is Bankasi AS Class C(a)	9,355,175	18,874,498
Turkiye Vakiflar Bankasi TAO Class D	4,454,875	7,099,498
Yapi ve Kredi Bankasi AS(a)(b)	5,164,153	8,063,577

		126,704,790
BEVERAGES—5.44%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,202,816	13,876,288
Coca-Cola Icecek AS	377,730	4,985,999

		18,862,287
BUILDING MATERIALS—2.14%
Adana Cimento Sanayii TAS Class A	340,450	615,629
Afyon Cimento Sanayi TAS(b)	8,910	394,428
Akcansa Cimento Sanayi ve TAS(a)	284,291	1,083,071
Baticim Bati Anodolu Cimento Sanayii AS	231,428	829,522
Bursa Cimento Fabrikasi AS	345,691	881,084
Cimsa Cimento Sanayi ve TAS(a)	280,832	1,238,666
Goltas Goller Bolgesi Cimento Sanayi ve TAS	21,383	645,397
Konya Cimento Sanayii AS(a)	5,789	872,862
Mardin Cimento Sanayii ve TAS	292,749	873,385

		7,434,044
CHEMICALS—0.90%
Aksa Akrilik Kimya Sanayii AS	494,491	1,021,539
Bagfas Bandirma Gubre Fabrikalari AS(a)	10,692	932,284
Gubre Fabrikalari TAS(b)	123,994	791,743
Soda Sanayii AS(b)	226,397	382,663

		3,128,229

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2012

COMMERCIAL SERVICES—0.64%
Ihlas Holding AS(a)(b)	3,990,618	2,226,943

		2,226,943
DISTRIBUTION & WHOLESALE—0.39%
Aygaz AS	1	3
Bizim Toptan Satis Magazalari AS	106,917	1,371,135

		1,371,138
DIVERSIFIED FINANCIAL SERVICES—1.03%
Is Finansal Fabrikasi AS(b)	805,475	401,949
Is Yatirim Menkul Degerler AS	463,307	395,277
Turkiye Sinai Kalkinma Bankasi AS(a)	2,375,934	2,791,991

		3,589,217
ELECTRIC—0.36%
Akenerji Elektrik Uretim AS(a)(b)	669,682	668,370
Zorlu Enerji Elektrik Uretim AS(a)(b)	457,199	245,325
Zorlu Enerji Elektrik Uretim AS New(a)(b)	582,297	321,823

		1,235,518
ENGINEERING & CONSTRUCTION—3.06%
Alarko Holding AS	398,207	858,955
Enka Insaat ve Sanayi AS	2,162,100	4,663,774
TAV Havalimanlari Holding AS	971,024	4,699,722
Torunlar Gayrimenkul Yatirim Ortakligi AS(a)	145,846	380,335

		10,602,786
ENTERTAINMENT—0.27%
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS(a)(b)	22,274	513,928
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(b)	4,968	418,521

		932,449
FOOD—8.24%
BIM Birlesik Magazalar AS	631,167	25,569,773
Pinar Sut Mamulleri Sanayii AS	106,801	939,842
Tat Konserve Sanayii AS(b)	403,909	452,966
Ulker Biskuvi Sanayi AS	478,632	1,607,725

		28,570,306
FOREST PRODUCTS & PAPER—0.50%
Ipek Dogal Enerji Kaynaklari Ve Uretim AS(a)(b)	259,519	449,787
Ipek Dogal Enerji Kaynaklari Ve Uretim AS New(b)	357,714	619,975
Kartonsan Karton Sanayi ve TAS	5,056	655,179

		1,724,941
HOLDING COMPANIES - DIVERSIFIED—10.28%
Akfen Holding AS(a)(b)	259,274	1,227,053
Dogan Sirketler Grubu Holding AS(a)(b)	4,365,778	1,663,243
Eczacibasi Yatirim Holding Ortakligi AS(a)(b)	187,105	586,319
Haci Omer Sabanci Holding AS	4,847,864	19,145,375
KOC Holding AS	3,586,383	11,238,419
Yazicilar Holding AS(a)	285,112	1,774,635

		35,635,044

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2012

HOME FURNISHINGS—2.00%
Arcelik AS	1,404,800	5,894,635
Vestel Beyaz Esya Sanayi ve TAS(b)	338,570	408,758
Vestel Elektronik Sanayi ve TAS(b)	597,766	625,463

		6,928,856
HOUSEWARES—1.12%
Anadolu Cam Sanayii AS(a)(b)	514,164	700,763
Turkiye Sise ve Cam Fabrikalari AS	2,316,535	3,169,675

		3,870,438
INSURANCE—0.93%
Aksigorta AS(a)(b)	727,036	725,612
Anadolu Anonim Turk Sigorta Sirketi(a)(b)	1,187,968	497,205
Anadolu Hayat Emeklilik AS	356,390	717,121
Yapi Kredi Sigorta AS	166,315	1,285,078

		3,225,016
IRON & STEEL—2.66%
Eregli Demir ve Celik Fabrikalari TAS	5,506,224	6,352,256
Izmir Demir Celik Sanayi AS(b)	356,390	1,025,005
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	715,153	383,738
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	355,558	301,441
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)	2,679,224	1,164,474

		9,226,914
LODGING—0.27%
Net Holding AS(a)(b)	1,114,595	927,010

		927,010
MANUFACTURING—0.37%
Trakya Cam Sanayii AS(b)	1,074,900	1,286,201

		1,286,201
MEDIA—0.39%
Dogan Yayin Holding AS(a)(b)	2,969,917	972,098
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	819,697	382,656

		1,354,754
METAL FABRICATE & HARDWARE—0.21%
Borusan Mannesmann Boru Sanayi ve TAS	50,518	731,890

		731,890
MINING—1.84%
Koza Altin Isletmeleri AS	226,456	3,827,631
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	412,860	693,398
Koza Anadolu Metal Madencilik Isletmeleri AS New(a)(b)	624,449	1,052,113
Park Elektrik Uretim Madencilik Sanayi ve TAS(a)	309,486	802,091

		6,375,233

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2012

OIL & GAS—3.99%
Turkiye Petrol Rafinerileri AS	743,724	13,847,677

		13,847,677
PHARMACEUTICALS—0.59%
Deva Holding AS(b)	237,593	269,000
EIS Eczacibasi Ilac Sanayi ve TAS(b)	976,879	969,724
Selcuk Ecza Deposu Ticaret ve Sanayi AS(b)	922,159	796,649

		2,035,373
REAL ESTATE—1.18%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,712,396	4,083,606

		4,083,606
REAL ESTATE INVESTMENT TRUSTS—1.21%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	121,738	1,192,133
Is Gayrimenkul Yatirim Ortakligi AS	1,603,755	886,361
Saf Gayrimenkul Yatirim Ortakligi AS	1,579,880	924,030
Sinpas Gayrimenkul Yatirim Ortakligi AS(a)	890,975	525,889
Vakif Gayrimenkul Yatirim Ortakligi AS(b)	296,992	653,378

		4,181,791
RETAIL—0.55%
Boyner Buyuk Magazacilik AS(a)(b)	218,752	361,525
Dogus Otomotiv Servis ve TAS	457,367	1,057,737
Turcas Petrolculuk AS(a)	400,938	496,964

		1,916,226
TELECOMMUNICATIONS—9.34%
Nortel Networks Netas Telekomunikasyon AS(a)	13,485	1,725,738
Turk Telekomunikasyon AS	3,118,412	10,675,539
Turkcell Iletisim Hizmetleri AS(b)	4,573,672	19,976,761

		32,378,038
TEXTILES—0.26%
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS(b)	41,767	499,774
Polyester Sanayi AS(b)	642,393	420,529

		920,303
TRANSPORTATION—0.07%
Celebi Hava Servisi AS(a)(b)	36,084	252,674

		252,674

TOTAL COMMON STOCKS
(Cost: $492,980,183)		345,774,755

SHORT-TERM INVESTMENTS—12.69%

MONEY MARKET FUNDS—12.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	40,974,608	40,974,608

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

May 31, 2012

BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	2,981,428	2,981,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	45,973	45,973

		44,002,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,002,009)		44,002,009

TOTAL INVESTMENTS IN SECURITIES—112.41%
(Cost: $536,982,192)		389,776,764
Other Assets, Less Liabilities—(12.41)%		(43,033,242)

NET ASSETS—100.00%		$346,743,522

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.02%

ADVERTISING—0.71%
WPP PLC	739,845	$8,813,792

		8,813,792
AEROSPACE & DEFENSE—2.15%
BAE Systems PLC	1,899,136	7,974,098
Cobham PLC	628,768	2,162,963
Meggitt PLC	455,937	2,649,128
Rolls-Royce Holdings PLC(a)	1,097,537	13,885,838

		26,672,027
AGRICULTURE—6.07%
British American Tobacco PLC	1,152,875	54,271,500
Imperial Tobacco Group PLC	585,861	21,118,477

		75,389,977
APPAREL—0.44%
Burberry Group PLC	258,244	5,433,502

		5,433,502
AUTO PARTS & EQUIPMENT—0.21%
GKN PLC	916,285	2,580,850

		2,580,850
BANKS—11.47%
Barclays PLC	6,801,361	18,455,646
HSBC Holdings PLC	10,550,310	82,735,239
Lloyds Banking Group PLC(a)	24,218,395	9,460,587
Royal Bank of Scotland Group PLC(a)	11,957,018	3,677,050
Standard Chartered PLC	1,397,886	28,163,882

		142,492,404
BEVERAGES—4.47%
Diageo PLC	1,465,655	34,898,212
SABMiller PLC	560,999	20,679,914

		55,578,126
CHEMICALS—0.56%
Croda International PLC	79,398	2,732,514
Johnson Matthey PLC	126,315	4,222,755

		6,955,269
COMMERCIAL SERVICES—2.64%
Aggreko PLC	157,192	5,317,889
Babcock International Group PLC	209,723	2,743,760
Bunzl PLC	194,886	3,068,580
Capita PLC	384,559	3,657,906
Experian PLC	592,678	8,255,597
G4S PLC	827,664	3,518,511
Intertek Group PLC	94,235	3,836,357
Serco Group PLC	291,928	2,358,936

		32,757,536

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2012

DISTRIBUTION & WHOLESALE—0.46%
Wolseley PLC	168,420	5,723,660

		5,723,660
DIVERSIFIED FINANCIAL SERVICES—1.23%
Aberdeen Asset Management PLC	475,185	1,777,256
ICAP PLC	324,008	1,697,565
Investec PLC	314,785	1,617,266
London Stock Exchange Group PLC	96,641	1,487,451
Man Group PLC	1,057,838	1,186,937
Old Mutual PLC	2,865,947	6,246,152
Schroders PLC	66,165	1,215,945

		15,228,572
ELECTRIC—1.36%
International Power PLC	892,626	5,687,887
SSE PLC	552,177	11,243,960

		16,931,847
ENGINEERING & CONSTRUCTION—0.14%
Balfour Beatty PLC	408,619	1,706,277

		1,706,277
FOOD—4.93%
Associated British Foods PLC	208,921	3,820,144
J Sainsbury PLC	712,978	3,161,553
Tate & Lyle PLC	274,284	2,836,945
Tesco PLC	4,704,933	21,909,462
Unilever PLC	751,474	23,606,852
Wm Morrison Supermarkets PLC	1,393,074	5,922,144

		61,257,100
FOOD SERVICE—0.87%
Compass Group PLC	1,109,567	10,861,549

		10,861,549
GAS—2.84%
Centrica PLC	3,027,550	14,417,592
National Grid PLC	2,086,403	20,873,375

		35,290,967
HEALTH CARE - PRODUCTS—0.39%
Smith & Nephew PLC	526,112	4,907,180

		4,907,180
HOUSEHOLD PRODUCTS & WARES—1.65%
Reckitt Benckiser Group PLC	386,163	20,469,862

		20,469,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2012

INSURANCE—3.23%
Admiral Group PLC	119,097	1,904,572
Aviva PLC	1,711,869	6,890,065
Legal & General Group PLC	3,442,184	5,849,036
Prudential PLC	1,494,527	15,596,049
Resolution Ltd.	809,218	2,402,586
RSA Insurance Group PLC	2,078,383	3,160,557
Standard Life PLC	1,390,668	4,381,496

		40,184,361
IRON & STEEL—0.07%
Evraz PLC(a)	182,054	827,456

		827,456
LEISURE TIME—0.33%
Carnival PLC	107,468	3,450,441
TUI Travel PLC	268,269	678,405

		4,128,846
LODGING—0.56%
InterContinental Hotels Group PLC	171,227	4,021,684
Whitbread PLC	103,859	2,978,092

		6,999,776
MACHINERY—0.24%
Weir Group PLC (The)	125,513	2,982,752

		2,982,752
MANUFACTURING—0.61%
IMI PLC	180,450	2,457,997
Invensys PLC	482,403	1,628,282
Smiths Group PLC	230,174	3,542,725

		7,629,004
MEDIA—1.85%
British Sky Broadcasting Group PLC	655,635	6,942,753
ITV PLC	2,177,430	2,443,165
Pearson PLC	479,596	8,392,998
Reed Elsevier PLC	712,978	5,245,479

		23,024,395
MINING—10.07%
Anglo American PLC	777,940	23,600,100
Antofagasta PLC	230,174	3,549,810
BHP Billiton PLC	1,237,887	32,285,216
Eurasian Natural Resources Corp.	150,375	977,875
Fresnillo PLC	105,864	2,196,440
Glencore International PLC(b)	809,619	4,243,058
Kazakhmys PLC	125,112	1,280,565
Lonmin PLC	94,235	1,020,369
Randgold Resources Ltd.	50,927	4,072,066
Rio Tinto PLC	789,569	33,784,384
Vedanta Resources PLC	63,759	911,671
Xstrata PLC	1,217,035	17,280,271

		125,201,825

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2012

OIL & GAS—18.79%
BG Group PLC	1,989,361	38,044,433
BP PLC	11,116,121	67,564,959
Royal Dutch Shell PLC Class A	2,146,152	66,428,380
Royal Dutch Shell PLC Class B	1,561,093	49,941,309
Tullow Oil PLC	529,721	11,593,856

		233,572,937
OIL & GAS SERVICES—0.53%
AMEC PLC	195,287	2,903,565
Petrofac Ltd.	153,182	3,647,365

		6,550,930
PACKAGING & CONTAINERS—0.26%
Rexam PLC	519,295	3,222,670

		3,222,670
PHARMACEUTICALS—8.44%
AstraZeneca PLC	747,865	30,135,192
GlaxoSmithKline PLC	2,956,974	65,446,663
Shire PLC	331,627	9,330,549

		104,912,404
REAL ESTATE INVESTMENT TRUSTS—1.16%
British Land Co. PLC	493,631	3,669,701
Capital Shopping Centres Group PLC	331,627	1,576,189
Hammerson PLC	420,649	2,698,539
Land Securities Group PLC	458,744	5,006,079
SEGRO PLC	441,902	1,450,088

		14,400,596
RETAIL—1.24%
Kingfisher PLC	1,389,064	6,029,100
Marks & Spencer Group PLC	933,528	4,761,688
Next PLC	98,646	4,598,963

		15,389,751
SEMICONDUCTORS—0.50%
ARM Holdings PLC	802,000	6,252,230

		6,252,230
SOFTWARE—0.25%
Sage Group PLC (The)	773,529	3,053,832

		3,053,832
TELECOMMUNICATIONS—7.56%
BT Group PLC	4,559,370	14,477,220
Inmarsat PLC	262,254	1,734,477
Vodafone Group PLC	29,185,181	77,712,273

		93,923,970

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

May 31, 2012

VENTURE CAPITAL—0.12%
3i Group PLC	564,207	1,517,094

		1,517,094
WATER—0.62%
Severn Trent PLC	139,147	3,685,834
United Utilities Group PLC	398,594	4,030,670

		7,716,504

TOTAL COMMON STOCKS
(Cost: $1,485,844,130)		1,230,541,830

PREFERRED STOCKS—0.02%

AEROSPACE & DEFENSE—0.02%
Rolls-Royce Holdings PLC Class C	126,280,980	194,366

		194,366

TOTAL PREFERRED STOCKS
(Cost: $203,476)		194,366

SHORT-TERM INVESTMENTS—0.24%

MONEY MARKET FUNDS—0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	2,809,363	2,809,363
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	204,417	204,417
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	28,565	28,565

		3,042,345

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,042,345)		3,042,345

TOTAL INVESTMENTS IN SECURITIES—99.28%
(Cost: $1,489,089,951)		1,233,778,541
Other Assets, Less Liabilities—0.72%		8,959,028

NET ASSETS—100.00%		$1,242,737,569

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.66%

ADVERTISING—0.14%
Interpublic Group of Companies Inc. (The)	4,380	$45,508
Omnicom Group Inc.	2,679	127,735

		173,243
AEROSPACE & DEFENSE—1.80%
Boeing Co. (The)	6,968	485,042
General Dynamics Corp.	2,978	190,622
Goodrich Corp.	1,243	156,332
L-3 Communications Holdings Inc.	974	66,417
Lockheed Martin Corp.	2,727	225,796
Northrop Grumman Corp.	2,356	138,415
Raytheon Co.	3,337	167,918
Rockwell Collins Inc.	1,386	69,813
TransDigm Group Inc.(a)	473	58,179
United Technologies Corp.	8,490	629,194

		2,187,728
AGRICULTURE—2.20%
Altria Group Inc.	20,085	646,536
Archer-Daniels-Midland Co.	6,496	207,092
Bunge Ltd.(b)	1,430	85,085
Lorillard Inc.	1,296	160,186
Philip Morris International Inc.	16,906	1,428,726
Reynolds American Inc.	3,394	142,005

		2,669,630
AIRLINES—0.05%
Delta Air Lines Inc.(a)	2,105	25,471
Southwest Airlines Co.	1,924	17,374
United Continental Holdings Inc.(a)(b)	849	21,369

		64,214
APPAREL—0.65%
Coach Inc.	2,825	190,546
Nike Inc. Class B	3,622	391,828
Ralph Lauren Corp.	603	89,726
VF Corp.	869	122,564

		794,664
AUTO MANUFACTURERS—0.55%
Ford Motor Co.	34,791	367,393
General Motors Co.(a)	7,714	171,251
PACCAR Inc.	3,329	125,070

		663,714
AUTO PARTS & EQUIPMENT—0.35%
Autoliv Inc.	882	50,988
BorgWarner Inc.(a)(b)	1,081	77,562
Delphi Automotive PLC(a)	967	28,072
Goodyear Tire & Rubber Co. (The)(a)	2,504	26,167
Johnson Controls Inc.	6,686	201,516
TRW Automotive Holdings Corp.(a)(b)	1,061	40,923

		425,228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

BANKS—6.19%
Bank of America Corp.	105,375	774,506
Bank of New York Mellon Corp. (The)	11,829	240,839
BB&T Corp.	6,880	207,914
Capital One Financial Corp.	4,893	251,353
CIT Group Inc.(a)	1,867	63,833
Citigroup Inc.	28,755	762,295
Comerica Inc.	1,977	60,140
Fifth Third Bancorp	9,044	120,737
First Republic Bank(a)	895	28,103
Goldman Sachs Group Inc. (The)	4,629	442,995
J.P. Morgan Chase & Co.	37,308	1,236,760
KeyCorp	9,325	69,938
M&T Bank Corp.	1,117	90,834
Morgan Stanley	14,570	194,655
Northern Trust Corp.	2,161	93,312
PNC Financial Services Group Inc. (The)(c)	5,192	318,893
Regions Financial Corp.	13,957	87,790
State Street Corp.	4,790	197,396
SunTrust Banks Inc.	5,291	121,270
U.S. Bancorp	18,762	583,686
Wells Fargo & Co.	49,186	1,576,411

		7,523,660
BEVERAGES—2.52%
Beam Inc.	1,375	83,270
Brown-Forman Corp. Class B NVS	800	69,744
Coca-Cola Co. (The)	19,999	1,494,525
Coca-Cola Enterprises Inc.	2,970	81,259
Constellation Brands Inc. Class A(a)	1,729	33,352
Dr Pepper Snapple Group Inc.	2,082	85,903
Molson Coors Brewing Co. Class B NVS	1,461	56,176
Monster Beverage Corp.(a)	1,455	105,633
PepsiCo, Inc.	15,421	1,046,315

		3,056,177
BIOTECHNOLOGY—1.66%
Alexion Pharmaceuticals Inc.(a)	1,838	166,468
Amgen Inc.	7,771	540,240
Biogen Idec Inc.(a)	2,227	291,180
Celgene Corp.(a)	4,308	294,021
Gilead Sciences Inc.(a)	7,448	372,027
Illumina Inc.(a)	1,231	53,007
Life Technologies Corp.(a)	1,775	72,615
Regeneron Pharmaceuticals Inc.(a)	721	97,804
Vertex Pharmaceuticals Inc.(a)	2,080	124,883

		2,012,245
BUILDING MATERIALS—0.06%
Martin Marietta Materials Inc.	443	29,889
Masco Corp.	3,527	44,687

		74,576

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

CHEMICALS—2.42%
Air Products and Chemicals Inc.	2,065	163,218
Airgas Inc.	637	55,298
Albemarle Corp.	873	52,991
Celanese Corp. Series A	1,526	60,750
CF Industries Holdings Inc.	643	109,927
Dow Chemical Co. (The)	11,683	362,874
E.I. du Pont de Nemours and Co.	9,153	441,724
Eastman Chemical Co.	1,348	62,763
Ecolab Inc.	2,860	180,781
FMC Corp.	1,398	71,256
International Flavors & Fragrances Inc.	819	46,175
LyondellBasell Industries NV Class A	3,098	122,247
Monsanto Co.	5,256	405,763
Mosaic Co. (The)	2,913	138,892
PPG Industries Inc.	1,492	154,333
Praxair Inc.	2,930	311,283
Sherwin-Williams Co. (The)	869	112,657
Sigma-Aldrich Corp.	1,203	83,452

		2,936,384
COAL—0.10%
Alpha Natural Resources Inc.(a)	2,168	22,721
CONSOL Energy Inc.	2,269	63,714
Walter Energy Inc.	632	30,620

		117,055
COMMERCIAL SERVICES—1.23%
Alliance Data Systems Corp.(a)(b)	491	61,866
Apollo Group Inc. Class A(a)(b)	1,147	36,497
Automatic Data Processing Inc.	4,832	251,989
Equifax Inc.	1,170	52,849
H&R Block Inc.	2,876	43,916
Hertz Global Holdings Inc.(a)	2,660	36,203
Iron Mountain Inc.	1,260	35,721
Manpower Inc.	798	28,688
MasterCard Inc. Class A	1,072	435,779
Moody’s Corp.	2,005	73,363
Paychex Inc.	3,181	95,335
Quanta Services Inc.(a)	2,024	45,702
Robert Half International Inc.	1,337	37,997
SAIC Inc.	2,643	29,364
SEI Investments Co.	1,387	24,841
Total System Services Inc.	1,634	38,023
Verisk Analytics Inc. Class A(a)	1,371	65,671
Western Union Co.	6,119	100,352

		1,494,156
COMPUTERS—7.90%
Accenture PLC Class A	6,346	362,357
Apple Inc.(a)	9,154	5,288,540
Cognizant Technology Solutions Corp. Class A(a)	2,991	174,226
Computer Sciences Corp.	1,523	40,573
Dell Inc.(a)	14,993	184,864
EMC Corp.(a)	20,206	481,913
Hewlett-Packard Co.	19,404	440,083
IHS Inc. Class A(a)	452	44,743
International Business Machines Corp.	10,807	2,084,670
NetApp Inc.(a)	3,521	104,785

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

SanDisk Corp.(a)	2,403	78,578
Seagate Technology PLC	3,965	92,900
Synopsys Inc.(a)	1,437	42,463
Teradata Corp.(a)(b)	1,643	109,227
Western Digital Corp.(a)	2,329	73,107

		9,603,029
COSMETICS & PERSONAL CARE—1.93%
Avon Products Inc.	4,300	71,165
Colgate-Palmolive Co.	4,709	462,895
Estee Lauder Companies Inc. (The) Class A	2,336	126,494
Procter & Gamble Co. (The)	27,044	1,684,571

		2,345,125
DISTRIBUTION & WHOLESALE—0.34%
Arrow Electronics Inc.(a)(b)	1,121	38,013
Fastenal Co.	2,752	121,721
Fossil Inc.(a)	525	38,409
Genuine Parts Co.	1,528	96,264
W.W. Grainger Inc.	589	114,060

		408,467
DIVERSIFIED FINANCIAL SERVICES—2.27%
Affiliated Managers Group Inc.(a)	508	52,359
American Express Co.	10,308	575,496
Ameriprise Financial Inc.	2,179	104,418
BlackRock Inc.(c)	1,307	223,236
Charles Schwab Corp. (The)	10,610	132,201
CME Group Inc.	622	160,208
Discover Financial Services	5,204	172,304
Eaton Vance Corp.	1,153	28,064
Franklin Resources Inc.	1,484	158,476
IntercontinentalExchange Inc.(a)	719	88,041
Invesco Ltd.	4,381	95,287
Legg Mason Inc.	1,235	31,431
NASDAQ OMX Group Inc. (The)(a)	1,277	27,941
NYSE Euronext Inc.	2,536	61,650
SLM Corp.	5,098	71,219
T. Rowe Price Group Inc.	2,494	143,629
TD Ameritrade Holding Corp.	2,149	36,877
Visa Inc. Class A	5,168	595,354

		2,758,191
ELECTRIC—3.29%
AES Corp. (The)(a)	6,392	77,279
Alliant Energy Corp.	1,098	47,972
Ameren Corp.	2,386	77,092
American Electric Power Co. Inc.	4,764	183,462
Calpine Corp.(a)	3,131	52,601
CMS Energy Corp.	2,527	58,879
Consolidated Edison Inc.	2,892	174,561
Dominion Resources Inc.	5,598	291,432
DTE Energy Co.	1,683	95,645
Duke Energy Corp.	13,141	288,839
Edison International	3,037	136,543
Entergy Corp.	1,738	112,153
Exelon Corp.	8,359	309,116
FirstEnergy Corp.	4,125	193,009
Integrys Energy Group Inc.	793	42,901

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

MDU Resources Group Inc.	1,761	39,570
NextEra Energy Inc.	3,882	253,650
Northeast Utilities	3,074	110,695
NRG Energy Inc.(a)	2,264	34,684
Pepco Holdings Inc.	2,273	43,323
PG&E Corp.	4,054	177,160
Pinnacle West Capital Corp.	1,079	53,281
PPL Corp.	5,715	156,419
Progress Energy Inc.	2,923	160,239
Public Service Enterprise Group Inc.	4,987	155,544
SCANA Corp.	1,227	57,608
Southern Co. (The)	8,463	388,536
Wisconsin Energy Corp.	2,295	86,843
Xcel Energy Inc.	4,795	134,356

		3,993,392
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
AMETEK Inc.	1,571	79,665
Emerson Electric Co.	7,211	337,259
Energizer Holdings Inc.(a)	665	48,485

		465,409
ELECTRONICS—1.24%
Agilent Technologies, Inc.	3,433	139,586
Amphenol Corp. Class A	1,604	85,317
Avnet Inc.(a)	1,440	43,906
Flextronics International Ltd.(a)	6,746	43,309
FLIR Systems Inc.	1,528	32,592
Garmin Ltd.	1,177	50,564
Honeywell International Inc.	7,232	402,533
Sensata Technologies Holding NV(a)	866	26,595
TE Connectivity Ltd.	4,213	132,372
Thermo Fisher Scientific Inc.	3,592	181,324
Trimble Navigation Ltd.(a)	1,225	57,777
Tyco International Ltd.	4,526	240,602
Waters Corp.(a)	882	70,366

		1,506,843
ENGINEERING & CONSTRUCTION—0.16%
Fluor Corp.	1,674	78,477
Jacobs Engineering Group Inc.(a)	1,252	44,471
KBR Inc.	1,472	37,492
URS Corp.	774	27,996

		188,436
ENTERTAINMENT—0.05%
Dolby Laboratories Inc. Class A(a)	516	22,131
International Game Technology	2,887	41,284

		63,415
ENVIRONMENTAL CONTROL—0.24%
Republic Services Inc.	3,089	81,426
Stericycle Inc.(a)(b)	840	73,299
Waste Management Inc.	4,312	139,881

		294,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

FOOD—1.91%
Campbell Soup Co.	1,891	59,945
ConAgra Foods Inc.	4,051	101,883
General Mills Inc.	6,356	243,308
H.J. Heinz Co.	3,162	167,839
Hershey Co. (The)	1,538	102,831
Hormel Foods Corp.	1,411	42,203
J.M. Smucker Co. (The)	1,118	85,594
Kellogg Co.	2,473	120,633
Kraft Foods Inc. Class A	16,493	631,187
Kroger Co. (The)	5,361	117,995
McCormick & Co. Inc. NVS	1,178	66,392
Ralcorp Holdings Inc.(a)	556	35,334
Safeway Inc.	2,631	50,042
Sara Lee Corp.	5,809	121,408
Sysco Corp.	5,740	160,203
Tyson Foods Inc. Class A	2,946	57,064
Whole Foods Market Inc.	1,701	150,725

		2,314,586
FOREST PRODUCTS & PAPER—0.14%
International Paper Co.	4,086	119,311
MeadWestvaco Corp.	1,667	45,843

		165,154
GAS—0.24%
CenterPoint Energy Inc.	3,955	80,010
NiSource Inc.	2,744	68,847
Sempra Energy	2,254	146,532

		295,389
HAND & MACHINE TOOLS—0.09%
Stanley Black & Decker Inc.	1,587	105,139

		105,139
HEALTH CARE - PRODUCTS—1.79%
Baxter International Inc.	5,502	278,511
Becton, Dickinson and Co.	2,063	150,867
Boston Scientific Corp.(a)	14,250	81,795
C.R. Bard Inc.	784	76,197
CareFusion Corp.(a)(b)	2,191	53,110
Covidien PLC	4,767	246,835
Edwards Lifesciences Corp.(a)	1,139	97,236
Henry Schein Inc.(a)	881	65,467
Hologic Inc.(a)	2,580	43,241
Hospira Inc.(a)(b)	1,630	50,954
Intuitive Surgical Inc.(a)	388	202,963
Medtronic Inc.	10,362	381,736
St. Jude Medical Inc.	3,140	120,639
Stryker Corp.	2,993	153,990
Varian Medical Systems Inc.(a)(b)	1,106	64,878
Zimmer Holdings Inc.	1,749	106,077

		2,174,496
HEALTH CARE - SERVICES—1.24%
Aetna Inc.	3,440	140,662

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

Cigna Corp.	2,833	124,397
Coventry Health Care Inc.	1,403	42,651
DaVita Inc.(a)	916	74,425
HCA Holdings Inc.	1,697	44,105
Humana Inc.	1,624	124,058
Laboratory Corp. of America Holdings(a)	954	79,449
Quest Diagnostics Inc.	1,548	88,081
UnitedHealth Group Inc.	10,260	572,200
WellPoint Inc.	3,287	221,511

		1,511,539
HOLDING COMPANIES - DIVERSIFIED—0.03%
Leucadia National Corp.	2,041	41,473

		41,473
HOME BUILDERS—0.07%
D.R. Horton Inc.	2,861	47,493
Toll Brothers Inc.(a)(b)	1,487	40,565

		88,058
HOME FURNISHINGS—0.04%
Whirlpool Corp.	756	46,781

		46,781
HOUSEHOLD PRODUCTS & WARES—0.41%
Avery Dennison Corp.	1,045	30,420
Church & Dwight Co. Inc.	1,398	74,429
Clorox Co. (The)	1,211	83,317
Kimberly-Clark Corp.	3,865	306,688

		494,854
HOUSEWARES—0.04%
Newell Rubbermaid Inc.	2,837	52,201

		52,201
INSURANCE—3.13%
ACE Ltd.	3,310	239,412
Aflac Inc.	4,586	183,807
Alleghany Corp.(a)	125	41,125
Allstate Corp. (The)	4,892	166,034
American International Group Inc.(a)	5,963	174,000
Aon PLC	3,033	141,035
Arch Capital Group Ltd.(a)	1,344	51,381
Assurant Inc.	859	28,673
Axis Capital Holdings Ltd.(b)	1,156	38,032
Berkshire Hathaway Inc. Class B(a)	8,949	710,193
Chubb Corp. (The)	2,662	191,850
Cincinnati Financial Corp.	1,494	53,904
Everest Re Group Ltd.	528	53,919
Fidelity National Financial Inc. Class A	1,958	36,889
Genworth Financial Inc. Class A(a)	4,821	25,262
Hartford Financial Services Group Inc. (The)	4,106	69,063
Lincoln National Corp.	2,860	59,116
Loews Corp.	3,150	122,504
Marsh & McLennan Companies Inc.	5,336	170,645
MetLife Inc.	8,329	243,290
PartnerRe Ltd.(b)	634	44,932

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

Principal Financial Group Inc.	2,960	72,698
Progressive Corp. (The)	5,704	123,948
Prudential Financial Inc.	4,595	213,438
RenaissanceRe Holdings Ltd.	515	39,691
Torchmark Corp.	984	45,913
Travelers Companies Inc. (The)	3,859	241,149
Unum Group	2,912	58,094
W.R. Berkley Corp.	1,147	43,953
Willis Group Holdings PLC	1,710	60,312
XL Group PLC	3,106	63,425

		3,807,687
INTERNET—3.18%
Amazon.com Inc.(a)	3,574	760,940
eBay Inc.(a)	11,372	445,669
Equinix Inc.(a)	458	74,704
Expedia Inc.	935	42,907
F5 Networks Inc.(a)	778	80,507
Facebook Inc.(a)	4,370	129,483
Google Inc. Class A(a)	2,533	1,471,318
Liberty Interactive Corp. Series A(a)	5,360	89,834
LinkedIn Corp. Class A(a)	418	40,170
Netflix Inc.(a)	517	32,799
Priceline.com Inc.(a)	489	305,865
Rackspace Hosting Inc.(a)	1,057	52,290
Symantec Corp.(a)	7,225	107,219
VeriSign Inc.(a)	1,566	59,868
Yahoo! Inc.(a)	11,321	172,532

		3,866,105
IRON & STEEL—0.20%
Allegheny Technologies Inc.	1,024	32,891
Cliffs Natural Resources Inc.	1,394	66,605
Nucor Corp.	3,111	111,249
United States Steel Corp.(b)	1,458	29,598

		240,343
LEISURE TIME—0.23%
Carnival Corp.	4,395	141,036
Harley-Davidson Inc.	2,263	109,031
Royal Caribbean Cruises Ltd.	1,398	32,923

		282,990
LODGING—0.48%
Las Vegas Sands Corp.	3,964	183,057
Marriott International Inc. Class A	2,622	101,498
MGM Resorts International(a)(b)	3,600	38,988
Starwood Hotels & Resorts Worldwide Inc.	1,930	102,000
Wyndham Worldwide Corp.	1,437	71,563
Wynn Resorts Ltd.	795	81,917

		579,023
MACHINERY—1.16%
AGCO Corp.(a)	962	38,682
Caterpillar Inc.	6,358	557,088
Cummins Inc.	1,790	173,541
Deere & Co.	3,763	277,973
Flowserve Corp.	535	54,987

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

Joy Global Inc.	1,040	58,094
Rockwell Automation Inc.	1,414	102,529
Roper Industries Inc.	961	97,272
Xylem Inc.	1,814	45,949

		1,406,115
MANUFACTURING—3.20%
3M Co.	6,478	546,808
Cooper Industries PLC	1,560	109,980
Danaher Corp.	5,766	299,659
Dover Corp.	1,803	101,978
Eaton Corp.	3,122	133,184
General Electric Co.	103,891	1,983,279
Illinois Tool Works Inc.	4,275	240,041
Ingersoll-Rand PLC	2,920	120,625
Leggett & Platt Inc.	1,376	28,607
Pall Corp.	1,135	63,174
Parker Hannifin Corp.	1,487	121,547
Pentair Inc.	1,001	40,801
SPX Corp.	514	36,921
Textron Inc.	2,736	64,652

		3,891,256
MEDIA—3.22%
Cablevision NY Group Class A	1,978	22,628
CBS Corp. Class B NVS	5,946	189,796
Charter Communications Inc. Class A(a)	395	24,766
Comcast Corp. Class A	20,574	594,794
Comcast Corp. Class A Special NVS	5,901	169,477
DIRECTV Class A(a)	6,640	295,148
Discovery Communications Inc. Series A(a)	1,418	71,042
Discovery Communications Inc. Series C NVS(a)	1,074	50,038
DISH Network Corp. Class A	2,073	58,127
Liberty Global Inc. Series A(a)	1,383	63,895
Liberty Global Inc. Series C NVS(a)	1,181	52,779
Liberty Media Corp. Series A(a)	1,046	88,669
McGraw-Hill Companies Inc. (The)	2,457	106,585
News Corp. Class A NVS	16,451	315,859
News Corp. Class B	4,312	83,653
Nielsen Holdings NV(a)	1,248	34,619
Scripps Networks Interactive Inc. Class A	918	50,279
Sirius XM Radio Inc.(a)	36,786	69,526
Time Warner Cable Inc.	3,084	232,534
Time Warner Inc.	9,520	328,154
Viacom Inc. Class B NVS	4,803	229,247
Walt Disney Co. (The)	16,718	764,180
Washington Post Co. (The) Class B(b)	48	16,743

		3,912,538
METAL FABRICATE & HARDWARE—0.20%
Precision Castparts Corp.	1,431	237,847

		237,847
MINING—0.55%
Alcoa Inc.	10,613	90,741
Freeport-McMoRan Copper & Gold Inc.	9,311	298,324
Newmont Mining Corp.	4,861	229,245
Vulcan Materials Co.	1,273	44,110

		662,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

OFFICE & BUSINESS EQUIPMENT—0.10%
Pitney Bowes Inc.	2,033	27,730
Xerox Corp.	13,077	94,416

		122,146
OIL & GAS—8.41%
Anadarko Petroleum Corp.	4,894	298,534
Apache Corp.	3,773	307,047
Cabot Oil & Gas Corp.	2,090	68,009
Chesapeake Energy Corp.	6,450	109,005
Chevron Corp.	19,411	1,908,295
Cimarex Energy Co.	848	45,173
Cobalt International Energy Inc.(a)(b)	1,852	41,948
Concho Resources Inc.(a)	965	84,669
ConocoPhillips	11,936	622,582
Continental Resources Inc.(a)	444	32,350
Denbury Resources Inc.(a)	3,897	58,923
Devon Energy Corp.	3,769	224,331
Diamond Offshore Drilling Inc.	687	39,970
Energen Corp.	730	32,229
EOG Resources Inc.	2,649	263,046
EQT Corp.	1,470	68,179
Exxon Mobil Corp.	46,276	3,638,682
Helmerich & Payne Inc.	1,049	47,520
Hess Corp.	3,004	131,275
HollyFrontier Corp.	1,942	57,250
Marathon Oil Corp.	6,910	172,128
Marathon Petroleum Corp.	3,413	123,107
Murphy Oil Corp.	1,808	84,289
Nabors Industries Ltd.(a)	2,846	38,563
Newfield Exploration Co.(a)	1,318	39,487
Noble Corp.(a)	2,476	77,424
Noble Energy Inc.	1,730	146,116
Occidental Petroleum Corp.	7,963	631,227
Phillips 66(a)	6,231	187,117
Pioneer Natural Resources Co.	1,150	111,205
Plains Exploration & Production Co.(a)	1,259	45,060
QEP Resources Inc.	1,748	46,007
Range Resources Corp.	1,608	92,363
Rowan Companies PLC(a)(b)	1,213	36,390
Southwestern Energy Co.(a)	3,410	95,582
Sunoco Inc.	1,069	49,655
Valero Energy Corp.	5,450	114,995
Whiting Petroleum Corp.(a)	1,179	50,944

		10,220,676
OIL & GAS SERVICES—1.60%
Baker Hughes Inc.	4,299	179,398
Cameron International Corp.(a)(b)	2,426	110,844
Core Laboratories NV	468	59,857
FMC Technologies Inc.(a)(b)	2,342	94,242
Halliburton Co.	9,071	272,674
National Oilwell Varco Inc.	4,181	279,082
Schlumberger Ltd.	13,101	828,638
Superior Energy Services Inc.(a)	1,519	32,871
Weatherford International Ltd.(a)	7,521	90,327

		1,947,933

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

PACKAGING & CONTAINERS—0.17%
Ball Corp.	1,456	58,196
Crown Holdings Inc.(a)(b)	1,461	49,806
Owens-Illinois Inc.(a)	1,534	29,974
Rock-Tenn Co. Class A	700	36,113
Sealed Air Corp.	1,791	28,029

		202,118
PHARMACEUTICALS—6.75%
Abbott Laboratories	15,438	953,914
Allergan Inc.	2,989	269,757
AmerisourceBergen Corp.	2,558	94,620
Bristol-Myers Squibb Co.	16,575	552,611
Cardinal Health Inc.	3,388	140,195
DENTSPLY International Inc.	1,376	50,912
Eli Lilly and Co.	10,271	420,597
Express Scripts Holding Co.(a)(b)	7,846	409,483
Forest Laboratories Inc.(a)	2,642	92,470
Herbalife Ltd.	1,169	52,360
Johnson & Johnson	26,952	1,682,613
McKesson Corp.	2,421	211,305
Mead Johnson Nutrition Co. Class A	2,005	161,884
Merck & Co. Inc.	29,887	1,123,154
Mylan Inc.(a)	4,239	91,859
Omnicare Inc.	1,118	35,239
Patterson Companies Inc.	871	28,952
Perrigo Co.	870	90,384
Pfizer Inc.	74,017	1,618,752
Warner Chilcott PLC Class A(a)	1,714	32,326
Watson Pharmaceuticals Inc.(a)	1,248	88,970

		8,202,357
PIPELINES—0.53%
Kinder Morgan Inc.	4,164	142,381
Kinder Morgan Management LLC(a)(b)	885	62,862
ONEOK Inc.	962	79,836
Spectra Energy Corp.	6,433	184,691
Williams Companies Inc. (The)	5,843	178,387

		648,157
REAL ESTATE—0.04%
CBRE Group Inc. Class A(a)	3,124	51,390

		51,390
REAL ESTATE INVESTMENT TRUSTS—2.66%
American Capital Agency Corp.	2,945	96,213
American Tower Corp.	3,866	250,826
Annaly Capital Management Inc.	9,561	158,904
AvalonBay Communities Inc.	936	130,806
Boston Properties Inc.	1,460	150,278
Digital Realty Trust Inc.	1,061	75,087
Duke Realty Corp.	2,580	35,707
Equity Residential	2,948	180,123
Federal Realty Investment Trust	625	61,425
General Growth Properties Inc.	4,214	70,584

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

HCP Inc.(b)	4,014	163,932
Health Care REIT Inc.	2,079	115,322
Host Hotels & Resorts Inc.	7,006	106,912
Kimco Realty Corp.	4,068	73,021
Liberty Property Trust	1,147	39,766
Macerich Co. (The)	1,309	74,678
Plum Creek Timber Co. Inc.	1,599	58,364
Prologis, Inc.	4,519	144,518
Public Storage	1,435	191,529
Rayonier Inc.	1,203	51,693
Regency Centers Corp.	896	39,254
Simon Property Group Inc.	2,923	431,201
SL Green Realty Corp.	848	63,608
UDR Inc.	2,575	66,693
Ventas Inc.(b)	2,846	167,402
Vornado Realty Trust	1,645	134,758
Weyerhaeuser Co.	5,253	104,587

		3,237,191
RETAIL—6.74%
Abercrombie & Fitch Co. Class A	881	29,549
Advance Auto Parts Inc.	718	52,371
AutoZone Inc.(a)	344	130,809
Bed Bath & Beyond Inc.(a)(b)	2,369	171,160
Best Buy Co. Inc.	2,924	54,737
CarMax Inc.(a)	2,215	62,485
Chipotle Mexican Grill Inc.(a)	307	126,813
Costco Wholesale Corp.	4,270	368,885
CVS Caremark Corp.	12,787	574,648
Darden Restaurants Inc.	1,261	65,232
Dick’s Sporting Goods Inc.	949	44,129
Dollar General Corp.(a)(b)	1,799	87,989
Dollar Tree Inc.(a)(b)	1,177	121,443
Family Dollar Stores Inc.	983	66,598
GameStop Corp. Class A(b)	1,313	25,183
Gap Inc. (The)	3,116	82,574
Home Depot Inc. (The)	15,136	746,810
J.C. Penney Co. Inc.	1,615	42,362
Kohl’s Corp.	2,363	108,273
Limited Brands Inc.	2,473	109,702
Lowe’s Companies Inc.	12,185	325,583
Lululemon Athletica Inc.(a)(b)	982	71,333
Macy’s Inc.	4,067	154,749
McDonald’s Corp.	10,001	893,489
Nordstrom Inc.	1,631	77,261
O’Reilly Automotive Inc.(a)	1,250	119,738
PetSmart Inc.	1,114	71,786
PVH Corp.	676	54,756
Ross Stores Inc.	2,245	141,951
Sears Holdings Corp.(a)(b)	365	18,031
Staples Inc.	6,874	90,324
Starbucks Corp.	7,397	406,021
Target Corp.	6,243	361,532
Tiffany & Co.	1,247	69,071
TJX Companies Inc. (The)	7,406	314,459
Tractor Supply Co.	703	64,219
Ulta Salon, Cosmetics & Fragrance Inc.	587	52,460
Urban Outfitters Inc.(a)	1,133	31,690
Wal-Mart Stores Inc.	18,494	1,217,275
Walgreen Co.	8,576	261,740
Yum! Brands Inc.	4,521	318,098

		8,187,318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

SAVINGS & LOANS—0.10%
Hudson City Bancorp Inc.	4,643	28,787
New York Community Bancorp Inc.	4,299	53,093
People’s United Financial Inc.	3,593	41,786

		123,666
SEMICONDUCTORS—3.13%
Advanced Micro Devices Inc.(a)(b)	5,723	34,796
Altera Corp.	3,203	107,012
Analog Devices Inc.	2,950	107,291
Applied Materials Inc.	12,677	130,953
Avago Technologies Ltd.	2,275	75,303
Broadcom Corp. Class A(a)	4,833	156,348
Cree Inc.(a)(b)	1,083	27,151
Intel Corp.	49,053	1,267,530
KLA-Tencor Corp.	1,655	75,849
Lam Research Corp.(a)(b)	1,206	44,984
Linear Technology Corp.	2,276	66,050
LSI Corp.(a)	5,556	36,947
Marvell Technology Group Ltd.(a)	4,870	61,021
Maxim Integrated Products Inc.	2,865	72,083
Microchip Technology Inc.	1,915	59,403
Micron Technology Inc.(a)	9,699	56,642
NVIDIA Corp.(a)	5,968	74,182
QUALCOMM Inc.	16,622	952,607
Texas Instruments Inc.	11,242	320,172
Xilinx Inc.	2,571	82,195

		3,808,519
SOFTWARE—3.97%
Activision Blizzard Inc.	4,410	51,773
Adobe Systems Inc.(a)	4,826	149,847
Akamai Technologies Inc.(a)	1,789	52,489
ANSYS Inc.(a)	914	56,554
Autodesk Inc.(a)	2,233	71,501
BMC Software Inc.(a)	1,612	68,220
CA Inc.	3,338	83,016
Cerner Corp.(a)(b)	1,430	111,483
Citrix Systems Inc.(a)	1,822	133,152
Dun & Bradstreet Corp. (The)	469	31,690
Electronic Arts Inc.(a)	3,241	44,142
Fidelity National Information Services Inc.	2,274	74,542
Fiserv Inc.(a)(b)	1,375	92,716
Intuit Inc.	2,751	154,689
Microsoft Corp.	74,146	2,164,322
Nuance Communications Inc.(a)	2,421	50,091
Oracle Corp.	39,477	1,044,956
Red Hat Inc.(a)(b)	1,892	97,211
Salesforce.com Inc.(a)(b)	1,269	175,909
VeriFone Systems Inc.(a)	1,048	37,843
VMware Inc. Class A(a)	798	74,222

		4,820,368
TELECOMMUNICATIONS—4.27%
AT&T Inc.	58,211	1,989,070
CenturyLink Inc.	6,115	239,830
Cisco Systems Inc.	52,882	863,563
Corning Inc.	14,942	194,097
Crown Castle International Corp.(a)	2,793	152,498

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

Frontier Communications Corp.(b)	9,856	36,861
Harris Corp.	1,139	45,309
Juniper Networks Inc.(a)(b)	5,191	89,285
Level 3 Communications Inc.(a)	1,431	30,380
MetroPCS Communications Inc.(a)	3,025	19,360
Motorola Solutions Inc.	2,654	127,604
SBA Communications Corp. Class A(a)(b)	1,137	59,067
Sprint Nextel Corp.(a)	29,430	75,635
Verizon Communications Inc.	27,840	1,159,258
Virgin Media Inc.	2,603	57,344
Windstream Corp.	5,704	53,390

		5,192,551
TEXTILES—0.07%
Cintas Corp.	1,147	42,324
Mohawk Industries Inc.(a)(b)	589	40,111

		82,435
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	1,147	40,627
Mattel Inc.	3,324	103,476

		144,103
TRANSPORTATION—1.68%
C.H. Robinson Worldwide Inc.	1,621	94,439
CSX Corp.	10,332	215,836
Expeditors International of Washington Inc.	2,082	79,637
FedEx Corp.	2,933	261,448
J.B. Hunt Transport Services Inc.	941	53,759
Kansas City Southern Industries Inc.	1,099	72,512
Norfolk Southern Corp.	3,241	212,350
Union Pacific Corp.	4,714	525,140
United Parcel Service Inc. Class B	7,096	531,774

		2,046,895
WATER—0.05%
American Water Works Co. Inc.	1,754	60,004

		60,004

TOTAL COMMON STOCKS
(Cost: $116,084,938)		121,093,408

SHORT-TERM INVESTMENTS—1.21%

MONEY MARKET FUNDS—1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,345,314	1,345,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(c)(d)(e)	97,889	97,889
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	32,603	32,603

		1,475,806

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA INDEX FUND

May 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,475,806)	1,475,806

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $117,560,744)	122,569,214
Other Assets, Less Liabilities—(0.87)%	(1,059,049)

NET ASSETS—100.00%	$121,510,165

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Security	Shares	Value

COMMON STOCKS—99.24%

AUSTRALIA—3.46%
AGL Energy Ltd.	405	$5,967
AGL Energy Ltd. New(a)	68	1,002
Alumina Ltd.	2,154	2,058
Amcor Ltd.	1,074	7,782
AMP Ltd.	2,500	9,409
APA Group	477	2,323
Asciano Group	856	3,769
ASX Ltd.	154	4,401
Australia and New Zealand Banking Group Ltd.	2,308	46,788
Bendigo and Adelaide Bank Ltd.	319	2,256
BHP Billiton Ltd.	2,833	87,849
Boral Ltd.	598	2,048
Brambles Ltd.	1,310	8,462
Caltex Australia Ltd.	120	1,589
Campbell Brothers Ltd.	58	3,271
CFS Retail Property Trust Group	1,660	3,027
Coca-Cola Amatil Ltd.	516	6,431
Cochlear Ltd.	49	2,981
Commonwealth Bank of Australia	1,415	67,800
Computershare Ltd.	388	2,932
Crown Ltd.	428	3,520
CSL Ltd.	463	16,908
Dexus Property Group	4,282	3,904
Echo Entertainment Group Ltd.	614	2,620
Fairfax Media Ltd.	2,045	1,319
Fortescue Metals Group Ltd.	1,102	4,938
Goodman Group	1,231	4,036
GPT Group	1,551	4,874
Iluka Resources Ltd.	366	4,757
Incitec Pivot Ltd.	1,434	3,950
Insurance Australia Group Ltd.	1,688	5,452
James Hardie Industries SE	378	2,720
Leighton Holdings Ltd.	134	2,297
Lend Lease Group	476	3,389
Lynas Corp. Ltd.(a)	1,514	1,520
Macquarie Group Ltd.	307	8,031
Metcash Ltd.	691	2,560
Mirvac Group	2,993	3,571
National Australia Bank Ltd.	1,906	41,559
Newcrest Mining Ltd.	686	16,581
Orica Ltd.	316	7,589
Origin Energy Ltd.	936	11,693
OZ Minerals Ltd.	300	2,537
Qantas Airways Ltd.(a)	1,196	1,729
QBE Insurance Group Ltd.	966	11,600
QR National Ltd.	1,497	4,951
Ramsay Health Care Ltd.	96	2,009
Rio Tinto Ltd.	396	21,840
Santos Ltd.	830	9,653
Sims Metal Management Ltd.	156	1,660
Sonic Healthcare Ltd.	323	3,822
SP AusNet	1,793	1,757
Stockland Corp. Ltd.	2,091	6,470
Suncorp Group Ltd.	1,137	8,558
Tabcorp Holdings Ltd.	632	1,778
Tatts Group Ltd.	1,194	3,034
Telstra Corp. Ltd.	3,872	13,333
Toll Holdings Ltd.	601	2,693
Transurban Group	1,153	6,330
Wesfarmers Ltd.	878	24,867

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Westfield Group	1,936	17,069
Westfield Retail Trust	3,480	9,181
Westpac Banking Corp.	2,659	52,330
Whitehaven Coal Ltd.	464	1,791
Woodside Petroleum Ltd.	576	17,973
Woolworths Ltd.	1,069	27,415
WorleyParsons Ltd.	171	4,263

		688,576
AUSTRIA—0.11%
Andritz AG	71	3,754
Erste Group Bank AG(a)	175	3,024
IMMOFINANZ AG(a)	1,013	2,891
OMV AG	159	4,331
Raiffeisen International Bank Holding AG(b)	54	1,481
Telekom Austria AG	312	2,874
Verbund AG	64	1,479
voestalpine AG	100	2,498

		22,332
BELGIUM—0.42%
Ageas	1,946	3,077
Anheuser-Busch InBev NV	705	47,725
Belgacom SA	131	3,450
Colruyt SA	68	2,731
Delhaize Group SA	90	3,274
Groupe Bruxelles Lambert SA	71	4,441
KBC Groep NV	119	1,823
Mobistar SA	29	859
Solvay SA	52	5,448
Telenet Group Holding NV	66	2,693
UCB SA	88	4,126
Umicore	101	4,793

		84,440
CANADA—4.94%
Agnico-Eagle Mines Ltd.	150	5,599
Agrium Inc.	139	10,854
Alimentation Couche-Tard Inc. Class B	108	4,259
ARC Resources Ltd.	249	4,974
Athabasca Oil Corp.(a)	300	3,096
Bank of Montreal	558	29,753
Bank of Nova Scotia	951	48,633
Barrick Gold Corp.	878	34,406
Baytex Energy Corp.	102	4,460
BCE Inc.	228	9,073
Bell Aliant Inc.	69	1,754
Bombardier Inc. Class B	1,114	4,065
Bonavista Energy Corp.	123	2,103
Brookfield Asset Management Inc. Class A	493	15,726
Brookfield Office Properties Inc.	203	3,385
CAE Inc.	196	1,902
Cameco Corp.	345	6,615
Canadian Imperial Bank of Commerce	349	24,283
Canadian National Railway Co.	400	32,616
Canadian Natural Resources Ltd.	962	27,547
Canadian Oil Sands Ltd.	423	8,204
Canadian Pacific Railway Ltd.	148	10,871
Canadian Tire Corp. Ltd. Class A	69	4,478
Canadian Utilities Ltd. Class A	78	5,046
Cenovus Energy Inc.	665	20,898
Centerra Gold Inc.	145	1,510
CGI Group Inc. Class A(a)	197	4,555
CI Financial Corp.	134	2,831

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Crescent Point Energy Corp.	284	10,893
Eldorado Gold Corp.	677	7,490
Empire Co. Ltd. Class A	28	1,490
Enbridge Inc.	650	25,610
Encana Corp.	644	12,833
Enerplus Corp.	156	2,158
Fairfax Financial Holdings Ltd.	20	7,859
Finning International Inc.	150	3,507
First Quantum Minerals Ltd.	426	7,440
Fortis Inc.	151	4,796
Franco-Nevada Corp.	115	4,822
George Weston Ltd.	47	2,654
Gildan Activewear Inc.	98	2,300
Goldcorp Inc.	712	25,915
Great-West Lifeco Inc.	246	4,971
H&R Real Estate Investment Trust	68	1,576
Husky Energy Inc.	289	6,504
IAMGOLD Corp.	332	3,548
IGM Financial Inc.	105	4,030
Imperial Oil Ltd.	262	10,500
Industrial Alliance Insurance and Financial Services Inc.	72	1,755
Inmet Mining Corp.	49	2,053
Intact Financial Corp.	115	6,999
Ivanhoe Mines Ltd.(a)	250	2,353
Kinross Gold Corp.	988	7,907
Loblaw Companies Ltd.	102	3,116
Magna International Inc. Class A	192	7,739
Manulife Financial Corp.	1,547	16,623
MEG Energy Corp.(a)	100	3,326
Metro Inc. Class A	92	4,531
National Bank of Canada	141	10,027
New Gold Inc.(a)	367	3,235
Nexen Inc.	447	6,991
Onex Corp.	84	3,091
Open Text Corp.(a)	51	2,459
Osisko Mining Corp.(a)	291	2,166
Pacific Rubiales Energy Corp.	223	5,832
Pan American Silver Corp.	92	1,541
Pembina Pipeline Corp.	264	7,093
Pengrowth Energy Corp.	290	2,061
Penn West Petroleum Ltd.	407	5,415
Potash Corp. of Saskatchewan Inc.	748	29,543
Power Corp. of Canada	302	6,683
Power Financial Corp.	217	5,300
Precision Drilling Corp.(a)	198	1,541
Progress Energy Resources Corp.	155	1,675
Research In Motion Ltd.(a)	412	4,256
RioCan Real Estate Investment Trust	111	2,861
Ritchie Bros. Auctioneers Inc.	81	1,593
Rogers Communications Inc. Class B	365	12,446
Royal Bank of Canada	1,262	62,808
Saputo Inc.	124	5,124
Shaw Communications Inc. Class B	322	6,140
Shoppers Drug Mart Corp.	194	7,718
Silver Wheaton Corp.	312	7,991
SNC-Lavalin Group Inc.	135	4,971
Sun Life Financial Inc.	505	10,394
Suncor Energy Inc.	1,380	37,344
SXC Health Solutions Corp.(a)	57	5,222
Talisman Energy Inc.	893	9,397
Teck Resources Ltd. Class B	517	15,443
TELUS Corp. NVS	181	10,251
Thomson Reuters Corp.	331	9,072
Tim Hortons Inc.	141	7,494
TMX Group Inc.	67	2,979
Toronto-Dominion Bank (The)	811	61,909
Tourmaline Oil Corp.(a)	100	2,293
TransAlta Corp.	183	2,977
TransCanada Corp.	624	25,501

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Valeant Pharmaceuticals International Inc.(a)	251	12,230
Vermilion Energy Inc.	80	3,358
Viterra Inc.	308	4,758
Yamana Gold Inc.	658	9,631

		981,608
DENMARK—0.47%
A.P. Moeller-Maersk A/S Class B	2	12,407
Carlsberg A/S Class B	92	6,855
Coloplast A/S Class B	21	3,610
Danske Bank A/S(a)	577	7,638
DSV A/S	185	3,593
Novo Nordisk A/S Class B	362	48,159
Novozymes A/S Class B	196	5,254
TDC A/S	337	2,126
TrygVesta A/S	27	1,416
William Demant Holding A/S(a)	19	1,669

		92,727
FINLAND—0.30%
Elisa OYJ	125	2,448
Fortum OYJ	387	7,024
Kesko OYJ Class B	59	1,477
Kone OYJ Class B	137	7,645
Metso OYJ	113	3,686
Neste Oil OYJ	130	1,194
Nokia OYJ	3,273	8,596
Nokian Renkaat OYJ	96	3,597
Orion OYJ Class B	87	1,514
Pohjola Bank PLC Class A	147	1,529
Sampo OYJ Class A	366	8,435
Stora Enso OYJ Class R	506	2,744
UPM-Kymmene OYJ	458	4,692
Wartsila OYJ Abp	148	4,849

		59,430
FRANCE—3.59%
Accor SA	134	3,974
Aeroports de Paris	30	2,172
Alcatel-Lucent(a)	2,007	3,122
ALSTOM	184	5,345
ArcelorMittal	752	10,391
Arkema SA	49	3,205
AtoS	44	2,406
AXA	1,510	16,955
BNP Paribas SA	848	26,973
Bouygues SA	169	4,077
Bureau Veritas SA	50	4,303
Cap Gemini SA	129	4,346
Carrefour SA	510	8,794
Casino Guichard-Perrachon SA	50	4,191
Christian Dior SA	47	6,140
CNP Assurances SA(a)	131	1,417
Compagnie de Saint-Gobain	355	12,562
Compagnie Generale de Geophysique-Veritas(a)	130	2,818
Compagnie Generale des Etablissements Michelin Class B	157	9,172
Credit Agricole SA(a)	880	3,147
Danone SA	513	32,914
Dassault Systemes SA	53	4,819
Edenred SA	143	3,772
Electricite de France SA	214	4,119
Essilor International SA	179	15,289
Eurazeo	38	1,451
European Aeronautic Defence and Space Co. NV	365	12,217
Eutelsat Communications	92	2,409

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Fonciere des Regions	27	1,737
France Telecom SA	1,633	20,514
GDF Suez	1,088	21,491
Gecina SA	26	2,205
Gemalto NV	70	4,458
Groupe Eurotunnel SA Registered	480	3,692
Icade(a)	20	1,545
Iliad SA	19	2,449
Imerys SA	32	1,536
JCDecaux SA	62	1,296
Klepierre	95	2,942
L’Air Liquide SA	272	29,417
L’Oreal SA	211	23,720
Lafarge SA	176	6,472
Lagardere SCA	108	2,557
Legrand SA	196	5,896
LVMH Moet Hennessy Louis Vuitton SA	223	32,922
Natixis	813	1,901
Pernod Ricard SA	188	18,364
PPR SA	68	9,669
PSA Peugeot Citroen SA	199	1,963
Publicis Groupe SA	128	5,921
Remy Cointreau SA	24	2,383
Renault SA	169	7,081
Safran SA	199	6,834
Sanofi	1,066	72,493
Schneider Electric SA	430	22,899
SCOR SE	152	3,298
SES SA Class A FDR	269	6,012
Societe BIC SA	26	2,540
Societe Generale(a)	580	11,517
Sodexo	86	6,242
STMicroelectronics NV	557	2,837
Suez Environnement SA	256	2,780
Technip SA	89	8,111
Thales SA	89	2,631
Total SA	1,876	80,640
Unibail-Rodamco SE	81	13,380
Vallourec SA	100	3,734
Veolia Environnement	324	3,700
Vinci SA	398	15,898
Vivendi SA	1,130	18,247
Wendel	30	1,967
Zodiac Aerospace	31	3,022

		713,413
GERMANY—3.05%
Adidas AG	183	13,619
Allianz SE Registered	399	36,068
Axel Springer AG	36	1,450
BASF SE	805	56,117
Bayer AG Registered	720	45,527
Bayerische Motoren Werke AG	293	22,135
Beiersdorf AG	89	5,610
Brenntag AG	52	5,858
Celesio AG	91	1,254
Commerzbank AG(a)	3,138	5,176
Continental AG	71	5,913
Daimler AG Registered	796	36,839
Deutsche Bank AG Registered(a)	815	29,309
Deutsche Boerse AG	189	9,001
Deutsche Lufthansa AG Registered	236	2,475
Deutsche Post AG Registered	759	12,500
Deutsche Telekom AG Registered	2,465	24,304
E.ON AG	1,580	28,874
Fraport AG	37	1,871
Fresenius Medical Care AG & Co. KGaA	184	12,215
Fresenius SE & Co. KGaA	101	9,541

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

GEA Group AG	160	4,071
Hannover Rueckversicherung AG Registered	52	2,781
HeidelbergCement AG	124	5,379
Henkel AG & Co. KGaA	149	8,172
Hochtief AG(a)	39	1,764
Infineon Technologies AG	946	7,472
K+S AG Registered	152	6,061
Kabel Deutschland Holding AG(a)	81	4,595
LANXESS AG	74	4,903
Linde AG	150	23,017
MAN SE	39	3,731
Merck KGaA	57	5,272
METRO AG	115	3,307
Muenchener Rueckversicherungs-Gesellschaft AG Registered	158	19,585
QIAGEN NV(a)	206	3,307
RWE AG	459	16,762
Salzgitter AG	35	1,494
SAP AG	811	46,528
Siemens AG Registered	722	59,375
Suedzucker AG	58	1,764
ThyssenKrupp AG	341	5,627
United Internet AG Registered(a)	97	1,657
Volkswagen AG	26	3,912

		606,192
GREECE—0.02%
Coca-Cola Hellenic Bottling Co. SA(a)	160	2,789
OPAP SA(a)	284	1,510

		4,299
HONG KONG—1.32%
AIA Group Ltd.	8,800	28,688
ASM Pacific Technology Ltd.	200	2,458
Bank of East Asia Ltd. (The)	1,400	4,681
BOC Hong Kong (Holdings) Ltd.	3,500	9,628
Cathay Pacific Airways Ltd.	1,000	1,544
Cheung Kong (Holdings) Ltd.	2,000	23,064
CLP Holdings Ltd.	1,500	12,215
First Pacific Co. Ltd.	2,000	2,062
Foxconn International Holdings Ltd.(a)	3,000	1,225
Galaxy Entertainment Group Ltd.(a)	1,000	2,428
Hang Lung Group Ltd.	1,000	5,785
Hang Lung Properties Ltd.	2,000	6,378
Hang Seng Bank Ltd.	700	9,047
Henderson Land Development Co. Ltd.	1,000	5,038
Hong Kong and China Gas Co. Ltd. (The)	4,000	9,391
Hong Kong Exchanges and Clearing Ltd.(b)	900	12,710
Hopewell Holdings Ltd.	1,000	2,603
Hutchison Whampoa Ltd.	2,000	16,454
Hysan Development Co. Ltd.	1,000	3,943
Kerry Properties Ltd.	500	1,991
Li & Fung Ltd.	6,000	11,009
Lifestyle International Holdings Ltd.	1,000	2,165
Link REIT (The)	2,000	7,680
MTR Corp. Ltd.	1,000	3,228
New World Development Co. Ltd.	3,000	3,232
NWS Holdings Ltd.	2,000	2,938
PCCW Ltd.	5,000	1,830
Power Assets Holdings Ltd.	1,500	10,485
Sands China Ltd.	2,000	6,829
Shangri-La Asia Ltd.	2,000	3,932
Sino Land Co. Ltd.	2,000	2,763
SJM Holdings Ltd.	2,000	3,551
Sun Hung Kai Properties Ltd.	2,000	22,652
Swire Pacific Ltd. Class A	500	5,392
Wharf (Holdings) Ltd. (The)	1,000	5,225
Wheelock and Co. Ltd.	1,000	2,983

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Wynn Macau Ltd.	1,600	3,925
Yue Yuen Industrial (Holdings) Ltd.	500	1,556

		262,708
IRELAND—0.11%
CRH PLC	607	10,207
Elan Corp. PLC(a)	418	5,985
Kerry Group PLC Class A	109	4,704

		20,896
ISRAEL—0.25%
Bank Hapoalim Ltd.	784	2,504
Bank Leumi le-Israel	825	2,083
Bezeq The Israel Telecommunication Corp. Ltd.	1,514	1,909
Delek Group Ltd. (The)	9	1,477
Israel Chemicals Ltd.	385	3,991
Mizrahi Tefahot Bank Ltd.(a)	187	1,484
NICE Systems Ltd.(a)	50	1,871
Teva Pharmaceutical Industries Ltd.	861	34,495

		49,814
ITALY—0.80%
Assicurazioni Generali SpA	1,022	10,381
Atlantia SpA	257	3,173
Autogrill SpA	149	1,281
Banca Monte dei Paschi di Siena SpA(a)	4,155	1,035
Banco Popolare SpA(a)	1,518	1,685
Enel Green Power SpA	1,515	2,008
Enel SpA	5,761	16,398
Eni SpA	2,106	40,622
Exor SpA(a)	72	1,536
Fiat Industrial SpA	670	6,735
Fiat SpA(a)	670	3,148
Finmeccanica SpA(a)	354	1,177
Intesa Sanpaolo SpA(a)	8,403	10,421
Intesa Sanpaolo SpA RNC(a)	1,125	1,181
Luxottica Group SpA	96	3,104
Mediaset SpA	629	977
Mediobanca SpA	451	1,571
Pirelli & C. SpA	173	1,715
Prysmian SpA	177	2,499
Saipem SpA	235	9,124
Snam SpA	1,396	5,637
Telecom Italia SpA	8,457	6,980
Telecom Italia SpA RNC	4,742	3,242
Tenaris SA	414	6,593
Terna SpA	1,039	3,474
UniCredit SpA(a)	3,669	11,242
Unione di Banche Italiane ScpA	702	1,944

		158,883
JAPAN—8.79%
Advantest Corp.	200	2,714
AEON Co. Ltd.	600	7,269
AEON Credit Service Co. Ltd.	100	1,618
Aisin Seiki Co. Ltd.	200	6,262
Ajinomoto Co. Inc.	1,000	13,492
All Nippon Airways Co. Ltd.	1,000	2,729
Aozora Bank Ltd.	1,000	2,117
Asahi Glass Co. Ltd.	1,000	6,733
Asahi Group Holdings Ltd.	400	8,544
Asahi Kasei Corp.	1,000	5,407
ASICS Corp.	200	2,132
Astellas Pharma Inc.	400	15,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Bank of Yokohama Ltd. (The)	1,000	4,489
Benesse Holdings Inc.	100	4,502
Bridgestone Corp.	600	12,832
Brother Industries Ltd.	200	2,191
Canon Inc.	1,000	40,171
Casio Computer Co. Ltd.	300	1,748
Central Japan Railway Co.	1	8,136
Chiba Bank Ltd. (The)	1,000	5,637
Chubu Electric Power Co. Inc.	600	9,167
Chugai Pharmaceutical Co. Ltd.	200	3,609
Chugoku Electric Power Co. Inc. (The)	300	4,733
Citizen Holdings Co. Ltd.	300	1,729
Coca-Cola West Co. Ltd.	100	1,680
Credit Saison Co. Ltd.	200	3,823
Dai Nippon Printing Co. Ltd.	1,000	7,562
Dai-ichi Life Insurance Co. Ltd. (The)	8	8,019
Daiichi Sankyo Co. Ltd.	700	11,257
Daikin Industries Ltd.	200	5,155
Dainippon Sumitomo Pharma Co. Ltd.	200	1,913
Daito Trust Construction Co. Ltd.	100	8,799
Daiwa House Industry Co. Ltd.	1,000	12,753
Daiwa Securities Group Inc.	2,000	6,325
Dena Co. Ltd.	100	2,086
Denki Kagaku Kogyo K.K.	1,000	3,354
Denso Corp.	400	12,084
Dentsu Inc.	200	5,606
East Japan Railway Co.	300	17,847
Eisai Co. Ltd.	200	8,149
Electric Power Development Co. Ltd.	100	2,589
FamilyMart Co. Ltd.	100	4,540
FANUC Corp.	200	34,483
Fuji Electric Holdings Co. Ltd.	1,000	2,321
Fuji Heavy Industries Ltd.	1,000	7,703
FUJIFILM Holdings Corp.	400	7,493
Fujitsu Ltd.	2,000	8,748
Fukuoka Financial Group Inc.	1,000	3,686
Gree Inc.	100	1,600
Hachijuni Bank Ltd. (The)	1,000	4,782
Hakuhodo DY Holdings Inc.	30	1,880
Hamamatsu Photonics K.K.	100	3,494
Hankyu Hanshin Holdings Inc.	1,000	4,846
Hitachi Chemical Co. Ltd.	200	3,165
Hitachi Construction Machinery Co. Ltd.	100	1,928
Hitachi Ltd.	4,000	22,904
Hokkaido Electric Power Co. Inc.	200	2,510
Hokuriku Electric Power Co.	200	3,107
Honda Motor Co. Ltd.	1,400	44,849
Hoya Corp.	400	8,575
IBIDEN Co. Ltd.	100	1,765
IHI Corp.	1,000	2,053
INPEX Corp.	2	11,554
Isetan Mitsukoshi Holdings Ltd.	400	4,025
Isuzu Motors Ltd.	1,000	5,343
ITOCHU Corp.	1,400	15,336
Japan Real Estate Investment Corp.	1	8,825
Japan Retail Fund Investment Corp.	2	3,145
Japan Tobacco Inc.	4	22,292
JFE Holdings Inc.	400	6,489
JS Group Corp.	300	5,494
JSR Corp.	200	3,456
JTEKT Corp.	200	1,949
Jupiter Telecommunications Co. Ltd.	2	2,048
JX Holdings Inc.	2,100	10,659
Kajima Corp.	1,000	2,614
Kansai Electric Power Co. Inc. (The)	700	10,123
Kao Corp.	500	12,925
Kawasaki Heavy Industries Ltd.	1,000	2,653
KDDI Corp.	2	12,357
Kintetsu Corp.	2,000	6,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Kirin Holdings Co. Ltd.	1,000	11,490
Kobe Steel Ltd.	3,000	3,596
Komatsu Ltd.	800	19,160
Konami Corp.	100	2,113
Konica Minolta Holdings Inc.	500	3,584
Kubota Corp.	1,000	8,570
Kuraray Co. Ltd.	400	5,091
Kurita Water Industries Ltd.	100	2,192
Kyocera Corp.	100	8,276
Kyushu Electric Power Co. Inc.	300	3,650
Makita Corp.	100	3,401
Marubeni Corp.	1,000	6,402
Marui Group Co. Ltd.	200	1,410
Mazda Motor Corp.(a)	3,000	3,826
Medipal Holdings Corp.	200	2,535
Mitsubishi Chemical Holdings Corp.	1,000	4,412
Mitsubishi Corp.	1,200	23,490
Mitsubishi Electric Corp.	2,000	15,737
Mitsubishi Estate Co. Ltd.	1,000	15,546
Mitsubishi Heavy Industries Ltd.	3,000	12,128
Mitsubishi Materials Corp.	1,000	2,729
Mitsubishi Motors Corp.(a)	3,000	2,946
Mitsubishi Tanabe Pharma Corp.	300	3,948
Mitsubishi UFJ Financial Group Inc.	11,200	48,562
Mitsubishi UFJ Lease & Finance Co. Ltd.	50	1,875
Mitsui & Co. Ltd.	1,500	21,118
Mitsui Chemicals Inc.	1,000	2,538
Mitsui Fudosan Co. Ltd.	1,000	16,680
Mitsui O.S.K. Lines Ltd.	1,000	3,533
Mizuho Financial Group Inc.	20,000	29,331
MS&AD Insurance Group Holdings Inc.	500	7,677
Murata Manufacturing Co. Ltd.	200	10,381
Nabtesco Corp.	100	2,239
Namco Bandai Holdings Inc.	200	2,433
NEC Corp.(a)	2,000	2,882
NHK Spring Co. Ltd.	200	2,122
Nidec Corp.	100	8,162
Nikon Corp.	300	8,356
Nintendo Co. Ltd.	100	11,643
Nippon Express Co. Ltd.	1,000	3,915
Nippon Paper Group Inc.(b)	100	1,539
Nippon Steel Corp.	5,000	11,222
Nippon Telegraph and Telephone Corp.	400	17,242
Nippon Yusen K.K.	1,000	2,678
Nissan Motor Co. Ltd.	2,200	21,266
Nissin Foods Holdings Co. Ltd.	100	3,650
Nitori Holdings Co. Ltd.	50	4,514
Nitto Denko Corp.	100	4,055
NKSJ Holdings Inc.	300	5,517
NOK Corp.	100	2,103
Nomura Holdings Inc.	3,300	10,900
Nomura Real Estate Holdings Inc.	100	1,562
Nomura Research Institute Ltd.	100	2,162
NTN Corp.	1,000	3,252
NTT Data Corp.	1	2,873
NTT DoCoMo Inc.	14	22,335
NTT Urban Development Corp.	3	2,165
Obayashi Corp.	1,000	3,877
Odakyu Electric Railway Co. Ltd.	1,000	9,067
Oji Paper Co. Ltd.	1,000	3,775
Olympus Corp.(a)	200	3,206
Omron Corp.	200	3,961
Ono Pharmaceutical Co. Ltd.	100	5,643
Oriental Land Co. Ltd.	100	10,904
ORIX Corp.	100	8,646
Osaka Gas Co. Ltd.	2,000	7,830
Otsuka Holdings Co. Ltd.	300	9,434
Panasonic Corp.	2,000	13,263
Rakuten Inc.	6	6,412

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Resona Holdings Inc.	1,600	6,019
Ricoh Co. Ltd.	1,000	7,269
Rohm Co. Ltd.	100	3,629
Sankyo Co. Ltd.	100	4,821
Santen Pharmaceutical Co. Ltd.	100	3,620
SBI Holdings Inc.	21	1,369
Secom Co. Ltd.	200	8,838
Sega Sammy Holdings Inc.	200	3,553
Seiko Epson Corp.	200	2,033
Sekisui House Ltd.	1,000	8,455
Seven & I Holdings Co. Ltd.	600	18,050
Seven Bank Ltd.	1,000	2,232
Sharp Corp.(b)	1,000	5,241
Shikoku Electric Power Co. Inc.	100	2,347
Shimano Inc.	100	6,077
Shin-Etsu Chemical Co. Ltd.	400	20,557
Shinsei Bank Ltd.	2,000	2,117
Shionogi & Co. Ltd.	200	2,520
Shiseido Co. Ltd.	300	4,717
Shizuoka Bank Ltd. (The)	1,000	9,756
Showa Denko K.K.	2,000	3,979
Showa Shell Sekiyu K.K.	300	1,779
SMC Corp.	100	16,425
SoftBank Corp.	800	24,995
Sojitz Corp.	1,100	1,739
Sony Corp.	900	12,051
Sony Financial Holdings Inc.	200	2,867
Stanley Electric Co. Ltd.	200	2,770
Sumco Corp.(a)	200	1,686
Sumitomo Chemical Co. Ltd.	1,000	3,150
Sumitomo Corp.	1,000	13,429
Sumitomo Electric Industries Ltd.	700	8,123
Sumitomo Heavy Industries Ltd.	1,000	4,425
Sumitomo Metal Industries Ltd.	3,000	4,859
Sumitomo Mitsui Financial Group Inc.	1,200	35,029
Sumitomo Mitsui Trust Holdings Inc.	3,000	7,575
Sumitomo Rubber Industries Inc.	200	2,423
Suzuken Co. Ltd.	100	3,109
Suzuki Motor Corp.	300	6,244
Sysmex Corp.	100	4,106
T&D Holdings Inc.	600	5,723
Taiheiyo Cement Corp.	1,000	2,028
Taisei Corp.	1,000	2,436
Takeda Pharmaceutical Co. Ltd.	700	29,235
TDK Corp.	100	4,330
Teijin Ltd.	1,000	2,971
Terumo Corp.	200	7,190
THK Co. Ltd.	100	1,894
Tobu Railway Co. Ltd.	1,000	4,897
Toho Co. Ltd.	200	3,186
Tohoku Electric Power Co. Inc.(a)	400	3,673
Tokio Marine Holdings Inc.	700	15,238
Tokyo Electric Power Co. Inc. (The)(a)	1,200	2,418
Tokyo Electron Ltd.	200	9,029
Tokyo Gas Co. Ltd.	2,000	9,488
Tokyu Corp.	1,000	4,438
Tokyu Land Corp.	1,000	4,425
Toray Industries Inc.	1,000	6,682
Toshiba Corp.	4,000	15,048
Tosoh Corp.	1,000	2,538
Toyo Seikan Kaisha Ltd.	200	2,265
Toyota Boshoku Corp.	200	2,140
Toyota Industries Corp.	200	5,295
Toyota Motor Corp.	2,400	93,043
Toyota Tsusho Corp.	200	3,691
Trend Micro Inc.	100	2,739
Ube Industries Ltd.	1,000	2,295
Unicharm Corp.	100	5,401
Ushio Inc.	100	1,115

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

USS Co. Ltd.	30	3,042
West Japan Railway Co.	200	7,843
Yahoo! Japan Corp.	13	3,782
Yakult Honsha Co. Ltd.	100	3,484
Yamada Denki Co. Ltd.	70	3,513
Yamaha Corp.	200	1,711
Yamaha Motor Co. Ltd.	300	2,980
Yamato Holdings Co. Ltd.	400	6,223
Yamato Kogyo Co. Ltd.	100	2,707
Yokogawa Electric Corp.	200	1,691

		1,747,897
NETHERLANDS—1.03%
AEGON NV	1,394	5,871
Akzo Nobel NV	202	9,226
ASML Holding NV	375	17,202
Core Laboratories NV	100	12,790
Corio NV	51	2,115
Delta Lloyd NV	90	1,114
Fugro NV CVA	61	3,507
Heineken Holding NV	103	4,170
Heineken NV	227	10,819
ING Groep NV CVA(a)	3,369	19,457
Koninklijke Ahold NV	1,024	12,029
Koninklijke DSM NV	135	6,422
Koninklijke KPN NV	1,303	12,317
Koninklijke Philips Electronics NV	888	15,701
Randstad Holding NV	106	2,871
Reed Elsevier NV	610	6,326
Royal Boskalis Westminster NV CVA	63	1,879
Royal Vopak NV	70	4,126
SBM Offshore NV(a)	151	1,972
Sensata Technologies Holding NV(a)	72	2,211
TNT Express NV	310	3,450
Unilever NV CVA	1,428	44,927
Wolters Kluwer NV	272	3,950

		204,452
NEW ZEALAND—0.05%
Auckland International Airport Ltd.	872	1,687
Contact Energy Ltd.(a)	399	1,463
Fletcher Building Ltd.	528	2,496
SKYCITY Entertainment Group Ltd.	561	1,501
Telecom Corp. of New Zealand Ltd.	1,596	3,094

		10,241
NORWAY—0.36%
Aker Solutions ASA	147	1,934
DNB ASA	861	7,762
Gjensidige Forsikring ASA	174	1,860
Norsk Hydro ASA	818	3,395
Orkla ASA	684	4,628
Seadrill Ltd.	292	9,636
Statoil ASA	979	22,088
Subsea 7 SA(a)	251	4,940
Telenor ASA	638	9,327
Yara International ASA	163	6,137

		71,707
PORTUGAL—0.07%
Banco Espirito Santo SA Registered(a)	2,546	1,436
CIMPOR-Cimentos de Portugal SGPS SA(a)	221	1,509
Energias de Portugal SA	1,619	3,363
Galp Energia SGPS SA Class B	202	2,404

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Jeronimo Martins SGPS SA	189	3,357
Portugal Telecom SGPS SA Registered	509	1,922

		13,991
SINGAPORE—0.71%
Ascendas REIT	2,000	3,181
CapitaLand Ltd.	2,000	3,942
CapitaMall Trust Management Ltd.	3,000	4,225
CapitaMalls Asia Ltd.	2,000	2,188
ComfortDelGro Corp. Ltd.(b)	2,000	2,281
DBS Group Holdings Ltd.	2,000	20,516
Fraser and Neave Ltd.	1,000	4,966
Genting Singapore PLC	6,000	6,984
Global Logistic Properties Ltd.(a)	2,000	3,228
Golden Agri-Resources Ltd.	6,000	3,026
Hutchison Port Holdings Trust	4,000	2,860
Keppel Corp. Ltd.	1,000	7,744
Neptune Orient Lines Ltd.(a)	2,000	1,653
Noble Group Ltd.	4,000	3,461
Olam International Ltd.(b)	1,000	1,292
Oversea-Chinese Banking Corp. Ltd.	2,000	12,974
SembCorp Industries Ltd.	1,000	3,748
SembCorp Marine Ltd.	1,000	3,468
Singapore Exchange Ltd.	1,000	4,803
Singapore Technologies Engineering Ltd.	1,000	2,297
Singapore Telecommunications Ltd.	7,000	16,838
United Overseas Bank Ltd.	1,000	13,727
UOL Group Ltd.	1,000	3,414
Wilmar International Ltd.(b)	2,000	5,680
Yangzijiang Shipbuilding (Holdings) Ltd.	3,000	2,409

		140,905
SPAIN—0.95%
Abertis Infraestructuras SA	342	4,353
Acciona SA	20	1,050
Acerinox SA	112	1,112
Actividades de Construcciones y Servicios SA	124	2,058
Amadeus IT Holding SA Class A	271	4,964
Banco Bilbao Vizcaya Argentaria SA	4,095	23,301
Banco de Sabadell SA	2,375	3,879
Banco Popular Espanol SA(b)	837	1,687
Banco Santander SA	8,225	43,679
Bankia SA(a)(b)	727	938
CaixaBank SA	646	1,612
Distribuidora Internacional de Alimentacion SA(a)	504	2,207
Enagas SA	144	2,249
Ferrovial SA	314	2,970
Gas Natural SDG SA	303	3,289
Grifols SA(a)	120	2,722
Iberdrola SA	3,359	12,771
Industria de Diseno Textil SA	191	15,780
International Consolidated Airlines Group SA(a)	908	1,988
Mapfre SA	639	1,237
Red Electrica Corporacion SA	91	3,367
Repsol YPF SA	701	10,470
Telefonica SA	3,597	39,747
Zardoya Otis SA	134	1,478

		188,908
SWEDEN—1.21%
Alfa Laval AB	294	4,840
Assa Abloy AB Class B	279	7,218
Atlas Copco AB Class A	691	13,904
Atlas Copco AB Class B	231	4,140
Boliden AB	254	3,238

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Electrolux AB Class B	198	3,750
Elekta AB Class B	77	3,689
Getinge AB Class B	157	3,898
Hennes & Mauritz AB Class B	830	24,635
Hexagon AB Class B	223	3,941
Holmen AB Class B	55	1,405
Husqvarna AB Class B	389	1,802
Investment AB Kinnevik Class B	176	3,086
Investor AB Class B	397	6,923
Lundin Petroleum AB(a)	195	3,433
Millicom International Cellular SA SDR	65	5,556
Modern Times Group MTG AB Class B	44	1,771
Nordea Bank AB	2,302	17,002
Ratos AB Class B	168	1,482
Sandvik AB	893	11,115
Scania AB Class B	285	4,519
Securitas AB Class B	269	1,961
Skandinaviska Enskilda Banken AB Class A	1,241	6,861
Skanska AB Class B	349	4,627
SKF AB Class B	345	6,800
SSAB AB Class A	162	1,242
Svenska Cellulosa AB Class B	493	7,011
Svenska Handelsbanken AB Class A	429	11,978
Swedbank AB Class A	693	9,836
Swedish Match AB	186	7,035
Tele2 AB Class B	270	4,007
Telefonaktiebolaget LM Ericsson Class B	2,637	22,378
TeliaSonera AB	1,910	11,632
Volvo AB Class B	1,221	13,695

		240,410
SWITZERLAND—3.47%
ABB Ltd. Registered(a)	1,929	30,193
Actelion Ltd. Registered(a)	98	3,698
Adecco SA Registered(a)	113	4,384
Aryzta AG(a)	64	2,885
Baloise Holding AG Registered	35	2,157
Barry Callebaut AG Registered(a)	2	1,770
Compagnie Financiere Richemont SA Class A Bearer	459	26,144
Credit Suisse Group AG Registered	1,003	19,002
GAM Holding AG(a)	173	1,816
Geberit AG Registered(a)	36	6,965
Givaudan SA Registered(a)	9	8,340
Holcim Ltd. Registered(a)	211	11,204
Julius Baer Group Ltd.(a)	182	5,705
Kuehne & Nagel International AG Registered	47	4,991
Lindt & Spruengli AG Participation Certificates(a)	2	5,806
Lonza Group AG Registered(a)	38	1,350
Nestle SA Registered	2,903	164,456
Novartis AG Registered	2,027	105,235
Pargesa Holding SA Bearer	24	1,310
Partners Group Holding AG	13	2,154
Roche Holding AG Genusschein	616	96,100
Schindler Holding AG Participation Certificates	42	4,642
Schindler Holding AG Registered	40	4,454
SGS SA Registered	6	10,811
Sika AG Bearer	2	3,612
Sonova Holding AG Registered(a)	41	3,840
Sulzer AG Registered	22	2,622
Swatch Group AG (The) Bearer	29	11,146
Swatch Group AG (The) Registered	26	1,724
Swiss Life Holding AG Registered(a)	26	2,083
Swiss Prime Site AG Registered(a)	48	3,828
Swiss Re AG(a)	304	17,519
Swisscom AG Registered	19	6,898
Syngenta AG Registered	85	27,204
Synthes Inc.(c)	57	9,303
Transocean Ltd.	303	12,139

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

UBS AG Registered(a)	3,200	36,059
Zurich Insurance Group AG(a)	128	26,160

		689,709
UNITED KINGDOM—9.38%
3i Group PLC	840	2,259
Aberdeen Asset Management PLC	528	1,975
Admiral Group PLC	190	3,038
Aggreko PLC	230	7,781
AMEC PLC	290	4,312
Anglo American PLC	1,167	35,403
Antofagasta PLC	354	5,459
Aon PLC	258	11,997
ARM Holdings PLC	1,176	9,168
Associated British Foods PLC	306	5,595
AstraZeneca PLC	1,152	46,420
Aviva PLC	2,507	10,090
Babcock International Group PLC	310	4,056
BAE Systems PLC	2,934	12,319
Balfour Beatty PLC	588	2,455
Barclays PLC	10,147	27,534
BG Group PLC	2,965	56,702
BHP Billiton PLC	1,862	48,563
BP PLC	16,603	100,915
British American Tobacco PLC	1,738	81,816
British Land Co. PLC	730	5,427
British Sky Broadcasting Group PLC	1,014	10,738
BT Group PLC	6,814	21,636
Bunzl PLC	283	4,456
Burberry Group PLC	382	8,037
Capita PLC	766	7,286
Capital Shopping Centres Group PLC	468	2,224
Carnival PLC	161	5,169
Centrica PLC	4,520	21,525
Cobham PLC	954	3,282
Compass Group PLC	1,657	16,220
Croda International PLC	115	3,958
Delphi Automotive PLC(a)	73	2,119
Diageo PLC	2,196	52,288
Eurasian Natural Resources Corp.	224	1,457
Experian PLC	886	12,341
Fresnillo PLC	162	3,361
G4S PLC	1,249	5,310
GKN PLC	1,255	3,535
GlaxoSmithKline PLC	4,462	98,757
Glencore International PLC	1,217	6,378
Hammerson PLC	602	3,862
HSBC Holdings PLC	15,977	125,291
ICAP PLC	484	2,536
IMI PLC	234	3,187
Imperial Tobacco Group PLC	896	32,298
Inmarsat PLC	387	2,560
InterContinental Hotels Group PLC	256	6,013
International Power PLC	1,329	8,469
Intertek Group PLC	137	5,577
Invensys PLC	711	2,400
Investec PLC	344	1,767
ITV PLC	3,296	3,698
J Sainsbury PLC	981	4,350
Johnson Matthey PLC	187	6,251
Kazakhmys PLC	187	1,914
Kingfisher PLC	2,074	9,002
Land Securities Group PLC	673	7,344
Legal & General Group PLC	5,109	8,681
Lloyds Banking Group PLC(a)	36,111	14,106
London Stock Exchange Group PLC	122	1,878
Lonmin PLC	138	1,494
Man Group PLC	1,651	1,852

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Marks & Spencer Group PLC	1,385	7,065
Meggitt PLC	675	3,922
National Grid PLC	3,063	30,644
Next PLC	156	7,273
Old Mutual PLC	5,019	10,939
Pearson PLC	720	12,600
Petrofac Ltd.	224	5,334
Prudential PLC	2,219	23,156
Randgold Resources Ltd.	81	6,477
Reckitt Benckiser Group PLC	544	28,837
Reed Elsevier PLC	1,088	8,005
Resolution Ltd.	1,231	3,655
Rexam PLC	755	4,685
Rio Tinto PLC	1,231	52,672
Rolls-Royce Holdings PLC(a)	1,645	20,812
Rowan Companies PLC(a)	112	3,360
Royal Bank of Scotland Group PLC(a)	15,533	4,777
Royal Dutch Shell PLC Class A	3,273	101,307
Royal Dutch Shell PLC Class B	2,334	74,668
RSA Insurance Group PLC	3,024	4,599
SABMiller PLC	831	30,633
Sage Group PLC (The)	1,166	4,603
Schroders PLC	97	1,783
SEGRO PLC	640	2,100
Serco Group PLC	424	3,426
Severn Trent PLC	197	5,218
Shire PLC	493	13,871
Smith & Nephew PLC	714	6,660
Smiths Group PLC	342	5,264
SSE PLC	808	16,453
Standard Chartered PLC	2,083	41,967
Standard Life PLC	2,025	6,380
Tate & Lyle PLC	407	4,210
Tesco PLC	7,018	32,681
TUI Travel PLC	588	1,487
Tullow Oil PLC	797	17,444
Unilever PLC	1,124	35,309
United Utilities Group PLC	598	6,047
Vedanta Resources PLC	105	1,501
Vodafone Group PLC	44,527	118,563
Weir Group PLC (The)	184	4,373
Whitbread PLC	154	4,416
Wm Morrison Supermarkets PLC	2,017	8,575
Wolseley PLC	249	8,462
WPP PLC	1,114	13,271
Xstrata PLC	1,841	26,140

		1,863,515
UNITED STATES—54.38%
3M Co.	570	48,114
Abbott Laboratories	1,368	84,529
Abercrombie & Fitch Co. Class A	78	2,616
Accenture PLC Class A	565	32,262
ACE Ltd.	298	21,554
Activision Blizzard Inc.	438	5,142
Adobe Systems Inc.(a)	434	13,476
Advance Auto Parts Inc.	69	5,033
Advanced Micro Devices Inc.(a)	491	2,985
AES Corp. (The)(a)	576	6,964
Aetna Inc.	328	13,412
Affiliated Managers Group Inc.(a)	36	3,711
Aflac Inc.	411	16,473
AGCO Corp.(a)	86	3,458
Agilent Technologies, Inc.	297	12,076
Air Products and Chemicals Inc.	187	14,780
Airgas Inc.	63	5,469
Akamai Technologies Inc.(a)	163	4,782
Albemarle Corp.	74	4,492

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Alcoa Inc.	918	7,849
Alexion Pharmaceuticals Inc.(a)	163	14,763
Alleghany Corp.(a)	10	3,290
Allegheny Technologies Inc.	89	2,859
Allergan Inc.	270	24,368
Alliance Data Systems Corp.(a)	45	5,670
Alliant Energy Corp.	97	4,238
Allstate Corp. (The)	453	15,375
Alpha Natural Resources Inc.(a)	194	2,033
Altera Corp.	279	9,321
Altria Group Inc.	1,820	58,586
Amazon.com Inc.(a)	319	67,918
Ameren Corp.	213	6,882
American Capital Agency Corp.	251	8,200
American Electric Power Co. Inc.	424	16,328
American Express Co.	935	52,201
American International Group Inc.(a)	509	14,853
American Tower Corp.	339	21,994
American Water Works Co. Inc.	153	5,234
Ameriprise Financial Inc.	201	9,632
AmerisourceBergen Corp.	240	8,878
AMETEK Inc.	141	7,150
Amgen Inc.	699	48,594
Amphenol Corp. Class A	149	7,925
Anadarko Petroleum Corp.	436	26,596
Analog Devices Inc.	260	9,456
Annaly Capital Management Inc.(b)	856	14,227
ANSYS Inc.(a)	87	5,383
Apache Corp.	337	27,425
Apollo Group Inc. Class A(a)	110	3,500
Apple Inc.(a)	819	473,161
Applied Materials Inc.	1,132	11,694
Arch Capital Group Ltd.(a)	116	4,435
Archer-Daniels-Midland Co.	592	18,873
Arrow Electronics Inc.(a)	99	3,357
Assurant Inc.	83	2,771
AT&T Inc.	5,194	177,479
Autodesk Inc.(a)	200	6,404
Autoliv Inc.	78	4,509
Automatic Data Processing Inc.	431	22,477
AutoZone Inc.(a)	31	11,788
Avago Technologies Ltd.(b)	200	6,620
AvalonBay Communities Inc.	84	11,739
Avery Dennison Corp.	88	2,562
Avnet Inc.(a)	133	4,055
Avon Products Inc.	374	6,190
Axis Capital Holdings Ltd.	107	3,520
Baker Hughes Inc.	384	16,024
Ball Corp.	133	5,316
Bank of America Corp.	9,257	68,039
Bank of New York Mellon Corp. (The)	1,076	21,907
Baxter International Inc.	498	25,209
BB&T Corp.	607	18,344
Beam Inc.	122	7,388
Becton, Dickinson and Co.	195	14,260
Bed Bath & Beyond Inc.(a)(b)	221	15,967
Berkshire Hathaway Inc. Class B(a)	795	63,091
Best Buy Co. Inc.	279	5,223
Biogen Idec Inc.(a)	203	26,542
BlackRock Inc.(d)	117	19,984
BMC Software Inc.(a)	154	6,517
Boeing Co. (The)	617	42,949
BorgWarner Inc.(a)	96	6,888
Boston Properties Inc.	132	13,587
Boston Scientific Corp.(a)	1,318	7,565
Bristol-Myers Squibb Co.	1,496	49,877
Broadcom Corp. Class A(a)	420	13,587
Brown-Forman Corp. Class B NVS	70	6,103
Bunge Ltd.	130	7,735

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

C.H. Robinson Worldwide Inc.	149	8,681
C.R. Bard Inc.	76	7,386
CA Inc.	352	8,754
Cablevision NY Group Class A	178	2,036
Cabot Oil & Gas Corp.	184	5,987
Calpine Corp.(a)	280	4,704
Cameron International Corp.(a)	216	9,869
Campbell Soup Co.	142	4,501
Capital One Financial Corp.	423	21,730
Cardinal Health Inc.	302	12,497
CareFusion Corp.(a)	193	4,678
CarMax Inc.(a)	198	5,586
Carnival Corp.	398	12,772
Caterpillar Inc.	565	49,505
CBRE Group Inc. Class A(a)	254	4,178
CBS Corp. Class B NVS	551	17,588
Celanese Corp. Series A	136	5,414
Celgene Corp.(a)	381	26,003
CenterPoint Energy Inc.	349	7,060
CenturyLink Inc.	540	21,179
Cerner Corp.(a)	126	9,823
CF Industries Holdings Inc.	63	10,770
Charles Schwab Corp. (The)	934	11,638
Chesapeake Energy Corp.	578	9,768
Chevron Corp.	1,735	170,568
Chipotle Mexican Grill Inc.(a)	27	11,153
Chubb Corp. (The)	253	18,234
Church & Dwight Co. Inc.	126	6,708
Cigna Corp.	251	11,021
Cimarex Energy Co.	76	4,049
Cincinnati Financial Corp.	137	4,943
Cintas Corp.	102	3,764
Cisco Systems Inc.	4,727	77,192
CIT Group Inc.(a)	200	6,838
Citigroup Inc.	2,556	67,760
Citrix Systems Inc.(a)	166	12,131
Cliffs Natural Resources Inc.	130	6,211
Clorox Co. (The)	109	7,499
CME Group Inc.	57	14,681
CMS Energy Corp.	269	6,268
Coach Inc.	253	17,065
Cobalt International Energy Inc.(a)	151	3,420
Coca-Cola Co. (The)	1,783	133,244
Coca-Cola Enterprises Inc.	278	7,606
Cognizant Technology Solutions Corp. Class A(a)	268	15,611
Colgate-Palmolive Co.	429	42,171
Comcast Corp. Class A	1,962	56,721
Comcast Corp. Class A Special NVS	431	12,378
Comerica Inc.	167	5,080
Computer Sciences Corp.	128	3,410
ConAgra Foods Inc.	362	9,104
Concho Resources Inc.(a)	87	7,633
ConocoPhillips	1,067	55,655
CONSOL Energy Inc.	199	5,588
Consolidated Edison Inc.	258	15,573
Constellation Brands Inc. Class A(a)	165	3,183
Continental Resources Inc.(a)	41	2,987
Cooper Industries PLC	145	10,223
Corning Inc.	1,371	17,809
Costco Wholesale Corp.	388	33,519
Coventry Health Care Inc.	130	3,952
Covidien PLC	432	22,369
Cree Inc.(a)	96	2,407
Crown Castle International Corp.(a)	255	13,923
Crown Holdings Inc.(a)	133	4,534
CSX Corp.	956	19,971
Cummins Inc.	163	15,803
CVS Caremark Corp.	1,136	51,052
D.R. Horton Inc.	244	4,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Danaher Corp.	514	26,713
Darden Restaurants Inc.	121	6,259
DaVita Inc.(a)	82	6,663
Deere & Co.	333	24,599
Dell Inc.(a)	1,335	16,461
Delta Air Lines Inc.(a)	206	2,493
Denbury Resources Inc.(a)	350	5,292
DENTSPLY International Inc.	125	4,625
Devon Energy Corp.	347	20,653
Diamond Offshore Drilling Inc.	63	3,665
Dick’s Sporting Goods Inc.	79	3,674
Digital Realty Trust Inc.	86	6,086
DIRECTV Class A(a)	595	26,448
Discover Financial Services	480	15,893
Discovery Communications Inc. Series A(a)	112	5,611
Discovery Communications Inc. Series C NVS(a)	121	5,637
DISH Network Corp. Class A	184	5,159
Dolby Laboratories Inc. Class A(a)	47	2,016
Dollar General Corp.(a)	163	7,972
Dollar Tree Inc.(a)	115	11,866
Dominion Resources Inc.	499	25,978
Dover Corp.	165	9,332
Dow Chemical Co. (The)	1,035	32,147
Dr Pepper Snapple Group Inc.	182	7,509
DTE Energy Co.	150	8,525
Duke Energy Corp.	1,163	25,563
Duke Realty Corp.	215	2,976
Dun & Bradstreet Corp. (The)	44	2,973
E.I. du Pont de Nemours and Co.	819	39,525
Eastman Chemical Co.	124	5,773
Eaton Corp.	285	12,158
Eaton Vance Corp.	94	2,288
eBay Inc.(a)	1,019	39,935
Ecolab Inc.	264	16,687
Edison International	274	12,319
Edwards Lifesciences Corp.(a)(b)	101	8,622
Electronic Arts Inc.(a)	289	3,936
Eli Lilly and Co.	915	37,469
EMC Corp.(a)	1,808	43,121
Emerson Electric Co.	654	30,588
Energen Corp.	63	2,781
Energizer Holdings Inc.(a)	61	4,448
Entergy Corp.	157	10,131
EOG Resources Inc.	236	23,435
EQT Corp.	124	5,751
Equifax Inc.	110	4,969
Equinix Inc.(a)	40	6,524
Equity Residential	270	16,497
Estee Lauder Companies Inc. (The) Class A	210	11,372
Everest Re Group Ltd.	50	5,106
Exelon Corp.	738	27,291
Expedia Inc.	66	3,029
Expeditors International of Washington Inc.	184	7,038
Express Scripts Holding Co.(a)	682	35,594
Exxon Mobil Corp.	4,141	325,607
F5 Networks Inc.(a)	72	7,451
Family Dollar Stores Inc.	82	5,556
Fastenal Co.	248	10,969
Federal Realty Investment Trust	55	5,405
FedEx Corp.	264	23,533
Fidelity National Financial Inc. Class A	183	3,448
Fidelity National Information Services Inc.	212	6,949
Fifth Third Bancorp	788	10,520
First Republic Bank(a)	81	2,543
FirstEnergy Corp.	368	17,219
Fiserv Inc.(a)(b)	124	8,361
Flextronics International Ltd.(a)	632	4,057
FLIR Systems Inc.	139	2,965
Flowserve Corp.	49	5,036

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Fluor Corp.	154	7,220
FMC Corp.	130	6,626
FMC Technologies Inc.(a)	213	8,571
Ford Motor Co.	3,092	32,652
Forest Laboratories Inc.(a)	239	8,365
Fossil Inc.(a)	48	3,512
Franklin Resources Inc.	137	14,630
Freeport-McMoRan Copper & Gold Inc.	839	26,882
Frontier Communications Corp.(b)	811	3,033
GameStop Corp. Class A(b)	124	2,378
Gap Inc. (The)	280	7,420
Garmin Ltd.	100	4,296
General Dynamics Corp.	268	17,155
General Electric Co.	9,288	177,308
General Growth Properties Inc.	380	6,365
General Mills Inc.	577	22,088
General Motors Co.(a)	682	15,140
Genuine Parts Co.	140	8,820
Genworth Financial Inc. Class A(a)	422	2,211
Gilead Sciences Inc.(a)	679	33,916
Goldman Sachs Group Inc. (The)	422	40,385
Goodrich Corp.	113	14,212
Goodyear Tire & Rubber Co. (The)(a)	213	2,226
Google Inc. Class A(a)	228	132,436
Green Mountain Coffee Roasters Inc.(a)(b)	114	2,690
H&R Block Inc.	264	4,031
H.J. Heinz Co.	282	14,969
Halliburton Co.	807	24,258
Harley-Davidson Inc.	207	9,973
Harris Corp.	105	4,177
Hartford Financial Services Group Inc. (The)	369	6,207
Hasbro Inc.	105	3,719
HCA Holdings Inc.	152	3,950
HCP Inc.	359	14,662
Health Care REIT Inc.	168	9,319
Helmerich & Payne Inc.	96	4,349
Henry Schein Inc.(a)	77	5,722
Herbalife Ltd.	104	4,658
Hershey Co. (The)	146	9,762
Hertz Global Holdings Inc.(a)	234	3,185
Hess Corp.	269	11,755
Hewlett-Packard Co.	1,727	39,168
HollyFrontier Corp.	181	5,336
Hologic Inc.(a)	225	3,771
Home Depot Inc. (The)	1,343	66,264
Honeywell International Inc.	652	36,290
Hormel Foods Corp.	126	3,769
Hospira Inc.(a)	144	4,501
Host Hotels & Resorts Inc.(b)	616	9,400
Hudson City Bancorp Inc.	392	2,430
Humana Inc.	146	11,153
IHS Inc. Class A(a)	37	3,663
Illinois Tool Works Inc.	388	21,786
Illumina Inc.(a)(b)	109	4,694
Ingersoll-Rand PLC	254	10,493
Integrys Energy Group Inc.	71	3,841
Intel Corp.	4,363	112,740
IntercontinentalExchange Inc.(a)	65	7,959
International Business Machines Corp.	968	186,727
International Flavors & Fragrances Inc.	72	4,059
International Game Technology	265	3,790
International Paper Co.	364	10,629
Interpublic Group of Companies Inc. (The)	417	4,333
Intuit Inc.	254	14,282
Intuitive Surgical Inc.(a)	35	18,309
Invesco Ltd.	377	8,200
Iron Mountain Inc.	110	3,119
J.B. Hunt Transport Services Inc.	88	5,027
J.C. Penney Co. Inc.	143	3,751

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

J.M. Smucker Co. (The)	100	7,656
J.P. Morgan Chase & Co.	3,323	110,157
Jacobs Engineering Group Inc.(a)(b)	112	3,978
Johnson & Johnson	2,404	150,082
Johnson Controls Inc.	595	17,933
Joy Global Inc.	92	5,139
Juniper Networks Inc.(a)	461	7,929
Kansas City Southern Industries Inc.	98	6,466
KBR Inc.	133	3,388
Kellogg Co.	224	10,927
KeyCorp	811	6,083
Kimberly-Clark Corp.	337	26,741
Kimco Realty Corp.	350	6,283
Kinder Morgan Inc.	383	13,090
Kinder Morgan Management LLC(a)(b)	78	5,540
KLA-Tencor Corp.	148	6,783
Kohl’s Corp.	205	9,393
Kraft Foods Inc. Class A	1,477	56,525
Kroger Co. (The)	505	11,115
L-3 Communications Holdings Inc.	94	6,410
Laboratory Corp. of America Holdings(a)	88	7,329
Lam Research Corp.(a)	107	3,991
Las Vegas Sands Corp.	352	16,255
Legg Mason Inc.	122	3,105
Leggett & Platt Inc.	120	2,495
Leucadia National Corp.	179	3,637
Level 3 Communications Inc.(a)	98	2,081
Liberty Global Inc. Series A(a)	132	6,098
Liberty Global Inc. Series C NVS(a)	95	4,246
Liberty Interactive Corp. Series A(a)	497	8,330
Liberty Media Corp. Series A(a)	96	8,138
Liberty Property Trust	101	3,502
Life Technologies Corp.(a)	158	6,464
Limited Brands Inc.	227	10,070
Lincoln National Corp.	251	5,188
Linear Technology Corp.	196	5,688
Lockheed Martin Corp.	254	21,031
Loews Corp.	286	11,123
Lorillard Inc.	119	14,708
Lowe’s Companies Inc.	1,109	29,632
LSI Corp.(a)	482	3,205
Lululemon Athletica Inc.(a)(b)	90	6,538
LyondellBasell Industries NV Class A	252	9,944
M&T Bank Corp.	99	8,051
Macerich Co. (The)	115	6,561
Macy’s Inc.	383	14,573
Manpower Inc.	72	2,588
Marathon Oil Corp.	632	15,743
Marathon Petroleum Corp.	312	11,254
Marriott International Inc. Class A	244	9,445
Marsh & McLennan Companies Inc.	475	15,191
Martin Marietta Materials Inc.	41	2,766
Marvell Technology Group Ltd.(a)	448	5,613
Masco Corp.	309	3,915
MasterCard Inc. Class A	95	38,618
Mattel Inc.	297	9,246
Maxim Integrated Products Inc.	253	6,365
McCormick & Co. Inc. NVS	105	5,918
McDonald’s Corp.	882	78,798
McGraw-Hill Companies Inc. (The)	224	9,717
McKesson Corp.	218	19,027
MDU Resources Group Inc.	163	3,663
Mead Johnson Nutrition Co. Class A	186	15,018
MeadWestvaco Corp.	148	4,070
Medtronic Inc.	927	34,151
Merck & Co. Inc.	2,665	100,151
MetLife Inc.	739	21,586
MetroPCS Communications Inc.(a)	217	1,389
MGM Resorts International(a)	291	3,152

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Microchip Technology Inc.	165	5,118
Micron Technology Inc.(a)	779	4,549
Microsoft Corp.	6,634	193,646
Mohawk Industries Inc.(a)	50	3,405
Molson Coors Brewing Co. Class B NVS	142	5,460
Monsanto Co.	469	36,207
Monster Beverage Corp.(a)	134	9,728
Moody’s Corp.	179	6,550
Morgan Stanley	1,231	16,446
Mosaic Co. (The)	269	12,826
Motorola Solutions Inc.	239	11,491
Murphy Oil Corp.	162	7,552
Mylan Inc.(a)	373	8,083
Nabors Industries Ltd.(a)	252	3,415
NASDAQ OMX Group Inc. (The)(a)	105	2,297
National Oilwell Varco Inc.	372	24,831
NetApp Inc.(a)	324	9,642
Netflix Inc.(a)	46	2,918
New York Community Bancorp Inc.	349	4,310
Newell Rubbermaid Inc.	249	4,582
Newfield Exploration Co.(a)	118	3,535
Newmont Mining Corp.	437	20,609
News Corp. Class A NVS	1,464	28,109
News Corp. Class B	391	7,585
NextEra Energy Inc.	353	23,065
Nielsen Holdings NV(a)	81	2,247
NII Holdings Inc.(a)	148	1,705
Nike Inc. Class B	315	34,077
NiSource Inc.	244	6,122
Noble Corp.(a)	229	7,161
Noble Energy Inc.	155	13,091
Nordstrom Inc.	157	7,437
Norfolk Southern Corp.	305	19,984
Northeast Utilities	277	9,975
Northern Trust Corp.	190	8,204
Northrop Grumman Corp.	205	12,044
NRG Energy Inc.(a)	207	3,171
Nuance Communications Inc.(a)	214	4,428
Nucor Corp.	276	9,870
NVIDIA Corp.(a)	525	6,526
NYSE Euronext Inc.	229	5,567
O’Reilly Automotive Inc.(a)	110	10,537
Occidental Petroleum Corp.	713	56,520
Omnicare Inc.	90	2,837
Omnicom Group Inc.	249	11,872
ONEOK Inc.	87	7,220
Oracle Corp.	3,547	93,889
Owens-Illinois Inc.(a)	144	2,814
PACCAR Inc.	291	10,933
Pall Corp.	105	5,844
Parker Hannifin Corp.	138	11,280
PartnerRe Ltd.	58	4,110
Patterson Companies Inc.	82	2,726
Paychex Inc.	287	8,601
Peabody Energy Corp.	239	5,583
Pentair Inc.	87	3,546
People’s United Financial Inc.	308	3,582
Pepco Holdings Inc.	194	3,698
PepsiCo, Inc.	1,390	94,311
Perrigo Co.	73	7,584
PetSmart Inc.	103	6,637
Pfizer Inc.	6,633	145,064
PG&E Corp.	352	15,382
Philip Morris International Inc.	1,512	127,779
Phillips 66(a)	572	17,177
Pinnacle West Capital Corp.	96	4,740
Pioneer Natural Resources Co.	93	8,993
Pitney Bowes Inc.	172	2,346
Plains Exploration & Production Co.(a)	123	4,402

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Plum Creek Timber Co. Inc.	142	5,183
PNC Financial Services Group Inc. (The)(d)	461	28,315
PPG Industries Inc.	139	14,378
PPL Corp.	506	13,849
Praxair Inc.	266	28,260
Precision Castparts Corp.	126	20,942
Priceline.com Inc.(a)	45	28,147
Principal Financial Group Inc.	264	6,484
Procter & Gamble Co. (The)	2,410	150,119
Progress Energy Inc.	259	14,198
Progressive Corp. (The)	528	11,473
Prologis, Inc.	403	12,888
Prudential Financial Inc.	426	19,788
Public Service Enterprise Group Inc.	443	13,817
Public Storage	130	17,351
PVH Corp.	55	4,455
QEP Resources Inc.	155	4,080
QUALCOMM Inc.	1,472	84,360
Quanta Services Inc.(a)(b)	182	4,110
Quest Diagnostics Inc.	139	7,909
Rackspace Hosting Inc.(a)	89	4,403
Ralcorp Holdings Inc.(a)	51	3,241
Ralph Lauren Corp.	55	8,184
Range Resources Corp.	144	8,271
Rayonier Inc.	107	4,598
Raytheon Co.	311	15,650
Red Hat Inc.(a)	169	8,683
Regency Centers Corp.	81	3,549
Regeneron Pharmaceuticals Inc.(a)	64	8,682
Regions Financial Corp.	1,245	7,831
RenaissanceRe Holdings Ltd.	47	3,622
Republic Services Inc.	264	6,959
Reynolds American Inc.	306	12,803
Robert Half International Inc.	122	3,467
Rock-Tenn Co. Class A	63	3,250
Rockwell Automation Inc.	127	9,209
Rockwell Collins Inc.	136	6,850
Roper Industries Inc.	86	8,705
Ross Stores Inc.	188	11,887
Royal Caribbean Cruises Ltd.	127	2,991
Safeway Inc.	227	4,318
SAIC Inc.	225	2,500
Salesforce.com Inc.(a)	112	15,525
SanDisk Corp.(a)	209	6,834
Sara Lee Corp.	487	10,178
SBA Communications Corp. Class A(a)	98	5,091
SCANA Corp.	107	5,024
Schlumberger Ltd.	1,184	74,888
Scripps Networks Interactive Inc. Class A	80	4,382
Seagate Technology PLC	367	8,599
Sealed Air Corp.	140	2,191
Sears Holdings Corp.(a)(b)	39	1,927
SEI Investments Co.	125	2,239
Sempra Energy	197	12,807
Sherwin-Williams Co. (The)	83	10,760
Sigma-Aldrich Corp.	108	7,492
Simon Property Group Inc.	259	38,208
Sirius XM Radio Inc.(a)	3,256	6,154
SL Green Realty Corp.	64	4,801
SLM Corp.	424	5,923
Southern Co. (The)	752	34,524
Southwest Airlines Co.	179	1,616
Southwestern Energy Co.(a)	307	8,605
Spectra Energy Corp.	570	16,365
Sprint Nextel Corp.(a)	2,574	6,615
SPX Corp.	46	3,304
St. Jude Medical Inc.	288	11,065
Stanley Black & Decker Inc.	141	9,341
Staples Inc.	618	8,121

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Starbucks Corp.	656	36,008
Starwood Hotels & Resorts Worldwide Inc.	172	9,090
State Street Corp.	441	18,174
Stericycle Inc.(a)	74	6,457
Stryker Corp.	255	13,120
Sunoco Inc.	107	4,970
SunTrust Banks Inc.	457	10,474
Superior Energy Services Inc.(a)	97	2,099
Symantec Corp.(a)	644	9,557
Synopsys Inc.(a)	125	3,694
Sysco Corp.	520	14,513
T. Rowe Price Group Inc.	226	13,015
Target Corp.	563	32,603
TD Ameritrade Holding Corp.	194	3,329
TE Connectivity Ltd.	380	11,940
Teradata Corp.(a)	152	10,105
Texas Instruments Inc.	1,008	28,708
Textron Inc.	235	5,553
Thermo Fisher Scientific Inc.	335	16,911
Tiffany & Co.	106	5,871
Time Warner Cable Inc.	287	21,640
Time Warner Inc.	849	29,265
TJX Companies Inc. (The)	676	28,703
Toll Brothers Inc.(a)	129	3,519
Torchmark Corp.	93	4,339
Total System Services Inc.	141	3,281
Tractor Supply Co.	60	5,481
TransDigm Group Inc.(a)	40	4,920
Travelers Companies Inc. (The)	360	22,496
Trimble Navigation Ltd.(a)	105	4,952
TRW Automotive Holdings Corp.(a)	85	3,278
Tyco International Ltd.	411	21,849
Tyson Foods Inc. Class A	267	5,172
U.S. Bancorp	1,675	52,109
UDR Inc.	168	4,351
Ulta Salon, Cosmetics & Fragrance Inc.	50	4,469
Ultra Petroleum Corp.(a)(b)	134	2,482
Union Pacific Corp.	429	47,791
United Continental Holdings Inc.(a)(b)	84	2,114
United Parcel Service Inc. Class B	642	48,111
United States Steel Corp.(b)	125	2,538
United Technologies Corp.	758	56,175
UnitedHealth Group Inc.	915	51,030
Unum Group	262	5,227
Urban Outfitters Inc.(a)	112	3,133
URS Corp.	71	2,568
Valero Energy Corp.	500	10,550
Varian Medical Systems Inc.(a)	103	6,042
Ventas Inc.	245	14,411
VeriFone Systems Inc.(a)	89	3,214
VeriSign Inc.(a)	139	5,314
Verisk Analytics Inc. Class A(a)	100	4,790
Verizon Communications Inc.	2,482	103,350
Vertex Pharmaceuticals Inc.(a)	184	11,047
VF Corp.	79	11,142
Viacom Inc. Class B NVS	429	20,476
Virgin Media Inc.	263	5,794
Visa Inc. Class A	457	52,646
VMware Inc. Class A(a)	76	7,069
Vornado Realty Trust	147	12,042
Vulcan Materials Co.	114	3,950
W.R. Berkley Corp.	102	3,909
W.W. Grainger Inc.	55	10,651
Wal-Mart Stores Inc.	1,662	109,393
Walgreen Co.	794	24,233
Walt Disney Co. (The)	1,488	68,016
Walter Energy Inc.	57	2,762
Warner Chilcott PLC Class A(a)	122	2,301
Waste Management Inc.	394	12,781

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

Waters Corp.(a)	80	6,382
Watson Pharmaceuticals Inc.(a)	118	8,412
Weatherford International Ltd.(a)(b)	664	7,975
WellPoint Inc.	292	19,678
Wells Fargo & Co.	4,394	140,828
Western Digital Corp.(a)	204	6,404
Western Union Co.	546	8,954
Weyerhaeuser Co.	466	9,278
Whirlpool Corp.	67	4,146
Whiting Petroleum Corp.(a)	103	4,451
Whole Foods Market Inc.	150	13,292
Williams Companies Inc. (The)	519	15,845
Willis Group Holdings PLC	146	5,149
Windstream Corp.	504	4,717
Wisconsin Energy Corp.	204	7,719
Wyndham Worldwide Corp.	110	5,478
Wynn Resorts Ltd.	73	7,522
Xcel Energy Inc.	422	11,824
Xerox Corp.	1,213	8,758
Xilinx Inc.	233	7,449
XL Group PLC	259	5,289
Xylem Inc.	154	3,901
Yahoo! Inc.(a)	1,051	16,017
Yum! Brands Inc.	409	28,777
Zimmer Holdings Inc.	154	9,340

		10,808,021

TOTAL COMMON STOCKS
(Cost: $20,231,360)		19,725,074

PREFERRED STOCKS—0.20%

GERMANY—0.20%
Bayerische Motoren Werke AG	40	2,048
Henkel AG & Co. KGaA	134	8,730
Porsche Automobil Holding SE	134	6,869
ProSiebenSat.1 Media AG	80	1,678
Volkswagen AG	126	20,113

		39,438
UNITED KINGDOM—0.00%
Rolls-Royce Holdings PLC Class C	174,370	268

		268

TOTAL PREFERRED STOCKS
(Cost: $39,081)		39,706

RIGHTS—0.00%

ITALY—0.00%
Fiat Industrial SpA A(a)	670	—
Fiat Industrial SpA B(a)	670	—
Fiat SpA A(a)	670	—
Fiat SpA B(a)	670	—

		—
SPAIN—0.00%
CaixaBank SA(a)	646	42
Gas Natural SDG SA(a)	303	175

		217

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD INDEX FUND

May 31, 2012

TOTAL RIGHTS
(Cost: $215)		217

WARRANTS—0.00%

UNITED STATES—0.00%
Kinder Morgan Inc. (Expires 2/15/17)(a)	1	2

		2

TOTAL WARRANTS
(Cost: $2)		2

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	94,168	94,168
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%(d)(e)(f)	6,852	6,852
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(e)	1,828	1,828

		102,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $102,848)		102,848

TOTAL INVESTMENTS IN SECURITIES—99.96%
(Cost: $20,373,506)		19,867,847
Other Assets, Less Liabilities—0.04%		7,750

NET ASSETS—100.00%		$19,875,597

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SDR	- Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Fund	iShares MSCI Fund
All Country World Minimum Volatility Index[a]	Global Select Metals & Mining Producers[d]
Australia Index	Global Silver Miners[d]
Austria Investable Market Index	Hong Kong Index
Belgium Investable Market Index	Israel Capped Investable Market Index
Brazil Index	Italy Index
BRIC Index	Japan Index
Canada Index	Japan Small Cap Index
Chile Investable Market Index	Malaysia Index
Emerging Markets Asia Index[b]	Mexico Investable Market Index
Emerging Markets Consumer Discretionary Sector Index[b]	Netherlands Investable Market Index
Emerging Markets Eastern Europe Index	Pacific ex-Japan Index
Emerging Markets EMEA Index[c]	Singapore Index
Emerging Markets Energy Sector Capped Index[b]	South Africa Index
Emerging Markets Growth Index[b]	South Korea Index
Emerging Markets Index	Spain Index
Emerging Markets Minimum Volatility Index[a]	Sweden Index
Emerging Markets Small Cap Index	Switzerland Index
Emerging Markets Value Index[b]	Taiwan Index
EMU Index	Thailand Investable Market Index
France Index	Turkey Investable Market Index
Germany Index	United Kingdom Index
Global Agriculture Producers[d]	USA Index
Global Energy Producers[d]	World Index[e]
Global Gold Miners[d]

[a]	The Fund commenced operations on October 18, 2011.
[b]	The Fund commenced operations on February 8, 2012.
[c]	The Fund commenced operations on January 18, 2012.
[d]	The Fund commenced operations on January 31, 2012.
[e]	The Fund commenced operations on January 10, 2012.

Each of the iShares MSCI BRIC, iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Growth, iShares MSCI Emerging Markets, iShares MSCI Emerging Markets Minimum Volatility, iShares MSCI Emerging Markets Small Cap and iShares MSCI Emerging Markets Value Index Funds carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying consolidated schedules of investments include the securities held by each Fund’s Subsidiary.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Accounting principles generally accepted in the United States of America (U.S. GAAP) defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the ETF is primarily traded. ETFs traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of May 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule or Consolidated Schedule of Investments.

	Investments
iShares MSCI Fund and Investment Type	Level 1	Level 2	Level 3	Total
All Country World Minimum Volatility Index
Assets:
Common Stocks	$289,883,193	$247,069	$—	$290,130,262
Investment Companies	763,040	—	—	763,040
Preferred Stocks	443,490	—	—	443,490
Short-Term Investments	7,025,297	—	—	7,025,297

	$298,115,020	$247,069	$—	$298,362,089

Australia Index
Assets:
Common Stocks	$2,191,210,140	$3,227,868	$2,336	$2,194,440,344
Short-Term Investments	10,144,528	—	—	10,144,528

	$2,201,354,668	$3,227,868	$2,336	$2,204,584,872

Austria Investable Market Index
Assets:
Common Stocks	$53,000,790	$—	$234	$53,001,024
Short-Term Investments	6,004,395	—	—	6,004,395

	$59,005,185	$—	$234	$59,005,419

Belgium Investable Market Index
Assets:
Common Stocks	$24,984,275	$—	$—	$24,984,275
Short-Term Investments	1,717,532	—	—	1,717,532

	$26,701,807	$—	$—	$26,701,807

Brazil Index
Assets:
Common Stocks	$3,338,293,797	$—	$—	$3,338,293,797
Preferred Stocks	3,806,617,462	—	—	3,806,617,462
Rights	2,259	—	—	2,259
Short-Term Investments	737,554	—	—	737,554

	$7,145,651,072	$—	$—	$7,145,651,072

BRIC Index
Assets:
Common Stocks	$591,118,242	$1,014,639	$—	$592,132,881
Preferred Stocks	120,920,143	—	—	120,920,143
Rights	61	—	—	61
Short-Term Investments	36,135,386	—	—	36,135,386

	$748,173,832	$1,014,639	$—	$749,188,471

Canada Index
Assets:
Common Stocks	$4,025,934,609	$—	$94		$4,025,934,703
Short-Term Investments	19,550,153	—	—		19,550,153

	$4,045,484,762	$—	$94		$4,045,484,856

Chile Investable Market Index
Assets:
Common Stocks	$532,908,009	$—	$—		$532,908,009
Preferred Stocks	37,724,117	—	—		37,724,117
Short-Term Investments	1,032,667	—	—		1,032,667

	$571,664,793	$—	$—		$571,664,793

Emerging Markets Asia Index
Assets:
Common Stocks	$19,224,127	$19,019	$—		$19,243,146
Preferred Stocks	169,076	—	—		169,076
Rights	—	—	0	[a]	0	[a]
Short-Term Investments	16,217	—	—		16,217

	$19,409,420	$19,019	$0	[a]	$19,428,439

Emerging Markets Consumer Discretionary Sector Index
Assets:
Common Stocks	$8,980,701	$—	$—		$8,980,701
Preferred Stocks	219,908	—	—		219,908
Short-Term Investments	264,070	—	—		264,070

	$9,464,679	$—	$—		$9,464,679

Emerging Markets Eastern Europe Index
Assets:
Common Stocks	$17,486,845	$—	$—		$17,486,845
Preferred Stocks	521,586	—	—		521,586
Rights	—	—	0	[a]	0	[a]
Short-Term Investments	10,565	—	—		10,565

	$18,018,996	$—	$0	[a]	$18,018,996

Emerging Markets EMEA Index
Assets:
Common Stocks	$9,141,957	$—	$—		$9,141,957
Preferred Stocks	117,991	—	—		117,991
Rights	—	—	0	[a]	0	[a]
Short-Term Investments	5,551	—	—		5,551

	$9,265,499	$—	$0	[a]	$9,265,499

Emerging Markets Energy Sector Capped Index
Assets:
Common Stocks	$6,817,532	$—	$—		$6,817,532
Preferred Stocks	802,199	—	—		802,199

	$7,619,731	$—	$—		$7,619,731

Emerging Markets Growth Index
Assets:
Common Stocks	$8,898,491	$10,777	$—		$8,909,268
Preferred Stocks	693,074	—	—		693,074
Rights	—	—	0	[a]	0	[a]
Short-Term Investments	105,849	—	—		105,849

	$9,697,414	$10,777	$0	[a]	$9,708,191

Emerging Markets Index
Assets:
Common Stocks	$29,907,123,595	$32,006,671	$—		$29,939,130,266
Preferred Stocks	2,599,362,289	—	—		2,599,362,289
Rights	1,480	—	145		1,625
Short-Term Investments	1,617,271,062	—	—		1,617,271,062

	$34,123,758,426	$32,006,671	$145		$34,155,765,242

Emerging Markets Minimum Volatility Index
Assets:
Common Stocks	$117,112,939	$964,908	$—		$118,077,847
Preferred Stocks	6,297,475	—	—		6,297,475
Short-Term Investments	350,572	—	—		350,572

	$123,760,986	$964,908	$—		$124,725,894

Emerging Markets Small Cap Index
Assets:
Common Stocks	$8,163,306	$22,981	$8,722		$8,195,009
Preferred Stocks	151,607	—	—		151,607

	$8,314,913	$22,981	$8,722		$8,346,616

Emerging Markets Value Index
Assets:
Common Stocks	$7,931,089	$—	$—		$7,931,089
Preferred Stocks	787,902	—	—		787,902
Rights	16	—	—		16

	$8,719,007	$—	$—		$8,719,007

EMU Index
Assets:
Common Stocks	$624,695,561	$—	$76		$624,695,637
Preferred Stocks	13,423,508	—	—		13,423,508
Rights	66,415	61	—		66,476
Short-Term Investments	6,048,982	—	—		6,048,982

	$644,234,466	$61	$76		$644,234,603

France Index
Assets:
Common Stocks	$242,029,816	$—	$—		$242,029,816
Short-Term Investments	1,302,215	—	—		1,302,215

	$243,332,031	$—	$—		$243,332,031

Germany Index
Assets:
Common Stocks	$2,232,414,905	$—		$—		$2,232,414,905
Preferred Stocks	164,131,222	—		—		164,131,222
Short-Term Investments	22,310,450	—		—		22,310,450

	$2,418,856,577	$—		$—		$2,418,856,577

Global Agriculture Producers
Assets:
Common Stocks	$4,550,128	$—		$—		$4,550,128
Preferred Stocks	63,602	—		—		63,602
Investment Companies	36,400	—		—		36,400
Rights	—	0	[a]	—		0	[a]
Short-Term Investments	1,803	—		—		1,803

	$4,651,933	$0	[a]	$—		$4,651,933

Global Energy Producers
Assets:
Common Stocks	$4,170,756	$236		$—		$4,170,992
Preferred Stocks	81,725	—		—		81,725
Short-Term Investments	426	—		—		426

	$4,252,907	$236		$—		$4,253,143

Global Gold Miners
Assets:
Common Stocks	$28,420,264	$370,862		$—		$28,791,126
Short-Term Investments	24,501	—		—		24,501

	$28,444,765	$370,862		$—		$28,815,627

Global Select Metals & Mining Producers
Assets:
Common Stocks	$1,781,774	$356		$0	[a]	$1,782,130
Preferred Stocks	117,719	—		—		117,719
Warrants	—	0	[a]	—		0	[a]
Short-Term Investments	613	—		—		613

	$1,900,106	$356		$0	[a]	$1,900,462

Global Silver Miners
Assets:
Common Stocks	$1,834,504	$—		$—		$1,834,504
Short-Term Investments	697	—		—		697

	$1,835,201	$—		$—		$1,835,201

Hong Kong Index
Assets:
Common Stocks	$1,514,873,091	$—		$—		$1,514,873,091
Short-Term Investments	145,791,244	—		—		145,791,244

	$1,660,664,335	$—		$—		$1,660,664,335

Israel Capped Investable Market Index
Assets:
Common Stocks	$68,484,096	$—		$—		$68,484,096
Short-Term Investments	1,243,986	—		—		1,243,986

	$69,728,082	$—		$—		$69,728,082

Italy Index
Assets:
Common Stocks	$119,282,277	$—	$—	$119,282,277
Rights	—	149	—	149
Short-Term Investments	469,223	—	—	469,223

	$119,751,500	$149	$—	$119,751,649

Japan Index
Assets:
Common Stocks	$4,821,867,588	$—	$—	$4,821,867,588
Short-Term Investments	61,535,066	—	—	61,535,066

	$4,883,402,654	$—	$—	$4,883,402,654

Japan Small Cap Index
Assets:
Common Stocks	$50,368,902	$—	$—	$50,368,902
Short-Term Investments	845,637	—	—	845,637

	$51,214,539	$—	$—	$51,214,539

Malaysia Index
Assets:
Common Stocks	$863,887,218	$—	$—	$863,887,218
Short-Term Investments	47,656	—	—	47,656

	$863,934,874	$—	$—	$863,934,874

Mexico Investable Market Index
Assets:
Common Stocks	$1,016,256,259	$—	$—	$1,016,256,259
Short-Term Investments	17,744,731	—	—	17,744,731

	$1,034,000,990	$—	$—	$1,034,000,990

Netherlands Investable Market Index
Assets:
Common Stocks	$53,009,912	$5,025	$—	$53,014,937
Warrants	—	—	1	1
Short-Term Investments	161,658	—	—	161,658

	$53,171,570	$5,025	$1	$53,176,596

Pacific ex-Japan Index
Assets:
Common Stocks	$2,891,555,832	$2,743,901	$3,339	$2,894,303,072
Short-Term Investments	72,485,562	—	—	72,485,562

	$2,964,041,394	$2,743,901	$3,339	$2,966,788,634

Singapore Index
Assets:
Common Stocks	$1,370,967,790	$—	$—	$1,370,967,790
Short-Term Investments	81,602,690	—	—	81,602,690

	$1,452,570,480	$—	$—	$1,452,570,480

South Africa Index
Assets:
Common Stocks	$447,123,922	$—	$—	$447,123,922
Short-Term Investments	13,808,234	—	—	13,808,234

	$460,932,156	$—	$—	$460,932,156

South Korea Index
Assets:
Common Stocks	$2,561,250,020	$—	$—	$2,561,250,020
Preferred Stocks	59,882,372	—	—	59,882,372
Short-Term Investments	170,612,542	—	—	170,612,542

	$2,791,744,934	$—	$—	$2,791,744,934

Spain Index
Assets:
Common Stocks	$129,608,785	$—	$—	$129,608,785
Rights	785,767	—	—	785,767
Short-Term Investments	8,753,410	—	—	8,753,410

	$139,147,962	$—	$—	$139,147,962

Sweden Index
Assets:
Common Stocks	$275,987,799	$—	$—	$275,987,799
Short-Term Investments	15,176	—	—	15,176

	$276,002,975	$—	$—	$276,002,975

Switzerland Index
Assets:
Common Stocks	$509,829,543	$—	$—	$509,829,543
Short-Term Investments	214,760	—	—	214,760

	$510,044,303	$—	$—	$510,044,303

Taiwan Index
Assets:
Common Stocks	$2,208,303,926	$—	$23	$2,208,303,949
Short-Term Investments	237,593,292	—	—	237,593,292

	$2,445,897,218	$—	$23	$2,445,897,241

Thailand Investable Market Index
Assets:
Common Stocks	$669,266,706	$—	$—	$669,266,706
Warrants	27,235	72	—	27,307
Short-Term Investments	27,142,858	—	—	27,142,858

	$696,436,799	$72	$—	$696,436,871

Turkey Investable Market Index
Assets:
Common Stocks	$345,774,755	$—	$—	$345,774,755
Short-Term Investments	44,002,009	—	—	44,002,009

	$389,776,764	$—	$—	$389,776,764

United Kingdom Index
Assets:
Common Stocks	$1,230,541,830	$—	$—	$1,230,541,830
Preferred Stocks	—	194,366	—	194,366
Short-Term Investments	3,042,345	—	—	3,042,345

	$1,233,584,175	$194,366	$—	$1,233,778,541

USA Index
Assets:
Common Stocks	$121,093,408	$—		$—	$121,093,408
Short-Term Investments	1,475,806	—		—	1,475,806

	$122,569,214	$—		$—	$122,569,214

World Index
Assets:
Common Stocks	$19,724,072	$1,002		$—	$19,725,074
Preferred Stocks	39,438	268		—	39,706
Rights	217	0	[a]	—	217
Warrants	2	—		—	2
Short-Term Investments	102,848	—		—	102,848

	$19,866,577	$1,270		$—	$19,867,847

[a]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country World Minimum Volatility Index	$302,671,275	$3,887,475	$(8,196,661)	$(4,309,186)
Australia Index	2,696,696,973	27,680,265	(519,792,366)	(492,112,101)
Austria Investable Market Index	127,081,357	737,467	(68,813,405)	(68,075,938)
Belgium Investable Market Index	48,136,764	770,412	(22,205,369)	(21,434,957)
Brazil Index	6,212,853,505	2,133,879,261	(1,201,081,694)	932,797,567
BRIC Index	869,550,848	40,676,708	(161,039,085)	(120,362,377)
Canada Index	4,993,449,430	165,802,400	(1,113,766,974)	(947,964,574)
Chile Investable Market Index	473,928,736	130,254,237	(32,518,180)	97,736,057
Emerging Markets Asia Index	21,696,296	150,364	(2,418,221)	(2,267,857)
Emerging Markets Consumer Discretionary Sector Index	10,523,574	196,218	(1,255,113)	(1,058,895)
Emerging Markets Eastern Europe Index	29,430,256	429	(11,411,689)	(11,411,260)
Emerging Markets EMEA Index	10,557,920	43,080	(1,335,501)	(1,292,421)
Emerging Markets Energy Sector Capped Index	10,239,682	31,001	(2,650,952)	(2,619,951)
Emerging Markets Growth Index	10,706,816	210,350	(1,208,975)	(998,625)
Emerging Markets Index	38,185,426,503	3,281,331,300	(7,310,992,561)	(4,029,661,261)
Emerging Markets Minimum Volatility Index	128,660,730	2,273,630	(6,208,466)	(3,934,836)

Emerging Markets Small Cap Index	9,578,852	262,923	(1,495,159)	(1,232,236)
Emerging Markets Value Index	10,408,778	55,282	(1,745,053)	(1,689,771)
EMU Index	1,187,698,720	4,524,578	(547,988,695)	(543,464,117)
France Index	420,832,967	342,710	(177,843,646)	(177,500,936)
Germany Index	3,412,806,681	3,744,901	(997,695,005)	(993,950,104)
Global Agriculture Producers	5,031,854	62,737	(442,658)	(379,921)
Global Energy Producers	5,052,365	8,686	(807,908)	(799,222)
Global Gold Miners	34,207,144	25,337	(5,416,854)	(5,391,517)
Global Select Metals & Mining Producers	2,483,970	3,033	(586,541)	(583,508)
Global Silver Miners	2,473,223	663	(638,685)	(638,022)
Hong Kong Index	1,869,570,022	42,970,626	(251,876,313)	(208,905,687)
Israel Capped Investable Market Index	107,692,259	1,675,185	(39,639,362)	(37,964,177)
Italy Index	224,771,043	150	(105,019,544)	(105,019,394)
Japan Index	7,004,573,243	73,606,741	(2,194,777,330)	(2,121,170,589)
Japan Small Cap Index	57,748,862	2,745,758	(9,280,081)	(6,534,323)
Malaysia Index	500,896,389	409,369,534	(46,331,049)	363,038,485
Mexico Investable Market Index	1,284,466,167	14,409,013	(264,874,190)	(250,465,177)
Netherlands Investable Market Index	98,355,548	665,596	(45,844,548)	(45,178,952)
Pacific ex-Japan Index	3,078,492,525	312,325,345	(424,029,236)	(111,703,891)
Singapore Index	1,558,714,348	99,255,954	(205,399,822)	(106,143,868)
South Africa Index	528,186,306	23,243,691	(90,497,841)	(67,254,150)
South Korea Index	1,996,424,648	1,409,566,387	(614,246,101)	795,320,286
Spain Index	273,742,757	3,055	(134,597,850)	(134,594,795)
Sweden Index	378,070,213	1,479,024	(103,546,262)	(102,067,238)
Switzerland Index	575,820,903	27,227,693	(93,004,293)	(65,776,600)
Taiwan Index	1,927,677,213	829,573,047	(311,353,019)	518,220,028
Thailand Investable Market Index	701,304,869	50,571,099	(55,439,097)	(4,867,998)
Turkey Investable Market Index	543,689,075	9,100,497	(163,012,808)	(153,912,311)
United Kingdom Index	1,534,717,772	46,883,647	(347,822,878)	(300,939,231)
USA Index	117,572,043	8,856,308	(3,859,137)	4,997,171
World Index	20,373,506	762,399	(1,268,058)	(505,659)
RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock, and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country World Minimum Volatility Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Global Agriculture Producers Fund, in order to improve their portfolio liquidity and their ability to track their underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended May 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Fund and Name of Affiliated Issuer	Shares Held at beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
All Country World Minimum Volatility Index
iShares S&P India Nifty 50 Index Fund	—	140,952	(102,800)	38,152	$763,040	$26	$(362,675)

Emerging Markets Index
iShares MSCI Malaysia Index Fund	349,867	43,826	(393,693)	—	$—	$—	(131,480)

Global Agriculture Producers
iShares S&P India Nifty 50 Index Fund	—	1,820	—	1,820	$36,400	$—	$—

USA Index
BlackRock Inc.	42	1,480	(215)	1,307	$223,236	$2,888	$2,717
PNC Financial Services Group Inc. (The)	236	6,033	(1,077)	5,192	318,893	4,123	7,051

					$542,129	$7,011	$9,768

World Index
BlackRock Inc.	—	117	—	117	$19,984	$122	$—
PNC Financial Services Group Inc. (The)	—	461	—	461	28,315	346	—

					$48,299	$468	$—

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of May 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	July 27, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	July 27, 2012